UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07803

Name of Registrant:	Vanguard Scottsdale Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Natalie Lamarque, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2025—February 28, 2026

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Explorer Value™ Fund Investor Shares - VEVFX

Russell 1000 Index Fund ETF Shares - VONE

Russell 1000 Index Fund Institutional Shares - VRNIX

Russell 1000 Value Index Fund ETF Shares - VONV

Russell 1000 Value Index Fund Institutional Shares - VRVIX

Russell 1000 Growth Index Fund ETF Shares - VONG

Russell 1000 Growth Index Fund Institutional Shares - VRGWX

Russell 2000 Index Fund ETF Shares - VTWO

Russell 2000 Index Fund Institutional Shares - VRTIX

Russell 2000 Value Index Fund ETF Shares - VTWV

Russell 2000 Value Index Fund Institutional Shares - VRTVX

Russell 2000 Growth Index Fund ETF Shares - VTWG

Russell 2000 Growth Index Fund Institutional Shares - VRTGX

Russell 3000 Index Fund ETF Shares - VTHR

Russell 3000 Index Fund Institutional Shares - VRTTX

Vanguard Explorer Value™ Fund

Investor Shares (VEVFX)

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Vanguard Explorer Value™ Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$27	0.52%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of February 28, 2026)

Table Summary
Fund Net Assets (in millions)	$1,210
Number of Portfolio Holdings	175
Portfolio Turnover Rate	22%

Portfolio Composition % of Net Assets  (as of February 28, 2026)

Table Summary
Communication Services	4.7%
Consumer Discretionary	15.6%
Consumer Staples	1.6%
Energy	3.8%
Financials	23.1%
Health Care	6.9%
Industrials	14.9%
Information Technology	8.3%
Materials	4.5%
Other	1.2%
Real Estate	6.8%
Utilities	2.5%
Other Assets and Liabilities—Net	6.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR1690

Vanguard Russell 1000 Index Fund

ETF Shares (VONE) Nasdaq

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Vanguard Russell 1000 Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$4	0.07%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of February 28, 2026)

Table Summary
Fund Net Assets (in millions)	$10,574
Number of Portfolio Holdings	1,018
Portfolio Turnover Rate	1%

Portfolio Composition % of Net Assets  (as of February 28, 2026)

Table Summary
Basic Materials	1.8%
Consumer Discretionary	13.9%
Consumer Staples	4.0%
Energy	3.6%
Financials	10.3%
Health Care	9.4%
Industrials	12.7%
Real Estate	2.2%
Technology	37.0%
Telecommunications	2.1%
Utilities	2.7%
Other Assets and Liabilities—Net	0.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR3348

Vanguard Russell 1000 Index Fund

Institutional Shares (VRNIX)

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Vanguard Russell 1000 Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3	0.06%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of February 28, 2026)

Table Summary
Fund Net Assets (in millions)	$10,574
Number of Portfolio Holdings	1,018
Portfolio Turnover Rate	1%

Portfolio Composition % of Net Assets  (as of February 28, 2026)

Table Summary
Basic Materials	1.8%
Consumer Discretionary	13.9%
Consumer Staples	4.0%
Energy	3.6%
Financials	10.3%
Health Care	9.4%
Industrials	12.7%
Real Estate	2.2%
Technology	37.0%
Telecommunications	2.1%
Utilities	2.7%
Other Assets and Liabilities—Net	0.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR1848

Vanguard Russell 1000 Value Index Fund

ETF Shares (VONV) Nasdaq

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Vanguard Russell 1000 Value Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$4	0.07%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of February 28, 2026)

Table Summary
Fund Net Assets (in millions)	$18,479
Number of Portfolio Holdings	884
Portfolio Turnover Rate	2%

Portfolio Composition % of Net Assets  (as of February 28, 2026)

Table Summary
Basic Materials	3.3%
Consumer Discretionary	10.9%
Consumer Staples	6.3%
Energy	6.7%
Financials	18.2%
Health Care	11.5%
Industrials	16.3%
Real Estate	4.0%
Technology	14.0%
Telecommunications	3.5%
Utilities	4.7%
Other Assets and Liabilities—Net	0.6%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR3349

Vanguard Russell 1000 Value Index Fund

Institutional Shares (VRVIX)

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Vanguard Russell 1000 Value Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3	0.06%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of February 28, 2026)

Table Summary
Fund Net Assets (in millions)	$18,479
Number of Portfolio Holdings	884
Portfolio Turnover Rate	2%

Portfolio Composition % of Net Assets  (as of February 28, 2026)

Table Summary
Basic Materials	3.3%
Consumer Discretionary	10.9%
Consumer Staples	6.3%
Energy	6.7%
Financials	18.2%
Health Care	11.5%
Industrials	16.3%
Real Estate	4.0%
Technology	14.0%
Telecommunications	3.5%
Utilities	4.7%
Other Assets and Liabilities—Net	0.6%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR1849

Vanguard Russell 1000 Growth Index Fund

ETF Shares (VONG) Nasdaq

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Vanguard Russell 1000 Growth Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$3	0.07%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of February 28, 2026)

Table Summary
Fund Net Assets (in millions)	$47,038
Number of Portfolio Holdings	398
Portfolio Turnover Rate	3%

Portfolio Composition % of Net Assets  (as of February 28, 2026)

Table Summary
Basic Materials	0.3%
Consumer Discretionary	17.4%
Consumer Staples	1.9%
Energy	0.4%
Financials	2.3%
Health Care	8.0%
Industrials	9.4%
Real Estate	0.5%
Technology	58.3%
Telecommunications	0.7%
Utilities	0.6%
Other Assets and Liabilities—Net	0.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR3350

Vanguard Russell 1000 Growth Index Fund

Institutional Shares (VRGWX)

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Vanguard Russell 1000 Growth Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3	0.06%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of February 28, 2026)

Table Summary
Fund Net Assets (in millions)	$47,038
Number of Portfolio Holdings	398
Portfolio Turnover Rate	3%

Portfolio Composition % of Net Assets  (as of February 28, 2026)

Table Summary
Basic Materials	0.3%
Consumer Discretionary	17.4%
Consumer Staples	1.9%
Energy	0.4%
Financials	2.3%
Health Care	8.0%
Industrials	9.4%
Real Estate	0.5%
Technology	58.3%
Telecommunications	0.7%
Utilities	0.6%
Other Assets and Liabilities—Net	0.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR1850

Vanguard Russell 2000 Index Fund

ETF Shares (VTWO) Nasdaq

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Vanguard Russell 2000 Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$4	0.07%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of February 28, 2026)

Table Summary
Fund Net Assets (in millions)	$15,184
Number of Portfolio Holdings	1,969
Portfolio Turnover Rate	7%

Portfolio Composition % of Net Assets  (as of February 28, 2026)

Table Summary
Basic Materials	4.8%
Consumer Discretionary	10.8%
Consumer Staples	1.7%
Energy	6.1%
Financials	16.1%
Health Care	17.1%
Industrials	19.7%
Other	0.0%
Real Estate	5.7%
Technology	11.6%
Telecommunications	2.6%
Utilities	3.4%
Other Assets and Liabilities—Net	0.4%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR3351

Vanguard Russell 2000 Index Fund

Institutional Shares (VRTIX)

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Vanguard Russell 2000 Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$4	0.07%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of February 28, 2026)

Table Summary
Fund Net Assets (in millions)	$15,184
Number of Portfolio Holdings	1,969
Portfolio Turnover Rate	7%

Portfolio Composition % of Net Assets  (as of February 28, 2026)

Table Summary
Basic Materials	4.8%
Consumer Discretionary	10.8%
Consumer Staples	1.7%
Energy	6.1%
Financials	16.1%
Health Care	17.1%
Industrials	19.7%
Other	0.0%
Real Estate	5.7%
Technology	11.6%
Telecommunications	2.6%
Utilities	3.4%
Other Assets and Liabilities—Net	0.4%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR1851

Vanguard Russell 2000 Value Index Fund

ETF Shares (VTWV) Nasdaq

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Vanguard Russell 2000 Value Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$5	0.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of February 28, 2026)

Table Summary
Fund Net Assets (in millions)	$1,101
Number of Portfolio Holdings	1,432
Portfolio Turnover Rate	7%

Portfolio Composition % of Net Assets  (as of February 28, 2026)

Table Summary
Basic Materials	5.4%
Consumer Discretionary	12.5%
Consumer Staples	1.5%
Energy	8.5%
Financials	24.2%
Health Care	10.4%
Industrials	12.9%
Other	0.0%
Real Estate	9.5%
Technology	6.4%
Telecommunications	2.6%
Utilities	5.8%
Other Assets and Liabilities—Net	0.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR3352

Vanguard Russell 2000 Value Index Fund

Institutional Shares (VRTVX)

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Vanguard Russell 2000 Value Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$4	0.07%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of February 28, 2026)

Table Summary
Fund Net Assets (in millions)	$1,101
Number of Portfolio Holdings	1,432
Portfolio Turnover Rate	7%

Portfolio Composition % of Net Assets  (as of February 28, 2026)

Table Summary
Basic Materials	5.4%
Consumer Discretionary	12.5%
Consumer Staples	1.5%
Energy	8.5%
Financials	24.2%
Health Care	10.4%
Industrials	12.9%
Other	0.0%
Real Estate	9.5%
Technology	6.4%
Telecommunications	2.6%
Utilities	5.8%
Other Assets and Liabilities—Net	0.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR1852

Vanguard Russell 2000 Growth Index Fund

ETF Shares (VTWG) Nasdaq

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Vanguard Russell 2000 Growth Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$5	0.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of February 28, 2026)

Table Summary
Fund Net Assets (in millions)	$1,438
Number of Portfolio Holdings	1,127
Portfolio Turnover Rate	5%

Portfolio Composition % of Net Assets  (as of February 28, 2026)

Table Summary
Basic Materials	4.1%
Consumer Discretionary	9.3%
Consumer Staples	1.9%
Energy	3.8%
Financials	8.4%
Health Care	23.5%
Industrials	26.2%
Other	0.0%
Real Estate	2.2%
Technology	16.4%
Telecommunications	2.6%
Utilities	1.0%
Other Assets and Liabilities—Net	0.6%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR3353

Vanguard Russell 2000 Growth Index Fund

Institutional Shares (VRTGX)

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Vanguard Russell 2000 Growth Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$4	0.07%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of February 28, 2026)

Table Summary
Fund Net Assets (in millions)	$1,438
Number of Portfolio Holdings	1,127
Portfolio Turnover Rate	5%

Portfolio Composition % of Net Assets  (as of February 28, 2026)

Table Summary
Basic Materials	4.1%
Consumer Discretionary	9.3%
Consumer Staples	1.9%
Energy	3.8%
Financials	8.4%
Health Care	23.5%
Industrials	26.2%
Other	0.0%
Real Estate	2.2%
Technology	16.4%
Telecommunications	2.6%
Utilities	1.0%
Other Assets and Liabilities—Net	0.6%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR1853

Vanguard Russell 3000 Index Fund

ETF Shares (VTHR) Nasdaq

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Vanguard Russell 3000 Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$4	0.07%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of February 28, 2026)

Table Summary
Fund Net Assets (in millions)	$5,361
Number of Portfolio Holdings	2,938
Portfolio Turnover Rate	2%

Portfolio Composition % of Net Assets  (as of February 28, 2026)

Table Summary
Basic Materials	1.9%
Consumer Discretionary	13.8%
Consumer Staples	3.9%
Energy	3.7%
Financials	10.5%
Health Care	9.8%
Industrials	13.1%
Other	0.0%
Real Estate	2.4%
Technology	35.8%
Telecommunications	2.1%
Utilities	2.7%
Other Assets and Liabilities—Net	0.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR3354

Vanguard Russell 3000 Index Fund

Institutional Shares (VRTTX)

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Vanguard Russell 3000 Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$4	0.07%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of February 28, 2026)

Table Summary
Fund Net Assets (in millions)	$5,361
Number of Portfolio Holdings	2,938
Portfolio Turnover Rate	2%

Portfolio Composition % of Net Assets  (as of February 28, 2026)

Table Summary
Basic Materials	1.9%
Consumer Discretionary	13.8%
Consumer Staples	3.9%
Energy	3.7%
Financials	10.5%
Health Care	9.8%
Industrials	13.1%
Other	0.0%
Real Estate	2.4%
Technology	35.8%
Telecommunications	2.1%
Utilities	2.7%
Other Assets and Liabilities—Net	0.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR1854

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended February 28, 2026
Vanguard Explorer Value™ Fund

Contents
Financial Statements	1

Explorer Value Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (93.9%)
Communication Services (4.7%)
*	Sphere Entertainment Co.	141,158	16,799
*	Madison Square Garden Entertainment Corp.	192,390	12,148
*	Madison Square Garden Sports Corp.	28,775	9,544
	Omnicom Group Inc.	96,368	8,219
*	Manchester United plc Class A	304,172	5,478
	National CineMedia Inc.	939,683	3,345
	Paramount Skydance Corp. Class B	133,029	1,797
			57,330
Consumer Discretionary (15.6%)
*	Covista Inc.	195,971	19,205
	OneSpaWorld Holdings Ltd.	877,791	18,899
*	Norwegian Cruise Line Holdings Ltd.	697,728	17,297
*	Mattel Inc.	690,855	11,710
	Boyd Gaming Corp.	107,687	8,963
	Leggett & Platt Inc.	688,323	8,040
	ADT Inc.	944,617	7,576
	Phinia Inc.	103,391	7,509
[1]	Choice Hotels International Inc.	68,976	7,267
	Steven Madden Ltd.	193,889	6,999
*	Mohawk Industries Inc.	54,896	6,877
	Gentex Corp.	283,294	6,629
	Carter's Inc.	196,193	6,582
*	Malibu Boats Inc. Class A	218,751	6,357
	Sturm Ruger & Co. Inc.	165,471	6,195
	Perdoceo Education Corp.	171,535	5,721
	Monarch Casino & Resort Inc.	55,539	5,337
*	Stride Inc.	62,057	5,236
*	Asbury Automotive Group Inc.	21,144	4,520
*	Helen of Troy Ltd.	252,217	4,449
*	LGI Homes Inc.	82,128	4,263
	Kontoor Brands Inc.	64,717	4,220
	LCI Industries	29,329	3,907
	Cracker Barrel Old Country Store Inc.	87,691	2,869
	Cheesecake Factory Inc.	36,968	2,395
*	Leslie's Inc.	108,548	119
			189,141
Consumer Staples (1.6%)
	Energizer Holdings Inc.	299,998	6,477
	J M Smucker Co.	55,285	6,410
*	Darling Ingredients Inc.	120,371	6,399
			19,286
Energy (3.8%)
	Select Water Solutions Inc.	596,524	8,154
[1]	Kinetik Holdings Inc.	167,471	7,618
	Core Laboratories Inc.	411,305	7,235
	Weatherford International plc	61,803	6,518
*	Tidewater Inc.	80,428	6,388
	Matador Resources Co.	108,236	5,563
*	Gulfport Energy Corp.	19,204	4,007
	Atlas Energy Solutions Inc.	69,896	673
			46,156
Financials (23.1%)
	First American Financial Corp.	266,851	18,709
	Affiliated Managers Group Inc.	53,117	16,263
	Renasant Corp.	353,546	13,311
	Northern Trust Corp.	87,656	12,543
	Carlyle Group Inc.	228,483	11,879
	Simmons First National Corp. Class A	582,427	11,596
1

Explorer Value Fund
		Shares	Market Value• ($000)
*	EZCorp. Inc. Class A	312,099	8,280
	Popular Inc.	61,071	8,267
	Lazard Inc.	159,509	8,071
	BOK Financial Corp.	63,207	7,946
	Radian Group Inc.	220,032	7,595
	Home BancShares Inc.	272,553	7,484
	Wintrust Financial Corp.	51,633	7,438
	Atlantic Union Bankshares Corp.	198,226	7,346
*	WEX Inc.	49,077	7,322
	First Interstate BancSystem Inc. Class A	210,436	7,283
	Bread Financial Holdings Inc.	102,646	7,273
	PROG Holdings Inc.	206,543	7,272
	CVB Financial Corp.	361,452	6,951
	FNB Corp.	393,923	6,693
	First BanCorp (XNYS)	305,051	6,446
	WSFS Financial Corp.	100,133	6,359
	First Hawaiian Inc.	250,307	6,198
	Bank OZK	131,263	6,112
	Eastern Bankshares Inc.	311,072	6,084
	Federal Agricultural Mortgage Corp. Class C	34,429	5,428
*	NMI Holdings Inc.	132,532	5,210
	Kemper Corp.	148,966	4,815
	FB Financial Corp.	86,130	4,710
	BankUnited Inc.	97,861	4,570
	Rithm Capital Corp.	450,934	4,532
	WaFd Inc.	142,477	4,440
*	Donnelley Financial Solutions Inc.	85,901	4,274
	Navient Corp.	477,087	4,194
	ConnectOne Bancorp Inc.	152,982	4,059
	Hope Bancorp Inc.	354,241	3,989
	Perella Weinberg Partners	205,981	3,813
	First Financial Bancorp	95,500	2,681
	Evercore Inc. Class A	4,749	1,467
			278,903
Health Care (6.9%)
*	Envista Holdings Corp.	451,156	13,178
*	Prestige Consumer Healthcare Inc.	172,134	11,929
	Labcorp Holdings Inc.	29,040	8,396
*	Charles River Laboratories International Inc.	43,351	7,738
*	Omnicell Inc.	173,259	7,121
*	Elanco Animal Health Inc. (XNYS)	229,621	6,062
*	Integra LifeSciences Holdings Corp.	443,166	5,043
*	QuidelOrtho Corp.	208,639	4,745
*	Bio-Rad Laboratories Inc. Class A	16,592	4,620
*	Pacira BioSciences Inc.	173,385	3,799
*	Veradigm Inc.	732,048	3,587
*	UroGen Pharma Ltd.	129,855	2,818
*	Merit Medical Systems Inc.	34,845	2,689
*	Varex Imaging Corp.	152,416	2,007
			83,732
Industrials (14.9%)
	Brink's Co.	135,457	15,817
*	Resideo Technologies Inc.	341,790	13,227
*	Generac Holdings Inc.	56,814	12,804
	Kennametal Inc.	267,189	10,762
	TriNet Group Inc.	232,001	8,835
*	Middleby Corp.	51,333	8,668
	Masco Corp.	103,250	7,395
*	Amentum Holdings Inc.	241,986	7,228
	MSC Industrial Direct Co. Inc. Class A	73,400	6,888
	Loomis AB	135,433	6,841
	Air Lease Corp.	97,037	6,292
	nVent Electric plc	52,481	6,212
	MillerKnoll Inc.	296,777	5,977
	Granite Construction Inc.	42,827	5,758
	KBR Inc.	133,876	5,654
*	AAR Corp.	46,769	5,480
	FTAI Aviation Ltd.	17,138	5,241
	Timken Co.	48,187	5,222
2

Explorer Value Fund
		Shares	Market Value• ($000)
*	CoreCivic Inc.	278,667	4,927
	Interface Inc.	140,694	4,430
*	Gibraltar Industries Inc.	89,608	4,075
*	ATI Inc.	24,192	3,958
	Snap-on Inc.	9,518	3,666
	Simpson Manufacturing Co. Inc.	15,837	3,066
	WESCO International Inc.	8,590	2,487
	EnerSys	14,109	2,344
*	Everus Construction Group Inc.	19,009	2,298
*	OPENLANE Inc.	71,272	2,032
	Applied Industrial Technologies Inc.	6,500	1,837
	Alight Inc. Class A	1,502,002	1,321
			180,742
Information Technology (8.3%)
*	Keysight Technologies Inc.	36,755	11,296
*	Zebra Technologies Corp. Class A	32,565	7,293
*	Ichor Holdings Ltd.	152,623	7,257
	Belden Inc.	45,064	6,458
	Dolby Laboratories Inc. Class A	96,793	6,444
	Adeia Inc.	308,939	6,392
	TD SYNNEX Corp.	38,418	6,024
*	Arrow Electronics Inc.	36,864	5,609
*	Sanmina Corp.	36,057	5,598
*	Insight Enterprises Inc.	66,439	5,552
*	Diodes Inc.	77,964	5,320
*	Cohu Inc.	171,493	5,179
*	Ultra Clean Holdings Inc.	81,450	4,942
*	NCR Voyix Corp.	637,246	4,869
*	Xperi Inc.	721,209	4,421
	MKS Inc.	14,175	3,465
	Jabil Inc.	7,189	1,905
	Silicon Motion Technology Corp. ADR	14,284	1,846
			99,870
Materials (4.5%)
	Sonoco Products Co.	210,062	11,862
	Kaiser Aluminum Corp.	52,826	6,875
*	Axalta Coating Systems Ltd.	187,278	6,257
	Quaker Chemical Corp.	40,754	5,992
	Silgan Holdings Inc.	112,536	5,407
	Eagle Materials Inc.	23,967	5,364
	Ashland Inc.	79,514	4,958
*	Knife River Corp.	54,258	4,828
	Mativ Holdings Inc.	315,208	3,417
			54,960
Other (1.2%)
[2]	Vanguard S&P Small-Cap 600 Value ETF	133,268	14,060
Real Estate (6.8%)
*	Jones Lang LaSalle Inc.	40,219	12,691
	Pebblebrook Hotel Trust	596,439	7,652
	National Storage Affiliates Trust	202,777	7,101
	Agree Realty Corp.	82,887	6,671
	First Industrial Realty Trust Inc.	92,135	5,817
	Essential Properties Realty Trust Inc.	166,399	5,648
	STAG Industrial Inc.	136,676	5,361
*	Piedmont Realty Trust Inc.	705,507	5,355
	LXP Industrial Trust	107,574	5,331
	Independence Realty Trust Inc.	307,247	5,091
	Sila Realty Trust Inc.	196,995	5,069
*	Cushman & Wakefield Ltd.	340,448	4,565
	COPT Defense Properties	119,836	3,808
*	CBRE Group Inc. Class A	16,050	2,370
			82,530
Utilities (2.5%)
	Unitil Corp.	172,214	9,009
	Spire Inc.	89,960	8,241
	MDU Resources Group Inc.	329,428	6,813
3

Explorer Value Fund
		Shares	Market Value• ($000)
	UGI Corp.	148,367	5,550
			29,613
Total Common Stocks (Cost $931,701)			1,136,323
Temporary Cash Investments (6.1%)
Money Market Fund (6.1%)
[3,4]	Vanguard Market Liquidity Fund, 3.693% (Cost $74,040)	740,478	74,041
Total Investments (100.0%) (Cost $1,005,741)			1,210,364
Other Assets and Liabilities—Net (0.0%)			(374)
Net Assets (100%)			1,209,990
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,278.
2	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $2,401 was received for securities on loan.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2026	372	49,005	(399)

See accompanying Notes, which are an integral part of the Financial Statements.
4

Explorer Value Fund
Statement of Assets and Liabilities
As of February 28, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $918,621)	1,122,263
Affiliated Issuers (Cost $87,120)	88,101
Total Investments in Securities	1,210,364
Investment in Vanguard	24
Cash	1
Cash Collateral Pledged—Futures Contracts	3,910
Receivables for Investment Securities Sold	392
Receivables for Accrued Income	1,066
Receivables for Capital Shares Issued	1,095
Total Assets	1,216,852
Liabilities
Payables for Investment Securities Purchased	2,381
Collateral for Securities on Loan	2,401
Payables to Investment Advisor	754
Payables for Capital Shares Redeemed	388
Payables to Vanguard	96
Variation Margin Payable—Futures Contracts	842
Total Liabilities	6,862
Net Assets	1,209,990
1 Includes $2,278 of securities on loan.
At February 28, 2026, net assets consisted of:

Paid-in Capital	974,793
Total Distributable Earnings (Loss)	235,197
Net Assets	1,209,990

Net Assets
Applicable to 26,502,681 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,209,990
Net Asset Value Per Share	$45.66

See accompanying Notes, which are an integral part of the Financial Statements.
5

Explorer Value Fund
Statement of Operations

Six Months Ended February 28, 2026
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	7,073
Dividends—Affiliated Issuers	80
Interest—Unaffiliated Issuers	36
Interest—Affiliated Issuers	818
Securities Lending—Net	6
Total Income	8,013
Expenses
Investment Advisory Fees—Note B
Basic Fee	1,469
Performance Adjustment	65
The Vanguard Group—Note C
Management and Administrative	1,066
Marketing and Distribution	28
Custodian Fees	7
Shareholders’ Reports	23
Trustees’ Fees and Expenses	—
Other Expenses	7
Total Expenses	2,665
Net Investment Income	5,348
Realized Net Gain (Loss)
Investment Securities Sold—Unaffiliated Issuers	48,146
Investment Securities Sold—Affiliated Issuers	329
Futures Contracts	3,411
Foreign Currencies	(2)
Realized Net Gain (Loss)	51,884
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	51,503
Investment Securities—Affiliated Issuers	524
Futures Contracts	(2,031)
Change in Unrealized Appreciation (Depreciation)	49,996
Net Increase (Decrease) in Net Assets Resulting from Operations	107,228
1	Dividends are net of foreign withholding taxes of $22.

See accompanying Notes, which are an integral part of the Financial Statements.
6

Explorer Value Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2026	Year Ended August 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	5,348	12,336
Realized Net Gain (Loss)	51,884	92,247
Change in Unrealized Appreciation (Depreciation)	49,996	(47,637)
Net Increase (Decrease) in Net Assets Resulting from Operations	107,228	56,946
Distributions
Total Distributions	(93,902)	(144,131)
Capital Share Transactions
Issued	172,810	96,291
Issued in Lieu of Cash Distributions	87,347	134,627
Redeemed	(89,909)	(240,788)
Net Increase (Decrease) from Capital Share Transactions	170,248	(9,870)
Total Increase (Decrease)	183,574	(97,055)
Net Assets
Beginning of Period	1,026,416	1,123,471
End of Period	1,209,990	1,026,416

See accompanying Notes, which are an integral part of the Financial Statements.
7

Explorer Value Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2026	Year Ended August 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$45.40	$48.73	$41.35	$39.93	$46.26	$30.32
Investment Operations
Net Investment Income[1]	.230	.515	.495	.586	.461	.351
Net Realized and Unrealized Gain (Loss) on Investments	4.327	2.407	7.957	2.308	(4.910)	15.911
Total from Investment Operations	4.557	2.922	8.452	2.894	(4.449)	16.262
Distributions
Dividends from Net Investment Income	(.495)	(.771)	(.743)	(.495)	(.352)	(.322)
Distributions from Realized Capital Gains	(3.802)	(5.481)	(.329)	(.979)	(1.529)	—
Total Distributions	(4.297)	(6.252)	(1.072)	(1.474)	(1.881)	(.322)
Net Asset Value, End of Period	$45.66	$45.40	$48.73	$41.35	$39.93	$46.26
Total Return[2]	10.89%	6.80%	20.84%	7.43%	-10.05%	53.90%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,210	$1,026	$1,123	$959	$1,083	$1,164
Ratio of Total Expenses to Average Net Assets[3]	0.52%	0.54%	0.49%[4]	0.49%[5]	0.53%[5]	0.52%
Ratio of Net Investment Income to Average Net Assets	1.10%	1.18%	1.15%	1.48%	1.05%	0.85%
Portfolio Turnover Rate	22%	28%	65%	23%	31%	41%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.01%, 0.04%, (0.02%), (0.04%), 0.02%, and 0.01%.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.49%.
5	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.49% and 0.53%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.
8

Explorer Value Fund
Notes to Financial Statements
Vanguard Explorer Value Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2026, the fund’s average investments in long and short futures contracts represented 3% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the
9

Explorer Value Fund
higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	The investment advisory firms Ariel Investments, LLC, Frontier Capital Management Co., LLC, and Wellington Management Company LLP each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee of Ariel Investments, LLC, is subject to quarterly adjustments based on performance relative to the Russell 2500 Value Index for the preceding three years. The basic fee of Frontier Capital Management Co., LLC, is subject to quarterly adjustments based on performance relative to the Russell 2000 Value Index for the preceding three years. The basic fee of Wellington Management Company LLP is subject to quarterly adjustments based on performance relative to the Russell 2000 Value Index since August 31, 2024.
Vanguard, through its wholly owned subsidiary Vanguard Portfolio Management, LLC, manages the cash reserves of the fund as described below.
For the six months ended February 28, 2026, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.29% of the fund’s average net assets, before a net increase of $65,000 (0.01%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2026, the fund had contributed to Vanguard capital in the amount of $24,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,129,482	6,841	—	1,136,323
Temporary Cash Investments	74,041	—	—	74,041
Total	1,203,523	6,841	—	1,210,364
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	(399)	—	—	(399)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
10

Explorer Value Fund
E.	As of February 28, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,014,515
Gross Unrealized Appreciation	274,421
Gross Unrealized Depreciation	(78,971)
Net Unrealized Appreciation (Depreciation)	195,450
F.	During the six months ended February 28, 2026, the fund purchased $266,907,000 of investment securities and sold $220,372,000 of investment securities, other than temporary cash investments.
G.	Capital shares issued and redeemed were:

	Six Months Ended February 28,2026	Year Ended August 31,2025
	Shares (000)	Shares (000)
Issued	3,822	2,129
Issued in Lieu of Cash Distributions	2,085	3,151
Redeemed	(2,012)	(5,726)
Net Increase (Decrease) in Shares Outstanding	3,895	(446)
H.	Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:
		Current Period Transactions
	Aug. 31, 2025 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Feb. 28, 2026 Market Value ($000)
Vanguard Market Liquidity Fund	37,366	NA1	NA1	3	(1)	818	—	74,041
Vanguard S&P Small-Cap 600 Value ETF	8,129	21,171	16,091	326	525	80	—	14,060
Total	45,495	21,171	16,091	329	524	898	—	88,101
1	Not applicable—purchases and sales are for temporary cash investment purposes.
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At February 28, 2026, one shareholder was the record or beneficial owner of 27% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
J.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q16902 042026
11

Financial Statements
For the six-months ended February 28, 2026
Vanguard Russell 1000 Index Fund

Contents
Financial Statements	1

Russell 1000 Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.7%)
Basic Materials (1.8%)
	Linde plc	78,579	39,924
	Newmont Corp. (XNYS)	184,046	23,926
	Freeport-McMoRan Inc.	238,908	16,265
	Ecolab Inc.	41,633	12,838
	Anglogold Ashanti plc (XNYS)	84,141	10,751
	Air Products & Chemicals Inc.	37,080	10,222
	Fastenal Co.	191,616	8,822
	Nucor Corp.	38,374	6,788
	Steel Dynamics Inc.	22,868	4,416
	Royal Gold Inc.	13,695	4,106
	International Paper Co.	87,458	3,809
	Albemarle Corp.	19,683	3,517
	International Flavors & Fragrances Inc.	42,726	3,513
	Carpenter Technology Corp.	8,029	3,196
	Southern Copper Corp.	14,035	3,064
*	RBC Bearings Inc.	5,173	2,979
	Reliance Inc.	8,717	2,751
	CF Industries Holdings Inc.	26,973	2,685
	Alcoa Corp.	43,223	2,683
	Avery Dennison Corp.	12,843	2,522
	LyondellBasell Industries NV Class A	42,267	2,431
	Mueller Industries Inc.	18,200	2,147
	Solstice Advanced Materials Inc.	26,794	2,104
	Eastman Chemical Co.	20,987	1,585
	Mosaic Co.	52,524	1,462
	Element Solutions Inc.	36,916	1,295
*	MP Materials Corp.	21,571	1,270
	Hexcel Corp.	13,027	1,207
	Timken Co.	10,261	1,112
*	Cleveland-Cliffs Inc.	92,268	984
	Celanese Corp.	18,496	924
	NewMarket Corp.	997	624
	Westlake Corp.	5,802	611
	Scotts Miracle-Gro Co.	7,568	531
	Olin Corp.	19,994	507
	Ashland Inc.	7,258	453
	Huntsman Corp.	25,488	322
	FMC Corp.	19,351	285
			188,631
Consumer Discretionary (13.9%)
*	Amazon.com Inc.	1,604,725	336,992
*	Tesla Inc.	472,061	190,009
	Walmart Inc.	727,638	93,101
	Costco Wholesale Corp.	74,238	75,039
*	Netflix Inc.	709,174	68,251
	Home Depot Inc.	166,616	63,434
	McDonald's Corp.	119,536	40,769
	Walt Disney Co.	303,066	32,137
	TJX Cos. Inc.	187,213	30,265
*	Uber Technologies Inc.	337,109	25,425
	Lowe's Cos. Inc.	93,926	24,850
	Booking Holdings Inc.	5,435	23,041
	Starbucks Corp.	190,542	18,677
*	Spotify Technology SA	25,690	13,229
*	O'Reilly Automotive Inc.	140,644	13,204
	Royal Caribbean Cruises Ltd.	42,462	13,204
	Marriott International Inc. Class A	37,579	12,842
	General Motors Co.	155,933	12,274
	NIKE Inc. Class B	193,145	12,010
1

Russell 1000 Index Fund
		Shares	Market Value• ($000)
	Hilton Worldwide Holdings Inc.	38,208	11,913
*	Warner Bros Discovery Inc.	389,037	10,959
	Ross Stores Inc.	53,179	10,936
*	AutoZone Inc.	2,791	10,482
*	Airbnb Inc. Class A	70,942	9,585
	Ford Motor Co.	653,255	9,204
	Target Corp.	75,892	8,636
	Electronic Arts Inc.	42,006	8,425
*	Chipotle Mexican Grill Inc.	219,701	8,177
	Yum! Brands Inc.	46,491	7,818
*	Carvana Co.	22,574	7,543
	Delta Air Lines Inc.	108,861	7,152
*	Roblox Corp. Class A	103,610	7,114
	DR Horton Inc.	43,912	7,043
	Garmin Ltd.	27,209	6,879
	eBay Inc.	75,506	6,861
*	Take-Two Interactive Software Inc.	30,453	6,440
*	United Airlines Holdings Inc.	54,325	5,775
	Dollar General Corp.	36,698	5,734
	Carnival Corp.	180,333	5,690
*	Copart Inc.	147,617	5,623
	Tapestry Inc.	34,509	5,365
*	Ulta Beauty Inc.	7,540	5,163
	Tractor Supply Co.	88,739	4,600
	Omnicom Group Inc.	53,514	4,564
	Estee Lauder Cos. Inc. Class A	40,980	4,486
	PulteGroup Inc.	32,434	4,450
*	Live Nation Entertainment Inc.	26,439	4,287
	Expedia Group Inc.	19,546	4,216
*	Coupang Inc.	218,573	4,170
	Darden Restaurants Inc.	19,471	4,164
*	Dollar Tree Inc.	32,158	4,067
	Williams-Sonoma Inc.	19,758	4,063
	Lennar Corp. Class A	34,950	3,997
	Restaurant Brands International Inc.	53,989	3,872
	Southwest Airlines Co.	77,020	3,794
*	NVR Inc.	461	3,466
*	Burlington Stores Inc.	10,509	3,225
*	Lululemon Athletica Inc.	17,332	3,209
*	Liberty Media Corp.-Liberty Formula One Class C	34,816	3,189
	RB Global Inc. (XTSE)	30,921	3,122
	Somnigroup International Inc.	33,732	3,019
	Las Vegas Sands Corp.	51,355	2,913
	Rollins Inc.	46,967	2,860
*	Deckers Outdoor Corp.	24,180	2,836
*	Flutter Entertainment plc	26,342	2,796
	Genuine Parts Co.	23,122	2,758
*	Aptiv plc	35,888	2,639
	TKO Group Holdings Inc.	11,494	2,573
	Toll Brothers Inc.	15,941	2,507
	Ralph Lauren Corp.	6,396	2,319
*	Viking Holdings Ltd.	29,043	2,266
	Hasbro Inc.	22,306	2,221
	Dick's Sporting Goods Inc.	10,691	2,177
*	BJ's Wholesale Club Holdings Inc.	21,945	2,168
	Domino's Pizza Inc.	5,300	2,133
	New York Times Co. Class A	26,567	2,120
	BorgWarner Inc. (XNYS)	35,755	2,058
	Texas Roadhouse Inc.	11,147	2,038
*	Five Below Inc.	8,951	2,001
*	Rivian Automotive Inc. Class A	130,310	1,998
	Best Buy Co. Inc.	32,220	1,997
	Fox Corp. Class A	35,370	1,993
*	DraftKings Inc. Class A	80,935	1,930
	Service Corp. International	22,855	1,924
*	Norwegian Cruise Line Holdings Ltd.	75,503	1,872
	Aramark	43,738	1,830
*	Trade Desk Inc. Class A	73,748	1,757
*	On Holding AG Class A	37,811	1,757
*	SharkNinja Inc.	14,067	1,728
2

Russell 1000 Index Fund
		Shares	Market Value• ($000)
*	GameStop Corp. Class A	68,119	1,637
	News Corp. Class A	62,970	1,530
*	American Airlines Group Inc.	108,329	1,416
	LKQ Corp.	42,508	1,407
	Wynn Resorts Ltd.	12,668	1,371
*	Cava Group Inc.	16,460	1,357
*	MGM Resorts International	34,726	1,280
	Pool Corp.	5,585	1,269
	Fox Corp. Class B	24,014	1,242
*	Wayfair Inc. Class A	16,076	1,227
	Wingstop Inc.	4,717	1,224
*	Floor & Decor Holdings Inc. Class A	17,395	1,202
	Nexstar Media Group Inc.	4,646	1,166
	VF Corp.	59,712	1,160
*	Planet Fitness Inc. Class A	14,100	1,158
	Lear Corp.	8,707	1,143
	Lithia Motors Inc.	4,008	1,121
	Hyatt Hotels Corp. Class A	6,914	1,117
	Murphy USA Inc.	2,809	1,098
*	CarMax Inc.	24,855	1,073
*	Ollie's Bargain Outlet Holdings Inc.	9,992	1,070
*	Dutch Bros Inc. Class A	19,821	1,063
	Gap Inc.	37,820	1,060
*	SiteOne Landscape Supply Inc.	7,302	1,043
	Wyndham Hotels & Resorts Inc.	12,498	1,022
*	Chewy Inc. Class A	37,212	1,020
	Churchill Downs Inc.	10,991	1,010
*	Alaska Air Group Inc.	19,401	1,001
*	Amer Sports Inc.	24,566	933
*	Lyft Inc. Class A	65,303	904
	Macy's Inc.	45,496	900
*	Mattel Inc.	52,518	890
*	Madison Square Garden Sports Corp.	2,678	888
*	AutoNation Inc.	4,521	882
*	Etsy Inc.	16,004	878
*	Caesars Entertainment Inc.	34,766	871
*	e.l.f. Beauty Inc.	9,084	836
	U-Haul Holding Co.	17,650	832
	Gentex Corp.	35,345	827
*	Valvoline Inc.	21,408	809
	Bath & Body Works Inc.	35,538	809
	Thor Industries Inc.	8,335	801
*	Versant Media Group Inc.	23,277	776
	Travel & Leisure Co.	10,475	772
*	Crocs Inc.	8,475	769
	Vail Resorts Inc.	5,561	755
	Boyd Gaming Corp.	9,012	750
*	Grand Canyon Education Inc.	4,610	733
*	Liberty Live Holdings Inc. Class C	7,237	721
	Sirius XM Holdings Inc.	32,047	704
*	Bright Horizons Family Solutions Inc.	9,415	702
	Whirlpool Corp.	10,083	690
*	Duolingo Inc.	6,324	639
	H&R Block Inc.	20,699	634
*	YETI Holdings Inc.	13,935	609
	News Corp. Class B	21,938	588
	PVH Corp.	7,856	539
*	QuantumScape Corp.	76,275	528
	Penske Automotive Group Inc.	3,189	502
	Choice Hotels International Inc.	4,688	494
*	RH	2,597	430
*	Penn Entertainment Inc.	23,134	362
*	Birkenstock Holding plc	8,356	348
*	Liberty Media Corp.-Liberty Formula One Class A	4,074	344
*	Liberty Live Holdings Inc. Class A	3,532	343
	Harley-Davidson Inc.	17,292	311
*	Under Armour Inc. Class A	40,897	303
	Newell Brands Inc.	64,707	294
	Dillard's Inc. Class A	456	275
*,1	Avis Budget Group Inc.	2,615	255
3

Russell 1000 Index Fund
		Shares	Market Value• ($000)
	Columbia Sportswear Co.	4,115	255
	Wendy's Co.	25,362	194
*,1	Lucid Group Inc.	19,235	192
*	Under Armour Inc. Class C	24,512	177
*	Coty Inc. Class A	53,530	134
*	U-Haul Holding Co. (XNYS)	2,101	106
	Lennar Corp. Class B	823	88
			1,475,262
Consumer Staples (4.0%)
	Procter & Gamble Co.	392,951	65,701
	Coca-Cola Co.	650,303	53,039
	Philip Morris International Inc.	260,695	48,706
	PepsiCo Inc.	229,335	38,927
	McKesson Corp.	21,014	20,749
	Altria Group Inc.	282,581	19,509
	CVS Health Corp.	209,205	16,715
	Mondelez International Inc. Class A	216,529	13,334
	Colgate-Palmolive Co.	134,273	13,312
	Cencora Inc.	30,568	11,376
*	Monster Beverage Corp.	116,557	9,942
	Corteva Inc.	114,122	9,143
	Sysco Corp.	80,024	7,295
	Kroger Co.	101,260	6,910
	Keurig Dr Pepper Inc.	216,552	6,557
	Kimberly-Clark Corp.	55,510	6,186
	Kenvue Inc.	317,741	6,075
	Hershey Co.	24,339	5,751
	Archer-Daniels-Midland Co.	79,873	5,514
	Casey's General Stores Inc.	6,171	4,231
	Church & Dwight Co. Inc.	40,112	4,206
	General Mills Inc.	89,253	4,037
	Constellation Brands Inc. Class A	23,748	3,749
*	US Foods Holding Corp.	37,596	3,632
	Kraft Heinz Co.	145,826	3,589
	Tyson Foods Inc. Class A	46,884	3,047
	McCormick & Co. Inc.	42,351	3,009
	Bunge Global SA	22,492	2,714
	Clorox Co.	20,459	2,602
*	Performance Food Group Co.	25,496	2,475
	J M Smucker Co.	17,100	1,983
	Coca-Cola Consolidated Inc.	9,476	1,918
	Conagra Brands Inc.	83,205	1,602
*	Celsius Holdings Inc.	27,299	1,463
*	Darling Ingredients Inc.	25,696	1,366
	Molson Coors Beverage Co. Class B	27,139	1,330
	Ingredion Inc.	10,855	1,275
	Hormel Foods Corp.	49,343	1,263
	Albertsons Cos. Inc. Class A	68,979	1,235
*	Sprouts Farmers Market Inc.	16,388	1,211
	Lamb Weston Holdings Inc.	22,337	1,076
	Primo Brands Corp.	42,625	967
*	Post Holdings Inc.	8,289	881
	Campbell's Co.	32,187	867
	Brown-Forman Corp. Class B	24,817	716
*	Freshpet Inc.	8,110	685
*	BellRing Brands Inc.	19,765	363
*	Boston Beer Co. Inc. Class A	1,269	288
	Flowers Foods Inc.	28,940	286
	Pilgrim's Pride Corp.	6,411	277
	Reynolds Consumer Products Inc.	8,469	210
	Seaboard Corp.	40	205
	Brown-Forman Corp. Class A	6,782	199
	Smithfield Foods Inc.	7,088	176
			423,874
Energy (3.6%)
	Exxon Mobil Corp.	706,786	107,785
	Chevron Corp.	313,504	58,550
	ConocoPhillips	209,815	23,806
	Williams Cos. Inc.	204,202	15,258
4

Russell 1000 Index Fund
		Shares	Market Value• ($000)
	SLB Ltd.	250,614	12,866
	EOG Resources Inc.	91,247	11,322
	Kinder Morgan Inc.	326,469	10,862
	Baker Hughes Co.	165,714	10,814
	Valero Energy Corp.	50,757	10,387
	Phillips 66	67,294	10,385
	Marathon Petroleum Corp.	50,778	10,065
	ONEOK Inc.	104,367	8,638
	Cheniere Energy Inc.	35,577	8,387
	Targa Resources Corp.	35,468	8,363
	EQT Corp.	103,788	6,375
	Occidental Petroleum Corp.	117,768	6,251
	Diamondback Energy Inc.	31,332	5,454
	Texas Pacific Land Corp.	9,668	5,069
	Halliburton Co.	140,297	5,051
	Devon Energy Corp.	102,416	4,458
	TechnipFMC plc	66,911	4,437
	Expand Energy Corp.	37,982	4,099
	Coterra Energy Inc.	125,874	3,850
*	First Solar Inc.	16,948	3,342
	Ovintiv Inc. (XNYS)	48,263	2,442
	DT Midstream Inc.	17,049	2,367
	Permian Resources Corp.	119,225	2,181
	APA Corp.	59,304	1,801
*	Antero Resources Corp.	48,144	1,772
	Range Resources Corp.	39,565	1,633
	HF Sinclair Corp.	25,829	1,292
	Viper Energy Inc. Class A	27,751	1,292
	Antero Midstream Corp.	55,003	1,236
	Weatherford International plc	11,705	1,234
	NOV Inc.	59,730	1,210
	Chord Energy Corp.	9,686	1,050
	Matador Resources Co.	19,233	989
*	Enphase Energy Inc.	21,248	898
			377,271
Financials (10.3%)
*	Berkshire Hathaway Inc. Class B	308,438	155,746
	JPMorgan Chase & Co. (XYNS)	426,650	128,123
	Bank of America Corp. (XNYS)	1,060,196	52,830
	Wells Fargo & Co.	525,896	42,834
	Goldman Sachs Group Inc. (XYNS)	46,797	40,225
	Morgan Stanley	192,750	32,095
	Citigroup Inc. (XNYS)	279,965	30,849
	Charles Schwab Corp.	285,746	27,203
	Blackrock Inc.	25,560	27,176
	S&P Global Inc.	50,774	22,436
	Progressive Corp.	98,122	20,965
	Chubb Ltd.	61,204	20,862
	CME Group Inc.	60,250	19,250
	Intercontinental Exchange Inc.	95,673	15,703
	Marsh & McLennan Cos. Inc.	82,730	15,449
	US Bancorp	262,215	14,333
	PNC Financial Services Group Inc.	66,267	14,072
	Blackstone Inc.	123,892	14,046
	Bank of New York Mellon Corp.	117,014	13,936
	Moody's Corp.	25,958	12,397
	Aon plc Class A (XNYS)	35,227	11,818
	Travelers Cos. Inc.	37,343	11,526
	Truist Financial Corp.	215,595	10,631
	KKR & Co. Inc.	113,275	9,932
	Arthur J Gallagher & Co.	42,355	9,665
	Allstate Corp.	44,049	9,449
*	Robinhood Markets Inc. Class A	123,599	9,375
	Aflac Inc.	80,257	9,063
*	NU Holdings Ltd. Class A	558,697	8,369
	Fifth Third Bancorp	151,072	7,474
	American International Group Inc.	92,519	7,447
	Ameriprise Financial Inc.	15,523	7,298
	Apollo Global Management Inc.	68,838	7,200
5

Russell 1000 Index Fund
		Shares	Market Value• ($000)
	MSCI Inc.	12,167	6,957
	MetLife Inc.	92,921	6,697
	Nasdaq Inc.	75,659	6,626
	Hartford Insurance Group Inc.	46,912	6,607
*	Coinbase Global Inc. Class A	37,211	6,544
	State Street Corp.	46,590	5,992
*	Arch Capital Group Ltd.	59,554	5,964
	Prudential Financial Inc.	58,490	5,754
	Huntington Bancshares Inc.	334,772	5,624
	M&T Bank Corp.	25,708	5,578
	Cboe Global Markets Inc.	17,507	5,247
	Interactive Brokers Group Inc. Class A	71,602	5,097
	Willis Towers Watson plc	15,987	4,879
	Raymond James Financial Inc.	29,806	4,563
	Northern Trust Corp.	31,424	4,496
	Citizens Financial Group Inc.	71,775	4,320
*	Markel Group Inc.	2,081	4,313
	Cincinnati Financial Corp.	25,742	4,221
	Regions Financial Corp.	147,882	4,116
	LPL Financial Holdings Inc.	13,308	3,997
	Broadridge Financial Solutions Inc.	19,506	3,626
*	SoFi Technologies Inc.	202,529	3,597
	Ares Management Corp. Class A	31,430	3,520
	W R Berkley Corp.	48,672	3,490
	Brown & Brown Inc.	48,256	3,466
	Principal Financial Group Inc.	36,302	3,464
	T Rowe Price Group Inc.	36,138	3,420
	KeyCorp.	157,882	3,274
	Loews Corp.	28,171	3,099
	Brookfield Asset Management Ltd. Class A	64,187	3,001
	Rocket Cos. Inc. Class A	158,082	2,875
	First Citizens BancShares Inc. Class A	1,508	2,862
	Annaly Capital Management Inc.	114,462	2,660
	East West Bancorp Inc.	22,847	2,501
	Tradeweb Markets Inc. Class A	19,578	2,413
	Reinsurance Group of America Inc. Class A	11,042	2,382
	Everest Group Ltd.	7,078	2,375
	RenaissanceRe Holdings Ltd.	7,616	2,304
	Fidelity National Financial Inc.	43,231	2,286
	Carlyle Group Inc.	43,699	2,272
	Pinnacle Financial Partners Inc.	24,855	2,256
	Unum Group	28,414	2,038
	AGNC Investment Corp.	180,130	2,019
	Equitable Holdings Inc.	49,852	2,005
	Assurant Inc.	8,579	1,970
	First Horizon Corp.	82,821	1,970
	Webster Financial Corp.	26,929	1,942
	Globe Life Inc.	13,280	1,929
	Evercore Inc. Class A	6,183	1,910
	Stifel Financial Corp.	24,584	1,820
	Ally Financial Inc.	45,532	1,796
	Southstate Bank Corp.	16,644	1,642
	Old Republic International Corp.	38,160	1,636
	Invesco Ltd.	61,737	1,621
	Wintrust Financial Corp.	11,037	1,590
	Columbia Banking System Inc.	53,248	1,515
	Popular Inc.	10,964	1,484
	Zions Bancorp NA	25,816	1,479
	American Financial Group Inc.	11,078	1,473
	Houlihan Lokey Inc.	8,953	1,466
	Western Alliance Bancorp	18,020	1,447
	Affiliated Managers Group Inc.	4,676	1,432
	Kinsale Capital Group Inc.	3,671	1,430
	XP Inc. Class A	66,188	1,425
	Cullen / Frost Bankers Inc.	10,056	1,390
	SEI Investments Co.	16,787	1,365
	Primerica Inc.	5,348	1,357
	FactSet Research Systems Inc.	6,181	1,340
	Franklin Resources Inc.	50,081	1,329
	Axis Capital Holdings Ltd.	12,242	1,294
6

Russell 1000 Index Fund
		Shares	Market Value• ($000)
	Corebridge Financial Inc.	44,512	1,150
	MarketAxess Holdings Inc.	5,953	1,143
[1]	Blue Owl Capital Inc.	107,855	1,138
	Jefferies Financial Group Inc.	25,610	1,137
	First American Financial Corp.	16,153	1,132
	Voya Financial Inc.	16,789	1,123
	OneMain Holdings Inc.	20,154	1,109
	Commerce Bancshares Inc.	21,070	1,074
	Janus Henderson Group plc	20,556	1,071
	Hanover Insurance Group Inc.	5,866	1,060
	Prosperity Bancshares Inc.	14,958	1,053
	Starwood Property Trust Inc.	58,775	1,047
	Lincoln National Corp.	29,014	995
	FNB Corp.	58,420	993
	MGIC Investment Corp.	36,745	975
	TPG Inc.	21,960	953
	White Mountains Insurance Group Ltd.	414	919
	Rithm Capital Corp.	90,964	914
	RLI Corp.	13,609	848
	Bank OZK	17,712	825
	Lazard Inc.	15,273	773
*	Circle Internet Group Inc.	8,310	693
	Hamilton Lane Inc. Class A	6,595	692
	Ryan Specialty Holdings Inc.	17,262	679
	Morningstar Inc.	3,646	668
	SLM Corp.	34,422	645
	Assured Guaranty Ltd.	7,224	623
*	Brighthouse Financial Inc.	9,682	581
	Virtu Financial Inc. Class A	13,753	570
	First Hawaiian Inc.	19,422	481
	BOK Financial Corp.	3,466	436
	Kemper Corp.	10,847	351
*	Credit Acceptance Corp.	740	350
*,1	Freedom Holding Corp.	2,756	331
*	Bullish	5,502	173
	CNA Financial Corp.	3,243	156
	TFS Financial Corp.	8,114	114
	UWM Holdings Corp.	24,192	107
			1,084,708
Health Care (9.4%)
	Eli Lilly & Co.	134,015	140,982
	Johnson & Johnson	402,473	99,986
	AbbVie Inc.	296,341	68,775
	Merck & Co. Inc.	421,701	52,215
	UnitedHealth Group Inc.	152,304	44,666
	Amgen Inc.	90,018	34,941
	Abbott Laboratories	289,696	33,706
	Thermo Fisher Scientific Inc.	63,232	32,951
	Gilead Sciences Inc.	208,436	31,047
*	Intuitive Surgical Inc.	59,076	29,745
	Pfizer Inc.	949,403	26,251
	Stryker Corp.	57,615	22,324
	Danaher Corp.	105,547	22,232
*	Vertex Pharmaceuticals Inc.	43,075	21,401
	Bristol-Myers Squibb Co.	340,528	21,239
	Medtronic plc	214,703	20,968
*	Boston Scientific Corp.	247,195	18,997
	HCA Healthcare Inc.	27,070	14,339
	Regeneron Pharmaceuticals Inc.	16,946	13,246
	Cigna Group	43,999	12,752
	Elevance Health Inc. (XNYS)	36,550	11,696
	Zoetis Inc.	74,589	9,779
	Cardinal Health Inc.	39,833	9,131
*	IDEXX Laboratories Inc.	13,299	8,734
	Becton Dickinson & Co.	47,758	8,428
*	Edwards Lifesciences Corp.	96,093	8,309
*	Alnylam Pharmaceuticals Inc.	21,178	7,051
	GE HealthCare Technologies Inc.	76,414	6,439
	ResMed Inc.	24,370	6,245
7

Russell 1000 Index Fund
		Shares	Market Value• ($000)
	Agilent Technologies Inc.	47,598	5,777
*	Waters Corp.	16,597	5,301
*	Insmed Inc.	34,989	5,225
*	IQVIA Holdings Inc.	28,212	5,045
*	Dexcom Inc.	65,286	4,794
*	Biogen Inc.	24,405	4,681
*	Natera Inc.	21,686	4,512
*	Veeva Systems Inc. Class A	24,649	4,486
	STERIS plc	16,393	4,137
	Labcorp Holdings Inc.	13,958	4,036
	Quest Diagnostics Inc.	18,616	3,945
	Humana Inc.	20,160	3,841
*	Centene Corp.	81,874	3,675
*	United Therapeutics Corp.	7,083	3,569
*	Tenet Healthcare Corp.	14,547	3,482
*	Illumina Inc.	25,664	3,451
	Zimmer Biomet Holdings Inc.	33,055	3,254
*	Exact Sciences Corp.	31,303	3,236
*	Moderna Inc.	59,879	3,208
	West Pharmaceutical Services Inc.	11,966	3,043
	Royalty Pharma plc Class A	64,944	3,001
*	Revolution Medicines Inc.	28,962	2,955
*	Insulet Corp.	11,715	2,889
	Viatris Inc.	193,343	2,887
*	Hologic Inc.	37,437	2,821
*	Cooper Cos. Inc.	33,496	2,803
*	Incyte Corp.	26,790	2,713
*	Elanco Animal Health Inc. (XNYS)	83,260	2,198
*	Penumbra Inc.	6,314	2,175
*	Align Technology Inc.	11,320	2,152
*	Neurocrine Biosciences Inc.	16,170	2,139
*	Ionis Pharmaceuticals Inc.	26,180	2,125
*	Exelixis Inc.	44,414	1,957
*	BioMarin Pharmaceutical Inc.	31,416	1,939
*	Roivant Sciences Ltd.	65,321	1,890
*	Jazz Pharmaceuticals plc	9,932	1,887
	Revvity Inc.	19,129	1,881
	Universal Health Services Inc. Class B	9,074	1,870
*	Solventum Corp.	24,408	1,811
*	Globus Medical Inc. Class A	18,610	1,777
	Encompass Health Corp.	16,434	1,773
	Baxter International Inc.	86,231	1,757
*	Medpace Holdings Inc.	3,730	1,685
	QIAGEN NV	33,522	1,669
	Bio-Techne Corp.	26,167	1,544
*	Henry Schein Inc.	17,658	1,455
*	Charles River Laboratories International Inc.	8,083	1,443
*	Halozyme Therapeutics Inc.	19,624	1,364
*	Molina Healthcare Inc.	8,701	1,340
*	Masimo Corp.	7,392	1,296
*	Repligen Corp.	8,852	1,140
*	Avantor Inc.	110,873	1,003
	Chemed Corp.	2,347	962
*	DaVita Inc.	5,939	928
	Teleflex Inc.	7,473	912
*	Tempus AI Inc.	16,400	873
*	Bio-Rad Laboratories Inc. Class A	3,022	841
*	Envista Holdings Corp.	27,849	814
	Bruker Corp.	17,013	682
*	Viking Therapeutics Inc.	18,531	627
*	Doximity Inc. Class A	22,381	549
*	Sotera Health Co.	33,612	546
*	Corcept Therapeutics Inc.	15,232	544
	DENTSPLY SIRONA Inc.	34,768	510
*	Apellis Pharmaceuticals Inc.	19,055	399
*	Ultragenyx Pharmaceutical Inc.	15,529	363
*	Acadia Healthcare Co. Inc.	14,059	330
*	Summit Therapeutics Inc. (XNMS)	18,254	303
	Organon & Co.	40,234	293
*	Inspire Medical Systems Inc.	4,433	286
8

Russell 1000 Index Fund
		Shares	Market Value• ($000)
	Perrigo Co. plc	21,113	279
*	Sarepta Therapeutics Inc.	14,377	241
*	Medline Inc. Class A	3,135	149
*	Certara Inc.	18,798	133
*	Caris Life Sciences Inc.	4,281	86
			996,262
Industrials (12.7%)
	Visa Inc. Class A (XNYS)	281,574	90,143
	Mastercard Inc. Class A	134,548	69,590
	General Electric Co.	174,008	59,556
	Caterpillar Inc. (XNYS)	77,477	57,552
	RTX Corp.	223,722	45,331
	GE Vernova Inc.	45,746	39,964
*	Boeing Co.	125,090	28,462
	American Express Co.	90,399	27,924
	Union Pacific Corp.	100,088	26,521
	Honeywell International Inc.	106,535	25,951
	Deere & Co.	40,919	25,767
	Eaton Corp. plc	65,639	24,675
	Lockheed Martin Corp.	34,533	22,725
	Accenture plc Class A	104,859	21,886
	Parker-Hannifin Corp.	21,176	21,370
	Capital One Financial Corp.	105,392	20,619
	Howmet Aerospace Inc.	66,966	17,581
	Trane Technologies plc	37,325	17,256
	Northrop Grumman Corp.	22,728	16,464
	Johnson Controls International plc	110,594	15,959
	General Dynamics Corp.	42,363	15,126
	3M Co.	89,054	14,722
	Automatic Data Processing Inc.	68,259	14,632
	United Parcel Service Inc. Class B (XNYS)	122,612	14,218
	Emerson Electric Co.	94,158	14,194
	Illinois Tool Works Inc.	48,388	14,063
	Sherwin-Williams Co.	38,505	13,962
	FedEx Corp.	35,952	13,913
	Quanta Services Inc.	24,603	13,853
	CRH plc	113,243	13,587
	Cummins Inc.	22,983	13,419
	CSX Corp.	313,385	13,378
	TransDigm Group Inc.	9,234	12,030
	Norfolk Southern Corp.	37,852	11,914
	Cintas Corp.	57,654	11,596
	L3Harris Technologies Inc.	31,201	11,374
	PACCAR Inc.	86,076	10,853
	AMETEK Inc.	38,498	9,209
	United Rentals Inc.	10,594	8,899
*	Keysight Technologies Inc.	28,740	8,833
	Carrier Global Corp.	131,063	8,440
	Comfort Systems USA Inc.	5,845	8,355
	WW Grainger Inc.	7,297	8,353
	Ferguson Enterprises Inc.	31,892	8,316
	Rockwell Automation Inc.	18,909	7,704
	Westinghouse Air Brake Technologies Corp.	28,311	7,473
	Vulcan Materials Co.	22,055	6,837
	Martin Marietta Materials Inc.	10,011	6,773
*	Axon Enterprise Inc.	12,454	6,755
	PayPal Holdings Inc. (XNGS)	146,144	6,753
	Old Dominion Freight Line Inc.	31,097	6,314
	Ingersoll Rand Inc. (XYNS)	66,398	6,251
	Otis Worldwide Corp.	65,175	6,033
*	Block Inc. (XNYS)	89,299	5,688
*	Fiserv Inc.	89,346	5,565
*	Fair Isaac Corp.	3,912	5,513
	EMCOR Group Inc.	7,391	5,356
*	Teledyne Technologies Inc.	7,770	5,292
	Xylem Inc.	40,633	5,264
	FTAI Aviation Ltd.	17,003	5,200
	Dover Corp.	22,636	5,104
	Paychex Inc.	53,843	5,042
9

Russell 1000 Index Fund
		Shares	Market Value• ($000)
	Verisk Analytics Inc.	23,359	4,849
*	Rocket Lab Corp.	69,097	4,775
*	Mettler-Toledo International Inc.	3,429	4,686
	PPG Industries Inc.	37,434	4,614
	Hubbell Inc.	8,942	4,575
	Fidelity National Information Services Inc.	87,946	4,482
	Curtiss-Wright Corp.	6,274	4,394
	Equifax Inc.	20,369	4,256
	Synchrony Financial	60,070	4,151
	Smurfit WestRock plc	87,132	4,096
*	XPO Inc.	19,125	4,025
	Woodward Inc.	10,073	3,896
	Veralto Corp.	39,793	3,877
	Amcor plc	76,830	3,721
*	ATI Inc.	22,677	3,710
	Dow Inc.	120,319	3,697
*	Corpay Inc.	11,342	3,687
	CH Robinson Worldwide Inc.	19,590	3,629
	DuPont de Nemours Inc.	70,869	3,546
	Packaging Corp. of America	14,692	3,411
	Snap-on Inc.	8,564	3,299
	Expeditors International of Washington Inc.	22,520	3,266
	nVent Electric plc	26,587	3,147
	BWX Technologies Inc.	15,266	3,144
	Fortive Corp.	52,928	3,133
*	MasTec Inc.	10,374	3,092
	Global Payments Inc. (XNYS)	40,278	3,080
	Ball Corp.	45,324	3,043
	Lennox International Inc.	5,289	3,014
	HEICO Corp. Class A	12,544	3,012
	JB Hunt Transport Services Inc.	12,746	2,975
	Textron Inc.	29,496	2,910
	Huntington Ingalls Industries Inc.	6,514	2,896
	ITT Inc.	14,302	2,895
*	API Group Corp.	62,365	2,773
	Jacobs Solutions Inc.	20,017	2,760
	MKS Inc.	11,271	2,755
	Carlisle Cos. Inc.	6,922	2,733
	Pentair plc	27,368	2,715
	Nordson Corp.	9,110	2,673
*	Trimble Inc.	39,850	2,665
	IDEX Corp.	12,612	2,642
	Graco Inc.	27,859	2,617
	Lincoln Electric Holdings Inc.	9,017	2,588
	TransUnion	32,746	2,572
	Masco Corp.	34,567	2,476
*	QXO Inc.	102,528	2,456
	Regal Rexnord Corp.	10,947	2,419
	Watsco Inc.	5,797	2,419
	RPM International Inc.	21,189	2,418
	WESCO International Inc.	8,032	2,325
	Allegion plc	14,294	2,303
	HEICO Corp.	7,072	2,259
	Stanley Black & Decker Inc.	26,001	2,249
	Crown Holdings Inc.	19,510	2,236
*	Generac Holdings Inc.	9,654	2,176
	AECOM	22,096	2,165
*	Affirm Holdings Inc.	46,052	2,164
*	TopBuild Corp.	4,641	2,081
	Advanced Drainage Systems Inc.	11,682	2,002
	Jack Henry & Associates Inc.	12,132	1,971
*	Zebra Technologies Corp. Class A	8,496	1,903
*	Builders FirstSource Inc.	17,942	1,871
	Flowserve Corp.	21,087	1,867
	Applied Industrial Technologies Inc.	6,447	1,822
	Donaldson Co. Inc.	19,550	1,813
*	Saia Inc.	4,442	1,801
	Oshkosh Corp.	10,580	1,799
	CNH Industrial NV	144,704	1,780
*	Core & Main Inc. Class A	32,757	1,774
10

Russell 1000 Index Fund
		Shares	Market Value• ($000)
	Allison Transmission Holdings Inc.	13,700	1,717
	Owens Corning	13,970	1,705
	Toro Co.	16,990	1,680
	Knight-Swift Transportation Holdings Inc.	26,448	1,664
	Crane Co.	8,196	1,644
	Tetra Tech Inc.	44,212	1,585
	Booz Allen Hamilton Holding Corp.	20,011	1,577
	AptarGroup Inc.	10,933	1,571
	Acuity Inc.	5,102	1,539
	Cognex Corp.	28,293	1,539
	Valmont Industries Inc.	3,214	1,478
	Littelfuse Inc.	4,142	1,460
	A O Smith Corp.	18,653	1,455
	Ryder System Inc.	6,512	1,443
	AGCO Corp.	10,154	1,386
	Simpson Manufacturing Co. Inc.	7,067	1,368
*	Middleby Corp.	7,799	1,317
	Armstrong World Industries Inc.	7,241	1,256
	MSA Safety Inc.	6,303	1,232
	Eagle Materials Inc.	5,368	1,201
*	Kirby Corp.	9,185	1,192
*	Axalta Coating Systems Ltd.	35,579	1,189
*	GXO Logistics Inc.	18,735	1,177
	Esab Corp.	9,308	1,174
	AAON Inc.	11,441	1,158
	Air Lease Corp.	17,769	1,152
*	Gates Industrial Corp. plc	41,657	1,148
	Genpact Ltd.	27,382	1,088
	Fortune Brands Innovations Inc.	19,840	1,078
*	Mohawk Industries Inc.	8,392	1,051
*	Everus Construction Group Inc.	8,482	1,025
	Sealed Air Corp.	23,830	998
	Vontier Corp.	24,355	997
*	StandardAero Inc.	31,481	970
	Landstar System Inc.	5,709	930
	Sonoco Products Co.	16,347	923
*	Aurora Innovation Inc.	194,191	909
	Sensata Technologies Holding plc	23,991	896
	Louisiana-Pacific Corp.	10,430	884
	Brunswick Corp.	10,959	873
	Ralliant Corp.	18,555	851
*	WEX Inc.	5,596	835
*	ExlService Holdings Inc.	25,864	808
*	FTI Consulting Inc.	4,910	807
*	Paylocity Holding Corp.	7,487	797
*	Amentum Holdings Inc.	26,347	787
*	Trex Co. Inc.	17,784	737
*	Karman Holdings Inc.	8,292	731
	Silgan Holdings Inc.	14,908	716
	ADT Inc.	87,416	701
	MSC Industrial Direct Co. Inc. Class A	7,428	697
	WillScot Holdings Corp.	30,081	650
*	Hayward Holdings Inc.	39,016	624
	Graphic Packaging Holding Co.	50,427	617
*	James Hardie Industries plc	24,962	608
*	BILL Holdings Inc.	13,142	585
	Leonardo DRS Inc.	13,103	569
*	Euronet Worldwide Inc.	7,649	532
*	Loar Holdings Inc.	7,335	519
	Western Union Co.	51,227	493
*,1	Shift4 Payments Inc. Class A	11,138	491
	Robert Half Inc.	17,172	419
	Crane NXT Co.	8,566	414
	Schneider National Inc. Class B	8,050	228
	ManpowerGroup Inc.	7,135	200
			1,344,522
Real Estate (2.2%)
	Welltower Inc.	115,054	23,830
	Prologis Inc.	155,249	22,134
11

Russell 1000 Index Fund
		Shares	Market Value• ($000)
	Equinix Inc.	16,373	15,952
	American Tower Corp.	78,115	14,987
	Simon Property Group Inc.	54,310	11,071
	Realty Income Corp.	152,810	10,238
	Digital Realty Trust Inc.	57,454	10,181
	Public Storage	26,359	8,094
*	CBRE Group Inc. Class A	49,577	7,321
	Ventas Inc.	78,134	6,732
	Crown Castle Inc.	72,474	6,489
	Extra Space Storage Inc.	35,165	5,311
	Iron Mountain Inc.	48,968	5,305
	VICI Properties Inc. (XNYS)	166,259	5,023
	AvalonBay Communities Inc.	23,703	4,201
	Equity Residential	63,159	3,992
	SBA Communications Corp.	18,015	3,624
*	CoStar Group Inc.	69,698	3,111
	Weyerhaeuser Co.	120,930	2,966
	Sun Communities Inc.	20,421	2,787
	Essex Property Trust Inc.	10,672	2,723
	Invitation Homes Inc.	102,408	2,697
	WP Carey Inc.	36,055	2,692
	Kimco Realty Corp.	112,342	2,646
	Mid-America Apartment Communities Inc.	19,456	2,604
*	Jones Lang LaSalle Inc.	7,902	2,493
	Regency Centers Corp.	30,329	2,396
	Omega Healthcare Investors Inc.	49,248	2,377
	Host Hotels & Resorts Inc.	115,190	2,257
	Gaming & Leisure Properties Inc.	45,411	2,221
	Equity LifeStyle Properties Inc.	32,274	2,168
	Healthpeak Properties Inc.	118,270	2,091
	UDR Inc.	55,584	2,084
	Lamar Advertising Co. Class A	14,427	1,987
	Camden Property Trust	17,675	1,915
	EastGroup Properties Inc.	8,853	1,738
	American Homes 4 Rent Class A	56,233	1,687
	CubeSmart	38,036	1,565
	Federal Realty Investment Trust	14,318	1,557
	Brixmor Property Group Inc.	51,230	1,551
	Alexandria Real Estate Equities Inc.	28,317	1,530
	Agree Realty Corp.	18,966	1,526
	BXP Inc.	26,123	1,504
	Rexford Industrial Realty Inc.	39,427	1,477
	NNN REIT Inc.	31,625	1,433
	First Industrial Realty Trust Inc.	21,622	1,365
	STAG Industrial Inc.	31,043	1,218
*	Zillow Group Inc. Class C	25,803	1,151
	Rayonier Inc.	48,869	1,050
	Healthcare Realty Trust Inc.	54,744	1,010
	Millrose Properties Inc.	26,002	815
	Vornado Realty Trust	28,562	788
	EPR Properties	12,545	745
	Cousins Properties Inc.	27,890	646
	Americold Realty Trust Inc.	48,185	645
	Kilroy Realty Corp.	19,782	590
	Medical Properties Trust Inc.	87,181	502
	Lineage Inc.	12,305	499
	National Storage Affiliates Trust	13,575	475
*	Zillow Group Inc. Class A	9,798	439
	Highwoods Properties Inc.	18,441	415
*	Howard Hughes Holdings Inc.	5,429	393
	Park Hotels & Resorts Inc.	30,435	344
*	Fermi Inc.	10,992	110
			237,468
Technology (37.0%)
	NVIDIA Corp.	3,914,824	693,668
	Apple Inc.	2,438,538	644,213
	Microsoft Corp.	1,240,507	487,197
	Alphabet Inc. Class A	972,583	303,212
	Broadcom Inc.	772,545	246,867
12

Russell 1000 Index Fund
		Shares	Market Value• ($000)
	Alphabet Inc. Class C	791,438	246,478
	Meta Platforms Inc. Class A	365,252	236,749
	Micron Technology Inc.	186,930	77,084
*	Advanced Micro Devices Inc.	269,433	53,943
*	Palantir Technologies Inc. Class A	365,492	50,142
	Applied Materials Inc.	134,212	49,967
	Lam Research Corp.	210,081	49,136
	Oracle Corp.	281,691	40,958
	International Business Machines Corp.	155,674	37,394
*	Intel Corp.	738,317	33,675
	KLA Corp.	22,023	33,575
	Texas Instruments Inc.	152,079	32,257
	Salesforce Inc.	156,381	30,461
	Amphenol Corp. Class A	204,149	29,818
	Analog Devices Inc.	83,041	29,545
	QUALCOMM Inc.	180,845	25,745
	Corning Inc.	130,803	19,670
*	Palo Alto Networks Inc.	130,656	19,457
*	ServiceNow Inc.	173,183	18,705
	Intuit Inc.	45,608	18,655
*	Adobe Inc.	70,063	18,385
*	AppLovin Corp. Class A	39,815	17,310
	Vertiv Holdings Co. Class A	63,753	16,250
	Western Digital Corp.	57,004	15,944
*	Crowdstrike Holdings Inc. Class A	41,421	15,408
*	Sandisk Corp.	23,532	14,951
*	Cadence Design Systems Inc.	45,580	13,738
*	Synopsys Inc.	30,827	12,762
	Marvell Technology Inc.	144,361	11,793
*	DoorDash Inc. Class A	59,901	10,571
*	Snowflake Inc.	54,847	9,237
*	Cloudflare Inc. Class A	52,363	9,016
	Monolithic Power Systems Inc.	7,733	8,837
*	Autodesk Inc.	35,592	8,751
*	Fortinet Inc.	106,274	8,399
	Teradyne Inc.	26,147	8,368
	Dell Technologies Inc. Class C	53,168	7,873
*	Coherent Corp.	25,941	6,717
	Microchip Technology Inc.	88,145	6,579
	Roper Technologies Inc.	17,941	6,274
*	Datadog Inc. Class A	52,133	5,837
*	Strategy Inc.	44,731	5,793
	Cognizant Technology Solutions Corp. Class A	80,769	5,204
*	Workday Inc. Class A	35,943	4,808
	Hewlett Packard Enterprise Co.	218,889	4,700
	Jabil Inc.	17,615	4,668
*	ON Semiconductor Corp.	68,216	4,535
	Qnity Electronics Inc.	34,976	4,434
*	MongoDB Inc.	13,171	4,326
*	Flex Ltd.	61,447	3,872
	Leidos Holdings Inc.	21,291	3,728
*	Pure Storage Inc. Class A	51,893	3,333
	Entegris Inc.	25,024	3,314
*	Zoom Communications Inc.	44,517	3,292
	NetApp Inc. (XNGS)	32,442	3,213
	VeriSign Inc.	13,908	3,170
*	PTC Inc.	19,991	3,130
*	Reddit Inc. Class A	20,790	3,031
	HP Inc.	157,820	2,997
*	Twilio Inc. Class A	23,660	2,862
*	Super Micro Computer Inc. (XNGS)	86,540	2,803
	CDW Corp.	21,956	2,693
*	MACOM Technology Solutions Holdings Inc.	10,664	2,646
*	F5 Inc.	9,695	2,631
	SS&C Technologies Holdings Inc.	34,848	2,624
*	Tyler Technologies Inc.	7,260	2,575
*	Astera Labs Inc.	21,040	2,500
*	Zscaler Inc.	16,724	2,458
*	Akamai Technologies Inc.	23,521	2,314
*	HubSpot Inc.	8,563	2,265
13

Russell 1000 Index Fund
		Shares	Market Value• ($000)
*	CACI International Inc. Class A	3,628	2,214
*	Lattice Semiconductor Corp.	22,493	2,151
*	Toast Inc. Class A	77,361	2,113
*	Atlassian Corp. Ltd. Class A	27,800	2,089
	Gen Digital Inc. (XNGS)	90,836	2,050
*	Guidewire Software Inc.	14,071	2,045
	TD SYNNEX Corp.	12,937	2,029
*	Okta Inc.	27,955	2,027
*	Gartner Inc.	12,346	1,941
*	GoDaddy Inc. Class A	22,184	1,934
*	Dynatrace Inc.	49,201	1,767
*	Onto Innovation Inc.	8,149	1,759
*	Pinterest Inc. Class A	99,759	1,709
*	Nutanix Inc. Class A	43,566	1,668
*	Docusign Inc.	33,749	1,521
*	Samsara Inc. Class A	52,000	1,503
*	Confluent Inc. Class A	48,463	1,486
	Skyworks Solutions Inc.	24,662	1,469
*	Manhattan Associates Inc.	9,858	1,335
*	Arrow Electronics Inc.	8,751	1,332
*	EPAM Systems Inc.	9,137	1,288
	Match Group Inc.	39,395	1,245
	Amdocs Ltd.	17,754	1,239
*	Cirrus Logic Inc.	8,590	1,212
*	Qorvo Inc.	14,046	1,164
*	Rubrik Inc. Class A	22,317	1,160
*	Maplebear Inc.	29,453	1,105
	Paycom Software Inc.	8,566	1,078
*	Procore Technologies Inc.	19,579	1,078
	Bentley Systems Inc. Class B	26,991	986
	Amkor Technology Inc.	20,383	975
*	Unity Software Inc.	53,054	967
	KBR Inc.	21,284	899
	Avnet Inc.	13,314	877
*	Elastic NV	15,657	815
*	GLOBALFOUNDRIES Inc.	17,151	815
	Universal Display Corp.	7,161	764
*	Allegro MicroSystems Inc.	20,679	754
*	Dropbox Inc. Class A	29,911	747
*	UiPath Inc. Class A	68,663	737
	Science Applications International Corp.	7,825	722
	Dolby Laboratories Inc. Class A	10,214	680
*	Appfolio Inc. Class A	3,652	649
*	SentinelOne Inc. Class A	48,894	641
	Pegasystems Inc.	14,328	627
*	Gitlab Inc. Class A	22,816	600
*	Parsons Corp.	8,896	587
*	IPG Photonics Corp.	4,344	572
*	CCC Intelligent Solutions Holdings Inc.	96,857	565
*	RingCentral Inc. Class A	14,717	536
*	Teradata Corp.	16,702	526
*	Kyndryl Holdings Inc.	37,936	468
*	IAC Inc.	11,884	455
*	Globant SA	7,457	371
*	DXC Technology Co.	28,081	354
*	ZoomInfo Technologies Inc.	45,909	285
*	Trump Media & Technology Group Corp.	26,222	281
*	nCino Inc.	16,506	266
	Concentrix Corp.	7,025	230
*	DoubleVerify Holdings Inc.	20,945	221
*,1	Figure Technology Solutions Inc. Class A	5,647	143
*	SailPoint Inc.	9,275	131
*	Clarivate plc	54,852	126
*	NIQ Global Intelligence plc	8,879	118
	Ingram Micro Holding Corp.	3,173	66
			3,907,757
Telecommunications (2.1%)
	Cisco Systems Inc.	665,461	52,878
	Verizon Communications Inc.	706,788	35,438
14

Russell 1000 Index Fund
		Shares	Market Value• ($000)
	AT&T Inc.	1,156,381	32,390
*	Arista Networks Inc.	172,633	23,047
	Comcast Corp. Class A	603,689	18,690
	T-Mobile US Inc.	80,734	17,527
	Motorola Solutions Inc.	27,808	13,411
*	Lumentum Holdings Inc.	11,761	8,243
*	Ciena Corp.	23,549	8,212
*	Charter Communications Inc. Class A	13,970	3,278
*	AST SpaceMobile Inc.	36,765	2,911
*	Roku Inc.	21,677	2,133
	Millicom International Cellular SA	16,817	1,226
*	Liberty Broadband Corp. Class C	18,339	1,002
	Ubiquiti Inc.	747	573
*	Liberty Global Ltd. Class A	30,005	382
	Iridium Communications Inc.	14,716	352
*	Liberty Global Ltd. Class C	22,254	274
*	GCI Liberty Inc. Class C	5,034	198
*	Liberty Broadband Corp. Class A	3,426	187
*	GCI Liberty Inc. Class A	515	20
			222,372
Utilities (2.7%)
	NextEra Energy Inc.	348,987	32,724
	Southern Co.	184,578	17,974
	Constellation Energy Corp.	52,494	17,317
	Duke Energy Corp.	130,317	17,052
	Waste Management Inc.	62,011	14,935
	American Electric Power Co. Inc.	89,716	12,006
	Sempra	109,009	10,494
	Vistra Corp.	56,416	9,810
	Dominion Energy Inc.	142,537	9,000
	Exelon Corp.	168,785	8,350
	Xcel Energy Inc.	99,425	8,288
	Entergy Corp.	74,536	7,984
	Republic Services Inc.	33,828	7,747
	Public Service Enterprise Group Inc.	83,402	7,178
	PG&E Corp.	366,052	6,955
	Consolidated Edison Inc.	60,248	6,779
	WEC Energy Group Inc.	54,408	6,364
	NRG Energy Inc.	31,420	5,623
	DTE Energy Co.	34,603	5,130
	Ameren Corp.	45,056	5,104
	Atmos Energy Corp.	26,719	4,991
	PPL Corp.	123,511	4,814
	Edison International	63,647	4,757
	CenterPoint Energy Inc.	108,810	4,733
	Eversource Energy	61,977	4,723
	FirstEnergy Corp.	91,634	4,688
	American Water Works Co. Inc.	32,647	4,441
	CMS Energy Corp.	50,607	3,951
	NiSource Inc.	79,427	3,757
	Evergy Inc.	38,481	3,219
	Alliant Energy Corp.	43,191	3,124
*	Talen Energy Corp.	7,597	2,818
*	Clean Harbors Inc.	8,489	2,489
	AES Corp.	117,459	2,030
	Pinnacle West Capital Corp.	19,607	1,967
	Essential Utilities Inc.	45,946	1,836
	OGE Energy Corp.	33,752	1,659
	National Fuel Gas Co.	15,154	1,379
	UGI Corp.	36,246	1,356
	IDACORP Inc.	9,160	1,319
	Brookfield Renewable Corp. (XTSE)	22,263	951
	MDU Resources Group Inc.	34,050	704
	Clearway Energy Inc. Class C	14,756	565
	Clearway Energy Inc. Class A	6,383	230
			283,315
Total Common Stocks (Cost $6,664,019)			10,541,442
15

Russell 1000 Index Fund
		Shares	Market Value• ($000)
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[2,3]	Vanguard Market Liquidity Fund, 3.693% (Cost $26,886)	268,867	26,884
Total Investments (99.9%) (Cost $6,690,905)			10,568,326
Other Assets and Liabilities—Net (0.1%)			5,947
Net Assets (100%)			10,574,273
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,358.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $1,519 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2026	49	16,878	(73)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Bank of America Corp.	2/1/2027	CITNA	2,737	(4.480)	—	(151)
Citigroup Inc.	8/31/2027	BANA	1,959	(4.370)	—	(71)
Elevance Health Inc.	8/31/2026	BANA	201	(4.380)	—	(7)
Global Payments Inc.	8/31/2026	BANA	15	(4.480)	—	—
Goldman Sachs Group Inc.	8/31/2027	BANA	2,222	(4.443)	—	(155)
JPMorgan Chase & Co.	8/31/2027	BANA	8,414	(4.423)	—	(84)
NetApp Inc.	8/31/2026	BANA	92	(4.310)	—	(3)
PayPal Holdings Inc.	8/31/2026	BANA	487	(4.480)	—	(12)
VICI Properties Inc.	8/31/2026	BANA	356	(4.330)	—	—
					—	(483)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.

See accompanying Notes, which are an integral part of the Financial Statements.
16

Russell 1000 Index Fund
Statement of Assets and Liabilities
As of February 28, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $6,664,019)	10,541,442
Affiliated Issuers (Cost $26,886)	26,884
Total Investments in Securities	10,568,326
Investment in Vanguard	243
Cash	6
Cash Collateral Pledged—Futures Contracts	1,310
Receivables for Investment Securities Sold	11
Receivables for Accrued Income	9,467
Receivables for Capital Shares Issued	55
Total Assets	10,579,418
Liabilities
Payables for Investment Securities Purchased	109
Collateral for Securities on Loan	1,519
Payables for Capital Shares Redeemed	2,736
Payables to Vanguard	214
Variation Margin Payable—Futures Contracts	84
Unrealized Depreciation—Over-the-Counter Swap Contracts	483
Total Liabilities	5,145
Net Assets	10,574,273
1 Includes $1,358 of securities on loan.
At February 28, 2026, net assets consisted of:

Paid-in Capital	6,609,161
Total Distributable Earnings (Loss)	3,965,112
Net Assets	10,574,273

ETF Shares—Net Assets
Applicable to 23,185,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	7,221,202
Net Asset Value Per Share—ETF Shares	$311.46

Institutional Shares—Net Assets
Applicable to 5,557,018 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,353,071
Net Asset Value Per Share—Institutional Shares	$603.39

See accompanying Notes, which are an integral part of the Financial Statements.
17

Russell 1000 Index Fund
Statement of Operations

Six Months Ended February 28, 2026
($000)
Investment Income
Income
Dividends[1]	58,512
Interest[2]	335
Securities Lending—Net	44
Total Income	58,891
Expenses
The Vanguard Group—Note C
Investment Advisory Services	74
Management and Administrative—ETF Shares	2,090
Management and Administrative—Institutional Shares	744
Marketing and Distribution—ETF Shares	126
Marketing and Distribution—Institutional Shares	38
Custodian Fees	144
Shareholders’ Reports—ETF Shares	44
Shareholders’ Reports—Institutional Shares	2
Trustees’ Fees and Expenses	3
Other Expenses	8
Total Expenses	3,273
Net Investment Income	55,618
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	394,220
Futures Contracts	1,321
Swap Contracts	(899)
Realized Net Gain (Loss)	394,642
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	195,472
Futures Contracts	(186)
Swap Contracts	(483)
Change in Unrealized Appreciation (Depreciation)	194,803
Net Increase (Decrease) in Net Assets Resulting from Operations	645,063
1	Dividends are net of foreign withholding taxes of $33.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $309, less than $1, and ($2), respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $395,981 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
18

Russell 1000 Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2026	Year Ended August 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	55,618	98,680
Realized Net Gain (Loss)	394,642	381,068
Change in Unrealized Appreciation (Depreciation)	194,803	811,633
Net Increase (Decrease) in Net Assets Resulting from Operations	645,063	1,291,381
Distributions
ETF Shares	(40,217)	(67,469)
Institutional Shares	(16,179)	(29,513)
Total Distributions	(56,396)	(96,982)
Capital Share Transactions
ETF Shares	128,520	770,891
Institutional Shares	479,940	48,221
Net Increase (Decrease) from Capital Share Transactions	608,460	819,112
Total Increase (Decrease)	1,197,127	2,013,511
Net Assets
Beginning of Period	9,377,146	7,363,635
End of Period	10,574,273	9,377,146

See accompanying Notes, which are an integral part of the Financial Statements.
19

Russell 1000 Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2026	Year Ended August 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$293.24	$255.56	$204.87	$180.47	$210.32	$161.36
Investment Operations
Net Investment Income[1]	1.690	3.275	3.061	2.956	2.757	2.459
Net Realized and Unrealized Gain (Loss) on Investments	18.250	37.654	50.824	24.306	(29.909)	48.925
Total from Investment Operations	19.940	40.929	53.885	27.262	(27.152)	51.384
Distributions
Dividends from Net Investment Income	(1.720)	(3.249)	(3.195)	(2.862)	(2.698)	(2.424)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.720)	(3.249)	(3.195)	(2.862)	(2.698)	(2.424)
Net Asset Value, End of Period	$311.46	$293.24	$255.56	$204.87	$180.47	$210.32
Total Return	6.81%	16.16%	26.54%	15.34%	-13.02%	32.14%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,221	$6,671	$5,047	$3,785	$2,721	$2,682
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.08%[2]	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.10%	1.22%	1.36%	1.59%	1.39%	1.34%
Portfolio Turnover Rate[3]	1%	3%	3%	8%	10%	6%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
20

Russell 1000 Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2026	Year Ended August 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$568.09	$495.09	$396.88	$349.62	$407.44	$312.59
Investment Operations
Net Investment Income[1]	3.303	6.388	5.963	5.737	5.354	4.807
Net Realized and Unrealized Gain (Loss) on Investments	35.356	72.953	98.475	47.099	(57.922)	94.766
Total from Investment Operations	38.659	79.341	104.438	52.836	(52.568)	99.573
Distributions
Dividends from Net Investment Income	(3.359)	(6.341)	(6.228)	(5.576)	(5.252)	(4.723)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(3.359)	(6.341)	(6.228)	(5.576)	(5.252)	(4.723)
Net Asset Value, End of Period	$603.39	$568.09	$495.09	$396.88	$349.62	$407.44
Total Return	6.82%	16.17%	26.55%	15.35%	-13.01%	32.16%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,353	$2,706	$2,316	$2,029	$2,174	$2,822
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.07%[2]	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	1.11%	1.23%	1.37%	1.60%	1.39%	1.36%
Portfolio Turnover Rate[3]	1%	3%	3%	8%	10%	6%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
21

Russell 1000 Index Fund
Notes to Financial Statements
Vanguard Russell 1000 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2026, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended February 28, 2026, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
22

Russell 1000 Index Fund
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Portfolio Management, LLC.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2026, the fund had contributed to Vanguard capital in the amount of $243,000, representing less than 0.01% of the fund’s net assets and 0.10% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
23

Russell 1000 Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	10,541,442	—	—	10,541,442
Temporary Cash Investments	26,884	—	—	26,884
Total	10,568,326	—	—	10,568,326
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	(73)	—	—	(73)
Swap Contracts	—	(483)	—	(483)
Total	(73)	(483)	—	(556)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	As of February 28, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	6,723,834
Gross Unrealized Appreciation	4,133,956
Gross Unrealized Depreciation	(289,537)
Net Unrealized Appreciation (Depreciation)	3,844,419
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2025, the fund had available capital losses totaling $291,915,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended February 28, 2026, the fund purchased $681,427,000 of investment securities and sold $74,682,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $564,165,000 and $581,997,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2026, such purchases were $25,540,000 and sales were $5,094,000, resulting in net realized loss of $799,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2026		Year Ended August 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	710,825	2,310	1,411,575	5,415
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(582,305)	(1,875)	(640,684)	(2,415)
Net Increase (Decrease)—ETF Shares	128,520	435	770,891	3,000
Institutional Shares
Issued	644,053	1,071	385,231	732
Issued in Lieu of Cash Distributions	14,820	25	26,958	52
Redeemed	(178,933)	(302)	(363,968)	(700)
Net Increase (Decrease)—Institutional Shares	479,940	794	48,221	84
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
24

Russell 1000 Index Fund
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q18482 042026
25

Financial Statements
For the six-months ended February 28, 2026
Vanguard Russell 2000 Index Fund

Contents
Financial Statements	1

Russell 2000 Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.6%)
Basic Materials (4.8%)
*	Coeur Mining Inc.	3,174,112	86,177
	Hecla Mining Co.	3,151,175	78,496
	Commercial Metals Co.	551,971	40,459
*	Uranium Energy Corp.	2,365,797	36,268
*	SSR Mining Inc. (XTSE)	1,009,337	32,491
	UFP Industries Inc.	288,256	29,664
	Balchem Corp.	162,741	29,526
*,1	Energy Fuels Inc.	1,132,152	24,138
	Sensient Technologies Corp.	209,547	21,275
	Cabot Corp.	263,773	20,084
*	Novagold Resources Inc.	1,501,632	20,002
	Avient Corp.	455,646	18,713
*	Constellium SE	680,024	16,926
	Materion Corp.	102,557	16,723
*	Perimeter Solutions Inc.	689,772	16,196
*	Perpetua Resources Corp.	421,213	15,526
	Hawkins Inc.	96,762	14,427
	Chemours Co.	746,545	13,617
*	Century Aluminum Co.	261,758	13,496
*	Ingevity Corp.	180,723	13,017
	Minerals Technologies Inc.	156,532	11,054
	Kaiser Aluminum Corp.	79,694	10,371
	Quaker Chemical Corp.	68,200	10,027
	Innospec Inc.	123,055	9,424
*	Ivanhoe Electric Inc.	528,060	9,077
*,1	USA Rare Earth Inc.	436,233	8,245
	Sylvamo Corp.	170,432	7,891
	Worthington Steel Inc.	162,806	6,766
*	Ecovyst Inc.	565,800	6,377
	Ryerson Holding Corp.	218,203	5,708
	Stepan Co.	106,830	5,437
*,1	US Antimony Corp.	589,932	5,274
	Tronox Holdings plc	592,915	4,435
*	Compass Minerals International Inc.	171,521	4,322
*	NWPX Infrastructure Inc.	46,909	3,640
	Koppers Holdings Inc.	93,740	3,543
*	LSB Industries Inc.	267,013	3,103
*	Metallus Inc.	181,891	3,092
*	Dakota Gold Corp.	444,178	3,092
*	Idaho Strategic Resources Inc.	70,952	3,056
	Ferroglobe plc	592,948	3,030
*	Rayonier Advanced Materials Inc.	319,726	3,028
	Mativ Holdings Inc.	267,501	2,900
*,1	NioCorp Developments Ltd.	531,460	2,817
	Caledonia Mining Corp. plc	81,760	2,595
*,1	Encore Energy Corp.	913,249	2,466
*,1	ASP Isotopes Inc.	458,595	2,449
	AdvanSix Inc.	130,319	2,324
*,1	Critical Metals Corp.	224,475	2,278
*	American Battery Technology Co.	560,837	2,070
*	Magnera Corp.	158,145	2,048
*	Intrepid Potash Inc.	53,414	1,975
[1]	Vox Royalty Corp.	295,301	1,899
*	Contango ORE Inc.	54,844	1,649
	Orion SA	275,647	1,568
*,1	US Gold Corp.	58,631	1,272
*	Tredegar Corp.	131,906	1,211
*	Clearwater Paper Corp.	77,560	1,163
*	Ascent Industries Co.	40,530	696
*,1	Lifezone Metals Ltd.	137,002	637
1

Russell 2000 Index Fund
		Shares	Market Value• ($000)
	Omega Flex Inc.	17,597	632
	Friedman Industries Inc.	33,276	619
*	American Vanguard Corp.	126,082	581
	Valhi Inc.	12,242	171
*	US Goldmining Inc.	11,232	135
*	Solesence Inc.	92,507	118
			723,486
Consumer Discretionary (10.8%)
*	Brinker International Inc.	219,473	32,526
*	Taylor Morrison Home Corp.	475,931	31,359
*	Boot Barn Holdings Inc.	152,511	28,858
	Atmus Filtration Technologies Inc.	413,849	26,706
*	Champion Homes Inc.	280,352	26,207
	Meritage Homes Corp.	345,248	26,039
*	Frontdoor Inc.	363,579	24,931
*	Abercrombie & Fitch Co. Class A	230,823	22,574
*	Cavco Industries Inc.	38,591	22,277
*	Victoria's Secret & Co.	343,364	21,529
	Rush Enterprises Inc. Class A	301,792	21,418
*	SkyWest Inc.	200,553	20,874
*	Asbury Automotive Group Inc.	96,284	20,584
*	Laureate Education Inc.	630,223	20,381
*	Life Time Group Holdings Inc.	749,041	20,224
*	Urban Outfitters Inc.	303,379	20,084
	Dana Inc.	583,560	19,981
	KB Home	313,068	19,905
	Group 1 Automotive Inc.	61,008	19,873
	Academy Sports & Outdoors Inc.	328,802	19,771
	PriceSmart Inc.	127,217	19,670
*	Tri Pointe Homes Inc.	420,117	19,451
	American Eagle Outfitters Inc.	790,555	19,424
	Signet Jewelers Ltd.	198,585	19,102
*	Shake Shack Inc. Class A	192,707	18,502
*	M/I Homes Inc.	129,312	18,383
*	Stride Inc.	211,756	17,868
	Kontoor Brands Inc.	273,082	17,808
*	Covista Inc.	177,878	17,432
	Graham Holdings Co. Class B	15,922	16,769
	TEGNA Inc.	797,162	16,701
*	Sphere Entertainment Co.	137,769	16,396
*	Dorman Products Inc.	136,816	16,125
	Polaris Inc.	264,251	16,051
	Garrett Motion Inc.	787,474	16,033
	Advance Auto Parts Inc.	297,481	15,817
	LCI Industries	117,305	15,625
*	OPENLANE Inc.	521,762	14,875
	Cheesecake Factory Inc.	229,194	14,847
	Red Rock Resorts Inc. Class A	242,097	14,659
	Cinemark Holdings Inc.	515,199	14,549
	HNI Corp.	315,611	14,190
	Acushnet Holdings Corp.	136,794	13,998
	Phinia Inc.	188,687	13,704
*	Hilton Grand Vacations Inc.	301,437	13,553
	Visteon Corp.	136,159	13,026
	Steven Madden Ltd.	355,753	12,843
*	Madison Square Garden Entertainment Corp.	196,534	12,409
*	Capri Holdings Ltd.	576,708	11,828
*	Knowles Corp.	423,482	11,506
*	Green Brick Partners Inc.	154,895	11,410
*	Goodyear Tire & Rubber Co.	1,367,743	11,284
	Perdoceo Education Corp.	324,722	10,829
	OneSpaWorld Holdings Ltd.	495,202	10,662
*	National Vision Holdings Inc.	386,175	10,415
*	Atlanta Braves Holdings Inc. Class C	227,457	9,942
*	Adient plc	403,849	9,822
	Strategic Education Inc.	115,697	9,520
*	IMAX Corp.	216,966	9,293
*	Callaway Golf Co.	654,181	9,198
	Interparfums Inc.	90,918	9,163
2

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*	Lionsgate Studios Corp.	1,015,341	9,138
*	Sonos Inc.	591,788	9,114
	Interface Inc.	287,339	9,048
	Marriott Vacations Worldwide Corp.	138,077	8,976
*	Rush Street Interactive Inc.	453,742	8,961
	Kohl's Corp.	540,531	8,848
	Worthington Enterprises Inc.	155,878	8,731
	Century Communities Inc.	129,222	8,688
*	Central Garden & Pet Co. Class A	249,593	8,621
	Super Group SGHC Ltd.	789,386	8,446
	Buckle Inc.	156,544	8,383
*	Universal Technical Institute Inc.	231,253	8,371
*	JetBlue Airways Corp.	1,471,954	8,155
*	Six Flags Entertainment Corp.	475,591	8,099
*	Sally Beauty Holdings Inc.	491,583	7,900
*	Peloton Interactive Inc. Class A	1,963,252	7,892
*	Arlo Technologies Inc.	492,839	7,733
	Leggett & Platt Inc.	660,932	7,720
*	Dauch Corp.	1,132,322	7,473
	La-Z-Boy Inc.	205,665	7,346
*	Allegiant Travel Co.	71,589	7,313
	Wolverine World Wide Inc.	399,363	7,057
	Brightstar Lottery plc	519,911	7,050
	PROG Holdings Inc.	194,876	6,862
	MillerKnoll Inc.	339,071	6,829
*	Figs Inc. Class A	438,355	6,773
	Winmark Corp.	14,781	6,744
*	Genius Sports Ltd.	1,083,972	6,731
	John Wiley & Sons Inc. Class A	201,890	6,263
*	RealReal Inc.	498,482	6,111
	Monarch Casino & Resort Inc.	63,209	6,074
	Carter's Inc.	176,403	5,918
*,1	Red Cat Holdings Inc.	507,383	5,911
*	TripAdvisor Inc.	567,078	5,733
	Upbound Group Inc.	260,175	5,581
	G-III Apparel Group Ltd.	180,148	5,511
	Gold.com Inc.	94,081	5,407
	Winnebago Industries Inc.	135,157	5,391
*	GigaCloud Technology Inc. Class A	121,481	5,386
*	XPEL Inc.	125,689	5,357
*	Lincoln Educational Services Corp.	146,957	5,326
*	LGI Homes Inc.	101,560	5,271
	Papa John's International Inc.	162,078	5,081
*	Revolve Group Inc.	200,935	5,056
*	Sun Country Airlines Holdings Inc.	253,497	4,989
*	Gentherm Inc.	150,989	4,948
*	United Parks & Resorts Inc.	134,557	4,681
	Sonic Automotive Inc. Class A	74,245	4,657
*	Coursera Inc.	707,466	4,535
*	USA TODAY Co. Inc.	699,719	4,163
	Standard Motor Products Inc.	104,792	4,158
*	ACV Auctions Inc. Class A	832,433	4,046
*	American Public Education Inc.	86,221	3,951
	Matthews International Corp. Class A	147,946	3,910
*	BJ's Restaurants Inc.	99,985	3,798
*	Lindblad Expeditions Holdings Inc.	186,539	3,677
*	Pursuit Attractions & Hospitality Inc.	105,270	3,659
*	Liquidity Services Inc.	115,344	3,646
[1]	Cracker Barrel Old Country Store Inc.	110,189	3,605
*	Global Business Travel Group I	647,849	3,544
*	Beazer Homes USA Inc.	137,022	3,505
	Scholastic Corp.	100,816	3,505
*	Fox Factory Holding Corp.	208,045	3,503
*	Mister Car Wash Inc.	492,015	3,503
[1]	Ermenegildo Zegna NV	306,279	3,452
*	First Watch Restaurant Group Inc.	272,734	3,398
*	Driven Brands Holdings Inc.	296,028	3,256
	Carriage Services Inc.	70,440	3,245
*	Cooper-Standard Holdings Inc.	83,950	3,227
*	QuinStreet Inc.	274,515	3,217
3

Russell 2000 Index Fund
		Shares	Market Value• ($000)
	Monro Inc.	148,202	3,191
*	Daily Journal Corp.	6,239	3,179
	Sinclair Inc.	191,584	3,130
	Build-A-Bear Workshop Inc.	61,679	3,001
*	Hovnanian Enterprises Inc. Class A	23,872	2,999
*,1	AMC Entertainment Holdings Inc. Class A	2,563,635	2,974
*	Accel Entertainment Inc.	253,521	2,880
*	MarineMax Inc.	94,039	2,868
*	Sweetgreen Inc. Class A	513,358	2,849
	Rush Enterprises Inc. Class B	43,950	2,841
	Oxford Industries Inc.	70,050	2,773
	Golden Entertainment Inc.	95,812	2,769
*	Stagwell Inc.	554,643	2,673
*	Malibu Boats Inc. Class A	91,660	2,664
*,1	Hertz Global Holdings Inc.	585,695	2,659
*	Dream Finders Homes Inc. Class A	146,271	2,643
	Ethan Allen Interiors Inc.	115,180	2,624
	Sturm Ruger & Co. Inc.	70,089	2,624
	Smith & Wesson Brands Inc.	217,875	2,593
	Bloomin' Brands Inc.	416,427	2,549
	Camping World Holdings Inc. Class A	298,830	2,486
	Arko Corp.	374,826	2,410
*	Udemy Inc.	473,035	2,379
*	ThredUP Inc. Class A	486,172	2,373
	Global Industrial Co.	70,950	2,340
	Dine Brands Global Inc.	74,491	2,306
*	Cars.com Inc.	266,952	2,280
	Gray Media Inc.	435,138	2,258
*	Kura Sushi USA Inc. Class A	31,159	2,195
*	Sabre Corp.	1,834,056	2,164
*	Arhaus Inc.	253,914	2,095
*	McGraw Hill Inc.	143,575	2,010
*	Helen of Troy Ltd.	113,711	2,006
*	Dave & Buster's Entertainment Inc.	134,784	1,984
*	iHeartMedia Inc. Class A	602,043	1,969
*	Clean Energy Fuels Corp.	862,602	1,949
	Caleres Inc.	163,804	1,948
	Marcus Corp.	113,290	1,907
	Movado Group Inc.	75,556	1,885
*	Frontier Group Holdings Inc.	419,754	1,864
*	Stitch Fix Inc. Class A	554,562	1,847
	Shoe Carnival Inc.	90,059	1,818
*	Bed Bath & Beyond Inc.	340,526	1,815
*	Savers Value Village Inc.	189,938	1,791
*	Strattec Security Corp.	20,105	1,769
*	Portillo's Inc. Class A	330,088	1,763
*	Eastman Kodak Co.	239,562	1,754
*	Zumiez Inc.	65,290	1,712
*	MasterCraft Boat Holdings Inc.	78,372	1,701
*	Atlanta Braves Holdings Inc. Class A	34,703	1,680
*	Central Garden & Pet Co.	42,150	1,652
	Haverty Furniture Cos. Inc.	66,651	1,587
	Rocky Brands Inc.	34,860	1,576
*	Holley Inc.	378,050	1,542
*	El Pollo Loco Holdings Inc.	139,108	1,539
*	Latham Group Inc.	222,161	1,491
	Jack in the Box Inc.	87,399	1,479
	Nathan's Famous Inc.	14,371	1,445
	Krispy Kreme Inc.	380,617	1,427
	Johnson Outdoors Inc. Class A	28,968	1,405
*,1	Newsmax Inc.	235,145	1,399
*	Genesco Inc.	49,117	1,338
*	Boston Omaha Corp. Class A	108,226	1,337
*	Biglari Holdings Inc. Class B	3,354	1,301
*	EW Scripps Co. Class A	313,594	1,301
*	Corsair Gaming Inc.	230,363	1,265
*	AMC Networks Inc. Class A	152,473	1,246
	Designer Brands Inc. Class A	164,912	1,174
	National CineMedia Inc.	327,300	1,165
*	Citi Trends Inc.	23,552	1,116
4

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*,1	Nexxen International Ltd.	169,757	1,093
*	Black Rock Coffee Bar Inc. Class A	80,836	1,078
	Cricut Inc. Class A	237,844	1,023
*	Inspired Entertainment Inc.	123,258	1,006
*	Funko Inc. Class A	201,011	1,005
*	Petco Health & Wellness Co. Inc.	392,220	1,000
*,1	Webtoon Entertainment Inc.	88,632	997
*	Turtle Beach Corp.	77,946	977
	JAKKS Pacific Inc.	44,633	976
*,1	Vuzix Corp.	334,640	967
	Entravision Communications Corp. Class A	307,081	952
	Weyco Group Inc.	30,384	950
*	Legacy Housing Corp.	42,517	932
*	Outdoor Holding Co.	427,942	912
*	Reservoir Media Inc.	100,561	902
	Flexsteel Industries Inc.	17,486	900
	RCI Hospitality Holdings Inc.	40,444	895
	Playtika Holding Corp.	278,127	859
*	Lovesac Co.	65,817	841
*	European Wax Center Inc. Class A	144,238	825
*	Lands' End Inc.	45,841	737
	Escalade Inc.	50,405	726
	Phoenix Education Partners Inc.	24,466	724
*	America's Car-Mart Inc.	35,041	699
*	Barnes & Noble Education Inc.	79,536	688
	CuriosityStream Inc.	201,669	682
*	Motorcar Parts of America Inc.	65,487	677
*,1	Bally's Corp.	47,538	676
	Hamilton Beach Brands Holding Co. Class A	34,743	661
*	OneWater Marine Inc. Class A	56,153	639
	J Jill Inc.	36,175	625
*	Starz Entertainment Corp.	56,816	625
	Bassett Furniture Industries Inc.	40,225	602
*	Xponential Fitness Inc. Class A	135,677	578
*	Sleep Number Corp.	90,690	560
*	American Outdoor Brands Inc.	60,708	552
*	KinderCare Learning Cos. Inc.	155,509	544
	Superior Group of Cos. Inc.	54,169	538
*,1	Falcon's Beyond Global Inc. Class A	71,919	466
	Clarus Corp.	145,879	461
*	Envela Corp.	32,882	443
*	Thryv Holdings Inc.	183,975	427
*	Gambling.com Group Ltd.	92,689	404
*,1	1-800-Flowers.com Inc. Class A	115,041	400
[1]	Lakeland Industries Inc.	42,537	390
*	BARK Inc.	458,045	358
	Virco Mfg. Corp.	56,159	357
*,1	Faraday Future Intelligent Electric Inc.	704,676	345
	Marine Products Corp.	43,542	330
*,1	Livewire Group Inc.	182,247	306
	Emerald Holding Inc.	69,159	288
*	Nerdy Inc.	294,503	284
*	Gaia Inc.	81,715	277
*	Playstudios Inc.	437,552	223
*	Travelzoo	30,368	196
	CompX International Inc.	7,493	176
*	Torrid Holdings Inc.	167,158	170
*,1	Teads Holding Co.	184,050	157
*	Traeger Inc.	164,272	141
*,1	NextNRG Inc.	175,547	116
*	Bob's Discount Furniture Inc.	4,604	98
*	Golden Matrix Group Inc.	104,845	61
*	flyExclusive Inc.	26,028	53
			1,645,216
Consumer Staples (1.7%)
	Cal-Maine Foods Inc.	219,315	19,105
	Marzetti Co.	99,577	16,364
	WD-40 Co.	67,448	16,066
*	Vita Coco Co. Inc.	236,154	13,711
5

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*	Chefs' Warehouse Inc.	180,735	12,903
	Turning Point Brands Inc.	86,030	11,785
*	United Natural Foods Inc.	297,092	11,352
	Andersons Inc.	162,216	10,591
*	Herbalife Ltd.	507,165	9,900
	Spectrum Brands Holdings Inc.	116,550	9,135
*	Simply Good Foods Co.	459,474	7,839
	Fresh Del Monte Produce Inc.	164,663	7,069
	Energizer Holdings Inc.	310,460	6,703
	J & J Snack Foods Corp.	76,904	6,695
	Dole plc	409,205	6,564
	Universal Corp.	119,875	6,441
	Ingles Markets Inc. Class A	72,592	6,178
	Edgewell Personal Care Co.	223,195	5,075
*	Grocery Outlet Holding Corp.	469,553	4,639
	Weis Markets Inc.	68,009	4,608
*	National Beverage Corp.	118,972	4,325
	Tootsie Roll Industries Inc.	89,770	3,791
*	Guardian Pharmacy Services Inc. Class A	111,798	3,746
*	Vital Farms Inc.	171,667	3,620
	Utz Brands Inc.	365,022	3,391
	Oil-Dri Corp. of America	49,233	3,340
*	Seneca Foods Corp. Class A	23,114	3,212
	John B Sanfilippo & Son Inc.	38,542	3,184
*	Mama's Creations Inc.	182,111	3,121
*	SunOpta Inc.	474,779	3,077
*	Mission Produce Inc.	211,634	3,003
*	Nature's Sunshine Products Inc.	82,109	2,273
	Calavo Growers Inc.	83,433	2,239
	Nu Skin Enterprises Inc. Class A	242,359	2,055
	B&G Foods Inc.	386,844	2,054
*,1	Beyond Meat Inc.	1,892,489	1,790
	Village Super Market Inc. Class A	45,255	1,772
	ACCO Brands Corp.	433,823	1,766
	Natural Grocers by Vitamin Cottage Inc.	63,395	1,714
	MGP Ingredients Inc.	69,912	1,328
*	Honest Co. Inc.	461,131	1,291
	Limoneira Co.	82,225	1,159
	Alico Inc.	27,815	1,148
*	USANA Health Sciences Inc.	53,239	1,146
*	Olaplex Holdings Inc.	694,258	1,118
*	Westrock Coffee Co.	177,876	786
*	Beauty Health Co.	564,329	587
*	Lifeway Foods Inc.	25,621	568
*	Medifast Inc.	53,230	560
*	HF Foods Group Inc.	199,355	417
*	Zevia PBC Class A	274,849	368
*	Hain Celestial Group Inc.	447,254	358
*,1	Waldencast plc Class A	210,297	355
*	BRC Inc. Class A	458,938	289
*	FitLife Brands Inc.	19,121	289
*,1	Forafric Global plc	27,526	266
[1]	Lifevantage Corp.	53,047	247
*	Ispire Technology Inc.	93,397	219
*,1	Once Upon a Farm PBC	7,898	183
			258,878
Energy (6.1%)
*	Nextpower Inc. Class A	723,292	76,018
	Archrock Inc.	856,425	30,257
*,1	Transocean Ltd. (XNYS)	4,604,833	29,839
*	Valaris Ltd.	309,329	29,649
	SM Energy Co.	1,235,635	28,580
	Noble Corp. plc	625,950	28,437
*	CNX Resources Corp.	646,611	27,015
	Magnolia Oil & Gas Corp. Class A	896,959	24,953
	Kodiak Gas Services Inc.	418,850	22,857
	Murphy Oil Corp.	669,977	22,210
	Liberty Energy Inc.	782,917	21,992
	Golar LNG Ltd.	484,196	21,527
6

Russell 2000 Index Fund
		Shares	Market Value• ($000)
	Warrior Met Coal Inc.	258,332	21,504
	California Resources Corp.	363,134	21,367
	Core Natural Resources Inc.	252,545	20,729
*	Tidewater Inc.	243,835	19,365
	Peabody Energy Corp.	606,461	19,128
	Cactus Inc. Class A	339,743	18,346
*	Oceaneering International Inc.	489,854	17,390
*,1	Centrus Energy Corp. Class A	83,553	16,927
	Helmerich & Payne Inc.	479,085	16,873
*	Gulfport Energy Corp.	78,913	16,466
	PBF Energy Inc. Class A	415,423	14,789
	Patterson-UTI Energy Inc.	1,719,924	14,637
*	Seadrill Ltd.	311,312	13,660
	Crescent Energy Co. Class A	1,168,057	13,620
	Northern Oil & Gas Inc.	475,120	13,109
	Delek US Holdings Inc.	295,870	11,276
*	DNOW Inc.	921,071	10,850
*	Par Pacific Holdings Inc.	247,350	10,554
	Solaris Energy Infrastructure Inc.	209,713	10,408
*,1	Plug Power Inc.	5,580,395	9,989
[1]	Kinetik Holdings Inc.	219,584	9,989
*	Alpha Metallurgical Resources Inc.	58,003	9,434
*	Calumet Inc.	341,710	9,212
*	Borr Drilling Ltd.	1,318,714	8,084
*	Talos Energy Inc.	647,004	7,926
*	Expro Group Holdings NV	441,750	7,890
*	National Energy Services Reunited Corp.	302,162	7,569
*	Comstock Resources Inc.	367,148	7,200
*	American Superconductor Corp.	216,549	7,055
*	Bristow Group Inc.	141,001	6,726
	World Kinect Corp.	268,534	6,700
	Select Water Solutions Inc.	468,893	6,410
*	Helix Energy Solutions Group Inc.	689,362	6,335
*	NPK International Inc.	406,648	5,868
*	Array Technologies Inc.	752,573	5,704
*	Nabors Industries Ltd. (XNYS)	70,174	5,482
*	Kosmos Energy Ltd.	2,350,985	5,478
*	TETRA Technologies Inc.	629,459	5,451
*	REX American Resources Corp.	142,760	5,077
*	Innovex International Inc.	192,127	5,063
*	Shoals Technologies Group Inc. Class A	833,172	4,941
*	Fluence Energy Inc.	316,245	4,914
*	Ameresco Inc. Class A	159,144	4,848
*	ProPetro Holding Corp.	397,026	4,816
*	Green Plains Inc.	333,021	4,572
	Diversified Energy Co.	307,991	4,238
	Core Laboratories Inc.	232,906	4,097
*	T1 Energy Inc.	661,111	4,072
*	CVR Energy Inc.	153,489	3,708
	Atlas Energy Solutions Inc.	384,826	3,706
*	Oil States International Inc.	279,705	3,661
*	NextDecade Corp.	673,395	3,630
*	BKV Corp.	110,497	3,462
	SandRidge Energy Inc.	180,325	3,161
*	Ramaco Resources Inc. Class A	205,581	3,112
*,1	Sable Offshore Corp.	377,157	3,112
*	Forum Energy Technologies Inc.	50,768	2,946
	Vitesse Energy Inc.	146,119	2,822
*	Hallador Energy Co.	153,955	2,799
*	Solid Power Inc.	764,542	2,706
	VAALCO Energy Inc.	513,603	2,645
	RPC Inc.	443,290	2,576
	SunCoke Energy Inc.	421,096	2,400
	Flowco Holdings Inc. Class A	99,052	2,235
	Riley Exploration Permian Inc.	73,545	2,121
*,1	Gevo Inc.	1,147,740	2,089
	Natural Gas Services Group Inc.	50,472	1,931
*	EVgo Inc.	636,344	1,744
	Ranger Energy Services Inc. Class A	99,702	1,737
*	Matrix Service Co.	134,722	1,481
7

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*	Summit Midstream Corp.	46,800	1,381
	Granite Ridge Resources Inc.	267,044	1,351
	W&T Offshore Inc.	489,903	1,298
*	Infinity Natural Resources Inc. Class A	75,861	1,259
	NACCO Industries Inc. Class A	19,797	1,136
*	Flotek Industries Inc.	70,324	1,079
*,1	New Fortress Energy Inc.	869,311	948
	Energy Services of America Corp.	58,393	912
*	SEACOR Marine Holdings Inc.	107,786	826
*	ProFrac Holding Corp. Class A	141,924	703
	Evolution Petroleum Corp.	155,866	697
[1]	HighPeak Energy Inc.	110,060	573
*	DMC Global Inc.	95,663	563
*	Kolibri Global Energy Inc.	147,230	562
	FutureFuel Corp.	124,755	539
*	Montauk Renewables Inc.	332,566	512
	Epsilon Energy Ltd.	95,161	487
*	PrimeEnergy Resources Corp.	2,065	411
*,1	SunPower Inc.	309,048	402
*	Mammoth Energy Services Inc.	118,760	274
*,1	Empire Petroleum Corp. (XASE)	71,863	237
*	OPAL Fuels Inc. Class A	104,308	218
*	Solv Energy Inc. Class A	4,627	146
*	ARKO Petroleum Corp.	3,954	75
*,1	XCF Global Inc. Class A	186,694	39
*	Verde Clean Fuels Inc.	20,767	31
			925,915
Financials (16.1%)
	UMB Financial Corp.	360,231	41,744
	Old National Bancorp	1,736,196	40,106
	FirstCash Holdings Inc.	196,385	37,861
	Jackson Financial Inc. Class A	343,328	37,588
*	Clearwater Analytics Holdings Inc. Class A	1,383,072	32,350
*	StoneX Group Inc.	242,839	30,962
	Valley National Bancorp	2,403,960	30,314
	Glacier Bancorp Inc.	636,294	28,945
	United Bankshares Inc.	693,197	28,629
	Essent Group Ltd.	469,699	28,576
*	Riot Platforms Inc.	1,728,467	28,157
	Hancock Whitney Corp.	420,048	27,643
	Atlantic Union Bankshares Corp.	706,739	26,192
	Home BancShares Inc.	933,747	25,641
	Piper Sandler Cos.	86,693	25,622
	Ameris Bancorp	327,961	25,469
	Selective Insurance Group Inc.	301,453	25,334
*	Axos Financial Inc.	269,656	23,412
	Radian Group Inc.	671,976	23,197
	Moelis & Co. Class A	368,377	21,867
	Associated Banc-Corp.	824,523	21,776
*	Texas Capital Bancshares Inc.	225,512	21,491
	Eastern Bankshares Inc.	1,097,908	21,475
	ServisFirst Bancshares Inc.	255,761	20,719
	First Financial Bankshares Inc.	666,836	20,625
	CNO Financial Group Inc.	476,968	19,942
	United Community Banks Inc.	606,928	19,525
	Independent Bank Corp. (XNGS)	249,482	19,477
	Flagstar Bank NA	1,505,897	19,110
	Fulton Financial Corp.	904,656	18,500
	International Bancshares Corp.	270,308	18,140
	WSFS Financial Corp.	277,405	17,618
	Renasant Corp.	467,363	17,596
	BankUnited Inc.	374,061	17,469
	BGC Group Inc. Class A	1,797,033	17,108
*	Genworth Financial Inc.	2,014,606	17,003
	PJT Partners Inc. Class A	113,903	16,821
	First BanCorp (XNYS)	788,290	16,657
*	Enova International Inc.	119,558	16,625
*,1	MARA Holdings Inc.	1,842,260	16,470
	Cathay General Bancorp	329,557	16,382
8

Russell 2000 Index Fund
		Shares	Market Value• ($000)
	WesBanco Inc.	469,262	16,363
*	Palomar Holdings Inc.	130,688	16,167
	Bread Financial Holdings Inc.	226,908	16,079
	Community Financial System Inc.	262,440	15,891
*	Lemonade Inc.	300,093	15,527
	First Interstate BancSystem Inc. Class A	443,243	15,341
*	NMI Holdings Inc.	387,350	15,227
	Victory Capital Holdings Inc. Class A	219,384	15,177
	Blackstone Mortgage Trust Inc. Class A	788,028	15,138
	StepStone Group Inc. Class A	345,791	14,917
	Bank of Hawaii Corp.	195,164	14,788
	Simmons First National Corp. Class A	715,108	14,238
	First Financial Bancorp	499,037	14,008
	Nicolet Bankshares Inc.	91,502	13,978
	Seacoast Banking Corp. of Florida	432,528	13,460
	Provident Financial Services Inc.	638,322	13,430
*	Oscar Health Inc. Class A	979,812	13,365
	PennyMac Financial Services Inc.	144,916	13,322
	Artisan Partners Asset Management Inc. Class A	310,202	12,495
	Towne Bank	363,932	12,468
	CVB Financial Corp.	647,720	12,456
	Beacon Financial Corp.	413,010	12,283
	Park National Corp.	73,526	12,097
	Mercury General Corp.	133,382	12,082
	First Merchants Corp.	308,995	12,076
	WaFd Inc.	386,022	12,028
	Marex Group plc	273,002	11,865
	Trustmark Corp.	278,386	11,856
	Banc of California Inc.	636,130	11,749
*,1	Upstart Holdings Inc.	422,328	11,500
	BancFirst Corp.	103,491	11,384
	First Bancorp / Southern Pines NC	200,059	11,361
	FB Financial Corp.	205,474	11,237
*	Bancorp Inc.	209,808	11,013
	NBT Bancorp Inc.	253,822	10,843
*	SiriusPoint Ltd.	508,002	10,739
*	Customers Bancorp Inc.	158,581	10,695
	First Busey Corp.	418,801	10,621
	Bank of NT Butterfield & Son Ltd.	206,743	10,492
	WisdomTree Inc.	613,177	10,491
	Enterprise Financial Services Corp.	181,831	10,383
	Pathward Financial Inc.	112,591	10,222
	Dynex Capital Inc.	727,950	10,213
	ARMOUR Residential REIT Inc.	559,364	10,041
	Banner Corp.	168,876	9,938
*	Dave Inc.	51,368	9,928
	Stewart Information Services Corp.	137,775	9,781
	HCI Group Inc.	53,454	9,430
	Cohen & Steers Inc.	137,490	9,194
	First Commonwealth Financial Corp.	517,241	9,067
	Northwest Bancshares Inc.	719,296	8,955
	Horace Mann Educators Corp.	202,039	8,791
	Stellar Bancorp Inc.	233,093	8,778
	OFG Bancorp	218,729	8,767
	Burford Capital Ltd.	997,097	8,415
*	LendingClub Corp.	561,207	8,368
	Stock Yards Bancorp Inc.	130,402	8,364
	City Holding Co.	69,708	8,363
*	Skyward Specialty Insurance Group Inc.	177,163	8,233
*	Baldwin Insurance Group Inc.	353,723	8,217
	Hilltop Holdings Inc.	215,434	8,064
	S&T Bancorp Inc.	189,570	7,926
*	Webull Corp.	1,353,027	7,861
[1]	Arbor Realty Trust Inc.	963,081	7,637
*	Encore Capital Group Inc.	111,405	7,608
	Walker & Dunlop Inc.	163,390	7,518
	National Bank Holdings Corp. Class A	187,824	7,511
	German American Bancorp Inc.	179,770	7,432
	Apollo Commercial Real Estate Finance Inc.	692,220	7,338
	Federal Agricultural Mortgage Corp. Class C	46,255	7,293
9

Russell 2000 Index Fund
		Shares	Market Value• ($000)
	Lakeland Financial Corp.	124,613	7,239
	Nelnet Inc. Class A	55,463	7,180
	TriCo Bancshares	150,140	7,174
	Acadian Asset Management Inc.	132,984	7,163
	QCR Holdings Inc.	81,947	7,088
*	Hamilton Insurance Group Ltd. Class B	222,581	7,031
	Banco Latinoamericano de Comercio Exterior SA	139,627	6,986
	Hope Bancorp Inc.	612,951	6,902
	Dime Community Bancshares Inc.	197,562	6,391
*	Goosehead Insurance Inc. Class A	117,479	6,367
	Live Oak Bancshares Inc.	175,257	6,357
*	Triumph Financial Inc.	112,499	6,284
	ConnectOne Bancorp Inc.	236,257	6,268
*	ProAssurance Corp.	253,063	6,213
	1st Source Corp.	91,723	6,146
	Origin Bancorp Inc.	147,438	6,133
	Westamerica BanCorp	119,992	6,078
	Bank First Corp.	44,923	6,050
	Ellington Financial Inc.	483,944	6,011
	Ladder Capital Corp.	566,375	5,873
	Enact Holdings Inc.	139,800	5,849
	Perella Weinberg Partners	308,118	5,703
	Safety Insurance Group Inc.	73,124	5,677
	Orchid Island Capital Inc.	759,374	5,650
	Peoples Bancorp Inc.	172,806	5,576
	Chimera Investment Corp.	405,328	5,517
	Merchants Bancorp	128,529	5,434
	Two Harbors Investment Corp.	517,435	5,345
	PennyMac Mortgage Investment Trust	432,485	5,302
	Fidelis Insurance Holdings Ltd.	277,250	5,284
	MFA Financial Inc.	510,270	5,159
	Tompkins Financial Corp.	66,745	5,120
	Preferred Bank	57,885	5,078
	OceanFirst Financial Corp.	278,512	5,030
*	Miami International Holdings Inc.	116,700	4,971
	Old Second Bancorp Inc.	249,939	4,906
*	Trupanion Inc.	183,872	4,880
	Byline Bancorp Inc.	155,427	4,849
	Community Trust Bancorp Inc.	79,030	4,745
*	Coastal Financial Corp.	63,924	4,743
	Univest Financial Corp.	140,840	4,725
	Employers Holdings Inc.	110,869	4,584
	Southside Bancshares Inc.	143,403	4,491
	Heritage Financial Corp.	169,055	4,465
	Universal Insurance Holdings Inc.	126,097	4,435
	First Mid Bancshares Inc.	107,725	4,418
	Virtus Investment Partners Inc.	31,840	4,405
	Capitol Federal Financial Inc.	610,916	4,386
	Amalgamated Financial Corp.	113,888	4,384
	Burke & Herbert Financial Services Corp.	66,964	4,315
	Patria Investments Ltd. Class A	327,967	4,303
	NB Bancorp Inc.	197,815	4,221
	Horizon Bancorp Inc.	249,374	4,199
	F&G Annuities & Life Inc.	183,761	4,162
	Central Pacific Financial Corp.	130,322	4,151
	Northeast Bank	36,868	4,088
	Mercantile Bank Corp.	78,729	4,067
	CNB Financial Corp.	145,019	4,062
	United Fire Group Inc.	104,354	4,055
	TrustCo Bank Corp. NY	92,095	3,994
	Brookfield Business Corp. Class A	115,701	3,986
	Hanmi Financial Corp.	148,719	3,883
	Amerant Bancorp Inc.	181,265	3,870
	Business First Bancshares Inc.	141,185	3,854
	Camden National Corp.	83,110	3,836
	Metropolitan Bank Holding Corp.	45,428	3,823
	Redwood Trust Inc.	629,072	3,806
	Brightspire Capital Inc.	639,635	3,716
	Franklin BSP Realty Trust Inc. REIT	405,950	3,706
	Heritage Commerce Corp.	296,864	3,690
10

Russell 2000 Index Fund
		Shares	Market Value• ($000)
	Esquire Financial Holdings Inc.	35,901	3,625
	First Financial Corp.	56,481	3,579
	Eagle Bancorp Inc.	139,347	3,546
*	Porch Group Inc.	429,847	3,529
	Adamas Trust Inc.	422,002	3,477
	Independent Bank Corp.	98,989	3,440
	Mechanics Bancorp Class A	240,449	3,429
	Equity Bancshares Inc. Class A	76,156	3,418
*	Heritage Insurance Holdings Inc.	121,922	3,398
	HomeTrust Bancshares Inc.	79,415	3,347
	Orrstown Financial Services Inc.	92,497	3,324
	Washington Trust Bancorp Inc.	94,358	3,179
*	Root Inc. Class A	60,796	3,154
	Mid Penn Bancorp Inc.	96,910	3,118
	Financial Institutions Inc.	98,483	3,090
	AMERISAFE Inc.	94,115	3,062
*	PRA Group Inc.	192,987	3,040
	First Community Bankshares Inc.	77,524	3,034
	Five Star Bancorp	77,379	3,012
[1]	Invesco Mortgage Capital Inc. REIT	355,062	2,993
	GCM Grosvenor Inc. Class A	258,369	2,992
	Southern Missouri Bancorp Inc.	47,939	2,968
	Navient Corp.	337,412	2,966
	Capital City Bank Group Inc.	68,924	2,953
	Republic Bancorp Inc. Class A	41,601	2,870
	Cannae Holdings Inc.	234,786	2,864
	Shore Bancshares Inc.	153,141	2,845
	SmartFinancial Inc.	72,245	2,833
	TPG RE Finance Trust Inc.	334,335	2,828
	Alerus Financial Corp.	116,517	2,778
	Metrocity Bankshares Inc.	97,249	2,733
	Arrow Financial Corp.	80,859	2,693
	Peapack-Gladstone Financial Corp.	79,488	2,662
	Bar Harbor Bankshares	81,565	2,631
	South Plains Financial Inc.	63,848	2,615
	ACNB Corp.	51,142	2,578
*	Hippo Holdings Inc.	88,732	2,552
	Great Southern Bancorp Inc.	41,429	2,549
	Northrim BanCorp Inc.	107,870	2,534
*	Third Coast Bancshares Inc.	63,865	2,530
*	Slide Insurance Holdings Inc.	132,282	2,513
	Compass Diversified Holdings	333,404	2,497
	Peoples Financial Services Corp.	46,251	2,479
*	Forge Global Holdings Inc.	55,015	2,476
	Flushing Financial Corp.	159,982	2,469
	Northfield Bancorp Inc.	183,607	2,449
*	Columbia Financial Inc.	135,078	2,418
	Farmers National Banc Corp.	181,217	2,343
	Ridgepost Capital Inc. Class A	289,837	2,339
*	Carter Bankshares Inc.	111,424	2,322
[1]	Hingham Institution for Savings	8,262	2,306
*	Firstsun Capital Bancorp	62,571	2,282
	Midland States Bancorp Inc.	102,370	2,265
	Civista Bancshares Inc.	94,225	2,243
*	Bowhead Specialty Holdings Inc.	87,988	2,229
	Sierra Bancorp	60,862	2,190
	Kearny Financial Corp.	284,161	2,174
	Red River Bancshares Inc.	24,458	2,169
	First Business Financial Services Inc.	39,488	2,158
*	Southern First Bancshares Inc.	38,652	2,158
	Diamond Hill Investment Group Inc.	12,488	2,146
*	LendingTree Inc.	55,456	2,072
	California BanCorp	111,458	2,041
	ChoiceOne Financial Services Inc.	70,805	2,026
	Home Bancorp Inc.	33,810	1,998
*	World Acceptance Corp.	14,774	1,993
	Tiptree Inc.	116,437	1,983
	Community West Bancshares	83,068	1,930
	Unity Bancorp Inc.	36,225	1,927
	Orange County Bancorp Inc.	57,965	1,925
11

Russell 2000 Index Fund
		Shares	Market Value• ($000)
	Citizens & Northern Corp.	85,555	1,922
	KKR Real Estate Finance Trust Inc.	273,767	1,903
*	Bridgewater Bancshares Inc.	103,607	1,894
*	First Foundation Inc.	315,083	1,850
*	Greenlight Capital Re Ltd. Class A	129,383	1,836
	Northpointe Bancshares Inc.	101,446	1,832
	Abacus Global Management Inc.	200,425	1,830
	West BanCorp. Inc.	75,102	1,829
	Bank of Marin Bancorp	73,170	1,821
	RBB Bancorp	80,632	1,734
	Capital Bancorp Inc.	58,126	1,709
	First Bank	106,677	1,698
	Colony Bankcorp Inc.	83,789	1,662
	Bankwell Financial Group Inc.	35,077	1,638
	Investors Title Co.	7,071	1,633
	Plumas Bancorp	32,288	1,624
	Farmers & Merchants Bancorp Inc.	62,748	1,623
*	Ponce Financial Group Inc.	97,760	1,589
	HBT Financial Inc.	56,878	1,533
	BayCom Corp.	50,836	1,495
	MVB Financial Corp.	55,277	1,492
*	MBIA Inc.	226,068	1,481
	Northeast Community Bancorp Inc.	61,146	1,480
	First Bancorp Inc. (XNGS)	53,424	1,477
	Donegal Group Inc. Class A	83,496	1,471
	Regional Management Corp.	44,754	1,424
	Norwood Financial Corp.	48,952	1,423
	Timberland Bancorp Inc.	37,026	1,410
	American Coastal Insurance Corp.	121,516	1,384
	Primis Financial Corp.	104,311	1,378
*	Onity Group Inc.	32,806	1,375
	Parke Bancorp Inc.	49,086	1,368
	NewtekOne Inc.	111,306	1,367
	Blue Ridge Bankshares Inc.	334,942	1,360
	Ready Capital Corp.	733,244	1,357
	Citizens Financial Services Inc.	22,420	1,347
*	GBank Financial Holdings Inc.	44,524	1,345
	Waterstone Financial Inc.	75,471	1,344
	Ares Commercial Real Estate Corp.	261,063	1,311
	Investar Holding Corp.	45,536	1,285
*	Kingsway Financial Services Inc.	104,868	1,284
	James River Group Holdings Inc.	181,954	1,274
	FS Bancorp Inc.	31,996	1,264
	Middlefield Banc Corp.	36,300	1,222
*,1	Citizens Inc.	224,915	1,219
	OppFi Inc.	132,826	1,219
	PCB Bancorp	54,177	1,211
	John Marshall Bancorp Inc.	62,868	1,207
	Ames National Corp.	43,938	1,187
	FVCBankcorp Inc.	76,230	1,177
*	Blue Foundry Bancorp	88,714	1,169
	National Bankshares Inc.	30,925	1,161
*	FB Bancorp Inc.	87,963	1,158
	Western New England Bancorp Inc.	89,555	1,151
	TPG Mortgage Investment Trust Inc.	142,309	1,151
	Chemung Financial Corp.	20,663	1,147
	LCNB Corp.	66,457	1,129
	C&F Financial Corp.	15,122	1,101
	USCB Financial Holdings Inc.	57,732	1,093
*	Octave Specialty Group Inc.	203,898	1,091
*	Claros Mortgage Trust Inc.	456,126	1,090
	Chicago Atlantic Real Estate Finance Inc.	89,717	1,090
	Oak Valley Bancorp	33,776	1,081
	Franklin Financial Services Corp.	20,714	1,066
	First Community Corp.	36,786	1,060
	First United Corp.	29,681	1,053
*	Velocity Financial Inc.	56,619	1,053
*	Oportun Financial Corp.	200,015	1,036
*	First Western Financial Inc.	40,839	1,033
	Fidelity D&D Bancorp Inc.	23,440	1,028
12

Russell 2000 Index Fund
		Shares	Market Value• ($000)
	First National Corp.	38,531	1,023
	Hawthorn Bancshares Inc.	28,679	946
*	AlTi Global Inc.	213,501	946
	Seven Hills Realty Trust	109,237	935
	Linkbancorp Inc.	106,254	919
	Kingstone Cos. Inc.	55,701	918
*	loanDepot Inc. Class A	440,886	913
*,1	Better Home & Finance Holding Co.	27,675	911
	Virginia National Bankshares Corp.	23,470	909
	Meridian Corp.	45,688	888
*	Commercial Bancgroup Inc.	34,083	887
	Princeton Bancorp Inc.	25,978	882
	Crawford & Co. Class A	80,556	867
	Bank7 Corp.	21,040	856
	First Capital Inc.	16,096	818
	Citizens Community Bancorp Inc.	46,760	814
	Medallion Financial Corp.	80,224	809
*	American Integrity Insurance Group Inc.	39,541	805
	Jefferson Capital Inc.	39,024	805
	Ohio Valley Banc Corp.	18,729	798
	Peoples Bancorp of North Carolina Inc.	20,885	798
	Eagle Bancorp Montana Inc.	36,502	792
	NexPoint Diversified Real Estate Trust	177,560	790
	Eagle Financial Services Inc.	22,685	787
	CB Financial Services Inc.	22,451	782
	First Internet Bancorp	38,440	780
*	Pioneer Bancorp Inc.	54,977	776
	OP Bancorp	58,104	776
*	Finwise Bancorp	45,924	773
	MainStreet Bancshares Inc.	34,692	770
	Greene County Bancorp Inc.	34,586	763
*	BV Financial Inc.	40,099	749
*	Security National Financial Corp. Class A	80,166	726
	United Security Bancshares	68,343	710
*	Ategrity Specialty Holdings LLC	31,896	706
	CF Bankshares Inc.	23,162	700
*,1	Bakkt Inc.	70,738	676
*	Open Lending Corp.	499,145	664
	CoastalSouth Bancshares Inc.	26,996	663
	Landmark Bancorp Inc.	23,515	652
*	ECB Bancorp Inc.	37,018	636
	Finward Bancorp	16,937	633
	Westwood Holdings Group Inc.	36,742	616
	BCB Bancorp Inc.	76,644	613
	SR Bancorp Inc.	36,478	604
*	Selectquote Inc.	693,080	596
	SB Financial Group Inc.	28,284	587
	Angel Oak Mortgage REIT Inc.	67,932	583
*	ACRES Commercial Realty Corp.	30,398	563
	Richmond Mutual BanCorp. Inc.	40,838	551
	Nexpoint Real Estate Finance Inc.	37,798	548
*	Strive Inc. Class A	68,606	545
	Riverview Bancorp Inc.	100,910	540
	Silvercrest Asset Management Group Inc. Class A	34,057	518
	Rithm Property Trust Inc.	34,626	504
*	Finance of America Cos. Inc. Class A	25,088	485
	Sunrise Realty Trust Inc.	50,271	471
	Hanover Bancorp Inc.	22,539	466
*	NI Holdings Inc.	33,882	450
	Sound Financial Bancorp Inc.	10,597	450
*	Patriot National Bancorp Inc.	338,939	424
	Union Bankshares Inc.	18,022	419
*	Avidbank Holdings Inc.	14,484	418
*,1	Innventure Inc.	134,483	382
*	Consumer Portfolio Services Inc.	47,078	381
*	Chain Bridge Bancorp Inc. Class A	10,816	373
*	Rhinebeck Bancorp Inc.	22,184	355
	Lument Finance Trust Inc.	226,819	313
	SWK Holdings Corp.	15,151	249
*,1	Prairie Operating Co.	140,901	249
13

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*	Kestrel Group Ltd.	13,293	205
*	eHealth Inc.	142,118	185
	Value Line Inc.	3,901	143
	MarketWise Inc.	9,668	136
*	Siebert Financial Corp.	69,227	132
*	Ethos Technologies Inc. Class A	7,922	98
*	GoHealth Inc. Class A	46,227	63
*,1	Bitgo Holdings Inc. Class A	5,930	58
*	Fold Holdings Inc.	30,397	45
*,2	Sterling Bancorp Inc.	99,637	—
			2,451,949
Health Care (17.1%)
	Ensign Group Inc.	278,437	59,633
*	Guardant Health Inc.	602,065	56,534
*	Bridgebio Pharma Inc.	786,269	52,271
*	Arrowhead Pharmaceuticals Inc.	657,446	41,597
*	Praxis Precision Medicines Inc.	121,782	41,010
*	Madrigal Pharmaceuticals Inc.	92,156	39,811
*	Vaxcyte Inc.	615,571	38,005
*	Cytokinetics Inc.	578,745	36,010
*	Krystal Biotech Inc.	122,827	33,856
*	Glaukos Corp.	277,025	33,354
*	Axsome Therapeutics Inc.	203,265	33,313
*	HealthEquity Inc.	422,937	32,350
*	Cogent Biosciences Inc.	688,664	26,755
*	Protagonist Therapeutics Inc.	288,382	26,554
*	PTC Therapeutics Inc.	385,041	26,256
*,1	CRISPR Therapeutics AG	431,846	25,971
*	Option Care Health Inc.	791,558	25,694
*	Kymera Therapeutics Inc.	279,497	25,532
*	Nuvalent Inc. Class A	248,007	25,284
*	Lantheus Holdings Inc.	332,083	24,876
*	Rhythm Pharmaceuticals Inc.	262,242	24,318
*	Alkermes plc	803,803	24,194
*	TransMedics Group Inc.	166,411	24,173
*	RadNet Inc.	338,379	23,622
*	BrightSpring Health Services Inc.	551,457	22,847
*	Merit Medical Systems Inc.	289,787	22,366
*	TG Therapeutics Inc.	719,531	21,651
*	Amicus Therapeutics Inc.	1,475,812	21,207
*	IRhythm Holdings Inc.	158,010	21,134
*	Crinetics Pharmaceuticals Inc.	484,441	19,911
*	Indivior Pharmaceuticals Inc.	600,981	19,664
*	Arcellx Inc.	169,654	19,305
*	LivaNova plc	270,147	19,072
*	Ligand Pharmaceuticals Inc.	96,062	19,050
*	Mirum Pharmaceuticals Inc.	203,127	18,747
*	Scholar Rock Holding Corp.	407,574	18,043
*	ICU Medical Inc.	119,799	18,039
*	Terns Pharmaceuticals Inc.	424,846	17,895
*	ADMA Biologics Inc.	1,148,559	17,883
*	Celcuity Inc.	159,390	17,805
*	Brookdale Senior Living Inc.	1,152,607	17,635
*	Prestige Consumer Healthcare Inc.	245,173	16,991
*	CG oncology Inc.	276,818	16,277
*	Xenon Pharmaceuticals Inc.	376,461	16,274
*	Alignment Healthcare Inc.	840,540	16,155
*	ACADIA Pharmaceuticals Inc.	616,555	15,143
*	Haemonetics Corp.	238,854	15,124
*	Integer Holdings Corp.	170,829	14,807
*,1	Hims & Hers Health Inc.	1,016,242	14,756
*	Arcutis Biotherapeutics Inc.	545,268	14,706
*	Spyre Therapeutics Inc.	341,319	14,680
*	Tarsus Pharmaceuticals Inc.	194,040	14,654
*	Supernus Pharmaceuticals Inc.	267,265	14,627
*,1	ImmunityBio Inc.	1,462,079	14,299
*	Veracyte Inc.	388,328	14,209
*	Waystar Holding Corp.	545,921	14,003
*	Twist Bioscience Corp.	296,455	13,910
14

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*	Denali Therapeutics Inc.	656,108	13,896
	Concentra Group Holdings Parent Inc.	578,984	13,872
*	Privia Health Group Inc.	576,600	13,694
*	Beam Therapeutics Inc.	473,688	13,481
*	Apogee Therapeutics Inc.	190,783	13,355
*	Catalyst Pharmaceuticals Inc.	573,537	13,237
*	Ideaya Biosciences Inc.	397,877	12,812
*	10X Genomics Inc. Class A	547,199	12,613
*	Warby Parker Inc. Class A	486,865	12,177
*	Travere Therapeutics Inc.	408,708	12,175
*	Neogen Corp.	1,083,579	12,169
*	Adaptive Biotechnologies Corp.	740,315	11,860
*	Erasca Inc.	859,945	11,747
*	Viridian Therapeutics Inc.	395,826	11,629
*	Vera Therapeutics Inc.	275,360	11,232
	LeMaitre Vascular Inc.	103,385	11,184
*	Amneal Pharmaceuticals Inc.	745,426	10,294
	National HealthCare Corp.	62,935	10,290
*	Edgewise Therapeutics Inc.	334,296	10,176
*	Immunome Inc.	464,133	10,146
*	BioCryst Pharmaceuticals Inc.	1,158,626	10,138
*	Liquidia Corp.	318,143	9,869
*	Celldex Therapeutics Inc.	324,506	9,764
*	Immunovant Inc.	347,380	9,633
*	Dyne Therapeutics Inc.	613,184	9,578
*	Addus HomeCare Corp.	89,976	9,315
*	Omnicell Inc.	226,361	9,303
*	GRAIL Inc.	174,174	9,271
*	Syndax Pharmaceuticals Inc.	422,173	9,165
*	Soleno Therapeutics Inc.	231,306	9,037
*	Vericel Corp.	249,650	8,908
*	Pediatrix Medical Group Inc.	429,170	8,519
*	Tandem Diabetes Care Inc.	336,003	8,501
*	Harrow Inc.	156,349	8,471
*	Agios Pharmaceuticals Inc.	279,832	8,459
*	Aurinia Pharmaceuticals Inc.	591,370	8,380
*	Alumis Inc.	280,046	8,315
*	Ocular Therapeutix Inc.	921,753	8,240
*	Disc Medicine Inc.	123,594	8,234
*	Definium Therapeutics Inc.	466,300	8,137
*	Stoke Therapeutics Inc.	222,245	8,092
*	Artivion Inc.	208,726	8,036
*	WaVe Life Sciences Ltd.	573,486	7,989
	Select Medical Holdings Corp.	532,667	7,974
*	PACS Group Inc.	218,277	7,969
*	Arcus Biosciences Inc.	389,604	7,936
*	Nurix Therapeutics Inc.	496,553	7,930
*	Alphatec Holdings Inc.	582,053	7,928
*	UFP Technologies Inc.	37,265	7,847
*	Ardelyx Inc.	1,187,216	7,776
*	QuidelOrtho Corp.	335,955	7,640
*	Healthcare Services Group Inc.	349,095	7,600
*,1	Novavax Inc.	741,734	7,521
*	GeneDx Holdings Corp.	94,222	7,510
*	AtriCure Inc.	239,742	7,494
*	CorVel Corp.	144,280	7,442
*	Enovis Corp.	283,291	7,215
*	Innoviva Inc.	311,869	7,161
*	Relay Therapeutics Inc.	697,632	7,158
*	Olema Pharmaceuticals Inc.	294,995	7,139
	CONMED Corp.	154,392	7,102
*	Nuvation Bio Inc.	1,194,964	7,062
*	Intellia Therapeutics Inc.	509,790	7,025
*	Axogen Inc.	220,192	6,987
*,1	Recursion Pharmaceuticals Inc. Class A	1,884,843	6,917
*	Novocure Ltd.	503,492	6,883
*	Mineralys Therapeutics Inc.	231,764	6,781
*	Dianthus Therapeutics Inc.	121,221	6,690
*	Amylyx Pharmaceuticals Inc.	439,569	6,668
*	ANI Pharmaceuticals Inc.	90,068	6,656
15

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*	Progyny Inc.	372,124	6,583
*	Oruka Therapeutics Inc.	191,127	6,577
*	EyePoint Inc.	374,379	6,574
*	Collegium Pharmaceutical Inc.	155,626	6,485
*	NeoGenomics Inc.	639,126	6,283
	US Physical Therapy Inc.	74,714	6,198
*	Harmony Biosciences Holdings Inc.	216,682	6,184
*	PROCEPT BioRobotics Corp.	264,176	5,994
*	LifeStance Health Group Inc.	824,057	5,966
*	Surgery Partners Inc.	383,197	5,940
*,1	Iovance Biotherapeutics Inc.	1,523,907	5,882
*,1	Tango Therapeutics Inc.	526,852	5,869
*	Enliven Therapeutics Inc.	195,031	5,790
*	Zymeworks Inc.	246,923	5,751
*	Pennant Group Inc.	167,869	5,659
	Phibro Animal Health Corp. Class A	101,315	5,531
*	Azenta Inc.	202,195	5,455
*	Trevi Therapeutics Inc.	449,930	5,363
*	Biohaven Ltd.	464,588	5,352
*	Capricor Therapeutics Inc.	190,735	5,327
*	Corvus Pharmaceuticals Inc.	283,618	5,179
*	AnaptysBio Inc.	91,431	5,033
*	Taysha Gene Therapies Inc.	1,094,477	4,958
*	BioLife Solutions Inc.	203,652	4,928
*	STAAR Surgical Co.	247,338	4,922
*	MannKind Corp.	1,499,990	4,920
*	Pacira BioSciences Inc.	221,430	4,852
*	Fortrea Holdings Inc.	452,587	4,852
*	CareDx Inc.	258,254	4,845
*	Maze Therapeutics Inc.	106,257	4,844
*,1	Palvella Therapeutics Inc.	35,837	4,839
*	Xeris Biopharma Holdings Inc.	760,809	4,656
*	Teladoc Health Inc.	882,853	4,644
*	AdaptHealth Corp.	504,811	4,619
*	MBX Biosciences Inc.	141,110	4,593
*	Geron Corp. (XNGS)	2,706,412	4,547
*	Xencor Inc.	349,149	4,459
*	ORIC Pharmaceuticals Inc.	327,996	4,412
*	Kodiak Sciences Inc.	162,198	4,347
*	Arvinas Inc.	324,632	4,308
*	Tyra Biosciences Inc.	128,334	4,275
*	Clover Health Investments Corp.	2,026,162	4,235
*	Savara Inc.	701,728	4,224
	iRadimed Corp.	40,328	4,175
*	Castle Biosciences Inc.	140,851	4,165
*	Cullinan Therapeutics Inc.	267,616	4,148
*	Day One Biopharmaceuticals Inc.	388,862	4,122
*	Astrana Health Inc.	202,257	4,112
*	Monte Rosa Therapeutics Inc.	231,093	4,102
*	Rapport Therapeutics Inc.	141,060	4,095
*	Vir Biotechnology Inc.	441,891	4,017
*	UroGen Pharma Ltd.	182,917	3,969
*,1	Omeros Corp.	326,534	3,935
*	Esperion Therapeutics Inc.	1,159,551	3,885
*	Integra LifeSciences Holdings Corp.	332,415	3,783
*	AMN Healthcare Services Inc.	189,948	3,700
*	Butterfly Network Inc.	971,485	3,682
*	Compass Therapeutics Inc.	648,566	3,664
*	Amphastar Pharmaceuticals Inc.	180,006	3,642
*	Arbutus Biopharma Corp.	750,938	3,499
*	Phreesia Inc.	283,697	3,498
*	Kura Oncology Inc.	399,963	3,492
*,1	Sana Biotechnology Inc.	819,147	3,449
*	Talkspace Inc.	715,132	3,447
*	Theravance Biopharma Inc.	187,588	3,423
	Jade Biosciences Inc.	229,493	3,403
*	Precigen Inc.	893,853	3,388
*,1	ArriVent Biopharma Inc.	146,365	3,362
*	Enhabit Inc.	245,868	3,346
*	Inhibrx Biosciences Inc.	44,966	3,333
16

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*	Tactile Systems Technology Inc.	109,497	3,207
*	Avanos Medical Inc.	222,436	3,136
*	KalVista Pharmaceuticals Inc.	190,237	3,097
*	Septerna Inc.	105,898	3,073
*	Rigel Pharmaceuticals Inc.	87,313	3,033
*,1	SELLAS Life Sciences Group Inc.	614,207	3,028
	Embecta Corp.	290,128	2,977
*	SI-BONE Inc.	190,976	2,964
*	Sionna Therapeutics Inc.	79,578	2,908
*	Janux Therapeutics Inc.	212,611	2,894
*	MiMedx Group Inc.	586,855	2,870
*	Annexon Inc.	496,171	2,779
*	Ironwood Pharmaceuticals Inc.	793,781	2,715
*,1	ARS Pharmaceuticals Inc.	292,544	2,715
*	Varex Imaging Corp.	203,495	2,680
*	Replimune Group Inc.	343,111	2,625
*,1	CorMedix Inc.	368,071	2,624
*	Bicara Therapeutics Inc.	156,105	2,619
*	BioAge Labs Inc.	117,536	2,618
*	Cytek Biosciences Inc.	582,991	2,612
*	Orthofix Medical Inc.	192,546	2,605
*	Aveanna Healthcare Holdings Inc.	345,040	2,540
	HealthStream Inc.	118,023	2,506
*	Phathom Pharmaceuticals Inc.	196,864	2,473
*	Ceribell Inc.	132,184	2,468
*	Zevra Therapeutics Inc.	276,190	2,466
*,1	Zenas Biopharma Inc.	93,562	2,465
*	Vanda Pharmaceuticals Inc.	276,440	2,463
*	OPKO Health Inc.	2,042,981	2,452
*	Beta Bionics Inc.	193,016	2,438
*	Cerus Corp.	916,871	2,347
*	Pacific Biosciences of California Inc.	1,369,279	2,300
*	LB Pharmaceuticals Inc.	95,518	2,293
*	Prime Medicine Inc.	494,279	2,284
*	Kestra Medical Technologies Ltd.	97,395	2,267
*,1	Personalis Inc.	248,064	2,247
*	Lexeo Therapeutics Inc.	312,061	2,241
*	HeartFlow Inc.	96,295	2,230
*	AngioDynamics Inc.	194,881	2,229
*	Community Health Systems Inc.	634,486	2,195
*	Eton Pharmaceuticals Inc.	127,081	2,159
*	Allogene Therapeutics Inc.	764,057	2,124
*	Emergent BioSolutions Inc.	258,621	2,108
*,1	Bright Minds Biosciences Inc.	25,048	2,100
*	Rocket Pharmaceuticals Inc.	418,885	2,099
*	REGENXBIO Inc.	231,992	2,097
*	Myriad Genetics Inc.	450,353	2,076
*	Aquestive Therapeutics Inc.	518,651	2,075
*	Keros Therapeutics Inc.	144,854	2,055
*	Bioventus Inc. Class A	228,711	2,008
*	Maravai LifeSciences Holdings Inc. Class A	542,668	1,932
*	Enanta Pharmaceuticals Inc.	134,819	1,928
*	4D Molecular Therapeutics Inc.	199,264	1,925
*	Evolent Health Inc. Class A	582,861	1,894
*	Prothena Corp. plc	218,450	1,894
*	Altimmune Inc.	438,830	1,891
*,1	Nutex Health Inc.	17,046	1,883
*,1	Absci Corp.	677,020	1,855
*	NeuroPace Inc.	126,362	1,842
*,1	Anavex Life Sciences Corp.	415,027	1,839
*	Solid Biosciences Inc.	291,774	1,812
*	Fulcrum Therapeutics Inc.	213,038	1,785
*,1	ADC Therapeutics SA	426,552	1,749
*	MeiraGTx Holdings plc	223,433	1,689
*	Entrada Therapeutics Inc.	141,265	1,685
*	Standard BioTools Inc.	1,486,461	1,680
*	Atea Pharmaceuticals Inc.	352,467	1,650
*,1	Pulse Biosciences Inc.	87,977	1,648
*	Akebia Therapeutics Inc.	1,251,224	1,639
*	ClearPoint Neuro Inc.	130,175	1,636
17

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*	OrthoPediatrics Corp.	83,616	1,603
*	Perspective Therapeutics Inc.	294,859	1,592
*	Fulgent Genetics Inc.	102,597	1,573
*	Verastem Inc.	264,046	1,510
*	Viemed Healthcare Inc.	169,988	1,479
*	Aldeyra Therapeutics Inc.	267,881	1,463
*,1	MapLight Therapeutics Inc.	83,448	1,441
*	Quanterix Corp.	217,838	1,427
*	Ginkgo Bioworks Holdings Inc.	205,208	1,385
*,1	Diamedica Therapeutics Inc.	167,955	1,335
*	Niagen Bioscience Inc.	261,748	1,322
	SIGA Technologies Inc.	204,024	1,320
*	Aclaris Therapeutics Inc.	455,917	1,309
*	Delcath Systems Inc.	147,015	1,308
*	RxSight Inc.	172,910	1,293
*	Rezolute Inc.	399,019	1,281
*	Aura Biosciences Inc.	216,953	1,278
*,1	Tectonic Therapeutic Inc.	54,438	1,277
*	Larimar Therapeutics Inc.	239,934	1,274
*	Upstream Bio Inc.	162,192	1,246
*,1	Monopar Therapeutics Inc.	22,600	1,239
*	Design Therapeutics Inc.	118,002	1,232
*	Puma Biotechnology Inc.	213,953	1,220
*	XOMA Royalty Corp.	46,868	1,197
*	Neurogene Inc.	48,504	1,139
*,1	Candel Therapeutics Inc.	216,362	1,136
*	Protara Therapeutics Inc.	175,279	1,115
*	Abeona Therapeutics Inc.	215,979	1,106
*	OraSure Technologies Inc.	350,167	1,103
*	Evolus Inc.	256,275	1,102
*	Anteris Technologies Global Corp.	167,822	1,093
*	Organogenesis Holdings Inc.	339,485	1,090
*,1	LENZ Therapeutics Inc.	79,819	1,077
*	Ardent Health Inc.	114,659	1,077
*	Sight Sciences Inc.	206,545	1,066
*	Arcturus Therapeutics Holdings Inc.	125,213	1,031
*	Protalix BioTherapeutics Inc.	356,413	1,026
*	KORU Medical Systems Inc.	213,279	1,017
	Utah Medical Products Inc.	15,017	1,000
*	Lifecore Biomedical Inc.	137,845	993
*	Editas Medicine Inc.	447,437	984
*	Fennec Pharmaceuticals Inc.	115,659	982
*	Sonida Senior Living Inc.	27,193	976
*	Oncology Institute Inc.	336,838	973
*	Alector Inc.	396,268	963
*	TruBridge Inc.	49,372	952
*	Voyager Therapeutics Inc.	232,075	952
*	Foghorn Therapeutics Inc.	164,353	934
*	908 Devices Inc.	135,220	933
*	Heron Therapeutics Inc.	759,201	903
*	Accendra Health Inc.	372,213	901
*	agilon health Inc.	1,521,135	896
*	Innovage Holding Corp.	99,900	895
*	OmniAb Inc.	520,348	895
*	SANUWAVE Health Inc.	36,646	891
*	Anika Therapeutics Inc.	61,554	884
*,1	Coherus Oncology Inc.	524,062	875
*,1	Greenwich Lifesciences Inc.	30,826	855
*,1	Humacyte Inc.	765,860	854
*	Atrium Therapeutics Inc.	57,344	846
*,1	MediWound Ltd.	48,071	832
*,1	Tonix Pharmaceuticals Holding Corp.	57,359	801
*	Benitec Biopharma Inc.	73,420	800
*	Fate Therapeutics Inc.	536,798	794
*	Electromed Inc.	33,442	793
	National Research Corp.	58,617	786
*,1	Aardvark Therapeutics Inc.	62,848	785
*	TriSalus Life Sciences Inc.	150,102	760
*,1	Nano-X Imaging Ltd.	316,198	749
	Acme United Corp.	16,606	747
18

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*	Quantum-Si Inc.	777,303	743
*	Eledon Pharmaceuticals Inc.	277,037	726
*	Inogen Inc.	117,318	716
*	Nuvectis Pharma Inc.	76,385	677
*	CVRx Inc.	79,378	648
*	Stereotaxis Inc.	298,839	646
*	Lucid Diagnostics Inc.	446,045	642
*	Joint Corp.	69,802	614
*,1	Inhibikase Therapeutics Inc.	299,209	613
*,1	Cardiff Oncology Inc.	306,549	595
*	OptimizeRx Corp.	78,149	592
*	Journey Medical Corp.	71,094	581
*	LENSAR Inc.	47,631	570
*	Nkarta Inc.	210,085	567
*	Omada Health Inc.	45,871	563
*	Health Catalyst Inc.	333,632	541
*	LifeMD Inc.	193,322	516
*	Claritev Corp.	37,443	504
*,1	Carlsmed Inc.	33,613	490
*,1	Gyre Therapeutics Inc.	58,460	482
*	Pro-Dex Inc.	10,475	464
*	RCM Technologies Inc.	24,286	459
*,1	aTyr Pharma Inc.	475,772	457
*	Codexis Inc.	439,920	444
*	Treace Medical Concepts Inc.	235,607	438
*	MaxCyte Inc.	498,608	405
*	Gossamer Bio Inc.	950,593	404
*	Korro Bio Inc.	32,686	396
*,1	Cartesian Therapeutics Inc. (XNMS)	52,071	395
*	DocGo Inc.	445,754	320
*	Shoulder Innovations Inc.	23,309	316
*	Sanara Medtech Inc.	15,091	308
*	Biote Corp. Class A	144,458	306
*,1	Avita Medical Inc.	60,617	305
*	Pulmonx Corp.	191,288	302
*	Accuray Inc.	490,676	283
*	Outset Medical Inc.	80,980	283
*	Lumexa Imaging Holdings Inc.	19,490	276
*,1	TuHURA Biosciences Inc.	163,006	272
*	Neuronetics Inc.	195,364	262
*,1	Evommune Inc.	9,757	254
*	SBC Medical Group Holdings Inc.	55,265	213
*	Definitive Healthcare Corp.	149,086	191
*	VeraDermics Inc.	3,959	182
*	Actuate Therapeutics Inc.	46,555	174
*	Eikon Therapeutics Inc.	11,872	164
*,1	CapsoVision Inc.	27,820	153
*	Alpha Teknova Inc.	53,564	138
*	Myomo Inc.	173,331	134
*,1	Inmune Bio Inc.	100,022	129
*,1	AirSculpt Technologies Inc.	81,650	129
*	Tvardi Therapeutics Inc.	26,363	105
*	SpyGlass Pharma Inc.	3,259	91
*,2	Inhibrx Inc. CVR	129,632	84
*,1	Atlantic International Corp.	26,320	83
*	Aktis Oncology Inc.	3,954	80
*,1	Tevogen Bio Holdings Inc.	201,488	53
*,1,2	Tobira Therapeutics Inc. CVR	6,227	28
*,1	Picard Medical Inc.	24,299	26
*,2	Third Harmonic Bio Inc.	120,158	4
*,2	Metsera Inc. CVR	690	3
*,2	Flexion Therape CVR	111	—
*,2	OmniAb Inc. 12.5 Earnout	14,203	—
*,2	OmniAb Inc. 15 Earnout	14,203	—
*,2	Chinook Therapeutics Inc. CVR	704	—
*,2	Cartesian Therapeutics Inc. CVR	372	—
*,2	iTeos Therapeutics Inc. CVR	286	—
			2,603,281
19

Russell 2000 Index Fund
		Shares	Market Value• ($000)
Industrials (19.7%)
*	Bloom Energy Corp. Class A	1,083,763	168,709
*	Kratos Defense & Security Solutions Inc.	861,605	74,253
*	Sterling Infrastructure Inc.	147,889	63,316
*	Modine Manufacturing Co.	259,786	59,036
*	Dycom Industries Inc.	138,951	58,362
*	SPX Technologies Inc.	239,049	54,250
*	AeroVironment Inc.	187,489	47,294
	Moog Inc. Class A	139,452	47,055
*	Chart Industries Inc.	224,218	46,480
	Watts Water Technologies Inc. Class A	136,152	44,759
*	Fluor Corp.	798,276	41,758
	Primoris Services Corp.	268,237	40,429
	JBT Marel Corp.	258,950	39,878
	Terex Corp.	555,538	38,215
	Zurn Elkay Water Solutions Corp.	745,131	37,987
	Installed Building Products Inc.	114,973	37,684
	ESCO Technologies Inc.	128,862	35,732
	Federal Signal Corp.	297,762	34,668
	GATX Corp.	177,978	32,778
*	Construction Partners Inc. Class A	232,634	31,259
	EnerSys	185,044	30,745
	VSE Corp.	133,330	30,275
	Argan Inc.	66,556	30,033
	Granite Construction Inc.	216,986	29,176
*	Planet Labs PBC	1,180,521	28,498
	Belden Inc.	194,097	27,814
	Enpro Inc.	104,772	27,099
	Matson Inc.	155,834	25,889
	Arcosa Inc.	240,723	25,873
*	Joby Aviation Inc.	2,555,157	25,705
*	Mirion Technologies Inc.	1,188,413	25,682
*	Knife River Corp.	283,476	25,224
	Powell Industries Inc.	47,323	24,778
*	Resideo Technologies Inc.	640,133	24,773
	Brink's Co.	208,669	24,366
	CSW Industrials Inc.	80,764	23,771
	Mueller Water Products Inc. Class A	773,171	23,141
*	Mercury Systems Inc.	257,981	22,968
*	Vicor Corp.	113,971	22,954
*	OSI Systems Inc.	80,335	22,912
*	AAR Corp.	193,959	22,726
	Herc Holdings Inc.	161,967	22,641
	Badger Meter Inc.	147,090	22,421
*	Archer Aviation Inc. Class A	3,127,044	22,265
*	IES Holdings Inc.	44,788	22,186
	Maximus Inc.	280,543	21,212
*	Itron Inc.	225,192	21,157
*	StoneCo. Ltd. Class A	1,244,921	20,915
*	MYR Group Inc.	76,426	20,632
*	ACI Worldwide Inc.	512,940	20,353
	AZZ Inc.	147,175	20,013
	Patrick Industries Inc.	161,053	19,937
	Kadant Inc.	58,393	19,805
	Franklin Electric Co. Inc.	192,327	19,160
	Exponent Inc.	251,959	18,338
	HB Fuller Co.	271,075	17,815
	Scorpio Tankers Inc.	223,755	17,695
	UniFirst Corp.	72,571	17,041
	Tutor Perini Corp.	220,683	16,633
	Korn Ferry	259,885	16,287
	Otter Tail Corp.	191,025	16,256
	Griffon Corp.	190,188	16,212
*	NCR Atleos Corp.	363,026	16,075
	Standex International Corp.	59,583	15,611
	Boise Cascade Co.	186,997	15,472
	Kennametal Inc.	377,397	15,202
	International Seaways Inc.	199,299	15,053
*	Remitly Global Inc.	837,135	13,980
	Trinity Industries Inc.	398,503	13,621
20

Russell 2000 Index Fund
		Shares	Market Value• ($000)
	McGrath RentCorp.	121,644	13,496
	ABM Industries Inc.	301,921	13,435
*	Verra Mobility Corp.	791,702	13,229
	DHT Holdings Inc.	670,349	13,065
*	RXO Inc.	805,724	12,859
	Hub Group Inc. Class A	296,104	12,753
*	Astronics Corp.	152,056	12,259
*	Centuri Holdings Inc.	388,221	12,035
*	Huron Consulting Group Inc.	84,483	11,946
	Bel Fuse Inc. Class B	51,461	11,821
	Helios Technologies Inc.	164,393	11,725
	ArcBest Corp.	113,053	11,606
	Alamo Group Inc.	51,250	10,943
	Atkore Inc.	166,831	10,796
	Enerpac Tool Group Corp.	263,269	10,741
*	Legence Corp. Class A	183,618	10,659
	Werner Enterprises Inc.	296,968	10,421
*	O-I Glass Inc.	761,810	10,208
*	GEO Group Inc.	670,624	10,086
	PagSeguro Digital Ltd. Class A	888,027	9,422
*	TIC Solutions Inc.	989,292	9,369
	Teekay Tankers Ltd. Class A	119,024	9,316
*	CoreCivic Inc.	523,622	9,258
*	Blue Bird Corp.	157,003	9,149
	Greif Inc. Class A	125,264	9,103
	EVERTEC Inc.	318,910	9,028
*,1	Intuitive Machines Inc.	542,171	8,935
*	DXP Enterprises Inc.	64,438	8,923
*	ASGN Inc.	206,498	8,859
*	CECO Environmental Corp.	146,100	8,832
*,1	Eos Energy Enterprises Inc.	1,529,975	8,713
	Pitney Bowes Inc.	799,538	8,579
	Greenbrier Cos. Inc.	149,851	8,455
*	Ducommun Inc.	68,398	8,453
	Albany International Corp. Class A	146,288	8,433
*	Thermon Group Holdings Inc.	162,898	8,272
*	Upwork Inc.	609,691	8,182
*	Hillman Solutions Corp.	981,669	8,050
*	V2X Inc.	114,482	7,985
	Napco Security Technologies Inc.	171,108	7,975
	ICF International Inc.	91,026	7,567
*	Proto Labs Inc.	117,928	7,321
	Lindsay Corp.	54,002	7,274
*	Flywire Corp.	581,140	7,154
	Astec Industries Inc.	113,386	7,040
*	CBIZ Inc.	244,833	7,012
*	Marqeta Inc. Class A	1,810,219	6,951
	Dorian LPG Ltd.	184,175	6,813
*	Gibraltar Industries Inc.	147,919	6,727
	Gorman-Rupp Co.	103,972	6,678
	SFL Corp. Ltd.	600,954	6,616
[1]	GPGI Inc. Class A	284,452	6,386
*	Masterbrand Inc.	629,543	6,371
*	Donnelley Financial Solutions Inc.	126,639	6,302
*	Cimpress plc	86,162	6,294
	Cadre Holdings Inc.	141,135	6,265
*	Willdan Group Inc.	69,644	6,208
	TriMas Corp.	158,263	6,185
	United States Lime & Minerals Inc.	53,659	6,126
	Tecnoglass Inc.	134,379	6,122
	Deluxe Corp.	219,175	6,082
*	Payoneer Global Inc.	1,379,532	5,960
*,1	Sezzle Inc.	80,612	5,881
*	Amprius Technologies Inc.	546,921	5,868
	Nordic American Tankers Ltd.	1,015,923	5,821
	TriNet Group Inc.	148,317	5,648
*	Great Lakes Dredge & Dock Corp.	329,770	5,590
	Tennant Co.	91,464	5,582
	CRA International Inc.	31,687	5,471
	Douglas Dynamics Inc.	112,353	5,159
21

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*	BrightView Holdings Inc.	356,210	4,912
*	Alliance Laundry Holdings Inc.	216,819	4,863
*	Limbach Holdings Inc.	52,559	4,805
*	Montrose Environmental Group Inc.	163,902	4,789
	Allient Inc.	71,398	4,701
	Quanex Building Products Corp.	228,504	4,691
*	Janus International Group Inc.	672,160	4,678
*	First Advantage Corp.	393,000	4,523
*	Vestis Corp.	571,943	4,501
*	Legalzoom.com Inc.	632,015	4,443
*,1	Enovix Corp.	836,174	4,407
*,1	FLEX LNG Ltd.	155,014	4,235
*	Graham Corp.	51,549	4,187
	Apogee Enterprises Inc.	104,968	4,180
	Myers Industries Inc.	183,941	4,115
*,1	PureCycle Technologies Inc.	643,612	4,061
*	Evolv Technologies Holdings Inc.	757,963	4,017
	Insperity Inc.	178,872	3,973
	Marten Transport Ltd.	289,095	3,929
	Costamare Inc.	219,487	3,856
	Genco Shipping & Trading Ltd.	156,891	3,773
*	American Woodmark Corp.	71,172	3,566
*	Transcat Inc.	45,487	3,547
*	Resolute Holdings Management Inc.	21,040	3,546
*	Power Solutions International Inc.	42,366	3,538
	Insteel Industries Inc.	92,662	3,454
	Barrett Business Services Inc.	123,497	3,430
	Teekay Corp. Ltd.	263,977	3,418
	National Presto Industries Inc.	25,743	3,397
	Ardagh Metal Packaging SA	691,577	3,354
*,1	Redwire Corp.	363,224	3,294
	Navigator Holdings Ltd.	156,517	3,290
	Preformed Line Products Co.	12,726	3,228
	FTAI Infrastructure Inc.	543,509	3,155
*	Green Dot Corp. Class A	265,977	3,075
	LSI Industries Inc.	134,806	2,914
*,1	BlackSky Technology Inc.	154,214	2,907
*	Cantaloupe Inc.	275,821	2,880
	Willis Lease Finance Corp.	13,927	2,837
*	Pagaya Technologies Ltd. Class A	253,296	2,834
	Ardmore Shipping Corp.	171,098	2,803
*	Vishay Precision Group Inc.	59,330	2,733
*	Forward Air Corp.	106,391	2,691
*	Energy Recovery Inc.	256,611	2,676
	Columbus McKinnon Corp.	140,420	2,665
	Aebi Schmidt Holding AG	184,668	2,663
	Cass Information Systems Inc.	58,924	2,615
*	I3 Verticals Inc. Class A	116,611	2,610
*	Orion Group Holdings Inc.	187,016	2,568
	Ennis Inc.	121,163	2,558
*	Manitowoc Co. Inc.	171,319	2,527
	Mesa Laboratories Inc.	26,120	2,522
*	BlueLinx Holdings Inc.	38,039	2,508
	Kforce Inc.	88,921	2,403
	Heartland Express Inc.	217,588	2,400
	Park Aerospace Corp.	90,537	2,392
*	Titan International Inc.	241,302	2,348
*	Bowman Consulting Group Ltd.	69,703	2,338
	Miller Industries Inc.	54,989	2,311
	Covenant Logistics Group Inc.	75,418	2,220
*	Microvast Holdings Inc.	986,580	2,210
*	Titan America SA	120,280	2,179
*	International Money Express Inc.	136,164	2,149
	Hyster-Yale Inc.	58,244	2,145
*	Custom Truck One Source Inc.	298,870	2,140
*,1	Firefly Aerospace Inc.	106,647	2,055
*	Titan Machinery Inc.	104,804	2,043
*	CryoPort Inc.	242,400	2,041
*,1	Himalaya Shipping Ltd.	138,586	2,039
	Greif Inc. Class B	23,239	2,031
22

Russell 2000 Index Fund
		Shares	Market Value• ($000)
	Wabash National Corp.	195,102	1,980
*,1	Richtech Robotics Inc. Class B	759,763	1,892
	Alight Inc. Class A	2,139,659	1,882
*	Voyager Technologies Inc. Class A	68,941	1,840
*	Lightbridge Corp.	133,009	1,720
	Bel Fuse Inc. Class A	8,060	1,708
	Luxfer Holdings plc	132,668	1,707
	Safe Bulkers Inc.	255,005	1,673
*	Frequency Electronics Inc.	32,542	1,634
*	L B Foster Co. Class A	49,894	1,533
	Kelly Services Inc. Class A	152,414	1,480
*	Distribution Solutions Group Inc.	48,658	1,455
*	Strata Critical Medical Inc.	339,334	1,452
*	IBEX Holdings Ltd.	49,567	1,432
*	Eve Holding Inc.	473,542	1,421
*	Atlanticus Holdings Corp.	26,412	1,382
	Pangaea Logistics Solutions Ltd.	147,160	1,376
*	Mayville Engineering Co. Inc.	65,087	1,367
*	Hudson Technologies Inc.	190,427	1,354
*	Cross Country Healthcare Inc.	154,415	1,343
*	Radiant Logistics Inc.	178,994	1,328
*	Hyliion Holdings Corp.	611,918	1,254
*,1	Satellogic Inc. Class A	414,627	1,244
	Park-Ohio Holdings Corp.	48,299	1,243
*	AerSale Corp.	158,778	1,238
*	Target Hospitality Corp.	158,604	1,236
*,1	Spire Global Inc.	135,522	1,199
*	Ranpak Holdings Corp.	233,651	1,196
*	3D Systems Corp.	616,406	1,190
*	Byrna Technologies Inc.	89,576	1,145
*,1	TSS Inc.	103,818	1,072
*,1	Palladyne AI Corp.	149,760	1,053
*	Conduent Inc.	719,993	1,051
	Karat Packaging Inc.	42,314	1,043
*	Aspen Aerogels Inc.	327,452	1,022
*	Paysafe Ltd.	160,330	1,004
	Quad / Graphics Inc.	142,846	987
*	Mistras Group Inc.	61,585	941
*	Repay Holdings Corp.	332,705	925
*,1	Sky Harbour Group Corp.	105,200	924
*	Proficient Auto Logistics Inc.	119,614	905
	Information Services Group Inc.	173,839	836
*	Costamare Bulkers Holdings Ltd.	43,408	828
*	JELD-WEN Holding Inc.	419,928	823
*	Gencor Industries Inc.	51,066	798
*	M-Tron Industries Inc.	12,098	766
*	Priority Technology Holdings Inc.	135,570	752
*	Concrete Pumping Holdings Inc.	108,428	731
*	Core Molding Technologies Inc.	40,019	730
*	Acacia Research Corp.	168,731	707
*	Franklin Covey Co.	53,540	697
*	SKYX Platforms Corp.	353,513	682
	Alta Equipment Group Inc.	96,854	668
	Kronos Worldwide Inc.	107,868	627
*	Paysign Inc.	171,711	610
*	TrueBlue Inc.	141,342	598
*	Forgent Power Solutions Inc.	17,265	594
	Resources Connection Inc.	153,988	579
*	ZipRecruiter Inc. Class A	309,133	560
	Universal Logistics Holdings Inc.	33,393	555
	Eastern Co.	28,403	527
*	Smith-Midland Corp.	13,444	516
	EVI Industries Inc.	24,990	486
*	AIRO Group Holdings Inc.	39,713	389
*	AirJoule Technologies Corp.	118,694	383
*	CPI Card Group Inc.	29,314	360
*	SoundThinking Inc.	47,314	345
*	Forrester Research Inc.	56,672	339
	HireQuest Inc.	27,277	318
*	Andersen Group Inc. Class A	11,697	271
23

Russell 2000 Index Fund
		Shares	Market Value• ($000)
	NL Industries Inc.	41,237	255
*	TTEC Holdings Inc.	99,748	249
*	Advantage Solutions Inc.	466,227	244
*	PAMT Corp.	23,164	233
*	EquipmentShare.com Inc. Class A	7,991	232
*	Beta Technologies Inc. Class A	7,800	147
*,1	Skillsoft Corp.	24,866	104
*,1	York Space Systems Inc.	3,445	88
*	Southland Holdings Inc.	61,651	69
[1]	Trinseo plc	168,903	39
*,1	Arrive AI Inc.	14,432	16
			2,988,608
Other (0.0%)[3]
*,2	Aduro Biotech Inc. CVR	17,431	3
*,2	GTX Inc. CVR	846	1
			4
Real Estate (5.7%)
	CareTrust REIT Inc.	1,114,331	45,264
	American Healthcare REIT Inc.	838,287	43,792
	Terreno Realty Corp.	506,979	33,491
	Essential Properties Realty Trust Inc.	984,893	33,427
*	Compass Inc. Class A	3,182,460	31,029
	Ryman Hospitality Properties Inc.	306,187	30,236
	Kite Realty Group Trust	1,078,237	28,088
	Macerich Co.	1,258,990	25,771
	Phillips Edison & Co. Inc.	625,891	24,585
	Sabra Health Care REIT Inc.	1,178,445	24,217
	HA Sustainable Infrastructure Capital Inc.	606,418	22,146
	Outfront Media Inc.	732,975	21,117
	Tanger Inc.	554,025	20,532
	Independence Realty Trust Inc.	1,192,520	19,760
	National Health Investors Inc.	232,959	19,585
	Broadstone Net Lease Inc.	940,127	18,229
	COPT Defense Properties	564,775	17,949
*	Cushman & Wakefield Ltd.	1,147,379	15,386
	LXP Industrial Trust	288,947	14,320
	Acadia Realty Trust	654,104	13,684
	St. Joe Co.	188,760	13,623
	Apple Hospitality REIT Inc.	1,109,846	13,607
	DigitalBridge Group Inc.	878,065	13,566
	Curbline Properties Corp.	482,483	13,418
	Urban Edge Properties	630,547	13,399
	Four Corners Property Trust Inc.	524,694	13,390
	SL Green Realty Corp.	356,167	13,125
	InvenTrust Properties Corp.	386,752	12,067
	Newmark Group Inc. Class A	733,614	10,652
	DiamondRock Hospitality Co.	1,021,870	10,260
	Global Net Lease Inc.	982,274	9,253
	LTC Properties Inc.	225,466	8,946
	Getty Realty Corp.	267,784	8,789
[1]	NETSTREIT Corp.	416,680	8,654
	Sunstone Hotel Investors Inc.	901,658	8,367
	Douglas Emmett Inc.	802,803	7,940
	Alexander & Baldwin Inc.	361,713	7,520
	Pebblebrook Hotel Trust	582,748	7,477
	Diversified Healthcare Trust	1,087,987	7,355
	Innovative Industrial Properties Inc.	137,645	7,290
	Xenia Hotels & Resorts Inc.	470,983	7,197
	Sila Realty Trust Inc.	275,738	7,095
	Veris Residential Inc.	374,060	7,051
	Kennedy-Wilson Holdings Inc.	599,511	6,523
	UMH Properties Inc.	397,979	6,001
	RLJ Lodging Trust	680,618	5,459
	Centerspace	83,498	5,252
	Smartstop Self Storage REIT Inc.	154,633	5,157
	American Assets Trust Inc.	257,841	5,033
	Easterly Government Properties Inc.	210,326	4,896
*	Piedmont Realty Trust Inc.	616,195	4,677
	JBG SMITH Properties	296,583	4,511
24

Russell 2000 Index Fund
		Shares	Market Value• ($000)
	Safehold Inc.	278,447	4,494
	Empire State Realty Trust Inc. Class A	694,157	4,082
	Peakstone Realty Trust REIT	182,485	3,807
	CBL & Associates Properties Inc.	90,645	3,425
	Whitestone REIT	224,047	3,403
	Marcus & Millichap Inc.	119,114	3,146
	NexPoint Residential Trust Inc.	111,597	3,146
	eXp World Holdings Inc.	436,678	3,044
	CTO Realty Growth Inc.	155,503	3,029
	Gladstone Commercial Corp.	229,759	2,870
	Universal Health Realty Income Trust	64,017	2,792
*	Forestar Group Inc.	96,005	2,757
	Brandywine Realty Trust	854,664	2,726
	Alexander's Inc.	10,695	2,509
	Farmland Partners Inc.	192,248	2,507
	Armada Hoffler Properties Inc.	397,098	2,482
	Postal Realty Trust Inc. Class A	116,004	2,405
	Summit Hotel Properties Inc.	528,448	2,383
	Community Healthcare Trust Inc.	135,869	2,322
	Chiron Real Estate Inc.	63,448	2,197
	One Liberty Properties Inc.	91,044	2,139
	Gladstone Land Corp.	169,071	2,076
	Saul Centers Inc.	60,842	2,073
*	Hudson Pacific Properties Inc.	264,025	1,912
*	Tejon Ranch Co.	104,490	1,840
	Chatham Lodging Trust	230,330	1,776
	Service Properties Trust	764,193	1,758
*	Real Brokerage Inc.	657,721	1,743
	FrontView REIT Inc.	102,519	1,699
	Industrial Logistics Properties Trust	264,525	1,550
	SITE Centers Corp.	248,200	1,529
*	FRP Holdings Inc.	57,853	1,385
	Alpine Income Property Trust Inc.	65,285	1,287
	RMR Group Inc. Class A	76,550	1,254
*	Stratus Properties Inc.	33,052	1,009
	NET Lease Office Properties	73,628	1,004
*	Seaport Entertainment Group Inc.	36,800	860
*	Douglas Elliman Inc.	361,838	825
	Braemar Hotels & Resorts Inc.	272,029	792
	BRT Apartments Corp.	53,397	783
	Modiv Industrial Inc.	46,141	716
*	RE / MAX Holdings Inc. Class A	90,298	568
*	Maui Land & Pineapple Co. Inc.	33,699	554
	Strawberry Fields REIT Inc.	37,840	484
*	Transcontinental Realty Investors Inc.	9,428	346
	Franklin Street Properties Corp.	392,922	323
	Clipper Realty Inc.	68,410	211
*	Mobile Infrastructure Corp.	63,266	192
*	American Realty Investors Inc.	6,500	111
*,1	Logistic Properties of The Americas Class A	15,493	39
	Elme Communities	2,325	5
	Apartment Investment & Management Co. Class A	342	1
			872,528
Technology (11.6%)
*	Fabrinet	179,082	97,713
*	Credo Technology Group Holding Ltd.	760,471	85,378
*,1	IonQ Inc.	1,677,365	64,361
	Advanced Energy Industries Inc.	186,883	62,712
*	Rambus Inc.	534,888	53,307
*	TTM Technologies Inc.	507,434	52,895
*	SiTime Corp.	106,804	42,495
*	Sanmina Corp.	259,047	40,220
*	Semtech Corp.	432,134	38,987
*	FormFactor Inc.	386,110	38,179
*	Silicon Laboratories Inc.	161,600	33,052
*,1	Applied Digital Corp.	1,178,283	32,132
*	D-Wave Quantum Inc.	1,659,385	31,163
*	Rigetti Computing Inc.	1,583,609	27,586
*	Plexus Corp.	133,205	25,859
25

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*	Hut 8 Corp.	474,542	25,260
*	Cipher Digital Inc.	1,608,310	25,090
*,1	Core Scientific Inc.	1,438,615	24,413
*,1	Terawulf Inc.	1,503,544	24,387
*	Novanta Inc.	178,933	24,054
	Clear Secure Inc. Class A	427,971	20,817
*	DigitalOcean Holdings Inc.	338,937	19,001
*	Commvault Systems Inc.	221,647	18,858
	Kulicke & Soffa Industries Inc.	252,528	17,606
*	Qualys Inc.	181,130	16,749
*	Box Inc. Class A	696,336	16,399
*	Impinj Inc.	133,664	16,395
*,1	SoundHound AI Inc. Class A	1,858,482	15,983
*	Zeta Global Holdings Corp. Class A	934,056	15,832
*	Synaptics Inc.	192,682	15,696
*	Diodes Inc.	227,449	15,519
*	Workiva Inc.	249,129	15,341
*	Q2 Holdings Inc.	308,410	14,841
*	ACM Research Inc. Class A	250,393	13,942
*	Cleanspark Inc.	1,375,419	13,685
*	Ultra Clean Holdings Inc.	221,318	13,430
*	Varonis Systems Inc.	576,305	13,313
	Power Integrations Inc.	277,305	13,288
*	Fastly Inc. Class A	691,660	13,225
*	nLight Inc.	229,604	12,901
*	Axcelis Technologies Inc.	153,856	12,710
*	Cargurus Inc.	407,815	12,520
*	Ambarella Inc.	201,829	12,178
*	Insight Enterprises Inc.	144,866	12,105
*	Tenable Holdings Inc.	601,935	11,575
*	Alarm.com Holdings Inc.	235,995	11,292
	Vishay Intertechnology Inc.	600,401	11,240
	Adeia Inc.	538,762	11,147
	CSG Systems International Inc.	137,739	11,005
*	SPS Commerce Inc.	188,808	10,670
*	Photronics Inc.	282,771	10,584
	ePlus Inc.	130,756	10,547
	Benchmark Electronics Inc.	177,152	10,241
*	NetScout Systems Inc.	346,557	10,123
*	Diebold Nixdorf Inc.	122,536	9,803
*	Rogers Corp.	89,455	9,646
*	Magnite Inc.	693,826	9,450
*	Agilysys Inc.	128,274	9,258
*	Blackbaud Inc.	189,766	9,211
*	BlackLine Inc.	258,081	9,097
*	Veeco Instruments Inc.	294,351	8,995
*	Progress Software Corp.	212,262	8,890
*	Xometry Inc. Class A	215,441	8,836
*	LiveRamp Holdings Inc.	320,360	8,704
*,1	BigBear.ai Holdings Inc.	2,149,387	8,512
*,1	Quantum Computing Inc.	999,052	8,402
*	Braze Inc. Class A	422,905	8,031
*	Ichor Holdings Ltd.	168,483	8,011
*	AvePoint Inc.	728,284	7,851
*	Freshworks Inc. Class A	995,647	7,786
*	NextNav Inc.	469,869	7,560
	CTS Corp.	142,723	7,516
*	Navitas Semiconductor Corp.	792,549	7,133
*	MaxLinear Inc.	409,123	7,131
	A10 Networks Inc.	356,317	6,863
*	Cohu Inc.	226,621	6,844
*,2	Sapiens International Corp. NV	157,038	6,831
*	Innodata Inc.	152,332	6,729
*	Five9 Inc.	383,754	6,693
*	Yelp Inc.	299,997	6,687
*	Intapp Inc.	283,097	6,350
*	Alkami Technology Inc.	341,585	5,652
*	Ziff Davis Inc.	201,482	5,456
*	Penguin Solutions Inc.	258,003	5,361
*	Life360 Inc.	101,618	5,350
26

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*	PDF Solutions Inc.	158,280	5,347
*	Aehr Test Systems	141,179	5,284
*	NCR Voyix Corp.	689,395	5,267
*	Appian Corp. Class A	195,395	5,211
*	Ouster Inc.	270,795	5,132
*	Vertex Inc. Class A	347,769	5,036
*	C3.ai Inc. Class A	623,707	4,958
*	Daktronics Inc.	189,154	4,876
*	SkyWater Technology Inc.	150,567	4,436
*	ScanSource Inc.	108,351	3,985
*,1	Bitdeer Technologies Group Class A	488,763	3,763
*,1	indie Semiconductor Inc. Class A	972,299	3,559
*	Schrodinger Inc.	278,700	3,361
	PC Connection Inc.	54,901	3,346
*	Amplitude Inc. Class A	458,081	3,344
*	PAR Technology Corp.	198,831	3,259
*	Sprinklr Inc. Class A	557,965	3,247
*	Mitek Systems Inc.	220,679	3,218
*	PagerDuty Inc.	443,097	3,128
*,1	Serve Robotics Inc.	309,947	3,096
*	Asana Inc. Class A	429,783	3,051
*	Kimball Electronics Inc.	120,647	3,015
*	SEMrush Holdings Inc. Class A	253,780	3,000
*,1	Rumble Inc.	529,271	2,863
*	Yext Inc.	503,040	2,857
*	Consensus Cloud Solutions Inc.	93,582	2,815
*,1	Bit Digital Inc.	1,577,508	2,634
*	Alpha & Omega Semiconductor Ltd.	124,281	2,611
*	Arteris Inc.	150,506	2,557
*,1	Aeva Technologies Inc.	185,815	2,464
*	Red Violet Inc.	56,047	2,427
*	CEVA Inc.	116,128	2,422
*	NerdWallet Inc. Class A	212,466	2,305
*	EverQuote Inc. Class A	144,622	2,285
*	Grid Dynamics Holdings Inc.	331,034	2,234
*	Powerfleet Inc. NJ	616,557	2,201
*	Digital Turbine Inc.	537,619	2,183
*,1	Rezolve AI plc	889,407	2,072
*	Bandwidth Inc. Class A	137,243	2,034
	Shutterstock Inc.	120,946	2,032
	OneSpan Inc.	179,075	1,977
*	Rapid7 Inc.	316,936	1,971
*	Kopin Corp.	889,176	1,965
*	Nextdoor Holdings Inc.	1,081,224	1,892
*	Grindr Inc.	162,488	1,849
	Climb Global Solutions Inc.	19,168	1,815
*	Navan Inc. Class A	185,020	1,802
*	Ibotta Inc. Class A	69,379	1,732
	Hackett Group Inc.	124,786	1,705
*	Sprout Social Inc. Class A	260,574	1,681
*	Mediaalpha Inc. Class A	167,458	1,665
*	Eventbrite Inc. Class A	373,594	1,651
	NVE Corp.	23,920	1,647
*	Blend Labs Inc. Class A	980,420	1,647
*	Cerence Inc.	201,251	1,592
*	Groupon Inc.	125,605	1,585
*	N-able Inc.	358,196	1,576
*	Weave Communications Inc.	301,764	1,521
*	PubMatic Inc. Class A	187,155	1,516
*	ON24 Inc.	185,793	1,488
	Methode Electronics Inc.	166,063	1,405
*	Angi Inc.	178,259	1,387
*,1	Chaince Digital Holdings Inc.	200,977	1,180
*,1	MicroVision Inc.	1,487,844	1,162
*	Asure Software Inc.	124,591	1,139
*	Bumble Inc. Class A	359,384	1,093
*	Telos Corp.	262,934	1,057
	Xerox Holdings Corp.	580,919	1,046
*	Backblaze Inc. Class A	272,245	1,024
*	Simulations Plus Inc.	82,361	1,007
27

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*,1	Aeluma Inc.	64,295	995
*	VTEX Class A	277,734	953
*	Commerce.com Inc.	329,613	916
*,1	Whitefiber Inc.	53,831	907
*	Rimini Street Inc.	240,876	896
*	Via Transportation Inc. Class A	50,918	875
	Immersion Corp.	138,877	849
*,1	EverCommerce Inc.	72,701	835
*,1	Rackspace Technology Inc.	415,910	811
*	Unisys Corp.	330,145	802
*,1	Atomera Inc.	149,966	756
*	eGain Corp.	79,799	745
*	Viant Technology Inc. Class A	73,433	744
	Richardson Electronics Ltd.	59,668	733
*	Ambiq Micro Inc.	22,952	705
*	Kaltura Inc.	445,529	619
*	Tucows Inc. Class A	33,383	606
*	Domo Inc. Class B	165,755	595
*,1	KULR Technology Group Inc.	194,875	548
*	TechTarget Inc.	142,315	500
	ReposiTrak Inc.	55,557	483
*	Blaize Holdings Inc.	383,457	452
*,1	Getty Images Holdings Inc.	543,476	423
*	CS Disco Inc.	119,625	389
*	Digimarc Corp.	77,217	340
*,1	Airship AI Holdings Inc.	114,057	311
	CSP Inc.	34,411	310
*	WM Technology Inc.	443,012	296
*	Expensify Inc. Class A	296,275	282
*	AudioEye Inc.	39,625	270
*	Arena Group Holdings Inc.	63,783	184
*	Silvaco Group Inc.	39,944	134
*	Neonode Inc.	61,449	112
*,1	Vivid Seats Inc. Class A	16,236	97
*	Vroom Inc.	5,327	80
*,1	Zspace Inc.	31,714	8
			1,756,893
Telecommunications (2.6%)
*	EchoStar Corp. Class A	672,184	77,657
	InterDigital Inc.	128,407	47,065
*	Lumen Technologies Inc.	4,728,209	33,618
*	Viavi Solutions Inc.	1,097,230	32,599
*	Viasat Inc.	612,573	28,044
*	Applied Optoelectronics Inc.	299,158	25,198
	Telephone & Data Systems Inc.	493,252	22,073
*	Vistance Networks Inc.	1,081,695	19,005
*	Globalstar Inc.	248,536	15,476
*	Calix Inc.	298,795	15,469
*	Extreme Networks Inc.	654,065	9,144
*	Digi International Inc.	180,557	8,815
	Uniti Group Inc.	828,461	6,064
*	Harmonic Inc.	557,399	5,925
*	Liberty Latin America Ltd. Class C	626,959	4,978
	Cogent Communications Holdings Inc.	241,703	4,534
	IDT Corp. Class B	80,700	4,112
*	ADTRAN Holdings Inc.	368,725	3,761
	Shenandoah Telecommunications Co.	251,983	3,434
*	NETGEAR Inc.	135,752	2,799
*	Cable One Inc.	25,583	2,455
*	Anterix Inc.	55,930	2,064
*	fuboTV Inc. Class A	1,654,629	1,936
*	Optimum Communications Inc. Class A	1,297,279	1,868
*	Clearfield Inc.	57,111	1,796
*	Gogo Inc.	387,837	1,641
*	Ooma Inc.	125,457	1,551
*	Aviat Networks Inc.	57,564	1,441
	ATN International Inc.	49,356	1,422
*	8x8 Inc.	660,734	1,414
*	Xperi Inc.	223,979	1,373
28

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*	BK Technologies Corp.	14,095	1,227
	Spok Holdings Inc.	100,671	1,222
*	Liberty Latin America Ltd. Class A	146,201	1,146
*	Ribbon Communications Inc.	463,066	1,033
*	Inseego Corp.	62,178	768
*	Crexendo Inc.	85,070	497
			394,624
Utilities (3.4%)
*,1	Oklo Inc.	538,791	33,917
	Ormat Technologies Inc. (XNYS)	302,731	31,393
	Portland General Electric Co.	561,360	30,291
	Brookfield Infrastructure Corp. Class A (XTSE)	597,217	29,789
	TXNM Energy Inc.	499,377	29,473
*	Casella Waste Systems Inc. Class A	311,640	29,032
	Southwest Gas Holdings Inc.	320,960	28,299
	New Jersey Resources Corp.	500,856	27,166
	Black Hills Corp.	364,166	26,824
	Spire Inc.	289,237	26,497
	ONE Gas Inc.	296,903	25,961
	Northwestern Energy Group Inc.	305,801	21,394
	Avista Corp.	403,190	16,378
	Chesapeake Utilities Corp.	115,980	15,770
	MGE Energy Inc.	182,994	15,009
*	Sunrun Inc.	1,108,573	14,689
	American States Water Co.	191,743	14,291
*	Hawaiian Electric Industries Inc.	864,360	13,389
	California Water Service Group	296,384	13,361
	Northwest Natural Holding Co.	203,717	10,805
	H2O America	165,242	8,888
*	NuScale Power Corp.	628,191	8,072
*	Enviri Corp.	376,824	7,133
*,1	NANO Nuclear Energy Inc.	198,418	5,276
	Middlesex Water Co.	90,643	4,895
	Excelerate Energy Inc. Class A	118,061	4,752
	Unitil Corp.	87,992	4,603
	Consolidated Water Co. Ltd.	74,976	2,838
	York Water Co.	71,467	2,350
	Genie Energy Ltd. Class B	104,357	1,516
*	Cadiz Inc.	273,214	1,421
*	Perma-Fix Environmental Services Inc.	85,371	1,164
*	Pure Cycle Corp.	102,898	1,088
	RGC Resources Inc.	40,837	901
	Global Water Resources Inc.	62,287	571
*	Arq Inc.	157,580	553
*	Net Power Inc.	155,909	301
			510,050
Total Common Stocks (Cost $14,194,837)			15,131,432
Rights (0.0%)
*,1	Empire Petroleum Corp.	69,211	2
*	Gen Digital Inc. Exp. 4/17/2027	105	—
Total Rights (Cost $1)			2
Warrants (0.0%)
*,1	Pulse Biosciences Inc. Exp. 6/27/2029	6,520	51
*	Bed Bath & Beyond Inc. Exp. 10/7/2026	240	—
Total Warrants (Cost $—)			51
29

Russell 2000 Index Fund
		Shares	Market Value• ($000)
Temporary Cash Investments (2.1%)
Money Market Fund (2.1%)
[4,5]	Vanguard Market Liquidity Fund, 3.693% (Cost $312,176)	3,122,464	312,215
Total Investments (101.7%) (Cost $14,507,014)			15,443,700
Other Assets and Liabilities—Net (-1.7%)			(259,996)
Net Assets (100%)			15,183,704
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $272,417.
2	Security value determined using significant unobservable inputs.
3	“Other” represents securities that are not classified by the fund’s benchmark index.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $306,500 was received for securities on loan, of which $306,385 is held in Vanguard Market Liquidity Fund and $115 is held in cash.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2026	124	16,335	(129)

See accompanying Notes, which are an integral part of the Financial Statements.
30

Russell 2000 Index Fund
Statement of Assets and Liabilities
As of February 28, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $14,194,838)	15,131,485
Affiliated Issuers (Cost $312,176)	312,215
Total Investments in Securities	15,443,700
Investment in Vanguard	336
Cash	115
Cash Collateral Pledged—Futures Contracts	1,390
Receivables for Investment Securities Sold	41,289
Receivables for Accrued Income	8,626
Receivables for Capital Shares Issued	37
Total Assets	15,495,493
Liabilities
Due to Custodian	617
Payables for Investment Securities Purchased	3,819
Collateral for Securities on Loan	306,500
Payables for Capital Shares Redeemed	232
Payables to Vanguard	323
Variation Margin Payable—Futures Contracts	298
Total Liabilities	311,789
Net Assets	15,183,704
1 Includes $272,417 of securities on loan.
At February 28, 2026, net assets consisted of:

Paid-in Capital	15,682,249
Total Distributable Earnings (Loss)	(498,545)
Net Assets	15,183,704

ETF Shares—Net Assets
Applicable to 137,825,030 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	14,566,456
Net Asset Value Per Share—ETF Shares	$105.69

Institutional Shares—Net Assets
Applicable to 1,526,319 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	617,248
Net Asset Value Per Share—Institutional Shares	$404.40

See accompanying Notes, which are an integral part of the Financial Statements.
31

Russell 2000 Index Fund
Statement of Operations

Six Months Ended February 28, 2026
($000)
Investment Income
Income
Dividends[1]	68,827
Interest[2]	343
Securities Lending—Net	4,702
Total Income	73,872
Expenses
The Vanguard Group—Note C
Investment Advisory Services	109
Management and Administrative—ETF Shares	3,657
Management and Administrative—Institutional Shares	153
Marketing and Distribution—ETF Shares	326
Marketing and Distribution—Institutional Shares	8
Custodian Fees	200
Shareholders’ Reports—ETF Shares	330
Shareholders’ Reports—Institutional Shares	5
Trustees’ Fees and Expenses	4
Other Expenses	10
Total Expenses	4,802
Net Investment Income	69,070
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	635,234
Futures Contracts	4,484
Realized Net Gain (Loss)	639,718
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	884,106
Futures Contracts	(1,172)
Change in Unrealized Appreciation (Depreciation)	882,934
Net Increase (Decrease) in Net Assets Resulting from Operations	1,591,722
1	Dividends are net of foreign withholding taxes of $135.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $276, $6, and ($2), respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $711,276 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
32

Russell 2000 Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2026	Year Ended August 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	69,070	163,256
Realized Net Gain (Loss)	639,718	781,249
Change in Unrealized Appreciation (Depreciation)	882,934	192,244
Net Increase (Decrease) in Net Assets Resulting from Operations	1,591,722	1,136,749
Distributions
ETF Shares	(101,153)	(150,040)
Institutional Shares	(3,824)	(6,146)
Total Distributions	(104,977)	(156,186)
Capital Share Transactions
ETF Shares	753,962	1,200,778
Institutional Shares	71,987	(81,808)
Net Increase (Decrease) from Capital Share Transactions	825,949	1,118,970
Total Increase (Decrease)	2,312,694	2,099,533
Net Assets
Beginning of Period	12,871,010	10,771,477
End of Period	15,183,704	12,871,010

See accompanying Notes, which are an integral part of the Financial Statements.
33

Russell 2000 Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2026	Year Ended August 31,
		2025	2024	2023	2022	2021[1]
Net Asset Value, Beginning of Period	$95.12	$89.03	$76.28	$74.02	$91.28	$62.69
Investment Operations
Net Investment Income[2]	.493	1.163	1.147	1.207	1.030	.865
Net Realized and Unrealized Gain (Loss) on Investments	10.823	6.033	12.798	2.207	(17.254)	28.550
Total from Investment Operations	11.316	7.196	13.945	3.414	(16.224)	29.415
Distributions
Dividends from Net Investment Income	(.746)	(1.106)	(1.195)	(1.154)	(1.036)	(.825)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.746)	(1.106)	(1.195)	(1.154)	(1.036)	(.825)
Net Asset Value, End of Period	$105.69	$95.12	$89.03	$76.28	$74.02	$91.28
Total Return	11.94%	8.21%	18.50%	4.75%	-17.88%	47.15%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,566	$12,380	$10,229	$6,455	$5,255	$6,223
Ratio of Total Expenses to Average Net Assets	0.07%	0.08%	0.10%[3]	0.10%[3]	0.10%[3]	0.10%
Ratio of Net Investment Income to Average Net Assets	1.08%	1.33%	1.44%	1.64%	1.26%	1.02%
Portfolio Turnover Rate[4]	7%	14%	12%	15%	19%	23%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Adjusted to reflect a 2-for-1 share split effective at the beginning of trading on April 20, 2021.
2	Calculated based on average shares outstanding.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
34

Russell 2000 Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2026	Year Ended August 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$363.98	$340.66	$291.86	$283.22	$349.26	$239.84
Investment Operations
Net Investment Income[1]	1.836	4.488	4.441	4.671	4.063	3.360
Net Realized and Unrealized Gain (Loss) on Investments	41.437	23.096	48.984	8.434	(66.085)	109.242
Total from Investment Operations	43.273	27.584	53.425	13.105	(62.022)	112.602
Distributions
Dividends from Net Investment Income	(2.853)	(4.264)	(4.625)	(4.465)	(4.018)	(3.182)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.853)	(4.264)	(4.625)	(4.465)	(4.018)	(3.182)
Net Asset Value, End of Period	$404.40	$363.98	$340.66	$291.86	$283.22	$349.26
Total Return	11.93%	8.22%	18.53%	4.76%	-17.88%	47.19%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$617	$491	$542	$474	$487	$619
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.08%[2]	0.08%[2]	0.08%[2]	0.08%
Ratio of Net Investment Income to Average Net Assets	1.06%	1.33%	1.46%	1.67%	1.29%	1.08%
Portfolio Turnover Rate[3]	7%	14%	12%	15%	19%	23%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
35

Russell 2000 Index Fund
Notes to Financial Statements
Vanguard Russell 2000 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2026, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
36

Russell 2000 Index Fund
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Portfolio Management, LLC.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2026, the fund had contributed to Vanguard capital in the amount of $336,000, representing less than 0.01% of the fund’s net assets and 0.13% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	15,124,478	—	6,954	15,131,432
Rights	—	2	—	2
Warrants	—	51	—	51
Temporary Cash Investments	312,215	—	—	312,215
Total	15,436,693	53	6,954	15,443,700
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	(129)	—	—	(129)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	As of February 28, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	14,587,715
Gross Unrealized Appreciation	3,062,980
Gross Unrealized Depreciation	(2,207,124)
Net Unrealized Appreciation (Depreciation)	855,856
37

Russell 2000 Index Fund
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2025, the fund had available capital losses totaling $2,001,516,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended February 28, 2026, the fund purchased $1,027,085,000 of investment securities and sold $942,898,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $2,690,898,000 and $1,975,641,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2026, such purchases were $48,597,000 and sales were $41,873,000, resulting in net realized loss of $9,762,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2026		Year Ended August 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	2,731,602	26,775	5,491,482	63,750
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,977,640)	(19,100)	(4,290,704)	(48,500)
Net Increase (Decrease)—ETF Shares	753,962	7,675	1,200,778	15,250
Institutional Shares
Issued	109,545	276	65,255	195
Issued in Lieu of Cash Distributions	3,209	8	5,609	17
Redeemed	(40,767)	(106)	(152,672)	(455)
Net Increase (Decrease)—Institutional Shares	71,987	178	(81,808)	(243)
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q18512 042026
38

Financial Statements
For the six-months ended February 28, 2026
Vanguard Russell 3000 Index Fund

Contents
Financial Statements	1

Russell 3000 Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.7%)
Basic Materials (1.9%)
	Linde plc	38,017	19,316
	Newmont Corp. (XNYS)	88,893	11,556
	Freeport-McMoRan Inc.	115,704	7,877
	Ecolab Inc.	20,196	6,227
	Anglogold Ashanti plc (XNYS)	40,737	5,205
	Air Products & Chemicals Inc.	17,963	4,952
	Fastenal Co.	92,868	4,276
	Nucor Corp.	18,583	3,287
	Steel Dynamics Inc.	11,064	2,137
	Royal Gold Inc.	6,642	1,991
	International Paper Co.	42,384	1,846
	International Flavors & Fragrances Inc.	20,686	1,701
	Albemarle Corp.	9,491	1,696
	Carpenter Technology Corp.	3,889	1,548
	Southern Copper Corp.	6,788	1,482
*	RBC Bearings Inc.	2,502	1,441
*	Coeur Mining Inc.	51,273	1,392
	Reliance Inc.	4,228	1,334
	CF Industries Holdings Inc.	13,041	1,298
	Alcoa Corp.	20,836	1,293
	Hecla Mining Co.	50,917	1,268
	Avery Dennison Corp.	6,222	1,222
	LyondellBasell Industries NV Class A	20,763	1,194
	Mueller Industries Inc.	8,743	1,031
	Solstice Advanced Materials Inc.	12,870	1,010
	Mosaic Co.	25,435	708
	Eastman Chemical Co.	9,253	699
	Commercial Metals Co.	8,965	657
	Element Solutions Inc.	18,199	639
*	MP Materials Corp.	10,520	619
	Hexcel Corp.	6,417	595
*	Uranium Energy Corp.	38,309	587
	Timken Co.	5,059	548
*	SSR Mining Inc. (XTSE)	16,208	522
*	Cleveland-Cliffs Inc.	45,504	485
	Balchem Corp.	2,656	482
	UFP Industries Inc.	4,635	477
	Celanese Corp.	8,865	443
*	Energy Fuels Inc.	18,461	394
	Sensient Technologies Corp.	3,435	349
*	Novagold Resources Inc.	24,374	325
	Cabot Corp.	4,252	324
	Avient Corp.	7,415	304
	Westlake Corp.	2,711	286
	NewMarket Corp.	450	282
	Materion Corp.	1,684	275
*	Constellium SE	11,053	275
*	Perimeter Solutions Inc.	11,032	259
*	Perpetua Resources Corp.	6,834	252
	Scotts Miracle-Gro Co.	3,481	244
	Olin Corp.	9,558	242
	Hawkins Inc.	1,600	239
	Ashland Inc.	3,679	229
	Chemours Co.	12,231	223
*	Century Aluminum Co.	4,256	219
*	Ingevity Corp.	2,903	209
	Huntsman Corp.	13,835	175
	Kaiser Aluminum Corp.	1,326	173
	Minerals Technologies Inc.	2,456	173
	Quaker Chemical Corp.	1,110	163

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	Innospec Inc.	2,036	156
	FMC Corp.	10,426	154
*	Ivanhoe Electric Inc.	8,795	151
	Sylvamo Corp.	2,840	131
*	USA Rare Earth Inc.	6,881	130
	Worthington Steel Inc.	2,633	109
*	Ecovyst Inc.	8,610	97
	Ryerson Holding Corp.	3,513	92
*	US Antimony Corp.	9,975	89
	Stepan Co.	1,712	87
	Tronox Holdings plc	9,609	72
*	Compass Minerals International Inc.	2,568	65
	Koppers Holdings Inc.	1,614	61
*	NWPX Infrastructure Inc.	774	60
*	Idaho Strategic Resources Inc.	1,275	55
*	Metallus Inc.	3,091	53
	Mativ Holdings Inc.	4,640	50
*	LSB Industries Inc.	4,133	48
*	NioCorp Developments Ltd.	8,443	45
*	Rayonier Advanced Materials Inc.	4,611	44
*	Dakota Gold Corp.	6,269	44
	Ferroglobe plc	8,408	43
*	ASP Isotopes Inc.	8,030	43
	Caledonia Mining Corp. plc	1,323	42
*	Critical Metals Corp.	4,118	42
*	Encore Energy Corp.	14,578	39
*	American Battery Technology Co.	10,366	38
*	Magnera Corp.	2,757	36
	AdvanSix Inc.	1,965	35
	Vox Royalty Corp.	5,134	33
*	Intrepid Potash Inc.	869	32
*	Contango ORE Inc.	929	28
	Orion SA	4,646	26
*	Tredegar Corp.	2,137	20
*	US Gold Corp.	919	20
*	Clearwater Paper Corp.	1,208	18
*	Ascent Industries Co.	791	14
*	Lifezone Metals Ltd.	2,597	12
	Omega Flex Inc.	312	11
*	American Vanguard Corp.	1,972	9
	Friedman Industries Inc.	491	9
*	Solesence Inc.	1,397	2
			103,000
Consumer Discretionary (13.8%)
*	Amazon.com Inc.	776,430	163,050
*	Tesla Inc.	228,375	91,923
	Walmart Inc.	352,161	45,059
	Costco Wholesale Corp.	35,933	36,321
*	Netflix Inc.	343,021	33,012
	Home Depot Inc.	80,609	30,689
	McDonald's Corp.	57,875	19,739
	Walt Disney Co.	146,580	15,543
	TJX Cos. Inc.	90,575	14,642
*	Uber Technologies Inc.	162,932	12,288
	Lowe's Cos. Inc.	45,370	12,004
	Booking Holdings Inc.	2,633	11,162
	Starbucks Corp.	92,041	9,022
*	Spotify Technology SA	12,446	6,409
*	O'Reilly Automotive Inc.	68,182	6,401
	Royal Caribbean Cruises Ltd.	20,498	6,374
	Marriott International Inc. Class A	18,157	6,205
	General Motors Co.	75,487	5,942
	NIKE Inc. Class B	93,542	5,816
	Hilton Worldwide Holdings Inc.	18,459	5,755
*	Warner Bros Discovery Inc.	188,415	5,308
	Ross Stores Inc.	25,787	5,303
*	AutoZone Inc.	1,351	5,074
*	Airbnb Inc. Class A	34,413	4,650
	Ford Motor Co.	315,406	4,444

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	Target Corp.	36,736	4,180
	Electronic Arts Inc.	20,367	4,085
*	Chipotle Mexican Grill Inc.	106,499	3,964
	Yum! Brands Inc.	22,569	3,795
*	Carvana Co.	10,933	3,653
	Delta Air Lines Inc.	52,645	3,459
*	Roblox Corp. Class A	50,147	3,443
	DR Horton Inc.	21,239	3,407
	Garmin Ltd.	13,191	3,335
	eBay Inc.	36,512	3,317
*	Take-Two Interactive Software Inc.	14,712	3,111
*	United Airlines Holdings Inc.	26,275	2,793
	Dollar General Corp.	17,739	2,772
	Carnival Corp.	87,377	2,757
*	Copart Inc.	71,563	2,726
	Tapestry Inc.	16,711	2,598
*	Ulta Beauty Inc.	3,649	2,499
	Tractor Supply Co.	43,094	2,234
	Omnicom Group Inc.	25,940	2,212
	Estee Lauder Cos. Inc. Class A	19,793	2,167
	PulteGroup Inc.	15,715	2,156
*	Live Nation Entertainment Inc.	12,797	2,075
	Expedia Group Inc.	9,474	2,043
*	Coupang Inc.	106,012	2,023
	Darden Restaurants Inc.	9,448	2,020
*	Dollar Tree Inc.	15,607	1,974
	Williams-Sonoma Inc.	9,600	1,974
	Restaurant Brands International Inc.	26,225	1,881
	Lennar Corp. Class A	16,079	1,839
	Southwest Airlines Co.	37,211	1,833
*	NVR Inc.	221	1,661
*	Burlington Stores Inc.	5,076	1,558
*	Lululemon Athletica Inc.	8,409	1,557
*	Liberty Media Corp.-Liberty Formula One Class C	16,763	1,535
	RB Global Inc. (XTSE)	14,987	1,513
	Somnigroup International Inc.	16,361	1,464
	Las Vegas Sands Corp.	24,777	1,405
	Rollins Inc.	22,763	1,386
*	Deckers Outdoor Corp.	11,712	1,373
*	Flutter Entertainment plc	12,787	1,357
	Genuine Parts Co.	11,162	1,331
*	Aptiv plc	17,590	1,294
	TKO Group Holdings Inc.	5,549	1,242
	Toll Brothers Inc.	7,722	1,214
	Ralph Lauren Corp.	3,052	1,107
*	Viking Holdings Ltd.	14,059	1,097
	Hasbro Inc.	10,703	1,066
*	BJ's Wholesale Club Holdings Inc.	10,611	1,048
	Dick's Sporting Goods Inc.	5,119	1,042
	New York Times Co. Class A	12,964	1,034
	Domino's Pizza Inc.	2,533	1,020
	BorgWarner Inc. (XNYS)	17,107	985
*	Rivian Automotive Inc. Class A	63,800	978
	Texas Roadhouse Inc.	5,330	975
*	Five Below Inc.	4,358	974
	Best Buy Co. Inc.	15,602	967
	Fox Corp. Class A	16,849	949
	Service Corp. International	11,044	930
*	DraftKings Inc. Class A	38,753	924
	News Corp. Class A	37,310	906
*	Norwegian Cruise Line Holdings Ltd.	36,380	902
	Aramark	21,122	884
*	Trade Desk Inc. Class A	35,957	856
*	On Holding AG Class A	18,144	843
*	SharkNinja Inc.	6,756	830
*	GameStop Corp. Class A	33,121	796
	LKQ Corp.	20,812	689
*	American Airlines Group Inc.	52,610	688
	Wynn Resorts Ltd.	6,153	666
*	Cava Group Inc.	8,067	665

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	Fox Corp. Class B	11,950	618
*	MGM Resorts International	16,563	610
	Pool Corp.	2,667	606
*	Wayfair Inc. Class A	7,893	602
*	Floor & Decor Holdings Inc. Class A	8,621	596
	Wingstop Inc.	2,261	587
	Nexstar Media Group Inc.	2,298	577
*	Planet Fitness Inc. Class A	6,797	558
	VF Corp.	28,359	551
	Lear Corp.	4,188	550
	Lithia Motors Inc.	1,950	545
	Murphy USA Inc.	1,391	544
	Hyatt Hotels Corp. Class A	3,315	535
*	Ollie's Bargain Outlet Holdings Inc.	4,982	534
*	Brinker International Inc.	3,530	523
*	CarMax Inc.	11,860	512
	Gap Inc.	18,239	511
*	SiteOne Landscape Supply Inc.	3,571	510
*	Dutch Bros Inc. Class A	9,480	508
*	Taylor Morrison Home Corp.	7,679	506
	Churchill Downs Inc.	5,329	490
	Wyndham Hotels & Resorts Inc.	5,954	487
*	Alaska Air Group Inc.	9,407	485
*	Chewy Inc. Class A	17,524	480
*	Boot Barn Holdings Inc.	2,463	466
*	Amer Sports Inc.	12,096	459
*	Etsy Inc.	7,977	438
*	Madison Square Garden Sports Corp.	1,317	437
	Atmus Filtration Technologies Inc.	6,747	435
	Macy's Inc.	21,731	430
*	Champion Homes Inc.	4,586	429
*	Mattel Inc.	25,186	427
*	Lyft Inc. Class A	30,745	425
*	AutoNation Inc.	2,161	422
	Meritage Homes Corp.	5,583	421
*	Caesars Entertainment Inc.	16,716	419
	Gentex Corp.	17,752	415
*	e.l.f. Beauty Inc.	4,451	410
*	Frontdoor Inc.	5,844	401
	Thor Industries Inc.	4,125	397
	U-Haul Holding Co.	8,402	396
*	Valvoline Inc.	10,432	394
*	Versant Media Group Inc.	11,757	392
	Bath & Body Works Inc.	16,561	377
	Vail Resorts Inc.	2,758	375
	Boyd Gaming Corp.	4,469	372
*	Liberty Live Holdings Inc. Class C	3,733	372
	Travel & Leisure Co.	5,024	370
*	Abercrombie & Fitch Co. Class A	3,768	368
*	Crocs Inc.	4,042	367
*	Cavco Industries Inc.	624	360
*	Grand Canyon Education Inc.	2,265	360
*	Victoria's Secret & Co.	5,557	348
*	Bright Horizons Family Solutions Inc.	4,642	346
*	SkyWest Inc.	3,293	343
	Sirius XM Holdings Inc.	15,579	342
*	Laureate Education Inc.	10,341	334
*	Asbury Automotive Group Inc.	1,558	333
	KB Home	5,169	329
*	Life Time Group Holdings Inc.	12,162	328
*	Urban Outfitters Inc.	4,946	327
	Dana Inc.	9,451	324
	Academy Sports & Outdoors Inc.	5,354	322
	Group 1 Automotive Inc.	987	321
	PriceSmart Inc.	2,073	321
	H&R Block Inc.	10,413	319
*	Duolingo Inc.	3,120	315
	Whirlpool Corp.	4,575	313
	American Eagle Outfitters Inc.	12,652	311
*	M/I Homes Inc.	2,159	307

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	Tri Pointe Homes Inc.	6,631	307
	Signet Jewelers Ltd.	3,185	306
*	Shake Shack Inc. Class A	3,167	304
	Kontoor Brands Inc.	4,488	293
*	YETI Holdings Inc.	6,654	291
*	Stride Inc.	3,450	291
*	Covista Inc.	2,849	279
	Rush Enterprises Inc. Class A	3,869	275
	Graham Holdings Co. Class B	257	271
	TEGNA Inc.	12,771	268
	PVH Corp.	3,881	266
*	Sphere Entertainment Co.	2,235	266
*	Dorman Products Inc.	2,252	265
	Garrett Motion Inc.	12,767	260
	Polaris Inc.	4,241	258
	LCI Industries	1,912	255
	Advance Auto Parts Inc.	4,769	254
*	QuantumScape Corp.	36,560	253
	Cheesecake Factory Inc.	3,757	243
	Red Rock Resorts Inc. Class A	3,947	239
*	OPENLANE Inc.	8,351	238
	Penske Automotive Group Inc.	1,481	233
	Cinemark Holdings Inc.	8,166	231
	HNI Corp.	5,121	230
	Acushnet Holdings Corp.	2,234	229
	Choice Hotels International Inc.	2,170	229
*	Hilton Grand Vacations Inc.	5,018	226
	Phinia Inc.	3,001	218
	Steven Madden Ltd.	5,885	212
*	RH	1,247	207
	Visteon Corp.	2,154	206
*	Madison Square Garden Entertainment Corp.	3,193	202
*	Knowles Corp.	7,005	190
*	Capri Holdings Ltd.	9,222	189
*	Goodyear Tire & Rubber Co.	22,698	187
*	Penn Entertainment Inc.	11,988	187
*	Birkenstock Holding plc	4,433	185
*	Liberty Media Corp.-Liberty Formula One Class A	2,099	177
*	Green Brick Partners Inc.	2,388	176
	Perdoceo Education Corp.	5,179	173
	OneSpaWorld Holdings Ltd.	7,788	168
*	National Vision Holdings Inc.	6,182	167
	Harley-Davidson Inc.	9,156	165
	Strategic Education Inc.	1,957	161
	Newell Brands Inc.	34,908	159
*	Adient plc	6,403	156
*	Under Armour Inc. Class A	20,937	155
*	Liberty Live Holdings Inc. Class A	1,593	155
	Interparfums Inc.	1,517	153
	Interface Inc.	4,805	151
*	Callaway Golf Co.	10,693	150
	Marriott Vacations Worldwide Corp.	2,303	150
*	Sonos Inc.	9,764	150
*	Lionsgate Studios Corp.	16,596	149
	Dillard's Inc. Class A	244	147
	Worthington Enterprises Inc.	2,616	147
*	IMAX Corp.	3,400	146
*	Rush Street Interactive Inc.	7,396	146
	Kohl's Corp.	8,707	143
*	JetBlue Airways Corp.	25,050	139
	Buckle Inc.	2,537	136
	Columbia Sportswear Co.	2,193	136
*	Six Flags Entertainment Corp.	7,978	136
*	Avis Budget Group Inc.	1,381	135
	Lennar Corp. Class B	1,265	135
	Century Communities Inc.	1,993	134
	Super Group SGHC Ltd.	12,452	133
*	Peloton Interactive Inc. Class A	32,824	132
*	Universal Technical Institute Inc.	3,627	131
*	Arlo Technologies Inc.	8,307	130

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	Rush Enterprises Inc. Class B	1,978	128
*	Dauch Corp.	18,783	124
*	Allegiant Travel Co.	1,206	123
*	Sally Beauty Holdings Inc.	7,591	122
	Leggett & Platt Inc.	10,396	121
	Brightstar Lottery plc	8,906	121
	Wolverine World Wide Inc.	6,732	119
	News Corp. Class B	4,359	117
	La-Z-Boy Inc.	3,240	116
	PROG Holdings Inc.	3,282	116
*	Atlanta Braves Holdings Inc. Class C	2,627	115
	MillerKnoll Inc.	5,655	114
*	Genius Sports Ltd.	18,364	114
	Winmark Corp.	246	112
*	Figs Inc. Class A	7,241	112
	John Wiley & Sons Inc. Class A	3,189	99
*	RealReal Inc.	7,988	98
*,1	Lucid Group Inc.	9,789	98
	Carter's Inc.	2,850	96
*	TripAdvisor Inc.	9,480	96
	Wendy's Co.	12,440	95
	Monarch Casino & Resort Inc.	970	93
	G-III Apparel Group Ltd.	3,012	92
*	Red Cat Holdings Inc.	7,867	92
	Gold.com Inc.	1,592	91
*	LGI Homes Inc.	1,735	90
*	Lincoln Educational Services Corp.	2,468	89
*	GigaCloud Technology Inc. Class A	1,981	88
*	XPEL Inc.	2,028	86
*	Central Garden & Pet Co.	2,177	85
	Upbound Group Inc.	3,966	85
	Winnebago Industries Inc.	2,085	83
*	Revolve Group Inc.	3,206	81
	Papa John's International Inc.	2,541	80
*	Sun Country Airlines Holdings Inc.	3,925	77
*	Central Garden & Pet Co. Class A	2,202	76
*	Coursera Inc.	11,789	76
*	Coty Inc. Class A	29,738	75
*	Gentherm Inc.	2,279	75
*	Atlanta Braves Holdings Inc. Class A	1,518	73
*	United Parks & Resorts Inc.	2,072	72
	Sonic Automotive Inc. Class A	1,145	72
	Standard Motor Products Inc.	1,812	72
*	USA TODAY Co. Inc.	12,106	72
*	Under Armour Inc. Class C	9,273	67
*	ACV Auctions Inc. Class A	13,746	67
*	American Public Education Inc.	1,372	63
*	BJ's Restaurants Inc.	1,642	62
*	Lindblad Expeditions Holdings Inc.	3,034	60
*	Pursuit Attractions & Hospitality Inc.	1,714	60
*	Liquidity Services Inc.	1,853	59
*	Mister Car Wash Inc.	8,293	59
	Ermenegildo Zegna NV	5,231	59
*	Global Business Travel Group I	10,777	59
	Cracker Barrel Old Country Store Inc.	1,785	58
	Matthews International Corp. Class A	2,155	57
	Scholastic Corp.	1,632	57
*	Beazer Homes USA Inc.	2,142	55
*	Fox Factory Holding Corp.	3,142	53
	Monro Inc.	2,473	53
*	First Watch Restaurant Group Inc.	4,174	52
*	Cooper-Standard Holdings Inc.	1,318	51
*	QuinStreet Inc.	4,343	51
*	Driven Brands Holdings Inc.	4,663	51
	Carriage Services Inc.	1,096	50
*	AMC Entertainment Holdings Inc. Class A	42,605	49
	Golden Entertainment Inc.	1,677	48
*	Daily Journal Corp.	93	47
	Sinclair Inc.	2,877	47
	Build-A-Bear Workshop Inc.	947	46

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	Hovnanian Enterprises Inc. Class A	361	45
*	MarineMax Inc.	1,427	44
	Sturm Ruger & Co. Inc.	1,188	44
*	Accel Entertainment Inc.	3,852	44
*	Dream Finders Homes Inc. Class A	2,439	44
	Ethan Allen Interiors Inc.	1,895	43
*	Malibu Boats Inc. Class A	1,483	43
*	Sweetgreen Inc. Class A	7,835	43
	Arko Corp.	6,589	42
*	ThredUP Inc. Class A	8,626	42
*	Stagwell Inc.	8,731	42
	Bloomin' Brands Inc.	6,515	40
	Oxford Industries Inc.	1,001	40
*	Hertz Global Holdings Inc.	8,596	39
	Camping World Holdings Inc. Class A	4,530	38
*	Cars.com Inc.	4,463	38
	Gray Media Inc.	7,082	37
	Smith & Wesson Brands Inc.	3,140	37
	Dine Brands Global Inc.	1,160	36
	Movado Group Inc.	1,437	36
*	Kura Sushi USA Inc. Class A	510	36
	Global Industrial Co.	1,103	36
*	Udemy Inc.	7,127	36
*	McGraw Hill Inc.	2,532	35
*	iHeartMedia Inc. Class A	10,287	34
	Caleres Inc.	2,802	33
*	Dave & Buster's Entertainment Inc.	2,267	33
*	Eastman Kodak Co.	4,548	33
*	Bed Bath & Beyond Inc.	6,239	33
*	Sabre Corp.	27,689	33
*	Helen of Troy Ltd.	1,855	33
*	Strattec Security Corp.	362	32
*	Zumiez Inc.	1,223	32
*	Clean Energy Fuels Corp.	13,878	31
	Marcus Corp.	1,834	31
*	Portillo's Inc. Class A	5,732	31
*	Arhaus Inc.	3,606	30
*	U-Haul Holding Co. (XNYS)	571	29
*	Frontier Group Holdings Inc.	6,437	29
	Rocky Brands Inc.	616	28
*	Savers Value Village Inc.	2,984	28
*	Stitch Fix Inc. Class A	8,180	27
*	Latham Group Inc.	3,954	27
	Krispy Kreme Inc.	7,180	27
*	Holley Inc.	6,659	27
	Jack in the Box Inc.	1,537	26
	Shoe Carnival Inc.	1,293	26
	Nathan's Famous Inc.	251	25
*	MasterCraft Boat Holdings Inc.	1,121	24
*	Biglari Holdings Inc. Class B	60	23
	Haverty Furniture Cos. Inc.	960	23
*	Newsmax Inc.	3,817	23
*	Nexxen International Ltd.	3,313	21
*	Boston Omaha Corp. Class A	1,620	20
*	Genesco Inc.	731	20
	Johnson Outdoors Inc. Class A	406	20
*	EW Scripps Co. Class A	4,477	19
	Weyco Group Inc.	601	19
*	Corsair Gaming Inc.	3,377	19
	JAKKS Pacific Inc.	853	19
	Designer Brands Inc. Class A	2,462	18
*	El Pollo Loco Holdings Inc.	1,665	18
*	AMC Networks Inc. Class A	2,202	18
*	Petco Health & Wellness Co. Inc.	7,028	18
	National CineMedia Inc.	5,010	18
	Flexsteel Industries Inc.	329	17
*	Turtle Beach Corp.	1,352	17
*	Legacy Housing Corp.	798	17
	Cricut Inc. Class A	3,945	17
*	Lovesac Co.	1,225	16

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	Playtika Holding Corp.	5,103	16
*	Reservoir Media Inc.	1,745	16
*	Webtoon Entertainment Inc.	1,393	16
*	Black Rock Coffee Bar Inc. Class A	1,168	16
	Entravision Communications Corp. Class A	4,758	15
*	Citi Trends Inc.	292	14
*	Vuzix Corp.	4,978	14
*	Outdoor Holding Co.	6,813	14
*	Bally's Corp.	1,008	14
	Phoenix Education Partners Inc.	464	14
*	America's Car-Mart Inc.	640	13
*	Inspired Entertainment Inc.	1,641	13
	Hamilton Beach Brands Holding Co. Class A	607	12
*	European Wax Center Inc. Class A	2,107	12
*	Lands' End Inc.	655	11
	RCI Hospitality Holdings Inc.	492	11
*	Barnes & Noble Education Inc.	1,230	11
*	Starz Entertainment Corp.	1,023	11
	Escalade Inc.	674	10
*	Funko Inc. Class A	2,050	10
*	Motorcar Parts of America Inc.	920	10
*	OneWater Marine Inc. Class A	854	10
*	American Outdoor Brands Inc.	1,135	10
*	Xponential Fitness Inc. Class A	2,362	10
	Superior Group of Cos. Inc.	911	9
	Bassett Furniture Industries Inc.	625	9
*	Faraday Future Intelligent Electric Inc.	17,828	9
	Clarus Corp.	2,618	8
	Marine Products Corp.	1,109	8
	Emerald Holding Inc.	2,020	8
*	Envela Corp.	583	8
*	BARK Inc.	10,652	8
*	KinderCare Learning Cos. Inc.	2,241	8
*,1	Falcon's Beyond Global Inc. Class A	1,186	8
	Lakeland Industries Inc.	722	7
	CuriosityStream Inc.	2,075	7
*	Thryv Holdings Inc.	3,125	7
*	1-800-Flowers.com Inc. Class A	1,855	6
*	Sleep Number Corp.	931	6
	J Jill Inc.	326	6
*	Gambling.com Group Ltd.	1,396	6
*	Gaia Inc.	1,617	5
*	Playstudios Inc.	10,363	5
*	Livewire Group Inc.	3,101	5
	Virco Mfg. Corp.	725	5
*	Torrid Holdings Inc.	3,571	4
*	Travelzoo	498	3
*	Teads Holding Co.	3,144	3
*	Nerdy Inc.	3,366	3
*	Bob's Discount Furniture Inc.	86	2
			740,616
Consumer Staples (3.9%)
	Procter & Gamble Co.	190,129	31,790
	Coca-Cola Co.	314,835	25,678
	Philip Morris International Inc.	126,077	23,555
	PepsiCo Inc.	110,917	18,827
	McKesson Corp.	10,161	10,033
	Altria Group Inc.	136,491	9,423
	CVS Health Corp.	101,346	8,098
	Colgate-Palmolive Co.	65,107	6,455
	Mondelez International Inc. Class A	104,782	6,452
	Cencora Inc.	14,828	5,518
*	Monster Beverage Corp.	56,422	4,813
	Corteva Inc.	55,330	4,433
	Sysco Corp.	38,792	3,536
	Kroger Co.	49,015	3,345
	Keurig Dr Pepper Inc.	104,618	3,168
	Kimberly-Clark Corp.	26,876	2,995
	Kenvue Inc.	153,687	2,938

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	Hershey Co.	11,776	2,782
	Archer-Daniels-Midland Co.	38,753	2,675
	Casey's General Stores Inc.	2,999	2,056
	Church & Dwight Co. Inc.	19,464	2,041
	General Mills Inc.	43,242	1,956
	Constellation Brands Inc. Class A	11,509	1,817
*	US Foods Holding Corp.	18,183	1,757
	Kraft Heinz Co.	69,390	1,708
	Tyson Foods Inc. Class A	22,633	1,471
	McCormick & Co. Inc.	20,441	1,452
	Bunge Global SA	10,906	1,316
	Clorox Co.	9,872	1,255
*	Performance Food Group Co.	12,338	1,197
	J M Smucker Co.	8,407	975
	Coca-Cola Consolidated Inc.	4,567	924
	Conagra Brands Inc.	38,632	744
*	Celsius Holdings Inc.	13,296	713
*	Darling Ingredients Inc.	12,764	679
	Molson Coors Beverage Co. Class B	13,293	651
	Hormel Foods Corp.	23,572	603
	Ingredion Inc.	5,109	600
*	Sprouts Farmers Market Inc.	7,902	584
	Albertsons Cos. Inc. Class A	32,123	575
	Lamb Weston Holdings Inc.	10,899	525
	Primo Brands Corp.	20,734	470
	Campbell's Co.	15,807	426
*	Post Holdings Inc.	3,945	419
	Brown-Forman Corp. Class B	11,543	333
*	Freshpet Inc.	3,813	322
	Cal-Maine Foods Inc.	3,548	309
	Marzetti Co.	1,650	271
	WD-40 Co.	1,097	261
*	Vita Coco Co. Inc.	3,871	225
*	Chefs' Warehouse Inc.	2,901	207
	Turning Point Brands Inc.	1,429	196
*	BellRing Brands Inc.	10,179	187
*	United Natural Foods Inc.	4,791	183
	Andersons Inc.	2,556	167
*	Herbalife Ltd.	7,980	156
	Pilgrim's Pride Corp.	3,467	150
	Flowers Foods Inc.	14,557	144
	Spectrum Brands Holdings Inc.	1,825	143
*	Boston Beer Co. Inc. Class A	610	138
*	Simply Good Foods Co.	7,274	124
	Brown-Forman Corp. Class A	4,115	121
	Universal Corp.	2,069	111
	Energizer Holdings Inc.	5,046	109
	Fresh Del Monte Produce Inc.	2,531	109
	Seaboard Corp.	21	108
	Reynolds Consumer Products Inc.	4,340	108
	J & J Snack Foods Corp.	1,227	107
	Dole plc	6,390	102
	Ingles Markets Inc. Class A	1,149	98
	Smithfield Foods Inc.	3,851	96
	Weis Markets Inc.	1,212	82
	Edgewell Personal Care Co.	3,500	80
*	National Beverage Corp.	2,175	79
*	Grocery Outlet Holding Corp.	7,088	70
*	Guardian Pharmacy Services Inc. Class A	1,838	62
*	Seneca Foods Corp. Class A	420	58
	Tootsie Roll Industries Inc.	1,381	58
*	Vital Farms Inc.	2,662	56
*	Mama's Creations Inc.	3,199	55
	Utz Brands Inc.	5,334	50
*	Mission Produce Inc.	3,502	50
	Oil-Dri Corp. of America	725	49
	John B Sanfilippo & Son Inc.	585	48
*	SunOpta Inc.	6,889	45
*	Nature's Sunshine Products Inc.	1,345	37
	B&G Foods Inc.	6,200	33

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	Nu Skin Enterprises Inc. Class A	3,734	32
	ACCO Brands Corp.	7,702	31
	Calavo Growers Inc.	1,120	30
	Village Super Market Inc. Class A	770	30
*	Beyond Meat Inc.	30,437	29
	Natural Grocers by Vitamin Cottage Inc.	971	26
*	Olaplex Holdings Inc.	13,583	22
	Limoneira Co.	1,508	21
*	Honest Co. Inc.	7,340	21
	Alico Inc.	451	19
	MGP Ingredients Inc.	903	17
*	USANA Health Sciences Inc.	790	17
*	Westrock Coffee Co.	2,680	12
*	Lifeway Foods Inc.	451	10
*	Beauty Health Co.	9,473	10
*	FitLife Brands Inc.	567	9
*	Medifast Inc.	693	7
*	HF Foods Group Inc.	2,849	6
*	Hain Celestial Group Inc.	7,820	6
*	BRC Inc. Class A	10,215	6
*	Zevia PBC Class A	4,065	5
*	Waldencast plc Class A	2,485	4
*	Once Upon a Farm PBC	154	4
[1]	Lifevantage Corp.	729	3
*	Ispire Technology Inc.	1,245	3
			209,305
Energy (3.7%)
	Exxon Mobil Corp.	341,975	52,151
	Chevron Corp.	151,665	28,325
	ConocoPhillips	101,197	11,482
	Williams Cos. Inc.	98,560	7,364
	SLB Ltd.	121,319	6,229
	EOG Resources Inc.	44,246	5,490
	Kinder Morgan Inc.	157,416	5,237
	Baker Hughes Co.	80,224	5,235
	Phillips 66	32,618	5,034
	Valero Energy Corp.	24,593	5,033
	Marathon Petroleum Corp.	24,614	4,879
	ONEOK Inc.	50,588	4,187
	Cheniere Energy Inc.	17,261	4,069
	Targa Resources Corp.	17,186	4,052
	EQT Corp.	50,249	3,086
	Occidental Petroleum Corp.	57,161	3,034
	Diamondback Energy Inc.	15,214	2,648
	Texas Pacific Land Corp.	4,666	2,446
	Halliburton Co.	67,772	2,440
	Devon Energy Corp.	49,562	2,157
	TechnipFMC plc	32,417	2,150
	Expand Energy Corp.	18,424	1,988
	Coterra Energy Inc.	60,967	1,865
*	First Solar Inc.	8,210	1,619
*	Nextpower Inc. Class A	11,735	1,233
	Ovintiv Inc. (XNYS)	23,135	1,170
	DT Midstream Inc.	8,208	1,140
	Permian Resources Corp.	57,859	1,058
*	Antero Resources Corp.	23,465	864
	APA Corp.	28,253	858
	Range Resources Corp.	19,137	790
	Viper Energy Inc. Class A	13,735	639
	HF Sinclair Corp.	12,705	635
	Antero Midstream Corp.	26,993	607
	Weatherford International plc	5,708	602
	NOV Inc.	29,654	601
	Chord Energy Corp.	4,666	506
	Archrock Inc.	13,891	491
	Matador Resources Co.	9,555	491
*	Transocean Ltd. (XNYS)	74,929	486
*	Valaris Ltd.	5,009	480
	Noble Corp. plc	10,094	459

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	SM Energy Co.	19,816	458
*	Enphase Energy Inc.	10,283	435
*	CNX Resources Corp.	10,398	434
	Magnolia Oil & Gas Corp. Class A	14,583	406
	Kodiak Gas Services Inc.	6,871	375
	Murphy Oil Corp.	10,853	360
	Liberty Energy Inc.	12,655	355
	California Resources Corp.	5,957	351
	Warrior Met Coal Inc.	4,164	347
	Golar LNG Ltd.	7,802	347
	Core Natural Resources Inc.	4,087	335
*	Tidewater Inc.	3,973	316
	Peabody Energy Corp.	9,952	314
	Cactus Inc. Class A	5,524	298
	Helmerich & Payne Inc.	7,920	279
*	Oceaneering International Inc.	7,787	276
*	Centrus Energy Corp. Class A	1,351	274
*	Gulfport Energy Corp.	1,271	265
	PBF Energy Inc. Class A	6,808	242
	Patterson-UTI Energy Inc.	28,027	239
*	Seadrill Ltd.	4,912	216
	Crescent Energy Co. Class A	18,367	214
	Northern Oil & Gas Inc.	7,615	210
	Delek US Holdings Inc.	4,889	186
*	DNOW Inc.	14,874	175
	Solaris Energy Infrastructure Inc.	3,477	173
*	Par Pacific Holdings Inc.	3,908	167
	Kinetik Holdings Inc.	3,649	166
*	Plug Power Inc.	88,118	158
*	Alpha Metallurgical Resources Inc.	927	151
*	Calumet Inc.	5,496	148
*	Talos Energy Inc.	10,764	132
*	National Energy Services Reunited Corp.	5,002	125
*	Expro Group Holdings NV	6,988	125
*	Borr Drilling Ltd.	20,345	125
*	Comstock Resources Inc.	6,145	121
*	American Superconductor Corp.	3,643	119
*	Bristow Group Inc.	2,384	114
	World Kinect Corp.	4,276	107
*	Helix Energy Solutions Group Inc.	10,949	101
	Select Water Solutions Inc.	7,318	100
*	Array Technologies Inc.	12,674	96
*	TETRA Technologies Inc.	10,512	91
*	Nabors Industries Ltd. (XNYS)	1,160	91
*	NPK International Inc.	6,159	89
*	Kosmos Energy Ltd.	37,991	89
*	ProPetro Holding Corp.	6,740	82
*	Shoals Technologies Group Inc. Class A	13,775	82
*	Innovex International Inc.	3,116	82
*	REX American Resources Corp.	2,286	81
*	Fluence Energy Inc.	5,121	80
*	Ameresco Inc. Class A	2,460	75
*	Green Plains Inc.	5,035	69
*	T1 Energy Inc.	10,476	65
	Diversified Energy Co.	4,726	65
*	NextDecade Corp.	11,813	64
	Core Laboratories Inc.	3,538	62
*	BKV Corp.	1,836	58
*	CVR Energy Inc.	2,354	57
	Atlas Energy Solutions Inc.	5,915	57
	SandRidge Energy Inc.	3,142	55
*	Oil States International Inc.	4,101	54
	VAALCO Energy Inc.	9,760	50
	RPC Inc.	8,431	49
*	Forum Energy Technologies Inc.	851	49
*	Ramaco Resources Inc. Class A	3,202	48
*	Sable Offshore Corp.	5,784	48
	Vitesse Energy Inc.	2,426	47
*	Hallador Energy Co.	2,358	43
*	Solid Power Inc.	11,946	42

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	SunCoke Energy Inc.	6,780	39
	Riley Exploration Permian Inc.	1,248	36
	Flowco Holdings Inc. Class A	1,407	32
*	Gevo Inc.	16,625	30
	Ranger Energy Services Inc. Class A	1,687	29
	Natural Gas Services Group Inc.	739	28
*	EVgo Inc.	10,019	27
	NACCO Industries Inc. Class A	372	21
*	Summit Midstream Corp.	715	21
*	Matrix Service Co.	1,843	20
	Granite Ridge Resources Inc.	3,992	20
*	Flotek Industries Inc.	1,288	20
*	Infinity Natural Resources Inc. Class A	1,073	18
	W&T Offshore Inc.	5,569	15
	Energy Services of America Corp.	992	15
*,1	New Fortress Energy Inc.	12,249	13
*	SEACOR Marine Holdings Inc.	1,584	12
	Evolution Petroleum Corp.	2,539	11
*	Kolibri Global Energy Inc.	2,953	11
*	DMC Global Inc.	1,510	9
	Epsilon Energy Ltd.	1,853	9
*	ProFrac Holding Corp. Class A	1,689	8
*	SunPower Inc.	6,494	8
	FutureFuel Corp.	1,670	7
	HighPeak Energy Inc.	1,303	7
*	Montauk Renewables Inc.	4,337	7
*	Mammoth Energy Services Inc.	2,358	5
*	Empire Petroleum Corp. (XASE)	1,114	4
*	OPAL Fuels Inc. Class A	1,961	4
*	Solv Energy Inc. Class A	89	3
*	PrimeEnergy Resources Corp.	11	2
*	ARKO Petroleum Corp.	70	1
			197,561
Financials (10.5%)
*	Berkshire Hathaway Inc. Class B	149,301	75,390
	JPMorgan Chase & Co. (XYNS)	205,877	61,825
	Bank of America Corp. (XNYS)	513,145	25,570
	Wells Fargo & Co.	254,429	20,723
	Goldman Sachs Group Inc. (XYNS)	22,615	19,439
	Morgan Stanley	93,201	15,519
	Citigroup Inc. (XNYS)	135,261	14,904
	Charles Schwab Corp.	138,112	13,148
	Blackrock Inc.	12,346	13,127
	S&P Global Inc.	24,536	10,842
	Progressive Corp.	47,429	10,134
	Chubb Ltd.	29,600	10,089
	CME Group Inc.	29,107	9,300
	Intercontinental Exchange Inc.	46,169	7,578
	Marsh & McLennan Cos. Inc.	39,941	7,459
	US Bancorp	126,335	6,905
	Blackstone Inc.	60,021	6,805
	PNC Financial Services Group Inc.	31,966	6,788
	Bank of New York Mellon Corp.	56,461	6,724
	Moody's Corp.	12,584	6,010
	Aon plc Class A (XNYS)	16,990	5,700
	Travelers Cos. Inc.	18,019	5,561
	Truist Financial Corp.	104,384	5,147
	KKR & Co. Inc.	54,844	4,809
	Arthur J Gallagher & Co.	20,507	4,680
	Allstate Corp.	21,358	4,582
*	Robinhood Markets Inc. Class A	59,846	4,539
	Aflac Inc.	38,854	4,388
*	NU Holdings Ltd. Class A	270,537	4,053
	Fifth Third Bancorp	72,986	3,611
	American International Group Inc.	44,791	3,605
	Ameriprise Financial Inc.	7,521	3,536
	Apollo Global Management Inc.	33,314	3,485
	MSCI Inc.	5,894	3,370
	MetLife Inc.	45,015	3,244

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	Nasdaq Inc.	36,609	3,206
	Hartford Insurance Group Inc.	22,729	3,201
*	Coinbase Global Inc. Class A	18,019	3,169
	State Street Corp.	22,500	2,894
*	Arch Capital Group Ltd.	28,849	2,889
	Prudential Financial Inc.	28,341	2,788
	Huntington Bancshares Inc.	161,908	2,720
	M&T Bank Corp.	12,412	2,693
	Cboe Global Markets Inc.	8,493	2,546
	Interactive Brokers Group Inc. Class A	34,646	2,466
	Willis Towers Watson plc	7,741	2,362
	Raymond James Financial Inc.	14,407	2,205
	Northern Trust Corp.	15,236	2,180
*	Markel Group Inc.	1,009	2,091
	Citizens Financial Group Inc.	34,699	2,089
	Cincinnati Financial Corp.	12,457	2,043
	Regions Financial Corp.	71,185	1,981
	LPL Financial Holdings Inc.	6,441	1,935
	Broadridge Financial Solutions Inc.	9,427	1,752
*	SoFi Technologies Inc.	97,689	1,735
	Ares Management Corp. Class A	15,196	1,702
	W R Berkley Corp.	23,474	1,683
	Brown & Brown Inc.	23,434	1,683
	Principal Financial Group Inc.	17,583	1,678
	T Rowe Price Group Inc.	17,524	1,658
	KeyCorp.	76,073	1,578
	Loews Corp.	13,631	1,500
	Brookfield Asset Management Ltd. Class A	31,050	1,452
	First Citizens BancShares Inc. Class A	732	1,389
	Rocket Cos. Inc. Class A	76,227	1,387
	Annaly Capital Management Inc.	55,191	1,283
	East West Bancorp Inc.	11,064	1,211
	Tradeweb Markets Inc. Class A	9,479	1,168
	Reinsurance Group of America Inc. Class A	5,339	1,152
	Everest Group Ltd.	3,368	1,130
	RenaissanceRe Holdings Ltd.	3,652	1,105
	Carlyle Group Inc.	21,207	1,103
	Fidelity National Financial Inc.	20,777	1,099
	Pinnacle Financial Partners Inc.	12,050	1,094
	Equitable Holdings Inc.	24,380	981
	Unum Group	13,657	980
	AGNC Investment Corp.	86,085	965
	First Horizon Corp.	40,406	961
	Webster Financial Corp.	13,250	956
	Assurant Inc.	4,096	940
	Globe Life Inc.	6,410	931
	Evercore Inc. Class A	2,972	918
	Stifel Financial Corp.	11,943	884
	Ally Financial Inc.	22,250	878
	Southstate Bank Corp.	8,097	799
	Old Republic International Corp.	18,459	791
	Invesco Ltd.	29,233	768
	Wintrust Financial Corp.	5,261	758
	Popular Inc.	5,315	719
	American Financial Group Inc.	5,362	713
	Houlihan Lokey Inc.	4,347	712
	Kinsale Capital Group Inc.	1,803	703
	Western Alliance Bancorp	8,716	700
	XP Inc. Class A	32,162	692
	Affiliated Managers Group Inc.	2,231	683
	Columbia Banking System Inc.	24,019	683
	UMB Financial Corp.	5,811	673
	SEI Investments Co.	8,239	670
	Cullen / Frost Bankers Inc.	4,819	666
	Zions Bancorp NA	11,562	662
	Primerica Inc.	2,606	661
	Franklin Resources Inc.	24,591	653
	FactSet Research Systems Inc.	3,005	652
	Old National Bancorp	28,082	649
	Axis Capital Holdings Ltd.	6,002	635

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	FirstCash Holdings Inc.	3,159	609
	Jackson Financial Inc. Class A	5,552	608
	MarketAxess Holdings Inc.	2,941	565
	First American Financial Corp.	7,894	553
	Corebridge Financial Inc.	21,411	553
	Jefferies Financial Group Inc.	12,430	552
	Blue Owl Capital Inc.	51,522	544
	Commerce Bancshares Inc.	10,474	534
	OneMain Holdings Inc.	9,598	528
	Janus Henderson Group plc	10,057	524
*	Clearwater Analytics Holdings Inc. Class A	22,367	523
	Voya Financial Inc.	7,809	522
	Prosperity Bancshares Inc.	7,319	515
	Hanover Insurance Group Inc.	2,837	512
*	StoneX Group Inc.	3,968	506
	Starwood Property Trust Inc.	28,124	501
	Valley National Bancorp	38,111	481
	Lincoln National Corp.	13,908	477
	MGIC Investment Corp.	17,998	477
	FNB Corp.	27,981	475
	Glacier Bancorp Inc.	10,274	467
	TPG Inc.	10,745	467
	Essent Group Ltd.	7,663	466
	United Bankshares Inc.	11,254	465
*	Riot Platforms Inc.	27,997	456
	Rithm Capital Corp.	45,264	455
	Hancock Whitney Corp.	6,782	446
	White Mountains Insurance Group Ltd.	198	440
	Atlantic Union Bankshares Corp.	11,505	426
	Home BancShares Inc.	15,132	416
	RLI Corp.	6,655	415
	Piper Sandler Cos.	1,391	411
	Selective Insurance Group Inc.	4,885	411
	Ameris Bancorp	5,245	407
	Bank OZK	8,573	399
*	Axos Financial Inc.	4,420	384
	Lazard Inc.	7,541	382
	Radian Group Inc.	11,047	381
	Associated Banc-Corp.	13,591	359
*	Texas Capital Bancshares Inc.	3,715	354
	Moelis & Co. Class A	5,921	351
	Hamilton Lane Inc. Class A	3,307	347
	Eastern Bankshares Inc.	17,757	347
	ServisFirst Bancshares Inc.	4,226	342
	First Financial Bankshares Inc.	10,922	338
	Morningstar Inc.	1,839	337
	Ryan Specialty Holdings Inc.	8,571	337
	CNO Financial Group Inc.	7,761	324
	United Community Banks Inc.	10,071	324
*	Circle Internet Group Inc.	3,832	320
	Independent Bank Corp. (XNGS)	4,040	315
	Assured Guaranty Ltd.	3,637	314
	Flagstar Bank NA	24,754	314
	SLM Corp.	16,437	308
	Fulton Financial Corp.	14,791	302
	International Bancshares Corp.	4,489	301
	Renasant Corp.	7,744	292
	WSFS Financial Corp.	4,594	292
	BankUnited Inc.	6,045	282
*	Brighthouse Financial Inc.	4,706	282
	BGC Group Inc. Class A	29,640	282
	First BanCorp (XNYS)	13,051	276
	WesBanco Inc.	7,923	276
*	Genworth Financial Inc.	32,528	275
*	Enova International Inc.	1,969	274
	PJT Partners Inc. Class A	1,846	273
	Community Financial System Inc.	4,437	269
	Virtu Financial Inc. Class A	6,424	266
*	MARA Holdings Inc.	29,783	266
*	Palomar Holdings Inc.	2,145	265

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	Bread Financial Holdings Inc.	3,688	261
	First Interstate BancSystem Inc. Class A	7,369	255
	Blackstone Mortgage Trust Inc. Class A	13,108	252
	Cathay General Bancorp	5,063	252
*	NMI Holdings Inc.	6,418	252
*	Lemonade Inc.	4,873	252
	First Hawaiian Inc.	10,039	249
	Victory Capital Holdings Inc. Class A	3,558	246
	StepStone Group Inc. Class A	5,712	246
	Bank of Hawaii Corp.	3,224	244
	Simmons First National Corp. Class A	11,869	236
	First Financial Bancorp	8,224	231
	Nicolet Bankshares Inc.	1,497	229
	BOK Financial Corp.	1,777	223
	PennyMac Financial Services Inc.	2,401	221
	Provident Financial Services Inc.	10,528	221
	Seacoast Banking Corp. of Florida	7,079	220
*	Oscar Health Inc. Class A	16,105	220
	First Merchants Corp.	5,325	208
	Towne Bank	6,033	207
	Beacon Financial Corp.	6,914	206
	Trustmark Corp.	4,837	206
	CVB Financial Corp.	10,614	204
	Park National Corp.	1,231	203
	WaFd Inc.	6,513	203
	Artisan Partners Asset Management Inc. Class A	4,995	201
	Mercury General Corp.	2,199	199
	BancFirst Corp.	1,788	197
	Marex Group plc	4,524	197
	Banc of California Inc.	10,533	195
	NBT Bancorp Inc.	4,508	193
	FB Financial Corp.	3,478	190
*	Upstart Holdings Inc.	6,761	184
	Enterprise Financial Services Corp.	3,176	181
*	Bancorp Inc.	3,438	180
	First Busey Corp.	7,065	179
*	SiriusPoint Ltd.	8,437	178
*,1	Freedom Holding Corp.	1,465	176
*	Credit Acceptance Corp.	366	173
	First Bancorp / Southern Pines NC	3,046	173
	WisdomTree Inc.	10,123	173
	Bank of NT Butterfield & Son Ltd.	3,323	169
	ARMOUR Residential REIT Inc.	9,239	166
	Banner Corp.	2,811	165
	Pathward Financial Inc.	1,815	165
*	Customers Bancorp Inc.	2,439	164
	Dynex Capital Inc.	11,721	164
	Stewart Information Services Corp.	2,291	163
	First Commonwealth Financial Corp.	9,195	161
	Kemper Corp.	4,996	161
*	Dave Inc.	825	159
	HCI Group Inc.	866	153
	Horace Mann Educators Corp.	3,524	153
	Northwest Bancshares Inc.	12,201	152
	City Holding Co.	1,216	146
	Cohen & Steers Inc.	2,180	146
	Stellar Bancorp Inc.	3,861	145
	S&T Bancorp Inc.	3,410	143
	Burford Capital Ltd.	16,743	141
*	Skyward Specialty Insurance Group Inc.	3,007	140
	Stock Yards Bancorp Inc.	2,173	139
	Hilltop Holdings Inc.	3,697	138
	OFG Bancorp	3,413	137
*	LendingClub Corp.	9,141	136
*	Baldwin Insurance Group Inc.	5,800	135
	German American Bancorp Inc.	3,130	129
*	Webull Corp.	22,244	129
	Arbor Realty Trust Inc.	16,153	128
	Lakeland Financial Corp.	2,127	124
	TriCo Bancshares	2,601	124

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	Walker & Dunlop Inc.	2,648	122
	Acadian Asset Management Inc.	2,239	121
	Apollo Commercial Real Estate Finance Inc.	11,234	119
	National Bank Holdings Corp. Class A	2,970	119
*	Encore Capital Group Inc.	1,735	118
	Hope Bancorp Inc.	10,444	118
	1st Source Corp.	1,737	116
	Nelnet Inc. Class A	891	115
	Federal Agricultural Mortgage Corp. Class C	724	114
	Banco Latinoamericano de Comercio Exterior SA	2,234	112
*	Hamilton Insurance Group Ltd. Class B	3,521	111
	QCR Holdings Inc.	1,245	108
	Live Oak Bancshares Inc.	2,806	102
*	Goosehead Insurance Inc. Class A	1,863	101
*	Triumph Financial Inc.	1,774	99
	Dime Community Bancshares Inc.	3,050	99
	ConnectOne Bancorp Inc.	3,702	98
*	ProAssurance Corp.	3,966	97
	Ellington Financial Inc.	7,704	96
	Perella Weinberg Partners	5,180	96
	Community Trust Bancorp Inc.	1,590	95
	Westamerica BanCorp	1,857	94
	Chimera Investment Corp.	6,922	94
	Ladder Capital Corp.	8,736	91
	Origin Bancorp Inc.	2,184	91
	Safety Insurance Group Inc.	1,176	91
	Enact Holdings Inc.	2,186	91
	Bank First Corp.	665	90
	Two Harbors Investment Corp.	8,706	90
	CNA Financial Corp.	1,852	89
	Orchid Island Capital Inc.	11,950	89
	Fidelis Insurance Holdings Ltd.	4,540	87
	Peoples Bancorp Inc.	2,680	86
	Merchants Bancorp	1,988	84
	Tompkins Financial Corp.	1,092	84
	MFA Financial Inc.	8,342	84
	PennyMac Mortgage Investment Trust	6,576	81
*	Bullish	2,591	81
	Preferred Bank	896	79
	OceanFirst Financial Corp.	4,314	78
	Old Second Bancorp Inc.	3,950	78
	Employers Holdings Inc.	1,858	77
*	Trupanion Inc.	2,846	76
	Univest Financial Corp.	2,271	76
*	Coastal Financial Corp.	1,008	75
*	Miami International Holdings Inc.	1,768	75
	Byline Bancorp Inc.	2,334	73
	Patria Investments Ltd. Class A	5,397	71
	TFS Financial Corp.	4,984	70
	Universal Insurance Holdings Inc.	1,997	70
	Virtus Investment Partners Inc.	503	70
	First Mid Bancshares Inc.	1,684	69
	Amalgamated Financial Corp.	1,800	69
	Central Pacific Financial Corp.	2,109	67
	F&G Annuities & Life Inc.	2,949	67
	Amerant Bancorp Inc.	3,024	65
	Heritage Financial Corp.	2,471	65
	Southside Bancshares Inc.	2,074	65
	United Fire Group Inc.	1,661	65
	Brookfield Business Corp. Class A	1,882	65
	Capitol Federal Financial Inc.	8,955	64
	Hanmi Financial Corp.	2,460	64
	Northeast Bank	575	64
	NB Bancorp Inc.	2,985	64
	Burke & Herbert Financial Services Corp.	965	62
	Redwood Trust Inc.	10,026	61
	UWM Holdings Corp.	13,891	61
	TrustCo Bank Corp. NY	1,416	61
	Camden National Corp.	1,301	60
	Heritage Commerce Corp.	4,791	60

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	Esquire Financial Holdings Inc.	594	60
*	Porch Group Inc.	7,365	60
	Mercantile Bank Corp.	1,147	59
	Metropolitan Bank Holding Corp.	696	59
	Mechanics Bancorp Class A	4,080	58
	Business First Bancshares Inc.	2,078	57
	CNB Financial Corp.	2,024	57
	First Financial Corp.	896	57
*	Heritage Insurance Holdings Inc.	2,038	57
	Horizon Bancorp Inc.	3,414	57
	Washington Trust Bancorp Inc.	1,693	57
	Franklin BSP Realty Trust Inc. REIT	6,224	57
	Eagle Bancorp Inc.	2,201	56
	Independent Bank Corp.	1,623	56
	GCM Grosvenor Inc. Class A	4,625	54
	Brightspire Capital Inc.	9,192	53
	Adamas Trust Inc.	6,407	53
*	Root Inc. Class A	1,011	52
	Cannae Holdings Inc.	4,170	51
*	PRA Group Inc.	3,246	51
	Invesco Mortgage Capital Inc. REIT	6,048	51
	HomeTrust Bancshares Inc.	1,198	50
	Southern Missouri Bancorp Inc.	801	50
	Mid Penn Bancorp Inc.	1,553	50
	Financial Institutions Inc.	1,506	47
	First Community Bankshares Inc.	1,193	47
	Orrstown Financial Services Inc.	1,318	47
	Five Star Bancorp	1,210	47
	Capital City Bank Group Inc.	1,082	46
	Navient Corp.	5,272	46
	AMERISAFE Inc.	1,397	45
	SmartFinancial Inc.	1,145	45
*	Columbia Financial Inc.	2,468	44
	Equity Bancshares Inc. Class A	980	44
	Republic Bancorp Inc. Class A	631	44
*	Third Coast Bancshares Inc.	1,111	44
	Northrim BanCorp Inc.	1,844	43
	Alerus Financial Corp.	1,812	43
	Peapack-Gladstone Financial Corp.	1,269	42
*	Hippo Holdings Inc.	1,455	42
	Great Southern Bancorp Inc.	665	41
	Shore Bancshares Inc.	2,181	41
	TPG RE Finance Trust Inc.	4,886	41
	Metrocity Bankshares Inc.	1,476	41
	Arrow Financial Corp.	1,202	40
	Diamond Hill Investment Group Inc.	233	40
	Peoples Financial Services Corp.	733	39
	South Plains Financial Inc.	957	39
	Compass Diversified Holdings	5,220	39
*	Slide Insurance Holdings Inc.	2,048	39
	Civista Bancshares Inc.	1,608	38
	Farmers National Banc Corp.	2,870	37
	First Business Financial Services Inc.	671	37
	Northfield Bancorp Inc.	2,767	37
	Sierra Bancorp	1,016	37
	Flushing Financial Corp.	2,353	36
	Midland States Bancorp Inc.	1,640	36
	ACNB Corp.	711	36
	Ridgepost Capital Inc. Class A	4,420	36
*	Forge Global Holdings Inc.	802	36
	Hingham Institution for Savings	127	35
*	Southern First Bancshares Inc.	624	35
	Bar Harbor Bankshares	1,058	34
	Home Bancorp Inc.	569	34
	RBB Bancorp	1,525	33
	Red River Bancshares Inc.	373	33
	Orange County Bancorp Inc.	984	33
*	Bowhead Specialty Holdings Inc.	1,312	33
*	Firstsun Capital Bancorp	905	33
*	First Foundation Inc.	5,503	32

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	LendingTree Inc.	850	32
	ChoiceOne Financial Services Inc.	1,115	32
*	Carter Bankshares Inc.	1,543	32
	California BanCorp	1,775	32
	Community West Bancshares	1,322	31
	Kearny Financial Corp.	3,943	30
*	Greenlight Capital Re Ltd. Class A	2,119	30
	Capital Bancorp Inc.	1,007	30
*	Bridgewater Bancshares Inc.	1,592	29
	Northpointe Bancshares Inc.	1,606	29
	KKR Real Estate Finance Trust Inc.	4,036	28
	Tiptree Inc.	1,623	28
	Plumas Bancorp	559	28
	NewtekOne Inc.	2,285	28
	Abacus Global Management Inc.	3,074	28
	Bank of Marin Bancorp	1,088	27
	Investors Title Co.	115	27
	MVB Financial Corp.	1,009	27
*	World Acceptance Corp.	198	27
	Northeast Community Bancorp Inc.	1,134	27
	Citizens & Northern Corp.	1,172	26
	American Coastal Insurance Corp.	2,292	26
	Farmers & Merchants Bancorp Inc.	957	25
	First Bank	1,550	25
	Unity Bancorp Inc.	478	25
	BayCom Corp.	820	24
	First Bancorp Inc. (XNGS)	856	24
	Regional Management Corp.	744	24
	West BanCorp. Inc.	973	24
	Ares Commercial Real Estate Corp.	4,620	23
	Ready Capital Corp.	12,196	23
	Timberland Bancorp Inc.	615	23
	Primis Financial Corp.	1,742	23
	Bankwell Financial Group Inc.	479	22
	Colony Bankcorp Inc.	1,100	22
	FVCBankcorp Inc.	1,374	21
*	MBIA Inc.	3,232	21
	Ames National Corp.	785	21
	Blue Ridge Bankshares Inc.	5,182	21
	OppFi Inc.	2,271	21
*	Ponce Financial Group Inc.	1,277	21
*	Octave Specialty Group Inc.	3,709	20
	Donegal Group Inc. Class A	1,136	20
	Investar Holding Corp.	724	20
	Norwood Financial Corp.	678	20
	Waterstone Financial Inc.	1,100	20
	Fidelity D&D Bancorp Inc.	452	20
	HBT Financial Inc.	760	20
*	Blue Foundry Bancorp	1,519	20
	LCNB Corp.	1,148	19
	National Bankshares Inc.	499	19
*	Claros Mortgage Trust Inc.	7,796	19
	John Marshall Bancorp Inc.	988	19
*	FB Bancorp Inc.	1,446	19
	Chemung Financial Corp.	330	18
	Western New England Bancorp Inc.	1,403	18
*	First Western Financial Inc.	727	18
	TPG Mortgage Investment Trust Inc.	2,198	18
*	Kingsway Financial Services Inc.	1,490	18
*	GBank Financial Holdings Inc.	585	18
	Jefferson Capital Inc.	896	18
	FS Bancorp Inc.	423	17
	First Community Corp.	583	17
	Oak Valley Bancorp	541	17
	Franklin Financial Services Corp.	329	17
*	Onity Group Inc.	403	17
	Chicago Atlantic Real Estate Finance Inc.	1,430	17
	Citizens Financial Services Inc.	279	17
	James River Group Holdings Inc.	2,391	17
	C&F Financial Corp.	215	16

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	First United Corp.	457	16
	First National Corp.	607	16
	USCB Financial Holdings Inc.	823	16
*	Citizens Inc.	2,786	15
	Middlefield Banc Corp.	448	15
	PCB Bancorp	679	15
	Parke Bancorp Inc.	546	15
	Medallion Financial Corp.	1,443	15
*	Oportun Financial Corp.	2,836	15
	Hawthorn Bancshares Inc.	451	15
	Virginia National Bankshares Corp.	378	15
	Linkbancorp Inc.	1,740	15
*	Velocity Financial Inc.	735	14
	Meridian Corp.	716	14
	Seven Hills Realty Trust	1,689	14
*	AlTi Global Inc.	3,182	14
*	Ategrity Specialty Holdings LLC	629	14
*	Commercial Bancgroup Inc.	535	14
	CB Financial Services Inc.	360	13
	Crawford & Co. Class A	1,234	13
	Peoples Bancorp of North Carolina Inc.	338	13
	First Capital Inc.	254	13
	Eagle Bancorp Montana Inc.	612	13
	Citizens Community Bancorp Inc.	775	13
*	loanDepot Inc. Class A	6,308	13
*	BV Financial Inc.	699	13
*	Better Home & Finance Holding Co.	400	13
	Eagle Financial Services Inc.	366	13
*	American Integrity Insurance Group Inc.	624	13
	Ohio Valley Banc Corp.	293	12
	Greene County Bancorp Inc.	550	12
	MainStreet Bancshares Inc.	553	12
	CF Bankshares Inc.	398	12
	OP Bancorp	911	12
*	Finwise Bancorp	697	12
	Finward Bancorp	313	12
*	Bakkt Inc.	1,271	12
*	Avidbank Holdings Inc.	402	12
	First Internet Bancorp	565	11
	Kingstone Cos. Inc.	639	11
	Riverview Bancorp Inc.	2,062	11
	United Security Bancshares	1,091	11
*	Pioneer Bancorp Inc.	748	11
	Bank7 Corp.	277	11
*	Open Lending Corp.	8,535	11
*	Security National Financial Corp. Class A	1,227	11
	Landmark Bancorp Inc.	394	11
	Nexpoint Real Estate Finance Inc.	734	11
*	ECB Bancorp Inc.	620	11
	SR Bancorp Inc.	670	11
*	Chain Bridge Bancorp Inc. Class A	318	11
	CoastalSouth Bancshares Inc.	429	11
	BCB Bancorp Inc.	1,278	10
	Westwood Holdings Group Inc.	587	10
*	Selectquote Inc.	12,081	10
	Richmond Mutual BanCorp. Inc.	710	10
	SB Financial Group Inc.	479	10
	Silvercrest Asset Management Group Inc. Class A	661	10
	NexPoint Diversified Real Estate Trust	2,250	10
	Union Bankshares Inc.	385	9
	Sound Financial Bancorp Inc.	222	9
*	ACRES Commercial Realty Corp.	481	9
	Princeton Bancorp Inc.	270	9
	Hanover Bancorp Inc.	446	9
*	Patriot National Bancorp Inc.	6,993	9
	Rithm Property Trust Inc.	612	9
	Angel Oak Mortgage REIT Inc.	891	8
	Sunrise Realty Trust Inc.	887	8
*	Finance of America Cos. Inc. Class A	399	8
*	Innventure Inc.	2,682	8

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	Strive Inc. Class A	960	8
*	NI Holdings Inc.	442	6
*	Consumer Portfolio Services Inc.	721	6
	Lument Finance Trust Inc.	4,310	6
*	Kestrel Group Ltd.	368	6
*	Prairie Operating Co.	2,415	4
*	eHealth Inc.	2,506	3
*	Ethos Technologies Inc. Class A	148	2
*	Bitgo Holdings Inc. Class A	113	1
*,2	Sterling Bancorp Inc.	1,575	—
*	GoHealth Inc. Class A	342	—
			564,250
Health Care (9.8%)
	Eli Lilly & Co.	64,842	68,213
	Johnson & Johnson	194,780	48,389
	AbbVie Inc.	143,389	33,278
	Merck & Co. Inc.	203,905	25,248
	UnitedHealth Group Inc.	73,647	21,598
	Amgen Inc.	43,523	16,894
	Abbott Laboratories	140,167	16,308
	Thermo Fisher Scientific Inc.	30,571	15,931
	Gilead Sciences Inc.	100,767	15,009
*	Intuitive Surgical Inc.	28,567	14,384
	Pfizer Inc.	459,587	12,708
	Stryker Corp.	27,870	10,798
	Danaher Corp.	50,965	10,735
*	Vertex Pharmaceuticals Inc.	20,803	10,336
	Bristol-Myers Squibb Co.	164,893	10,284
	Medtronic plc	103,818	10,139
*	Boston Scientific Corp.	119,468	9,181
	HCA Healthcare Inc.	13,116	6,948
	Regeneron Pharmaceuticals Inc.	8,206	6,414
	Cigna Group	21,316	6,178
	Elevance Health Inc. (XNYS)	17,688	5,660
	Zoetis Inc.	36,098	4,732
	Cardinal Health Inc.	19,321	4,429
*	IDEXX Laboratories Inc.	6,448	4,235
	Becton Dickinson & Co.	23,149	4,085
*	Edwards Lifesciences Corp.	46,562	4,026
*	Alnylam Pharmaceuticals Inc.	10,254	3,414
	GE HealthCare Technologies Inc.	37,009	3,119
	ResMed Inc.	11,813	3,027
	Agilent Technologies Inc.	23,055	2,798
*	Waters Corp.	7,947	2,538
*	Insmed Inc.	16,905	2,524
*	IQVIA Holdings Inc.	13,661	2,443
*	Dexcom Inc.	31,620	2,322
*	Biogen Inc.	11,787	2,261
*	Natera Inc.	10,483	2,181
*	Veeva Systems Inc. Class A	11,921	2,170
	STERIS plc	7,956	2,008
	Labcorp Holdings Inc.	6,757	1,954
	Quest Diagnostics Inc.	9,039	1,915
	Humana Inc.	9,784	1,864
*	Centene Corp.	39,737	1,783
*	United Therapeutics Corp.	3,420	1,723
*	Tenet Healthcare Corp.	7,058	1,690
*	Illumina Inc.	12,441	1,673
	Zimmer Biomet Holdings Inc.	16,049	1,580
*	Exact Sciences Corp.	15,050	1,556
*	Moderna Inc.	28,909	1,549
	West Pharmaceutical Services Inc.	5,800	1,475
	Royalty Pharma plc Class A	31,473	1,454
*	Revolution Medicines Inc.	14,012	1,429
*	Insulet Corp.	5,665	1,397
	Viatris Inc.	93,520	1,396
*	Hologic Inc.	18,001	1,357
*	Cooper Cos. Inc.	16,130	1,350
*	Incyte Corp.	13,022	1,319

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	Align Technology Inc.	5,553	1,056
*	Elanco Animal Health Inc. (XNYS)	39,619	1,046
*	Ionis Pharmaceuticals Inc.	12,835	1,042
*	Penumbra Inc.	3,018	1,039
*	Neurocrine Biosciences Inc.	7,839	1,037
	Ensign Group Inc.	4,489	961
*	BioMarin Pharmaceutical Inc.	15,454	954
*	Exelixis Inc.	21,285	938
	Revvity Inc.	9,415	926
*	Guardant Health Inc.	9,771	917
*	Roivant Sciences Ltd.	31,687	917
	Universal Health Services Inc. Class B	4,345	895
*	Jazz Pharmaceuticals plc	4,691	891
*	Solventum Corp.	11,956	887
	Encompass Health Corp.	8,042	868
*	Globus Medical Inc. Class A	9,072	866
	Baxter International Inc.	41,514	846
*	Bridgebio Pharma Inc.	12,662	842
	QIAGEN NV	16,497	822
*	Medpace Holdings Inc.	1,806	816
	Bio-Techne Corp.	12,513	738
*	Charles River Laboratories International Inc.	3,956	706
*	Henry Schein Inc.	8,442	696
*	Arrowhead Pharmaceuticals Inc.	10,706	677
*	Praxis Precision Medicines Inc.	1,973	664
*	Halozyme Therapeutics Inc.	9,365	651
*	Masimo Corp.	3,666	643
*	Madrigal Pharmaceuticals Inc.	1,487	642
*	Molina Healthcare Inc.	4,105	632
*	Vaxcyte Inc.	9,849	608
*	Cytokinetics Inc.	9,467	589
*	Repligen Corp.	4,270	550
*	Krystal Biotech Inc.	1,990	549
*	Glaukos Corp.	4,502	542
*	Axsome Therapeutics Inc.	3,266	535
*	HealthEquity Inc.	6,874	526
*	Avantor Inc.	53,526	484
	Chemed Corp.	1,130	463
*	DaVita Inc.	2,851	446
	Teleflex Inc.	3,624	442
*	Protagonist Therapeutics Inc.	4,679	431
*	Cogent Biosciences Inc.	11,074	430
*	PTC Therapeutics Inc.	6,244	426
*	CRISPR Therapeutics AG	7,054	424
*	Bio-Rad Laboratories Inc. Class A	1,496	417
*	Option Care Health Inc.	12,844	417
*	Kymera Therapeutics Inc.	4,528	414
*	Nuvalent Inc. Class A	4,063	414
*	Tempus AI Inc.	7,773	414
*	Lantheus Holdings Inc.	5,373	402
*	Rhythm Pharmaceuticals Inc.	4,303	399
*	Alkermes plc	13,185	397
*	TransMedics Group Inc.	2,683	390
*	Envista Holdings Corp.	13,194	385
*	RadNet Inc.	5,497	384
*	BrightSpring Health Services Inc.	8,955	371
*	Merit Medical Systems Inc.	4,708	363
*	TG Therapeutics Inc.	11,677	351
*	IRhythm Holdings Inc.	2,542	340
*	Amicus Therapeutics Inc.	23,600	339
	Bruker Corp.	8,413	337
*	Crinetics Pharmaceuticals Inc.	7,900	325
*	Indivior Pharmaceuticals Inc.	9,809	321
*	LivaNova plc	4,450	314
*	Ligand Pharmaceuticals Inc.	1,571	312
*	Arcellx Inc.	2,680	305
*	Mirum Pharmaceuticals Inc.	3,270	302
*	ICU Medical Inc.	1,958	295
*	ADMA Biologics Inc.	18,820	293
*	Viking Therapeutics Inc.	8,644	292

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	Celcuity Inc.	2,617	292
*	Terns Pharmaceuticals Inc.	6,907	291
*	Scholar Rock Holding Corp.	6,527	289
*	Brookdale Senior Living Inc.	18,829	288
*	Prestige Consumer Healthcare Inc.	3,964	275
*	Corcept Therapeutics Inc.	7,637	273
*	Sotera Health Co.	16,625	270
*	CG oncology Inc.	4,565	268
*	Doximity Inc. Class A	10,824	265
*	Alignment Healthcare Inc.	13,752	264
*	Xenon Pharmaceuticals Inc.	5,992	259
*	ACADIA Pharmaceuticals Inc.	10,202	251
*	Haemonetics Corp.	3,930	249
*	Arcutis Biotherapeutics Inc.	9,036	244
*	Integer Holdings Corp.	2,801	243
*	Spyre Therapeutics Inc.	5,643	243
*	Tarsus Pharmaceuticals Inc.	3,174	240
*	Hims & Hers Health Inc.	16,453	239
	DENTSPLY SIRONA Inc.	16,137	237
*	Supernus Pharmaceuticals Inc.	4,291	235
*	Veracyte Inc.	6,355	233
*	Denali Therapeutics Inc.	10,929	231
*,1	ImmunityBio Inc.	23,434	229
*	Waystar Holding Corp.	8,779	225
*	Privia Health Group Inc.	9,449	224
	Concentra Group Holdings Parent Inc.	9,351	224
*	Twist Bioscience Corp.	4,733	222
*	Beam Therapeutics Inc.	7,782	221
*	Apogee Therapeutics Inc.	3,145	220
*	Catalyst Pharmaceuticals Inc.	9,490	219
*	Ideaya Biosciences Inc.	6,656	214
*	10X Genomics Inc. Class A	8,892	205
*	Travere Therapeutics Inc.	6,762	201
*	Neogen Corp.	17,366	195
*	Warby Parker Inc. Class A	7,806	195
*	Adaptive Biotechnologies Corp.	12,075	193
*	Erasca Inc.	13,882	190
*	Apellis Pharmaceuticals Inc.	8,949	188
*	Viridian Therapeutics Inc.	6,289	185
*	Vera Therapeutics Inc.	4,521	184
	LeMaitre Vascular Inc.	1,618	175
*	Ultragenyx Pharmaceutical Inc.	7,486	175
	National HealthCare Corp.	1,059	173
*	Acadia Healthcare Co. Inc.	7,163	168
*	Amneal Pharmaceuticals Inc.	11,945	165
*	BioCryst Pharmaceuticals Inc.	18,696	164
*	Immunovant Inc.	5,877	163
*	Edgewise Therapeutics Inc.	5,359	163
*	Immunome Inc.	7,403	162
*	Liquidia Corp.	5,118	159
*	Dyne Therapeutics Inc.	10,115	158
*	Summit Therapeutics Inc. (XNMS)	9,415	156
*	Addus HomeCare Corp.	1,499	155
	Organon & Co.	21,332	155
*	GRAIL Inc.	2,857	152
*	Celldex Therapeutics Inc.	5,031	151
	Perrigo Co. plc	11,350	150
*	Omnicell Inc.	3,608	148
*	Soleno Therapeutics Inc.	3,785	148
*	Syndax Pharmaceuticals Inc.	6,770	147
*	Vericel Corp.	4,108	147
*	Harrow Inc.	2,637	143
*	Pediatrix Medical Group Inc.	7,106	141
*	Disc Medicine Inc.	2,065	138
*	Inspire Medical Systems Inc.	2,126	137
*	Tandem Diabetes Care Inc.	5,414	137
*	Stoke Therapeutics Inc.	3,738	136
*	Aurinia Pharmaceuticals Inc.	9,589	136
*	Alumis Inc.	4,542	135
*	Agios Pharmaceuticals Inc.	4,392	133

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	Definium Therapeutics Inc.	7,589	132
*	Alphatec Holdings Inc.	9,614	131
*	Ocular Therapeutix Inc.	14,625	131
*	UFP Technologies Inc.	624	131
*	WaVe Life Sciences Ltd.	9,388	131
*	Ardelyx Inc.	19,726	129
*	Arcus Biosciences Inc.	6,292	128
	Select Medical Holdings Corp.	8,528	128
*	Nurix Therapeutics Inc.	8,012	128
*	QuidelOrtho Corp.	5,616	128
*	Artivion Inc.	3,297	127
*	Sarepta Therapeutics Inc.	7,602	127
*	PACS Group Inc.	3,490	127
*	Novavax Inc.	12,359	125
*	CorVel Corp.	2,376	123
*	GeneDx Holdings Corp.	1,532	122
*	AtriCure Inc.	3,861	121
	CONMED Corp.	2,626	121
*	Healthcare Services Group Inc.	5,552	121
*	Relay Therapeutics Inc.	11,792	121
*	Olema Pharmaceuticals Inc.	4,881	118
*	Nuvation Bio Inc.	19,595	116
*	Intellia Therapeutics Inc.	8,319	115
*	Axogen Inc.	3,608	114
*	Recursion Pharmaceuticals Inc. Class A	30,820	113
*	Enovis Corp.	4,387	112
*	Innoviva Inc.	4,843	111
*	ANI Pharmaceuticals Inc.	1,500	111
*	Novocure Ltd.	7,941	109
*	Amylyx Pharmaceuticals Inc.	7,178	109
*	Dianthus Therapeutics Inc.	1,977	109
*	Progyny Inc.	6,097	108
*	Mineralys Therapeutics Inc.	3,688	108
*	EyePoint Inc.	6,035	106
*	Oruka Therapeutics Inc.	3,065	105
*	Collegium Pharmaceutical Inc.	2,413	101
*	NeoGenomics Inc.	10,236	101
*	PROCEPT BioRobotics Corp.	4,449	101
	US Physical Therapy Inc.	1,197	99
*	Harmony Biosciences Holdings Inc.	3,386	97
*	Iovance Biotherapeutics Inc.	24,921	96
*	LifeStance Health Group Inc.	13,081	95
*	Zymeworks Inc.	4,085	95
*	Enliven Therapeutics Inc.	3,204	95
*	Tango Therapeutics Inc.	8,476	94
*	Surgery Partners Inc.	5,990	93
*	Biohaven Ltd.	7,946	92
*	Trevi Therapeutics Inc.	7,612	91
*	Pennant Group Inc.	2,614	88
*	Corvus Pharmaceuticals Inc.	4,779	87
*	Azenta Inc.	3,170	86
	Phibro Animal Health Corp. Class A	1,553	85
*	Taysha Gene Therapies Inc.	18,480	84
*	Maze Therapeutics Inc.	1,818	83
*	Capricor Therapeutics Inc.	2,952	82
*	Palvella Therapeutics Inc.	591	80
*	Fortrea Holdings Inc.	7,383	79
*	CareDx Inc.	4,148	78
*	AnaptysBio Inc.	1,400	77
*	MannKind Corp.	23,531	77
*	STAAR Surgical Co.	3,877	77
*	Kodiak Sciences Inc.	2,810	75
*	BioLife Solutions Inc.	3,056	74
*	Pacira BioSciences Inc.	3,388	74
*	Teladoc Health Inc.	13,852	73
*	AdaptHealth Corp.	7,963	73
*	MBX Biosciences Inc.	2,258	73
*	ORIC Pharmaceuticals Inc.	5,372	72
*	Cullinan Therapeutics Inc.	4,664	72
*	Xeris Biopharma Holdings Inc.	11,810	72

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	Medline Inc. Class A	1,507	72
*	Tyra Biosciences Inc.	2,121	71
*	Arvinas Inc.	5,248	70
	iRadimed Corp.	677	70
*	Xencor Inc.	5,480	70
*	Day One Biopharmaceuticals Inc.	6,636	70
*	Geron Corp. (XNGS)	41,165	69
*	Savara Inc.	11,396	69
*	Vir Biotechnology Inc.	7,593	69
*	Omeros Corp.	5,676	68
*	Esperion Therapeutics Inc.	19,901	67
*	Monte Rosa Therapeutics Inc.	3,773	67
*	Certara Inc.	9,357	66
*	Clover Health Investments Corp.	31,590	66
*	Rapport Therapeutics Inc.	2,260	66
*	Castle Biosciences Inc.	2,166	64
*	Astrana Health Inc.	3,101	63
*	UroGen Pharma Ltd.	2,918	63
*	Compass Therapeutics Inc.	11,073	63
*	Butterfly Network Inc.	15,975	61
*	Talkspace Inc.	12,556	61
*	AMN Healthcare Services Inc.	3,105	60
*	Integra LifeSciences Holdings Corp.	5,074	58
*	Enhabit Inc.	4,238	58
*	Amphastar Pharmaceuticals Inc.	2,754	56
*	Kura Oncology Inc.	6,461	56
*	Theravance Biopharma Inc.	3,092	56
*	Phreesia Inc.	4,522	56
*	Sana Biotechnology Inc.	13,302	56
	Jade Biosciences Inc.	3,760	56
*	Precigen Inc.	14,522	55
*	KalVista Pharmaceuticals Inc.	3,117	51
*	Inhibrx Biosciences Inc.	685	51
*	Arbutus Biopharma Corp.	10,647	50
*	Sionna Therapeutics Inc.	1,360	50
*,1	SELLAS Life Sciences Group Inc.	10,013	49
*	Tactile Systems Technology Inc.	1,644	48
	Embecta Corp.	4,651	48
*	ArriVent Biopharma Inc.	2,101	48
*	SI-BONE Inc.	3,038	47
*	Annexon Inc.	8,355	47
*	Ironwood Pharmaceuticals Inc.	13,354	46
*	BioAge Labs Inc.	2,083	46
*	Varex Imaging Corp.	3,406	45
*	Rigel Pharmaceuticals Inc.	1,301	45
*	Phathom Pharmaceuticals Inc.	3,478	44
*	Cytek Biosciences Inc.	9,813	44
*	Bicara Therapeutics Inc.	2,594	44
*	Septerna Inc.	1,508	44
*	Avanos Medical Inc.	3,074	43
	HealthStream Inc.	2,003	43
*	MiMedx Group Inc.	8,608	42
*	ARS Pharmaceuticals Inc.	4,489	42
*	Zevra Therapeutics Inc.	4,740	42
*	Janux Therapeutics Inc.	3,110	42
*	Prime Medicine Inc.	9,108	42
*	Ceribell Inc.	2,248	42
*	Replimune Group Inc.	5,214	40
*	Aveanna Healthcare Holdings Inc.	5,383	40
*	OPKO Health Inc.	32,355	39
*	LB Pharmaceuticals Inc.	1,634	39
*	CorMedix Inc.	5,357	38
*	Orthofix Medical Inc.	2,837	38
*	Pacific Biosciences of California Inc.	22,805	38
*	Eton Pharmaceuticals Inc.	2,220	38
*	Kestra Medical Technologies Ltd.	1,635	38
*	HeartFlow Inc.	1,634	38
*	Zenas Biopharma Inc.	1,391	37
*	Beta Bionics Inc.	2,911	37
*	Cerus Corp.	14,134	36

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	Emergent BioSolutions Inc.	4,439	36
*	Lexeo Therapeutics Inc.	5,013	36
*	Bioventus Inc. Class A	4,021	35
*	Caris Life Sciences Inc.	1,719	35
*	AngioDynamics Inc.	2,942	34
*	Community Health Systems Inc.	9,817	34
*	Personalis Inc.	3,769	34
*	Altimmune Inc.	7,887	34
*	4D Molecular Therapeutics Inc.	3,503	34
*	Enanta Pharmaceuticals Inc.	2,291	33
*	Myriad Genetics Inc.	7,148	33
*	REGENXBIO Inc.	3,625	33
*	Vanda Pharmaceuticals Inc.	3,703	33
*	MeiraGTx Holdings plc	4,311	33
*	Keros Therapeutics Inc.	2,350	33
*	Evolent Health Inc. Class A	9,406	31
*	Nutex Health Inc.	268	30
*	Aquestive Therapeutics Inc.	7,224	29
*	Fulcrum Therapeutics Inc.	3,418	29
*	Maravai LifeSciences Holdings Inc. Class A	8,106	29
*	Bright Minds Biosciences Inc.	352	29
*	Rocket Pharmaceuticals Inc.	5,568	28
*	Prothena Corp. plc	3,260	28
*	Atea Pharmaceuticals Inc.	5,932	28
*	Allogene Therapeutics Inc.	9,870	27
*	Anavex Life Sciences Corp.	6,160	27
*	ClearPoint Neuro Inc.	2,134	27
*	NeuroPace Inc.	1,828	27
*	Absci Corp.	9,960	27
*	Akebia Therapeutics Inc.	20,230	26
*	Aldeyra Therapeutics Inc.	4,777	26
*	Quanterix Corp.	3,970	26
*	OrthoPediatrics Corp.	1,330	25
*	ADC Therapeutics SA	6,138	25
*	Solid Biosciences Inc.	3,967	25
*	Standard BioTools Inc.	21,308	24
*	Design Therapeutics Inc.	2,331	24
*	Entrada Therapeutics Inc.	1,999	24
*	Pulse Biosciences Inc.	1,237	23
*,1	Tectonic Therapeutic Inc.	1,002	23
*	Monopar Therapeutics Inc.	420	23
*	MapLight Therapeutics Inc.	1,327	23
*	Fulgent Genetics Inc.	1,428	22
*	Delcath Systems Inc.	2,475	22
*	RxSight Inc.	2,919	22
*	Aura Biosciences Inc.	3,743	22
*	Ginkgo Bioworks Holdings Inc.	3,264	22
*	Niagen Bioscience Inc.	4,151	21
*	Evolus Inc.	4,870	21
*	Sight Sciences Inc.	4,114	21
*	Verastem Inc.	3,598	21
*	Perspective Therapeutics Inc.	3,954	21
	SIGA Technologies Inc.	3,123	20
*	Protara Therapeutics Inc.	3,185	20
*	Oncology Institute Inc.	6,754	20
*	Aclaris Therapeutics Inc.	6,556	19
*	Diamedica Therapeutics Inc.	2,407	19
*	Rezolute Inc.	5,900	19
*	Candel Therapeutics Inc.	3,715	19
*	Upstream Bio Inc.	2,529	19
*	Organogenesis Holdings Inc.	5,493	18
*	Arcturus Therapeutics Holdings Inc.	2,156	18
*	Viemed Healthcare Inc.	2,115	18
*	Fennec Pharmaceuticals Inc.	2,095	18
*	Aardvark Therapeutics Inc.	1,472	18
*	Tonix Pharmaceuticals Holding Corp.	1,270	18
*	TruBridge Inc.	867	17
*	Editas Medicine Inc.	7,608	17
*	Puma Biotechnology Inc.	2,979	17
*	Larimar Therapeutics Inc.	3,277	17

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	Abeona Therapeutics Inc.	3,341	17
*	Neurogene Inc.	722	17
*	LENZ Therapeutics Inc.	1,227	17
*	Ardent Health Inc.	1,839	17
*	Anteris Technologies Global Corp.	2,569	17
*	OraSure Technologies Inc.	5,230	16
*	Accendra Health Inc.	6,453	16
*	Protalix BioTherapeutics Inc.	5,525	16
*	Innovage Holding Corp.	1,793	16
*	Anika Therapeutics Inc.	1,066	15
*	Heron Therapeutics Inc.	12,513	15
	Utah Medical Products Inc.	224	15
*	XOMA Royalty Corp.	588	15
*	KORU Medical Systems Inc.	3,237	15
*	908 Devices Inc.	2,153	15
*	Greenwich Lifesciences Inc.	543	15
*	SANUWAVE Health Inc.	611	15
*	Lifecore Biomedical Inc.	1,923	14
*	Voyager Therapeutics Inc.	3,515	14
*	Lucid Diagnostics Inc.	9,709	14
*	Nuvectis Pharma Inc.	1,623	14
*	Atrium Therapeutics Inc.	933	14
	National Research Corp.	995	13
*	Alector Inc.	5,223	13
*	Pro-Dex Inc.	302	13
*	Foghorn Therapeutics Inc.	2,231	13
*	Sonida Senior Living Inc.	376	13
*	Inhibikase Therapeutics Inc.	6,410	13
*	Benitec Biopharma Inc.	1,212	13
*	Coherus Oncology Inc.	7,172	12
*	Fate Therapeutics Inc.	8,193	12
*	Electromed Inc.	511	12
*	Stereotaxis Inc.	5,369	12
	Acme United Corp.	258	12
*	agilon health Inc.	20,713	12
*	Quantum-Si Inc.	12,899	12
*	OptimizeRx Corp.	1,481	11
*	Eledon Pharmaceuticals Inc.	4,266	11
*,1	Humacyte Inc.	9,770	11
*	Nano-X Imaging Ltd.	4,503	11
*	OmniAb Inc.	6,631	11
*	MediWound Ltd.	610	11
*	TriSalus Life Sciences Inc.	2,257	11
*	Journey Medical Corp.	1,406	11
*	Inogen Inc.	1,612	10
*	Nkarta Inc.	3,786	10
*	LENSAR Inc.	802	10
*	CVRx Inc.	1,190	10
*	Joint Corp.	1,064	9
*	Omada Health Inc.	697	9
*	Health Catalyst Inc.	4,818	8
*	Cardiff Oncology Inc.	3,969	8
*	Carlsmed Inc.	557	8
*	Codexis Inc.	6,744	7
*	Gossamer Bio Inc.	16,683	7
*	aTyr Pharma Inc.	7,366	7
*	RCM Technologies Inc.	378	7
*	LifeMD Inc.	2,466	7
*	Gyre Therapeutics Inc.	805	7
*	Claritev Corp.	538	7
*	Shoulder Innovations Inc.	494	7
*	MaxCyte Inc.	7,598	6
*	Sanara Medtech Inc.	294	6
*	Treace Medical Concepts Inc.	2,979	6
*	DocGo Inc.	8,140	6
*	Biote Corp. Class A	2,342	5
*	Korro Bio Inc.	428	5
*	Cartesian Therapeutics Inc. (XNMS)	616	5
*	Outset Medical Inc.	1,502	5
*	Evommune Inc.	185	5

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	Lumexa Imaging Holdings Inc.	349	5
*	Neuronetics Inc.	2,941	4
*,2	Tobira Therapeutics Inc. CVR	937	4
*	Pulmonx Corp.	2,489	4
*	TuHURA Biosciences Inc.	2,174	4
*	Accuray Inc.	5,917	3
*	AirSculpt Technologies Inc.	1,613	3
*	Eikon Therapeutics Inc.	218	3
*	VeraDermics Inc.	71	3
*	Alpha Teknova Inc.	917	2
*	Definitive Healthcare Corp.	1,405	2
*,2	Inhibrx Inc. CVR	2,400	2
*	Avita Medical Inc.	282	1
*	Aktis Oncology Inc.	70	1
*,2	Third Harmonic Bio Inc.	1,689	—
*,2	OmniAb Inc. 12.5 Earnout	408	—
*,2	OmniAb Inc. 15 Earnout	408	—
			524,164
Industrials (13.1%)
	Visa Inc. Class A (XNYS)	136,256	43,621
	Mastercard Inc. Class A	65,127	33,684
	General Electric Co.	84,188	28,814
	Caterpillar Inc. (XNYS)	37,473	27,836
	RTX Corp.	108,298	21,943
	GE Vernova Inc.	22,123	19,327
*	Boeing Co.	60,496	13,765
	American Express Co.	43,708	13,501
	Union Pacific Corp.	48,422	12,831
	Honeywell International Inc.	51,467	12,537
	Deere & Co.	19,775	12,453
	Eaton Corp. plc	31,709	11,920
	Lockheed Martin Corp.	16,696	10,987
	Accenture plc Class A	50,653	10,572
	Parker-Hannifin Corp.	10,241	10,335
	Capital One Financial Corp.	50,867	9,952
	Howmet Aerospace Inc.	32,448	8,519
	Trane Technologies plc	18,049	8,344
	Northrop Grumman Corp.	10,974	7,949
	Johnson Controls International plc	53,434	7,711
	General Dynamics Corp.	20,462	7,306
	3M Co.	43,148	7,133
	Automatic Data Processing Inc.	32,990	7,072
	United Parcel Service Inc. Class B (XNYS)	59,418	6,890
	Emerson Electric Co.	45,603	6,875
	Illinois Tool Works Inc.	23,499	6,830
	Sherwin-Williams Co.	18,678	6,772
	FedEx Corp.	17,350	6,714
	Quanta Services Inc.	11,908	6,705
	CRH plc	54,869	6,583
	Cummins Inc.	11,133	6,500
	CSX Corp.	151,924	6,486
	TransDigm Group Inc.	4,476	5,831
	Norfolk Southern Corp.	18,291	5,757
	Cintas Corp.	27,869	5,605
	L3Harris Technologies Inc.	15,101	5,505
	PACCAR Inc.	41,693	5,257
	AMETEK Inc.	18,654	4,462
	United Rentals Inc.	5,133	4,312
*	Keysight Technologies Inc.	13,900	4,272
	Carrier Global Corp.	63,518	4,091
	WW Grainger Inc.	3,541	4,054
	Ferguson Enterprises Inc.	15,445	4,027
	Comfort Systems USA Inc.	2,809	4,015
	Rockwell Automation Inc.	9,155	3,730
	Westinghouse Air Brake Technologies Corp.	13,754	3,630
	Vulcan Materials Co.	10,687	3,313
	Martin Marietta Materials Inc.	4,844	3,277
*	Axon Enterprise Inc.	6,033	3,272
	PayPal Holdings Inc. (XNGS)	70,657	3,265

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	Old Dominion Freight Line Inc.	15,055	3,057
	Ingersoll Rand Inc. (XYNS)	32,135	3,025
	Otis Worldwide Corp.	31,624	2,927
*	Block Inc. (XNYS)	43,193	2,751
*	Bloom Energy Corp. Class A	17,499	2,724
*	Fiserv Inc.	43,256	2,694
*	Fair Isaac Corp.	1,896	2,672
	EMCOR Group Inc.	3,583	2,596
*	Teledyne Technologies Inc.	3,756	2,558
	Xylem Inc.	19,697	2,552
	FTAI Aviation Ltd.	8,240	2,520
	Dover Corp.	10,971	2,474
	Paychex Inc.	26,095	2,444
	Verisk Analytics Inc.	11,346	2,355
*	Rocket Lab Corp.	33,435	2,310
*	Mettler-Toledo International Inc.	1,663	2,273
	PPG Industries Inc.	18,149	2,237
	Hubbell Inc.	4,322	2,211
	Fidelity National Information Services Inc.	42,674	2,175
	Curtiss-Wright Corp.	3,033	2,124
	Equifax Inc.	9,856	2,060
	Synchrony Financial	29,161	2,015
	Smurfit WestRock plc	42,164	1,982
*	XPO Inc.	9,286	1,954
	Veralto Corp.	19,240	1,875
	Woodward Inc.	4,841	1,872
	Amcor plc	37,751	1,828
*	ATI Inc.	10,910	1,785
*	Corpay Inc.	5,485	1,783
	Dow Inc.	57,445	1,765
	CH Robinson Worldwide Inc.	9,504	1,761
	DuPont de Nemours Inc.	33,795	1,691
	Packaging Corp. of America	7,153	1,661
	Snap-on Inc.	4,153	1,600
	Expeditors International of Washington Inc.	10,923	1,584
	BWX Technologies Inc.	7,384	1,521
	Fortive Corp.	25,662	1,519
	nVent Electric plc	12,822	1,518
*	MasTec Inc.	5,034	1,500
	Global Payments Inc. (XNYS)	19,355	1,480
	Ball Corp.	22,005	1,477
	Lennox International Inc.	2,569	1,464
	JB Hunt Transport Services Inc.	6,206	1,449
	HEICO Corp. Class A	5,959	1,431
	Huntington Ingalls Industries Inc.	3,160	1,405
	Textron Inc.	14,217	1,403
	ITT Inc.	6,838	1,384
	MKS Inc.	5,437	1,329
	Jacobs Solutions Inc.	9,627	1,327
*	API Group Corp.	29,815	1,326
	Carlisle Cos. Inc.	3,354	1,324
	Pentair plc	13,262	1,315
*	Trimble Inc.	19,289	1,290
	IDEX Corp.	6,116	1,281
	Graco Inc.	13,462	1,264
	Nordson Corp.	4,307	1,264
	Lincoln Electric Holdings Inc.	4,330	1,243
	TransUnion	15,767	1,239
	Masco Corp.	16,802	1,203
*	Kratos Defense & Security Solutions Inc.	13,898	1,198
	Regal Rexnord Corp.	5,348	1,182
*	QXO Inc.	49,332	1,182
	Watsco Inc.	2,821	1,177
	RPM International Inc.	10,261	1,171
	WESCO International Inc.	3,894	1,127
	HEICO Corp.	3,515	1,123
	Allegion plc	6,925	1,116
	Stanley Black & Decker Inc.	12,531	1,084
	Crown Holdings Inc.	9,351	1,072
*	Generac Holdings Inc.	4,673	1,053

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	AECOM	10,667	1,045
*	Affirm Holdings Inc.	22,236	1,045
*	Sterling Infrastructure Inc.	2,394	1,025
*	TopBuild Corp.	2,270	1,018
	Advanced Drainage Systems Inc.	5,726	981
	Jack Henry & Associates Inc.	5,882	956
*	Modine Manufacturing Co.	4,200	954
*	Dycom Industries Inc.	2,242	942
*	Zebra Technologies Corp. Class A	4,117	922
*	Builders FirstSource Inc.	8,784	916
	Flowserve Corp.	10,222	905
*	SPX Technologies Inc.	3,875	879
	CNH Industrial NV	71,395	878
*	Saia Inc.	2,155	874
	Donaldson Co. Inc.	9,401	872
	Oshkosh Corp.	5,098	867
	Applied Industrial Technologies Inc.	3,036	858
	Allison Transmission Holdings Inc.	6,723	842
*	Core & Main Inc. Class A	15,400	834
	Owens Corning	6,693	817
	Knight-Swift Transportation Holdings Inc.	12,820	807
	Crane Co.	3,971	796
	Toro Co.	7,981	789
*	AeroVironment Inc.	3,049	769
	AptarGroup Inc.	5,315	764
	Tetra Tech Inc.	21,261	762
	Booz Allen Hamilton Holding Corp.	9,659	761
	Moog Inc. Class A	2,245	758
	Acuity Inc.	2,505	756
*	Chart Industries Inc.	3,582	743
	Cognex Corp.	13,572	738
	Watts Water Technologies Inc. Class A	2,202	724
	Valmont Industries Inc.	1,573	723
	A O Smith Corp.	9,216	719
	Ryder System Inc.	3,167	702
	Littelfuse Inc.	1,989	701
	AGCO Corp.	4,989	681
*	Fluor Corp.	12,851	672
	Primoris Services Corp.	4,361	657
	Simpson Manufacturing Co. Inc.	3,376	654
*	Middleby Corp.	3,833	647
	JBT Marel Corp.	4,179	644
	Terex Corp.	8,978	618
	Installed Building Products Inc.	1,871	613
	Zurn Elkay Water Solutions Corp.	12,010	612
	Armstrong World Industries Inc.	3,490	606
	MSA Safety Inc.	3,004	587
*	Kirby Corp.	4,502	584
	Esab Corp.	4,614	582
	ESCO Technologies Inc.	2,097	581
*	Axalta Coating Systems Ltd.	17,363	580
	Eagle Materials Inc.	2,567	575
*	GXO Logistics Inc.	9,153	575
*	Gates Industrial Corp. plc	20,541	566
	Federal Signal Corp.	4,838	563
	AAON Inc.	5,490	556
	Air Lease Corp.	8,309	539
	Fortune Brands Innovations Inc.	9,827	534
	GATX Corp.	2,891	532
	Genpact Ltd.	13,098	520
*	Mohawk Industries Inc.	4,118	516
*	Construction Partners Inc. Class A	3,777	508
*	Everus Construction Group Inc.	4,148	501
	EnerSys	2,986	496
	VSE Corp.	2,177	494
	Sealed Air Corp.	11,750	492
	Argan Inc.	1,077	486
*	StandardAero Inc.	15,621	481
	Granite Construction Inc.	3,529	475
	Vontier Corp.	11,588	474

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	Planet Labs PBC	18,972	458
	Landstar System Inc.	2,777	453
	Belden Inc.	3,157	452
	Enpro Inc.	1,723	446
	Sonoco Products Co.	7,905	446
*	Aurora Innovation Inc.	95,017	445
	Sensata Technologies Holding plc	11,752	439
	Louisiana-Pacific Corp.	5,105	433
	Brunswick Corp.	5,276	420
*	Joby Aviation Inc.	41,723	420
	Ralliant Corp.	9,151	420
	Arcosa Inc.	3,891	418
	Matson Inc.	2,503	416
*	WEX Inc.	2,777	414
*	Mirion Technologies Inc.	19,092	413
*	Knife River Corp.	4,573	407
*	FTI Consulting Inc.	2,470	406
	Powell Industries Inc.	765	401
*	Resideo Technologies Inc.	10,332	400
	Brink's Co.	3,356	392
*	ExlService Holdings Inc.	12,423	388
*	Amentum Holdings Inc.	12,850	384
	CSW Industrials Inc.	1,299	382
	Mueller Water Products Inc. Class A	12,677	379
*	OSI Systems Inc.	1,315	375
*	Paylocity Holding Corp.	3,516	374
*	Vicor Corp.	1,841	371
*	Mercury Systems Inc.	4,154	370
*	AAR Corp.	3,150	369
	Herc Holdings Inc.	2,634	368
*	Karman Holdings Inc.	4,156	366
	Badger Meter Inc.	2,396	365
*	Archer Aviation Inc. Class A	51,067	364
*	Trex Co. Inc.	8,703	360
*	IES Holdings Inc.	715	354
	Silgan Holdings Inc.	7,264	349
	Maximus Inc.	4,590	347
*	Itron Inc.	3,659	344
*	StoneCo. Ltd. Class A	20,370	342
*	MYR Group Inc.	1,254	339
	MSC Industrial Direct Co. Inc. Class A	3,593	337
	ADT Inc.	41,119	330
*	ACI Worldwide Inc.	8,290	329
	AZZ Inc.	2,413	328
	Patrick Industries Inc.	2,644	327
	Kadant Inc.	954	324
	Franklin Electric Co. Inc.	3,169	316
	WillScot Holdings Corp.	14,571	315
*	James Hardie Industries plc	12,055	294
	Exponent Inc.	4,001	291
	Graphic Packaging Holding Co.	23,709	290
	HB Fuller Co.	4,401	289
*	BILL Holdings Inc.	6,491	289
	Scorpio Tankers Inc.	3,595	284
	UniFirst Corp.	1,173	275
	Leonardo DRS Inc.	6,188	269
	Otter Tail Corp.	3,147	268
	Tutor Perini Corp.	3,557	268
	Korn Ferry	4,242	266
	Griffon Corp.	3,099	264
*	NCR Atleos Corp.	5,967	264
*	Hayward Holdings Inc.	16,117	258
	Boise Cascade Co.	3,053	253
	Standex International Corp.	963	252
	Kennametal Inc.	6,234	251
	Western Union Co.	25,662	247
*	Loar Holdings Inc.	3,484	247
	International Seaways Inc.	3,155	238
*,1	Shift4 Payments Inc. Class A	5,304	234
*	Remitly Global Inc.	13,564	227

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	Trinity Industries Inc.	6,504	222
	McGrath RentCorp.	1,984	220
*	Euronet Worldwide Inc.	3,126	217
	ABM Industries Inc.	4,871	217
*	Verra Mobility Corp.	12,905	216
	Hub Group Inc. Class A	4,944	213
	Bel Fuse Inc. Class B	918	211
*	RXO Inc.	13,195	211
	DHT Holdings Inc.	10,722	209
*	Huron Consulting Group Inc.	1,408	199
*	Astronics Corp.	2,441	197
	Crane NXT Co.	4,084	197
*	Centuri Holdings Inc.	6,245	194
	Robert Half Inc.	7,885	193
	Helios Technologies Inc.	2,637	188
	Alamo Group Inc.	854	182
	ArcBest Corp.	1,769	182
	Atkore Inc.	2,765	179
	Enerpac Tool Group Corp.	4,308	176
	Greif Inc. Class A	2,411	175
*	O-I Glass Inc.	12,576	169
*	Legence Corp. Class A	2,893	168
*	GEO Group Inc.	11,090	167
	Werner Enterprises Inc.	4,699	165
	Teekay Tankers Ltd. Class A	1,959	153
*	TIC Solutions Inc.	16,204	153
*	Blue Bird Corp.	2,598	151
	EVERTEC Inc.	5,345	151
*	CoreCivic Inc.	8,422	149
*	DXP Enterprises Inc.	1,078	149
	PagSeguro Digital Ltd. Class A	14,011	149
*	Intuitive Machines Inc.	8,944	147
*	ASGN Inc.	3,410	146
*	Eos Energy Enterprises Inc.	24,949	142
	Pitney Bowes Inc.	13,023	140
*	CECO Environmental Corp.	2,300	139
*	Thermon Group Holdings Inc.	2,690	137
	Albany International Corp. Class A	2,351	136
*	Upwork Inc.	10,134	136
	Greenbrier Cos. Inc.	2,363	133
	Napco Security Technologies Inc.	2,831	132
*	V2X Inc.	1,892	132
*	Ducommun Inc.	1,056	131
	ICF International Inc.	1,531	127
*	Hillman Solutions Corp.	15,412	126
*	Flywire Corp.	9,776	120
*	Marqeta Inc. Class A	30,009	115
*	Gibraltar Industries Inc.	2,483	113
	Lindsay Corp.	836	113
*	Proto Labs Inc.	1,814	113
	Astec Industries Inc.	1,772	110
*	CBIZ Inc.	3,841	110
	Dorian LPG Ltd.	2,870	106
	Schneider National Inc. Class B	3,694	105
*	Donnelley Financial Solutions Inc.	2,099	104
*	Willdan Group Inc.	1,162	104
*	Masterbrand Inc.	10,273	104
	Gorman-Rupp Co.	1,589	102
	United States Lime & Minerals Inc.	896	102
	GPGI Inc. Class A	4,534	102
	SFL Corp. Ltd.	9,192	101
	Tecnoglass Inc.	2,185	100
	ManpowerGroup Inc.	3,545	99
	TriMas Corp.	2,542	99
*	Cimpress plc	1,351	99
	Deluxe Corp.	3,454	96
	Cadre Holdings Inc.	2,169	96
*	Great Lakes Dredge & Dock Corp.	5,608	95
*	Amprius Technologies Inc.	8,895	95
*	Payoneer Global Inc.	21,851	94

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	Sezzle Inc.	1,250	91
	TriNet Group Inc.	2,326	89
	CRA International Inc.	503	87
	Tennant Co.	1,409	86
	Nordic American Tankers Ltd.	15,071	86
	Allient Inc.	1,199	79
	Douglas Dynamics Inc.	1,728	79
*	Alliance Laundry Holdings Inc.	3,518	79
*	BrightView Holdings Inc.	5,656	78
*	First Advantage Corp.	6,714	77
	Quanex Building Products Corp.	3,643	75
*	Limbach Holdings Inc.	819	75
*	Montrose Environmental Group Inc.	2,573	75
*	Legalzoom.com Inc.	10,275	72
*	Enovix Corp.	13,731	72
*	Janus International Group Inc.	10,354	72
	Apogee Enterprises Inc.	1,778	71
*	FLEX LNG Ltd.	2,581	71
*	Vestis Corp.	8,765	69
*,1	PureCycle Technologies Inc.	10,773	68
	Costamare Inc.	3,802	67
	Insperity Inc.	2,986	66
*	Graham Corp.	802	65
*	Evolv Technologies Holdings Inc.	12,075	64
	Myers Industries Inc.	2,730	61
*	Power Solutions International Inc.	721	60
	Genco Shipping & Trading Ltd.	2,468	59
*	Transcat Inc.	748	58
	Marten Transport Ltd.	4,162	57
	Navigator Holdings Ltd.	2,710	57
*	American Woodmark Corp.	1,105	55
*	Resolute Holdings Management Inc.	322	54
	Barrett Business Services Inc.	1,914	53
	Insteel Industries Inc.	1,413	53
*	Redwire Corp.	5,877	53
	National Presto Industries Inc.	385	51
	FTAI Infrastructure Inc.	8,617	50
	Teekay Corp. Ltd.	3,889	50
	Willis Lease Finance Corp.	239	49
	Ardmore Shipping Corp.	3,012	49
*	Cantaloupe Inc.	4,703	49
*	BlackSky Technology Inc.	2,576	49
	LSI Industries Inc.	2,216	48
*	Orion Group Holdings Inc.	3,498	48
	Ardagh Metal Packaging SA	9,888	48
*	Manitowoc Co. Inc.	3,174	47
*	Pagaya Technologies Ltd. Class A	4,191	47
	Preformed Line Products Co.	183	46
*	Green Dot Corp. Class A	3,857	45
	Cass Information Systems Inc.	1,001	44
*	Vishay Precision Group Inc.	928	43
*	BlueLinx Holdings Inc.	641	42
	Covenant Logistics Group Inc.	1,378	41
*	Energy Recovery Inc.	3,893	41
	Columbus McKinnon Corp.	2,128	40
	Park Aerospace Corp.	1,529	40
*	Bowman Consulting Group Ltd.	1,193	40
*	Forward Air Corp.	1,571	40
	Ennis Inc.	1,829	39
*	I3 Verticals Inc. Class A	1,745	39
	Kforce Inc.	1,460	39
	Mesa Laboratories Inc.	397	38
	Aebi Schmidt Holding AG	2,645	38
	Heartland Express Inc.	3,236	36
	Miller Industries Inc.	858	36
*	CryoPort Inc.	4,209	35
*	Titan International Inc.	3,586	35
*	Microvast Holdings Inc.	15,531	35
*	Lightbridge Corp.	2,543	33
*	Firefly Aerospace Inc.	1,734	33

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	Himalaya Shipping Ltd.	2,120	31
*	Titan America SA	1,698	31
	Hyster-Yale Inc.	827	30
*	International Money Express Inc.	1,925	30
*	Richtech Robotics Inc. Class B	11,901	30
*	Custom Truck One Source Inc.	4,028	29
	Alight Inc. Class A	33,346	29
	Wabash National Corp.	2,718	28
	Safe Bulkers Inc.	4,305	28
*	Voyager Technologies Inc. Class A	1,041	28
*	Titan Machinery Inc.	1,371	27
*	IBEX Holdings Ltd.	900	26
*	Frequency Electronics Inc.	504	25
*	Mayville Engineering Co. Inc.	1,188	25
*	Atlanticus Holdings Corp.	462	24
	Park-Ohio Holdings Corp.	878	23
	Luxfer Holdings plc	1,767	23
*	Eve Holding Inc.	7,825	23
*	Spire Global Inc.	2,577	23
*	Satellogic Inc. Class A	7,536	23
*	Cross Country Healthcare Inc.	2,472	22
*	Hudson Technologies Inc.	3,145	22
	Kelly Services Inc. Class A	2,270	22
*	Distribution Solutions Group Inc.	743	22
*	Hyliion Holdings Corp.	10,961	22
*	AerSale Corp.	2,791	22
	Pangaea Logistics Solutions Ltd.	2,203	21
*	Strata Critical Medical Inc.	4,858	21
*	L B Foster Co. Class A	638	20
*	Mistras Group Inc.	1,253	19
*	3D Systems Corp.	9,178	18
*	Repay Holdings Corp.	6,396	18
*	Byrna Technologies Inc.	1,439	18
*	Sky Harbour Group Corp.	2,037	18
*	Radiant Logistics Inc.	2,268	17
*	Ranpak Holdings Corp.	3,411	17
*	Target Hospitality Corp.	2,207	17
	Information Services Group Inc.	3,256	16
*	Costamare Bulkers Holdings Ltd.	853	16
*	Aspen Aerogels Inc.	4,960	15
*	Conduent Inc.	10,348	15
	Karat Packaging Inc.	611	15
*	SKYX Platforms Corp.	8,000	15
*	Paysafe Ltd.	2,353	15
*	Palladyne AI Corp.	2,127	15
*	TSS Inc.	1,424	15
*	Proficient Auto Logistics Inc.	1,871	14
*	Acacia Research Corp.	3,040	13
*	Gencor Industries Inc.	836	13
*	JELD-WEN Holding Inc.	6,444	13
*	M-Tron Industries Inc.	211	13
	Quad / Graphics Inc.	1,672	12
*	Smith-Midland Corp.	321	12
*	Franklin Covey Co.	826	11
	Universal Logistics Holdings Inc.	651	11
	Bel Fuse Inc. Class A	52	11
	Alta Equipment Group Inc.	1,627	11
*	Priority Technology Holdings Inc.	1,915	11
*	Forgent Power Solutions Inc.	314	11
*	Concrete Pumping Holdings Inc.	1,463	10
	Kronos Worldwide Inc.	1,744	10
*	Paysign Inc.	2,701	10
*	ZipRecruiter Inc. Class A	5,596	10
*	Core Molding Technologies Inc.	472	9
	Resources Connection Inc.	2,449	9
	EVI Industries Inc.	387	8
*	TrueBlue Inc.	1,922	8
*	PAMT Corp.	810	8
*	CPI Card Group Inc.	672	8
	Eastern Co.	376	7

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	TTEC Holdings Inc.	2,801	7
*	Forrester Research Inc.	978	6
*	AirJoule Technologies Corp.	1,825	6
*	AIRO Group Holdings Inc.	628	6
*	SoundThinking Inc.	693	5
*	Advantage Solutions Inc.	9,015	5
*	Andersen Group Inc. Class A	220	5
*	EquipmentShare.com Inc. Class A	152	4
*	Beta Technologies Inc. Class A	139	3
*	York Space Systems Inc.	64	2
	Trinseo plc	4,098	1
*,1	Skillsoft Corp.	345	1
			698,786
Other (0.0%)[3]
*,2	Aduro Biotech Inc. CVR	656	—
Real Estate (2.4%)
	Welltower Inc.	55,650	11,526
	Prologis Inc.	75,085	10,705
	Equinix Inc.	7,911	7,707
	American Tower Corp.	37,861	7,264
	Simon Property Group Inc.	26,258	5,353
	Realty Income Corp.	74,189	4,971
	Digital Realty Trust Inc.	27,833	4,932
	Public Storage	12,773	3,922
*	CBRE Group Inc. Class A	24,072	3,554
	Ventas Inc.	37,933	3,268
	Crown Castle Inc.	35,083	3,141
	Extra Space Storage Inc.	17,069	2,578
	Iron Mountain Inc.	23,734	2,571
	VICI Properties Inc. (XNYS)	80,646	2,436
	AvalonBay Communities Inc.	11,494	2,037
	Equity Residential	30,657	1,938
	SBA Communications Corp.	8,702	1,750
*	CoStar Group Inc.	33,825	1,510
	Weyerhaeuser Co.	58,711	1,440
	Sun Communities Inc.	9,925	1,354
	Essex Property Trust Inc.	5,160	1,316
	Invitation Homes Inc.	49,521	1,304
	WP Carey Inc.	17,454	1,303
	Kimco Realty Corp.	53,892	1,269
	Mid-America Apartment Communities Inc.	9,391	1,257
*	Jones Lang LaSalle Inc.	3,812	1,203
	Regency Centers Corp.	14,644	1,157
	Omega Healthcare Investors Inc.	23,947	1,156
	Host Hotels & Resorts Inc.	55,467	1,087
	Gaming & Leisure Properties Inc.	21,840	1,068
	Equity LifeStyle Properties Inc.	15,464	1,039
	UDR Inc.	26,587	997
	Healthpeak Properties Inc.	56,165	993
	Lamar Advertising Co. Class A	7,006	965
	Camden Property Trust	8,528	924
	EastGroup Properties Inc.	4,277	840
	American Homes 4 Rent Class A	27,494	825
	CubeSmart	18,317	754
	Alexandria Real Estate Equities Inc.	13,911	752
	Brixmor Property Group Inc.	24,543	743
	Federal Realty Investment Trust	6,806	740
	BXP Inc.	12,761	735
	Agree Realty Corp.	9,082	731
	CareTrust REIT Inc.	18,005	731
	American Healthcare REIT Inc.	13,637	712
	Rexford Industrial Realty Inc.	18,888	708
	NNN REIT Inc.	15,157	687
	First Industrial Realty Trust Inc.	10,335	653
*	Zillow Group Inc. Class C	14,300	638
	STAG Industrial Inc.	14,972	587
	Terreno Realty Corp.	8,265	546
	Essential Properties Realty Trust Inc.	15,863	538

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	Rayonier Inc.	24,124	518
*	Compass Inc. Class A	51,752	505
	Healthcare Realty Trust Inc.	26,892	496
	Ryman Hospitality Properties Inc.	4,931	487
	Kite Realty Group Trust	17,516	456
	Macerich Co.	20,368	417
	Phillips Edison & Co. Inc.	10,141	398
	Sabra Health Care REIT Inc.	19,287	396
	Vornado Realty Trust	14,317	395
	Millrose Properties Inc.	12,365	388
	HA Sustainable Infrastructure Capital Inc.	9,955	364
	EPR Properties	6,088	362
	Outfront Media Inc.	11,984	345
	Tanger Inc.	9,149	339
	National Health Investors Inc.	3,849	324
	Independence Realty Trust Inc.	19,258	319
	Cousins Properties Inc.	13,495	313
	Americold Realty Trust Inc.	23,277	312
	Broadstone Net Lease Inc.	15,634	303
	COPT Defense Properties	9,178	292
	Kilroy Realty Corp.	9,652	288
*	Cushman & Wakefield Ltd.	19,037	255
	LXP Industrial Trust	4,792	237
	Medical Properties Trust Inc.	41,019	236
	Lineage Inc.	5,811	235
	Acadia Realty Trust	10,807	226
	Apple Hospitality REIT Inc.	18,425	226
	St. Joe Co.	3,075	222
	Curbline Properties Corp.	7,925	220
	Urban Edge Properties	10,308	219
	DigitalBridge Group Inc.	14,196	219
	SL Green Realty Corp.	5,849	216
	Four Corners Property Trust Inc.	8,409	215
	National Storage Affiliates Trust	5,826	204
	InvenTrust Properties Corp.	6,474	202
	Highwoods Properties Inc.	8,898	200
	Park Hotels & Resorts Inc.	16,578	187
*	Howard Hughes Holdings Inc.	2,526	183
	Newmark Group Inc. Class A	11,947	173
	DiamondRock Hospitality Co.	16,713	168
	Global Net Lease Inc.	16,380	154
	Getty Realty Corp.	4,584	150
	LTC Properties Inc.	3,561	141
	Sunstone Hotel Investors Inc.	14,886	138
	Douglas Emmett Inc.	13,428	133
	NETSTREIT Corp.	6,401	133
*	Zillow Group Inc. Class A	2,850	128
	Diversified Healthcare Trust	18,606	126
	Pebblebrook Hotel Trust	9,562	123
	Veris Residential Inc.	6,212	117
	Alexander & Baldwin Inc.	5,524	115
	Innovative Industrial Properties Inc.	2,163	115
	Xenia Hotels & Resorts Inc.	7,454	114
	Sila Realty Trust Inc.	4,186	108
	Kennedy-Wilson Holdings Inc.	9,758	106
	RLJ Lodging Trust	11,663	94
	UMH Properties Inc.	6,225	94
	Centerspace	1,332	84
	American Assets Trust Inc.	4,112	80
	Smartstop Self Storage REIT Inc.	2,403	80
	Easterly Government Properties Inc.	3,290	77
	JBG SMITH Properties	4,740	72
	Safehold Inc.	4,458	72
*	Piedmont Realty Trust Inc.	9,281	70
	Peakstone Realty Trust REIT	3,188	66
	Empire State Realty Trust Inc. Class A	10,164	60
	Whitestone REIT	3,382	51
	CBL & Associates Properties Inc.	1,360	51
	eXp World Holdings Inc.	6,681	47
	Marcus & Millichap Inc.	1,790	47

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	Gladstone Commercial Corp.	3,673	46
	Brandywine Realty Trust	14,082	45
	NexPoint Residential Trust Inc.	1,605	45
	CTO Realty Growth Inc.	2,303	45
*	Forestar Group Inc.	1,486	43
	Armada Hoffler Properties Inc.	6,405	40
	Summit Hotel Properties Inc.	8,835	40
	Universal Health Realty Income Trust	883	39
	Farmland Partners Inc.	2,919	38
	Community Healthcare Trust Inc.	2,179	37
	Alexander's Inc.	148	35
	Gladstone Land Corp.	2,771	34
	Postal Realty Trust Inc. Class A	1,613	33
	Chiron Real Estate Inc.	939	33
*	Tejon Ranch Co.	1,834	32
*	Hudson Pacific Properties Inc.	4,216	31
	Saul Centers Inc.	866	30
*	Real Brokerage Inc.	11,512	30
	One Liberty Properties Inc.	1,177	28
*	Fermi Inc.	2,825	28
	Industrial Logistics Properties Trust	4,674	27
	Service Properties Trust	11,768	27
	Chatham Lodging Trust	3,272	25
	SITE Centers Corp.	4,028	25
	FrontView REIT Inc.	1,463	24
	Alpine Income Property Trust Inc.	1,042	21
*	FRP Holdings Inc.	762	18
	RMR Group Inc. Class A	1,044	17
	NET Lease Office Properties	1,250	17
*	Stratus Properties Inc.	510	16
*	Douglas Elliman Inc.	6,069	14
	Braemar Hotels & Resorts Inc.	4,387	13
*	Seaport Entertainment Group Inc.	557	13
	BRT Apartments Corp.	794	12
	Modiv Industrial Inc.	717	11
	Strawberry Fields REIT Inc.	854	11
*	RE / MAX Holdings Inc. Class A	1,316	8
*	Maui Land & Pineapple Co. Inc.	424	7
*	Transcontinental Realty Investors Inc.	196	7
	Franklin Street Properties Corp.	5,956	5
			128,971
Technology (35.8%)
	NVIDIA Corp.	1,894,374	335,664
	Apple Inc.	1,180,033	311,741
	Microsoft Corp.	600,301	235,762
	Alphabet Inc. Class A	470,678	146,739
	Broadcom Inc.	373,804	119,449
	Alphabet Inc. Class C	382,902	119,247
	Meta Platforms Inc. Class A	176,723	114,548
	Micron Technology Inc.	90,429	37,290
*	Advanced Micro Devices Inc.	130,338	26,095
*	Palantir Technologies Inc. Class A	176,778	24,252
	Applied Materials Inc.	64,910	24,166
	Lam Research Corp.	101,604	23,764
	Oracle Corp.	136,230	19,808
	International Business Machines Corp.	75,298	18,087
*	Intel Corp.	357,105	16,288
	KLA Corp.	10,648	16,233
	Texas Instruments Inc.	73,565	15,604
	Salesforce Inc.	75,551	14,717
	Amphenol Corp. Class A	98,720	14,419
	Analog Devices Inc.	40,157	14,287
	QUALCOMM Inc.	87,445	12,449
	Corning Inc.	63,151	9,497
*	Palo Alto Networks Inc.	63,115	9,399
	Intuit Inc.	22,094	9,037
*	ServiceNow Inc.	83,615	9,031
*	Adobe Inc.	33,833	8,878
*	AppLovin Corp. Class A	19,294	8,388

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	Vertiv Holdings Co. Class A	30,775	7,844
	Western Digital Corp.	27,521	7,698
*	Crowdstrike Holdings Inc. Class A	20,011	7,444
*	Sandisk Corp.	11,385	7,234
*	Cadence Design Systems Inc.	22,071	6,652
*	Synopsys Inc.	14,930	6,181
	Marvell Technology Inc.	69,937	5,713
*	DoorDash Inc. Class A	29,027	5,122
*	Snowflake Inc.	26,542	4,470
*	Cloudflare Inc. Class A	25,348	4,365
	Monolithic Power Systems Inc.	3,742	4,276
*	Autodesk Inc.	17,234	4,237
*	Fortinet Inc.	51,489	4,069
	Teradyne Inc.	12,660	4,052
	Dell Technologies Inc. Class C	25,742	3,812
*	Coherent Corp.	12,553	3,250
	Microchip Technology Inc.	42,686	3,186
	Roper Technologies Inc.	8,686	3,038
*	Datadog Inc. Class A	25,240	2,826
*	Strategy Inc.	21,653	2,804
	Cognizant Technology Solutions Corp. Class A	39,076	2,518
*	Workday Inc. Class A	17,385	2,325
	Hewlett Packard Enterprise Co.	105,922	2,274
	Jabil Inc.	8,513	2,256
*	ON Semiconductor Corp.	33,015	2,195
	Qnity Electronics Inc.	16,964	2,150
*	MongoDB Inc.	6,370	2,092
*	Flex Ltd.	29,798	1,878
	Leidos Holdings Inc.	10,331	1,809
*	Pure Storage Inc. Class A	25,155	1,615
	Entegris Inc.	12,143	1,608
*	Zoom Communications Inc.	21,518	1,591
*	Fabrinet	2,888	1,576
	NetApp Inc. (XNGS)	15,750	1,560
	VeriSign Inc.	6,754	1,540
*	PTC Inc.	9,643	1,510
*	Reddit Inc. Class A	10,057	1,466
	HP Inc.	76,377	1,450
*	Twilio Inc. Class A	11,443	1,384
*	Credo Technology Group Holding Ltd.	12,295	1,380
*	Super Micro Computer Inc. (XNGS)	41,580	1,347
	CDW Corp.	10,627	1,303
	SS&C Technologies Holdings Inc.	16,905	1,273
*	MACOM Technology Solutions Holdings Inc.	5,122	1,271
*	F5 Inc.	4,681	1,270
*	Tyler Technologies Inc.	3,474	1,232
*	Astera Labs Inc.	10,183	1,210
*	Zscaler Inc.	8,114	1,193
*	Akamai Technologies Inc.	11,437	1,125
*	HubSpot Inc.	4,105	1,086
*	CACI International Inc. Class A	1,754	1,070
*	Lattice Semiconductor Corp.	11,003	1,052
*	IonQ Inc.	27,200	1,044
*	Toast Inc. Class A	37,295	1,019
	Advanced Energy Industries Inc.	3,029	1,016
*	Atlassian Corp. Ltd. Class A	13,422	1,008
	Gen Digital Inc. (XNGS)	44,307	1,000
*	Guidewire Software Inc.	6,856	996
*	Okta Inc.	13,478	977
	TD SYNNEX Corp.	6,186	970
*	GoDaddy Inc. Class A	10,847	945
*	Gartner Inc.	5,995	942
*	Rambus Inc.	8,630	860
*	Onto Innovation Inc.	3,953	853
*	TTM Technologies Inc.	8,170	852
*	Dynatrace Inc.	23,630	849
*	Pinterest Inc. Class A	47,577	815
*	Nutanix Inc. Class A	21,082	807
*	Samsara Inc. Class A	25,413	734
*	Docusign Inc.	16,215	731

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	Skyworks Solutions Inc.	12,052	718
*	Confluent Inc. Class A	23,425	718
*	SiTime Corp.	1,725	686
*	Manhattan Associates Inc.	4,841	656
*	Sanmina Corp.	4,181	649
*	Semtech Corp.	7,032	634
*	Arrow Electronics Inc.	4,151	632
*	FormFactor Inc.	6,245	618
*	EPAM Systems Inc.	4,359	615
	Match Group Inc.	19,400	613
	Amdocs Ltd.	8,732	610
*	Cirrus Logic Inc.	4,114	581
*	Qorvo Inc.	6,827	566
*	Rubrik Inc. Class A	10,849	564
*	Silicon Laboratories Inc.	2,629	538
*	Maplebear Inc.	13,970	524
*	Applied Digital Corp.	19,108	521
	Paycom Software Inc.	4,120	518
*	Procore Technologies Inc.	9,320	513
*	D-Wave Quantum Inc.	26,903	505
	Amkor Technology Inc.	10,146	485
*	Unity Software Inc.	26,144	477
	Bentley Systems Inc. Class B	12,680	463
*	Rigetti Computing Inc.	25,633	447
	KBR Inc.	10,155	429
	Avnet Inc.	6,472	426
*	Plexus Corp.	2,164	420
*	Cipher Digital Inc.	26,137	408
*	Hut 8 Corp.	7,617	405
*	Terawulf Inc.	24,529	398
*	Core Scientific Inc.	23,457	398
*	GLOBALFOUNDRIES Inc.	8,302	395
*	Novanta Inc.	2,920	393
*	Elastic NV	7,535	392
	Universal Display Corp.	3,551	379
*	Dropbox Inc. Class A	14,933	373
*	Allegro MicroSystems Inc.	10,064	367
*	UiPath Inc. Class A	32,516	349
	Science Applications International Corp.	3,764	347
	Clear Secure Inc. Class A	6,795	331
	Dolby Laboratories Inc. Class A	4,885	325
*	Appfolio Inc. Class A	1,797	319
*	SentinelOne Inc. Class A	23,751	312
*	DigitalOcean Holdings Inc.	5,522	310
	Pegasystems Inc.	7,013	307
*	Commvault Systems Inc.	3,594	306
*	Gitlab Inc. Class A	11,368	299
	Kulicke & Soffa Industries Inc.	4,109	286
*	Parsons Corp.	4,280	283
*	Qualys Inc.	2,940	272
*	CCC Intelligent Solutions Holdings Inc.	46,182	269
*	IPG Photonics Corp.	2,037	268
*	Box Inc. Class A	11,280	266
*	Impinj Inc.	2,160	265
*,1	SoundHound AI Inc. Class A	30,555	263
*	Synaptics Inc.	3,150	257
*	Zeta Global Holdings Corp. Class A	15,104	256
*	Workiva Inc.	4,068	251
*	Diodes Inc.	3,619	247
*	Q2 Holdings Inc.	5,013	241
*	Teradata Corp.	7,551	238
*	RingCentral Inc. Class A	6,388	233
*	Kyndryl Holdings Inc.	18,686	230
*	ACM Research Inc. Class A	4,035	225
*	Ultra Clean Holdings Inc.	3,665	222
*	Cleanspark Inc.	22,317	222
*	Fastly Inc. Class A	11,482	220
	Power Integrations Inc.	4,543	218
*	IAC Inc.	5,680	218
*	Varonis Systems Inc.	9,373	217

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	nLight Inc.	3,784	213
*	Axcelis Technologies Inc.	2,479	205
*	Cargurus Inc.	6,664	205
*	Insight Enterprises Inc.	2,387	199
*	Ambarella Inc.	3,295	199
*	Alarm.com Holdings Inc.	3,898	187
*	Tenable Holdings Inc.	9,709	187
	Vishay Intertechnology Inc.	9,706	182
	Adeia Inc.	8,667	179
	CSG Systems International Inc.	2,199	176
	ePlus Inc.	2,187	176
*	SPS Commerce Inc.	3,098	175
*	DXC Technology Co.	13,838	174
*	Globant SA	3,474	173
	Benchmark Electronics Inc.	2,966	171
*	NetScout Systems Inc.	5,810	170
*	Photronics Inc.	4,535	170
*	Rogers Corp.	1,503	162
*	Diebold Nixdorf Inc.	1,973	158
*	Magnite Inc.	11,516	157
*	Agilysys Inc.	2,148	155
*	Blackbaud Inc.	3,174	154
*	BlackLine Inc.	4,213	149
*	Veeco Instruments Inc.	4,753	145
*	Xometry Inc. Class A	3,513	144
*	nCino Inc.	8,901	144
*	LiveRamp Holdings Inc.	5,260	143
*	Trump Media & Technology Group Corp.	13,344	143
*,1	BigBear.ai Holdings Inc.	35,873	142
*	Progress Software Corp.	3,360	141
*,1	Quantum Computing Inc.	16,667	140
*	ZoomInfo Technologies Inc.	21,785	135
*	AvePoint Inc.	12,499	135
*	Braze Inc. Class A	7,071	134
*	Freshworks Inc. Class A	16,786	131
*	Ichor Holdings Ltd.	2,654	126
	CTS Corp.	2,332	123
*	DoubleVerify Holdings Inc.	11,670	123
*	NextNav Inc.	7,543	121
*	MaxLinear Inc.	6,858	120
	Concentrix Corp.	3,475	114
*	Innodata Inc.	2,549	113
*	Navitas Semiconductor Corp.	12,568	113
	A10 Networks Inc.	5,749	111
*	Intapp Inc.	4,822	108
*	Yelp Inc.	4,702	105
*	Cohu Inc.	3,457	104
*	Five9 Inc.	5,943	104
*,2	Sapiens International Corp. NV	2,356	103
*	Appian Corp. Class A	3,313	88
*	Alkami Technology Inc.	5,284	87
*	Aehr Test Systems	2,301	86
*	Ziff Davis Inc.	3,129	85
*	PDF Solutions Inc.	2,530	85
*	Life360 Inc.	1,617	85
*	Ouster Inc.	4,443	84
*	Penguin Solutions Inc.	4,012	83
*	Vertex Inc. Class A	5,695	82
*	C3.ai Inc. Class A	10,250	82
*	NCR Voyix Corp.	10,545	81
*	Daktronics Inc.	3,031	78
*	SkyWater Technology Inc.	2,511	74
*,1	Figure Technology Solutions Inc. Class A	2,933	74
*	Clarivate plc	30,545	70
*	SailPoint Inc.	4,784	67
*	Bitdeer Technologies Group Class A	8,363	64
	PC Connection Inc.	1,006	61
*	ScanSource Inc.	1,627	60
*	indie Semiconductor Inc. Class A	16,499	60
*	Schrodinger Inc.	4,843	58

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	Mitek Systems Inc.	3,576	52
*	PagerDuty Inc.	7,407	52
*	PAR Technology Corp.	3,136	51
*	Sprinklr Inc. Class A	8,641	50
*	Amplitude Inc. Class A	6,804	50
*	Consensus Cloud Solutions Inc.	1,663	50
*	Serve Robotics Inc.	5,017	50
*	NIQ Global Intelligence plc	3,651	49
*	Arteris Inc.	2,808	48
*	SEMrush Holdings Inc. Class A	4,007	47
*	Kimball Electronics Inc.	1,846	46
*	Asana Inc. Class A	6,518	46
*	Yext Inc.	7,965	45
*	Rumble Inc.	8,162	44
*	Alpha & Omega Semiconductor Ltd.	2,023	43
*	CEVA Inc.	1,992	42
*	Bit Digital Inc.	24,153	40
*	Aeva Technologies Inc.	3,049	40
	Ingram Micro Holding Corp.	1,930	40
*	Digital Turbine Inc.	9,512	39
*	Red Violet Inc.	895	39
*	Rezolve AI plc	16,469	38
	Shutterstock Inc.	2,158	36
*	Powerfleet Inc. NJ	9,988	36
*	NerdWallet Inc. Class A	3,184	35
*	Bandwidth Inc. Class A	2,312	34
*	EverQuote Inc. Class A	2,162	34
*	Kopin Corp.	15,499	34
*	Rapid7 Inc.	4,939	31
*	Grid Dynamics Holdings Inc.	4,609	31
*	Nextdoor Holdings Inc.	17,285	30
	OneSpan Inc.	2,602	29
*	Grindr Inc.	2,467	28
*	Navan Inc. Class A	2,903	28
	Hackett Group Inc.	2,003	27
	Climb Global Solutions Inc.	283	27
*	Blend Labs Inc. Class A	16,150	27
*	Sprout Social Inc. Class A	4,058	26
*	PubMatic Inc. Class A	3,169	26
	NVE Corp.	370	25
*	Cerence Inc.	3,143	25
*	Eventbrite Inc. Class A	5,327	24
*	Groupon Inc.	1,885	24
*	N-able Inc.	5,504	24
*	Weave Communications Inc.	4,788	24
*	Ibotta Inc. Class A	980	24
*	Chaince Digital Holdings Inc.	4,099	24
*	Mediaalpha Inc. Class A	2,323	23
*	Angi Inc.	2,983	23
	Methode Electronics Inc.	2,619	22
*	ON24 Inc.	2,748	22
*	Asure Software Inc.	2,258	21
*	VTEX Class A	5,391	19
	Xerox Holdings Corp.	9,743	18
*	Whitefiber Inc.	1,089	18
*	MicroVision Inc.	21,964	17
*	Simulations Plus Inc.	1,423	17
*	Telos Corp.	3,974	16
*	Rimini Street Inc.	3,927	15
*	Bumble Inc. Class A	4,955	15
*	Backblaze Inc. Class A	4,061	15
*	Unisys Corp.	5,903	14
*	Via Transportation Inc. Class A	812	14
*	eGain Corp.	1,347	13
*,1	Rackspace Technology Inc.	6,897	13
	Immersion Corp.	1,921	12
*	Tucows Inc. Class A	649	12
*	Kaltura Inc.	8,750	12
*,1	EverCommerce Inc.	1,050	12
*	Aeluma Inc.	793	12

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	Commerce.com Inc.	3,950	11
*	Ambiq Micro Inc.	360	11
*	Domo Inc. Class B	2,728	10
*	Atomera Inc.	1,972	10
*	Viant Technology Inc. Class A	1,006	10
	Richardson Electronics Ltd.	731	9
	CSP Inc.	893	8
*	TechTarget Inc.	2,377	8
*	KULR Technology Group Inc.	2,696	8
	ReposiTrak Inc.	837	7
*	Blaize Holdings Inc.	5,584	7
*	CS Disco Inc.	1,750	6
*	WM Technology Inc.	9,106	6
*	Getty Images Holdings Inc.	7,282	6
*	Digimarc Corp.	1,151	5
*	Arena Group Holdings Inc.	1,730	5
*	Airship AI Holdings Inc.	1,698	5
*	AudioEye Inc.	529	4
*	Expensify Inc. Class A	3,968	4
*	Neonode Inc.	889	2
*	Vivid Seats Inc. Class A	268	2
			1,919,213
Telecommunications (2.1%)
	Cisco Systems Inc.	322,204	25,602
	Verizon Communications Inc.	341,834	17,140
	AT&T Inc.	559,420	15,669
*	Arista Networks Inc.	83,480	11,145
	Comcast Corp. Class A	292,501	9,056
	T-Mobile US Inc.	38,998	8,466
	Motorola Solutions Inc.	13,497	6,509
*	Lumentum Holdings Inc.	5,696	3,992
*	Ciena Corp.	11,403	3,976
*	Charter Communications Inc. Class A	6,776	1,590
*	AST SpaceMobile Inc.	17,821	1,411
*	EchoStar Corp. Class A	10,872	1,256
*	Roku Inc.	10,412	1,025
	InterDigital Inc.	2,069	758
	Millicom International Cellular SA	8,073	588
*	Lumen Technologies Inc.	76,446	544
*	Viavi Solutions Inc.	17,762	528
*	Liberty Broadband Corp. Class C	9,261	506
*	Viasat Inc.	10,019	459
*	Applied Optoelectronics Inc.	4,742	399
	Telephone & Data Systems Inc.	8,080	362
*	Vistance Networks Inc.	17,377	305
	Ubiquiti Inc.	340	261
*	Globalstar Inc.	4,073	254
*	Calix Inc.	4,770	247
	Iridium Communications Inc.	7,309	175
*	Liberty Global Ltd. Class C	12,833	158
*	Liberty Global Ltd. Class A	12,136	155
*	Extreme Networks Inc.	11,005	154
*	Digi International Inc.	2,878	140
*	GCI Liberty Inc. Class C	2,722	107
	Uniti Group Inc.	13,946	102
*	Harmonic Inc.	8,881	94
	Cogent Communications Holdings Inc.	4,066	76
*	Liberty Broadband Corp. Class A	1,378	75
*	Liberty Latin America Ltd. Class C	9,327	74
	IDT Corp. Class B	1,282	65
*	ADTRAN Holdings Inc.	5,560	57
	Shenandoah Telecommunications Co.	3,870	53
*	NETGEAR Inc.	2,068	43
*	Cable One Inc.	391	37
*	Anterix Inc.	881	33
*	fuboTV Inc. Class A	26,425	31
*	Optimum Communications Inc. Class A	18,439	27
*	Clearfield Inc.	861	27
*	Gogo Inc.	6,134	26

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	8x8 Inc.	11,443	24
*	Ooma Inc.	1,790	22
	Spok Holdings Inc.	1,795	22
*	Aviat Networks Inc.	889	22
	ATN International Inc.	729	21
*	Xperi Inc.	3,264	20
*	Liberty Latin America Ltd. Class A	2,445	19
*	BK Technologies Corp.	199	17
*	Ribbon Communications Inc.	6,111	14
*	Inseego Corp.	960	12
*	Crexendo Inc.	1,477	9
*	GCI Liberty Inc. Class A	1	—
			113,959
Utilities (2.7%)
	NextEra Energy Inc.	168,847	15,833
	Southern Co.	89,243	8,690
	Constellation Energy Corp.	25,331	8,356
	Duke Energy Corp.	63,056	8,251
	Waste Management Inc.	29,960	7,216
	American Electric Power Co. Inc.	43,324	5,798
	Sempra	52,786	5,082
	Vistra Corp.	27,358	4,757
	Dominion Energy Inc.	69,041	4,359
	Exelon Corp.	81,808	4,047
	Xcel Energy Inc.	47,898	3,993
	Entergy Corp.	36,122	3,869
	Republic Services Inc.	16,421	3,760
	Public Service Enterprise Group Inc.	40,371	3,475
	PG&E Corp.	177,318	3,369
	Consolidated Edison Inc.	29,213	3,287
	WEC Energy Group Inc.	26,365	3,084
	NRG Energy Inc.	15,214	2,723
	DTE Energy Co.	16,774	2,487
	Ameren Corp.	21,866	2,477
	Atmos Energy Corp.	12,925	2,414
	PPL Corp.	59,872	2,334
	Edison International	30,810	2,303
	Eversource Energy	30,110	2,295
	CenterPoint Energy Inc.	52,742	2,294
	FirstEnergy Corp.	44,441	2,274
	American Water Works Co. Inc.	15,718	2,138
	CMS Energy Corp.	24,479	1,911
	NiSource Inc.	38,563	1,824
	Evergy Inc.	18,576	1,554
	Alliant Energy Corp.	20,793	1,504
*	Talen Energy Corp.	3,658	1,357
*	Clean Harbors Inc.	4,106	1,204
	AES Corp.	57,322	990
	Pinnacle West Capital Corp.	9,590	962
	Essential Utilities Inc.	22,597	903
	OGE Energy Corp.	16,352	804
	National Fuel Gas Co.	7,194	655
	UGI Corp.	17,261	646
	IDACORP Inc.	4,348	626
*	Oklo Inc.	8,722	549
	Ormat Technologies Inc. (XNYS)	4,885	507
	Portland General Electric Co.	9,144	493
	Brookfield Infrastructure Corp. Class A (XTSE)	9,677	483
	TXNM Energy Inc.	8,068	476
*	Casella Waste Systems Inc. Class A	5,064	472
	Brookfield Renewable Corp. (XTSE)	10,996	470
	Southwest Gas Holdings Inc.	5,145	454
	New Jersey Resources Corp.	8,245	447
	Black Hills Corp.	5,869	432
	Spire Inc.	4,699	430
	ONE Gas Inc.	4,752	415
	Clearway Energy Inc. Class C	9,182	352
	Northwestern Energy Group Inc.	4,954	347
	MDU Resources Group Inc.	16,625	344

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	Avista Corp.	6,759	275
	Chesapeake Utilities Corp.	1,922	261
	American States Water Co.	3,226	240
*	Sunrun Inc.	18,054	239
	MGE Energy Inc.	2,905	238
	California Water Service Group	4,933	222
*	Hawaiian Electric Industries Inc.	13,946	216
	Northwest Natural Holding Co.	3,170	168
	H2O America	2,574	138
*	NuScale Power Corp.	10,145	130
*	Enviri Corp.	6,275	119
*,1	NANO Nuclear Energy Inc.	3,127	83
	Middlesex Water Co.	1,401	76
	Excelerate Energy Inc. Class A	1,863	75
	Unitil Corp.	1,402	73
	Consolidated Water Co. Ltd.	1,121	42
	York Water Co.	1,148	38
*	Cadiz Inc.	5,182	27
	Genie Energy Ltd. Class B	1,826	27
*	Perma-Fix Environmental Services Inc.	1,325	18
*	Pure Cycle Corp.	1,650	17
	RGC Resources Inc.	643	14
	Global Water Resources Inc.	1,014	9
*	Arq Inc.	1,882	7
	Clearway Energy Inc. Class A	180	6
*	Net Power Inc.	2,889	6
			145,340
Total Common Stocks (Cost $3,364,019)			5,345,165
Rights (0.0%)
*	Empire Petroleum Corp. (Cost $—)	1,114	—
Warrants (0.0%)
*,1	Pulse Biosciences Inc. Exp. 6/27/2029 (Cost $—)	120	1
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[4,5]	Vanguard Market Liquidity Fund, 3.693% (Cost $12,386)	123,874	12,386
Total Investments (99.9%) (Cost $3,376,405)			5,357,552
Other Assets and Liabilities—Net (0.1%)			3,837
Net Assets (100%)			5,361,389
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,548.
2	Security value determined using significant unobservable inputs.
3	“Other” represents securities that are not classified by the fund’s benchmark index.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $1,791 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2026	5	659	(3)
E-mini S&P 500 Index	March 2026	20	6,889	30
				27

Russell 3000 Index Fund
Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Bank of America Corp.	2/1/2027	CITNA	1,325	(4.480)	—	(73)
Citigroup Inc.	8/31/2027	BANA	952	(4.370)	—	(35)
Elevance Health Inc.	8/31/2026	BANA	102	(4.380)	—	(3)
Global Payments Inc.	8/31/2026	BANA	7	(4.480)	—	—
Goldman Sachs Group Inc.	8/31/2027	BANA	1,074	(4.444)	—	(75)
JPMorgan Chase & Co.	8/31/2027	BANA	4,246	(4.424)	—	(43)
NetApp Inc.	8/31/2026	BANA	45	(4.310)	—	(1)
PayPal Holdings Inc.	8/31/2026	BANA	239	(4.480)	—	(6)
VICI Properties Inc.	8/31/2026	BANA	171	(4.330)	—	—
					—	(236)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.

See accompanying Notes, which are an integral part of the Financial Statements.

Russell 3000 Index Fund
Statement of Assets and Liabilities
As of February 28, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $3,364,019)	5,345,166
Affiliated Issuers (Cost $12,386)	12,386
Total Investments in Securities	5,357,552
Investment in Vanguard	128
Cash Collateral Pledged—Futures Contracts	520
Receivables for Investment Securities Sold	677
Receivables for Accrued Income	4,780
Receivables for Capital Shares Issued	115
Total Assets	5,363,772
Liabilities
Due to Custodian	1
Payables for Investment Securities Purchased	95
Collateral for Securities on Loan	1,791
Payables for Capital Shares Redeemed	111
Payables to Vanguard	111
Variation Margin Payable—Futures Contracts	38
Unrealized Depreciation—Over-the-Counter Swap Contracts	236
Total Liabilities	2,383
Net Assets	5,361,389
1 Includes $1,548 of securities on loan.
At February 28, 2026, net assets consisted of:

Paid-in Capital	3,481,824
Total Distributable Earnings (Loss)	1,879,565
Net Assets	5,361,389

ETF Shares—Net Assets
Applicable to 13,451,484 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,084,085
Net Asset Value Per Share—ETF Shares	$303.62

Institutional Shares—Net Assets
Applicable to 2,173,318 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,277,304
Net Asset Value Per Share—Institutional Shares	$587.72

See accompanying Notes, which are an integral part of the Financial Statements.

Russell 3000 Index Fund
Statement of Operations

Six Months Ended February 28, 2026
($000)
Investment Income
Income
Dividends[1]	29,732
Interest[2]	189
Securities Lending—Net	58
Total Income	29,979
Expenses
The Vanguard Group—Note C
Investment Advisory Services	38
Management and Administrative—ETF Shares	1,136
Management and Administrative—Institutional Shares	400
Marketing and Distribution—ETF Shares	72
Marketing and Distribution—Institutional Shares	19
Custodian Fees	35
Shareholders’ Reports—ETF Shares	31
Shareholders’ Reports—Institutional Shares	2
Trustees’ Fees and Expenses	1
Other Expenses	8
Total Expenses	1,742
Net Investment Income	28,237
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	95,993
Futures Contracts	873
Swap Contracts	(468)
Realized Net Gain (Loss)	96,398
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	215,422
Futures Contracts	(129)
Swap Contracts	(236)
Change in Unrealized Appreciation (Depreciation)	215,057
Net Increase (Decrease) in Net Assets Resulting from Operations	339,692
1	Dividends are net of foreign withholding taxes of $18.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $174, ($1), and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $104,508 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

Russell 3000 Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2026	Year Ended August 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	28,237	53,887
Realized Net Gain (Loss)	96,398	157,889
Change in Unrealized Appreciation (Depreciation)	215,057	408,195
Net Increase (Decrease) in Net Assets Resulting from Operations	339,692	619,971
Distributions
ETF Shares	(21,627)	(38,077)
Institutional Shares	(7,513)	(15,800)
Total Distributions	(29,140)	(53,877)
Capital Share Transactions
ETF Shares	315,247	567,235
Institutional Shares	(69,072)	(275,541)
Net Increase (Decrease) from Capital Share Transactions	246,175	291,694
Total Increase (Decrease)	556,727	857,788
Net Assets
Beginning of Period	4,804,662	3,946,874
End of Period	5,361,389	4,804,662

See accompanying Notes, which are an integral part of the Financial Statements.

Russell 3000 Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2026	Year Ended August 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$285.29	$249.54	$200.77	$177.97	$208.13	$158.71
Investment Operations
Net Investment Income[1]	1.631	3.182	2.957	2.897	2.662	2.385
Net Realized and Unrealized Gain (Loss) on Investments	18.405	35.753	48.893	22.832	(30.247)	49.386
Total from Investment Operations	20.036	38.935	51.850	25.729	(27.585)	51.771
Distributions
Dividends from Net Investment Income	(1.706)	(3.185)	(3.080)	(2.929)	(2.575)	(2.351)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.706)	(3.185)	(3.080)	(2.929)	(2.575)	(2.351)
Net Asset Value, End of Period	$303.62	$285.29	$249.54	$200.77	$177.97	$208.13
Total Return	7.04%	15.74%	26.06%	14.68%	-13.36%	32.90%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,084	$3,538	$2,577	$1,802	$1,219	$1,124
Ratio of Total Expenses to Average Net Assets	0.07%	0.08%	0.10%[2]	0.10%[2]	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.10%	1.22%	1.34%	1.58%	1.36%	1.31%
Portfolio Turnover Rate[3]	2%	4%	9%	11%	8%	10%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Russell 3000 Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2026	Year Ended August 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$552.24	$483.05	$388.63	$344.48	$402.86	$307.19
Investment Operations
Net Investment Income[1]	3.167	6.198	5.823	5.690	5.323	4.689
Net Realized and Unrealized Gain (Loss) on Investments	35.615	69.206	94.639	44.177	(58.648)	95.580
Total from Investment Operations	38.782	75.404	100.462	49.867	(53.325)	100.269
Distributions
Dividends from Net Investment Income	(3.302)	(6.214)	(6.042)	(5.717)	(5.055)	(4.599)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(3.302)	(6.214)	(6.042)	(5.717)	(5.055)	(4.599)
Net Asset Value, End of Period	$587.72	$552.24	$483.05	$388.63	$344.48	$402.86
Total Return	7.04%	15.75%	26.09%	14.70%	-13.34%	32.94%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,277	$1,267	$1,370	$1,061	$1,445	$1,154
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.08%[2]	0.08%[2]	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.10%	1.23%	1.37%	1.62%	1.40%	1.34%
Portfolio Turnover Rate[3]	2%	4%	9%	11%	8%	10%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Russell 3000 Index Fund
Notes to Financial Statements
Vanguard Russell 3000 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2026, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended February 28, 2026, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

Russell 3000 Index Fund
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Portfolio Management, LLC.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2026, the fund had contributed to Vanguard capital in the amount of $128,000, representing less than 0.01% of the fund’s net assets and 0.05% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Russell 3000 Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	5,345,056	—	109	5,345,165
Rights	—	—	—	—
Warrants	—	1	—	1
Temporary Cash Investments	12,386	—	—	12,386
Total	5,357,442	1	109	5,357,552
Derivative Financial Instruments
Assets
Futures Contracts[1]	30	—	—	30
Liabilities
Futures Contracts[1]	(3)	—	—	(3)
Swap Contracts	—	(236)	—	(236)
Total	(3)	(236)	—	(239)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	As of February 28, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	3,394,263
Gross Unrealized Appreciation	2,118,583
Gross Unrealized Depreciation	(155,267)
Net Unrealized Appreciation (Depreciation)	1,963,316
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2025, the fund had available capital losses totaling $194,725,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended February 28, 2026, the fund purchased $162,637,000 of investment securities and sold $128,303,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $370,264,000 and $159,126,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2026, such purchases were $14,319,000 and sales were $3,516,000, resulting in net realized loss of $714,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2026		Year Ended August 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	474,569	1,575	895,030	3,451
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(159,322)	(525)	(327,795)	(1,375)
Net Increase (Decrease)—ETF Shares	315,247	1,050	567,235	2,076
Institutional Shares
Issued	145,507	249	73,252	148
Issued in Lieu of Cash Distributions	6,917	12	14,152	28
Redeemed	(221,496)	(382)	(362,945)	(719)
Net Increase (Decrease)—Institutional Shares	(69,072)	(121)	(275,541)	(543)

Russell 3000 Index Fund
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q18542 042026

Financial Statements
For the six-months ended February 28, 2026
Vanguard Russell 1000 Value Index Fund

Contents
Financial Statements	1

Russell 1000 Value Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.4%)
Basic Materials (3.3%)
	Linde plc	270,985	137,682
	Newmont Corp. (XNYS)	634,365	82,467
	Freeport-McMoRan Inc.	826,031	56,236
	Air Products & Chemicals Inc.	128,177	35,334
	Ecolab Inc.	108,969	33,601
	Anglogold Ashanti plc (XNYS)	255,441	32,638
	Nucor Corp.	132,732	23,478
	Royal Gold Inc.	47,152	14,136
	Steel Dynamics Inc.	71,644	13,837
	International Paper Co.	302,322	13,166
	International Flavors & Fragrances Inc.	148,006	12,170
	Albemarle Corp.	67,803	12,114
	Southern Copper Corp.	48,760	10,644
	Reliance Inc.	30,110	9,504
	Alcoa Corp.	149,204	9,263
	CF Industries Holdings Inc.	92,839	9,241
	Carpenter Technology Corp.	22,841	9,092
	Avery Dennison Corp.	44,440	8,726
	LyondellBasell Industries NV Class A	148,027	8,514
*	RBC Bearings Inc.	14,316	8,245
	Mueller Industries Inc.	62,412	7,362
	Solstice Advanced Materials Inc.	91,602	7,192
	Fastenal Co.	118,498	5,456
	Mosaic Co.	181,904	5,064
	Eastman Chemical Co.	66,320	5,008
	Element Solutions Inc.	129,896	4,558
*	MP Materials Corp.	75,339	4,435
	Hexcel Corp.	45,669	4,233
	Timken Co.	36,143	3,917
*	Cleveland-Cliffs Inc.	323,333	3,447
	Celanese Corp.	62,912	3,142
	Westlake Corp.	19,544	2,059
	NewMarket Corp.	3,028	1,896
	Scotts Miracle-Gro Co.	25,009	1,754
	Olin Corp.	66,420	1,685
	Ashland Inc.	25,925	1,617
	Huntsman Corp.	94,530	1,196
	FMC Corp.	71,027	1,047
			605,156
Consumer Discretionary (10.9%)
*	Amazon.com Inc.	1,522,751	319,778
	Walmart Inc.	2,261,132	289,312
	McDonald's Corp.	389,333	132,786
	Walt Disney Co.	1,045,594	110,875
	Lowe's Cos. Inc.	323,425	85,569
	Starbucks Corp.	569,690	55,841
	TJX Cos. Inc.	322,756	52,177
	Home Depot Inc.	136,599	52,006
	General Motors Co.	538,553	42,389
	NIKE Inc. Class B	668,265	41,553
*	Warner Bros Discovery Inc.	1,344,714	37,881
	Ford Motor Co.	2,254,150	31,761
*	AutoZone Inc.	8,089	30,379
	Ross Stores Inc.	147,329	30,297
	Target Corp.	262,359	29,854
	Electronic Arts Inc.	144,971	29,077
	Delta Air Lines Inc.	376,321	24,724
	DR Horton Inc.	152,147	24,403
	Garmin Ltd.	94,279	23,837
1

Russell 1000 Value Index Fund
		Shares	Market Value• ($000)
	eBay Inc.	260,847	23,701
*	United Airlines Holdings Inc.	187,830	19,966
	Dollar General Corp.	126,852	19,819
	Yum! Brands Inc.	106,694	17,942
	Omnicom Group Inc.	184,975	15,777
	PulteGroup Inc.	113,176	15,528
	Estee Lauder Cos. Inc. Class A	141,507	15,491
*	Take-Two Interactive Software Inc.	69,371	14,671
*	Dollar Tree Inc.	111,265	14,073
	Carnival Corp.	431,642	13,618
*	Ulta Beauty Inc.	19,754	13,527
	Lennar Corp. Class A	109,026	12,468
	Williams-Sonoma Inc.	58,268	11,983
	Southwest Airlines Co.	238,093	11,728
*	NVR Inc.	1,472	11,066
	Marriott International Inc. Class A	30,123	10,294
	RB Global Inc. (XTSE)	100,283	10,125
	Genuine Parts Co.	80,214	9,566
*	Aptiv plc	125,559	9,234
	Toll Brothers Inc.	56,217	8,840
	Hasbro Inc.	76,237	7,592
*	Liberty Media Corp.-Liberty Formula One Class C	81,764	7,489
	Dick's Sporting Goods Inc.	36,604	7,454
	Ralph Lauren Corp.	20,448	7,414
	New York Times Co. Class A	92,486	7,379
	BorgWarner Inc. (XNYS)	122,276	7,039
*	Rivian Automotive Inc. Class A	454,219	6,963
*	Five Below Inc.	31,019	6,934
	Best Buy Co. Inc.	111,642	6,918
	Fox Corp. Class A	122,706	6,913
	Service Corp. International	78,919	6,643
*	BJ's Wholesale Club Holdings Inc.	64,530	6,375
	Aramark	150,441	6,296
*	GameStop Corp. Class A	236,668	5,687
	Domino's Pizza Inc.	12,778	5,143
	News Corp. Class A	211,739	5,143
	TKO Group Holdings Inc.	22,745	5,092
*	SharkNinja Inc.	40,226	4,943
	LKQ Corp.	148,338	4,911
	Restaurant Brands International Inc.	67,666	4,852
	Wynn Resorts Ltd.	44,087	4,770
*	Lululemon Athletica Inc.	25,188	4,664
*	American Airlines Group Inc.	352,523	4,607
	Booking Holdings Inc.	1,066	4,519
*	MGM Resorts International	118,227	4,358
	Fox Corp. Class B	82,222	4,253
	VF Corp.	202,696	3,936
	Lear Corp.	29,850	3,918
	Nexstar Media Group Inc.	15,278	3,835
*	Ollie's Bargain Outlet Holdings Inc.	35,496	3,802
	Hyatt Hotels Corp. Class A	23,386	3,777
*	O'Reilly Automotive Inc.	39,236	3,683
	Gap Inc.	130,972	3,672
*	CarMax Inc.	84,585	3,652
*	Wayfair Inc. Class A	46,254	3,531
	Pool Corp.	15,463	3,513
	Lithia Motors Inc.	12,412	3,470
*	Amer Sports Inc.	86,432	3,283
	Macy's Inc.	153,951	3,045
*	Madison Square Garden Sports Corp.	9,178	3,044
*	Mattel Inc.	178,267	3,022
*	AutoNation Inc.	15,295	2,985
	Gentex Corp.	126,845	2,968
*	Caesars Entertainment Inc.	116,840	2,927
*	Floor & Decor Holdings Inc. Class A	42,020	2,903
*	e.l.f. Beauty Inc.	31,489	2,899
*	Alaska Air Group Inc.	54,751	2,825
	Thor Industries Inc.	29,157	2,803
*	Versant Media Group Inc.	83,509	2,783
	Bath & Body Works Inc.	119,077	2,710
2

Russell 1000 Value Index Fund
		Shares	Market Value• ($000)
*	Liberty Live Holdings Inc. Class C	27,132	2,704
*	Crocs Inc.	29,140	2,643
	Boyd Gaming Corp.	31,646	2,634
*	Lyft Inc. Class A	186,654	2,583
*	SiteOne Landscape Supply Inc.	17,168	2,453
	Sirius XM Holdings Inc.	109,616	2,407
	Whirlpool Corp.	34,792	2,381
*	Bright Horizons Family Solutions Inc.	28,602	2,131
	News Corp. Class B	78,835	2,111
*	YETI Holdings Inc.	46,670	2,040
	PVH Corp.	27,705	1,901
	H&R Block Inc.	60,590	1,855
*	Grand Canyon Education Inc.	11,645	1,852
*	QuantumScape Corp.	259,781	1,798
	Travel & Leisure Co.	23,766	1,752
	Lennar Corp. Class B	16,155	1,724
*	Flutter Entertainment plc	15,727	1,669
	Penske Automotive Group Inc.	10,380	1,635
	U-Haul Holding Co.	34,084	1,607
	Tapestry Inc.	9,713	1,510
*	Copart Inc.	35,142	1,339
*	Etsy Inc.	24,116	1,323
*	Penn Entertainment Inc.	83,349	1,304
*	RH	7,334	1,215
	Harley-Davidson Inc.	62,792	1,130
	Choice Hotels International Inc.	10,620	1,119
	Newell Brands Inc.	244,610	1,113
*	Liberty Live Holdings Inc. Class A	10,556	1,024
	Dillard's Inc. Class A	1,590	958
*	Liberty Media Corp.-Liberty Formula One Class A	11,174	943
	Columbia Sportswear Co.	15,007	930
*	Birkenstock Holding plc	21,627	901
*	Under Armour Inc. Class C	117,788	852
*	Under Armour Inc. Class A	99,770	740
*,1	Lucid Group Inc.	70,941	709
	Darden Restaurants Inc.	3,181	680
*,1	Avis Budget Group Inc.	6,508	634
*	Norwegian Cruise Line Holdings Ltd.	25,111	622
	Churchill Downs Inc.	6,116	562
*	Coty Inc. Class A	198,759	499
	Vail Resorts Inc.	3,396	461
	Wendy's Co.	52,066	399
	Wyndham Hotels & Resorts Inc.	4,707	385
*	Valvoline Inc.	8,248	312
*	U-Haul Holding Co. (XNYS)	4,697	238
			2,019,035
Consumer Staples (6.3%)
	Procter & Gamble Co.	1,356,405	226,791
	Philip Morris International Inc.	899,819	168,113
	PepsiCo Inc.	682,630	115,870
	Coca-Cola Co.	1,148,329	93,658
	Altria Group Inc.	974,222	67,260
	CVS Health Corp.	723,216	57,785
	Mondelez International Inc. Class A	747,976	46,060
	Corteva Inc.	395,019	31,649
	Colgate-Palmolive Co.	244,301	24,220
	Kroger Co.	350,163	23,895
	Keurig Dr Pepper Inc.	747,676	22,640
	Kenvue Inc.	1,097,224	20,979
	Archer-Daniels-Midland Co.	275,976	19,053
	Hershey Co.	73,997	17,484
	Church & Dwight Co. Inc.	138,956	14,571
	General Mills Inc.	307,861	13,925
	Kimberly-Clark Corp.	122,552	13,657
	Constellation Brands Inc. Class A	82,053	12,953
*	US Foods Holding Corp.	129,316	12,493
	Casey's General Stores Inc.	17,950	12,306
	Kraft Heinz Co.	492,473	12,120
	Sysco Corp.	128,402	11,705
3

Russell 1000 Value Index Fund
		Shares	Market Value• ($000)
	Tyson Foods Inc. Class A	161,774	10,514
	McCormick & Co. Inc.	146,445	10,403
	Bunge Global SA	77,558	9,357
	Clorox Co.	70,121	8,917
*	Performance Food Group Co.	77,057	7,479
	J M Smucker Co.	59,875	6,942
	Coca-Cola Consolidated Inc.	28,315	5,731
	McKesson Corp.	5,721	5,649
	Conagra Brands Inc.	274,855	5,291
	Molson Coors Beverage Co. Class B	94,414	4,625
	Ingredion Inc.	36,870	4,331
	Hormel Foods Corp.	166,872	4,272
*	Darling Ingredients Inc.	80,230	4,265
	Albertsons Cos. Inc. Class A	228,467	4,090
	Lamb Weston Holdings Inc.	77,448	3,732
	Primo Brands Corp.	148,375	3,365
	Campbell's Co.	112,074	3,020
*	Post Holdings Inc.	28,076	2,984
	Brown-Forman Corp. Class B	85,142	2,457
*	Freshpet Inc.	20,031	1,692
*	BellRing Brands Inc.	72,635	1,336
*	Boston Beer Co. Inc. Class A	4,708	1,068
	Flowers Foods Inc.	107,375	1,061
	Pilgrim's Pride Corp.	23,792	1,027
	Reynolds Consumer Products Inc.	31,266	776
	Brown-Forman Corp. Class A	25,154	739
	Seaboard Corp.	137	703
	Smithfield Foods Inc.	26,465	658
			1,155,671
Energy (6.7%)
	Exxon Mobil Corp.	2,439,508	372,025
	Chevron Corp.	1,081,797	202,036
	ConocoPhillips	722,242	81,946
	Williams Cos. Inc.	665,815	49,750
	SLB Ltd.	797,681	40,953
	EOG Resources Inc.	315,404	39,135
	Baker Hughes Co.	572,762	37,378
	Kinder Morgan Inc.	1,122,613	37,349
	Valero Energy Corp.	175,748	35,965
	Marathon Petroleum Corp.	175,821	34,850
	Phillips 66	216,069	33,346
	ONEOK Inc.	360,643	29,850
	EQT Corp.	358,811	22,038
	Occidental Petroleum Corp.	407,413	21,626
	Diamondback Energy Inc.	108,114	18,821
	Halliburton Co.	484,624	17,446
	Cheniere Energy Inc.	67,617	15,939
	Devon Energy Corp.	354,048	15,412
	TechnipFMC plc	231,390	15,344
	Expand Energy Corp.	131,498	14,191
	Coterra Energy Inc.	435,400	13,319
*	First Solar Inc.	58,680	11,572
	Ovintiv Inc. (XNYS)	165,628	8,379
	DT Midstream Inc.	58,651	8,143
	Permian Resources Corp.	410,714	7,512
*	Antero Resources Corp.	167,073	6,150
	APA Corp.	202,458	6,149
	Range Resources Corp.	136,248	5,624
	Viper Energy Inc. Class A	97,509	4,538
	Antero Midstream Corp.	192,918	4,337
	Weatherford International plc	40,374	4,258
	NOV Inc.	209,587	4,246
	HF Sinclair Corp.	81,213	4,061
	Chord Energy Corp.	32,913	3,567
	Matador Resources Co.	67,322	3,460
			1,230,715
Financials (18.2%)
*	Berkshire Hathaway Inc. Class B	1,065,128	537,836
	JPMorgan Chase & Co. (XYNS)	1,478,895	444,112
4

Russell 1000 Value Index Fund
		Shares	Market Value• ($000)
	Bank of America Corp. (XNYS)	3,368,238	167,839
	Wells Fargo & Co.	1,814,983	147,830
	Goldman Sachs Group Inc. (XYNS)	152,415	131,011
	Morgan Stanley	664,955	110,722
	Blackrock Inc.	88,188	93,764
	Citigroup Inc. (XNYS)	796,453	87,761
	Charles Schwab Corp.	899,079	85,592
	S&P Global Inc.	174,820	77,249
	Chubb Ltd.	210,898	71,887
	Progressive Corp.	321,357	68,661
	CME Group Inc.	207,741	66,373
	Intercontinental Exchange Inc.	329,337	54,054
	US Bancorp	901,847	49,295
	PNC Financial Services Group Inc.	228,346	48,489
	Marsh & McLennan Cos. Inc.	251,348	46,937
	Bank of New York Mellon Corp.	373,584	44,494
	Travelers Cos. Inc.	128,403	39,630
	Truist Financial Corp.	744,866	36,729
	Allstate Corp.	152,155	32,640
	Arthur J Gallagher & Co.	137,304	31,333
	Aflac Inc.	277,201	31,304
*	Robinhood Markets Inc. Class A	370,328	28,089
	Fifth Third Bancorp	522,030	25,825
	KKR & Co. Inc.	293,772	25,758
	American International Group Inc.	319,866	25,746
	MetLife Inc.	321,242	23,152
	Nasdaq Inc.	261,427	22,896
	Hartford Insurance Group Inc.	162,296	22,856
	State Street Corp.	161,169	20,730
*	Arch Capital Group Ltd.	206,124	20,643
*	Coinbase Global Inc. Class A	116,327	20,456
	Prudential Financial Inc.	202,152	19,888
	Huntington Bancshares Inc.	1,158,076	19,456
	M&T Bank Corp.	88,783	19,264
	Cboe Global Markets Inc.	60,437	18,114
	Willis Towers Watson plc	55,060	16,803
	Interactive Brokers Group Inc. Class A	234,170	16,671
	Raymond James Financial Inc.	103,062	15,777
	Northern Trust Corp.	108,264	15,492
	Citizens Financial Group Inc.	247,679	14,908
	Cincinnati Financial Corp.	88,961	14,588
	Regions Financial Corp.	510,370	14,204
	MSCI Inc.	21,416	12,246
*	Markel Group Inc.	5,855	12,134
	Principal Financial Group Inc.	125,726	11,997
	W R Berkley Corp.	167,239	11,991
	T Rowe Price Group Inc.	124,996	11,828
	KeyCorp.	545,787	11,320
	Brown & Brown Inc.	149,100	10,708
	Loews Corp.	97,257	10,700
	First Citizens BancShares Inc. Class A	5,390	10,231
	Rocket Cos. Inc. Class A	543,719	9,890
	Annaly Capital Management Inc.	394,677	9,172
*	SoFi Technologies Inc.	493,743	8,769
	East West Bancorp Inc.	79,134	8,661
	Reinsurance Group of America Inc. Class A	38,033	8,205
	RenaissanceRe Holdings Ltd.	26,390	7,982
	Fidelity National Financial Inc.	148,531	7,854
	Carlyle Group Inc.	150,888	7,845
	Pinnacle Financial Partners Inc.	86,254	7,828
	Tradeweb Markets Inc. Class A	61,571	7,589
	Apollo Global Management Inc.	72,446	7,578
	Unum Group	97,568	6,999
	Everest Group Ltd.	20,687	6,940
[1]	AGNC Investment Corp.	618,739	6,936
	First Horizon Corp.	290,058	6,901
	Webster Financial Corp.	94,774	6,836
	Brookfield Asset Management Ltd. Class A	144,440	6,753
	Assurant Inc.	29,284	6,723
	Globe Life Inc.	45,904	6,668
5

Russell 1000 Value Index Fund
		Shares	Market Value• ($000)
	Evercore Inc. Class A	21,362	6,597
	Stifel Financial Corp.	85,861	6,358
	Southstate Bank Corp.	57,973	5,720
	Old Republic International Corp.	132,072	5,662
	Ally Financial Inc.	140,559	5,544
	Invesco Ltd.	209,872	5,511
	Wintrust Financial Corp.	37,995	5,474
	American Financial Group Inc.	38,101	5,067
	Columbia Banking System Inc.	171,013	4,865
	Affiliated Managers Group Inc.	15,866	4,858
	SEI Investments Co.	59,102	4,806
	Zions Bancorp NA	83,652	4,792
	Cullen / Frost Bankers Inc.	34,545	4,775
	Popular Inc.	34,651	4,690
	Primerica Inc.	18,384	4,663
	Franklin Resources Inc.	175,038	4,646
	Axis Capital Holdings Ltd.	42,983	4,544
	XP Inc. Class A	208,004	4,478
	FactSet Research Systems Inc.	20,360	4,414
	MarketAxess Holdings Inc.	21,148	4,060
	Western Alliance Bancorp	49,465	3,973
	First American Financial Corp.	56,459	3,958
	Corebridge Financial Inc.	151,848	3,924
	Commerce Bancshares Inc.	74,625	3,805
	OneMain Holdings Inc.	68,731	3,782
	Janus Henderson Group plc	71,871	3,745
	Prosperity Bancshares Inc.	52,777	3,714
	Hanover Insurance Group Inc.	20,543	3,711
	Voya Financial Inc.	55,295	3,698
	Starwood Property Trust Inc.	200,109	3,564
	FNB Corp.	204,813	3,480
	MGIC Investment Corp.	127,032	3,370
	Lincoln National Corp.	98,218	3,369
	Rithm Capital Corp.	320,047	3,217
	Houlihan Lokey Inc.	19,555	3,203
	Aon plc Class A (XNYS)	9,134	3,064
	Jefferies Financial Group Inc.	66,833	2,967
	White Mountains Insurance Group Ltd.	1,330	2,953
	Bank OZK	61,391	2,858
	RLI Corp.	44,767	2,790
	Ameriprise Financial Inc.	5,128	2,411
	Assured Guaranty Ltd.	25,400	2,190
	Lazard Inc.	42,953	2,173
*	Brighthouse Financial Inc.	32,766	1,965
*	Circle Internet Group Inc.	23,002	1,919
	Virtu Financial Inc. Class A	45,645	1,890
	SLM Corp.	100,805	1,889
	First Hawaiian Inc.	70,965	1,757
	BOK Financial Corp.	12,951	1,628
	Kemper Corp.	36,129	1,168
	Broadridge Financial Solutions Inc.	6,271	1,166
*	Credit Acceptance Corp.	2,117	1,002
	Hamilton Lane Inc. Class A	8,074	847
	Morningstar Inc.	4,416	809
	CNA Financial Corp.	12,423	597
*,1	Bullish	16,155	507
	TFS Financial Corp.	30,511	428
	UWM Holdings Corp.	87,088	384
	TPG Inc.	4,945	215
*,1	Freedom Holding Corp.	1,382	166
			3,371,922
Health Care (11.5%)
	Johnson & Johnson	1,389,425	345,175
	Merck & Co. Inc.	1,454,890	180,145
	UnitedHealth Group Inc.	525,235	154,036
	Abbott Laboratories	999,839	116,331
	Thermo Fisher Scientific Inc.	217,938	113,570
	Pfizer Inc.	3,280,078	90,694
	Gilead Sciences Inc.	525,313	78,245
6

Russell 1000 Value Index Fund
		Shares	Market Value• ($000)
	Danaher Corp.	363,705	76,611
	Medtronic plc	740,356	72,303
	Bristol-Myers Squibb Co.	950,174	59,262
	Stryker Corp.	147,734	57,241
*	Boston Scientific Corp.	705,117	54,188
	Regeneron Pharmaceuticals Inc.	58,668	45,859
	Cigna Group	140,141	40,616
	Elevance Health Inc. (XNYS)	126,366	40,437
	HCA Healthcare Inc.	73,838	39,112
	Amgen Inc.	81,523	31,644
	Becton Dickinson & Co.	165,092	29,135
*	Edwards Lifesciences Corp.	332,534	28,754
	GE HealthCare Technologies Inc.	264,069	22,253
	Agilent Technologies Inc.	164,468	19,963
*	IQVIA Holdings Inc.	97,490	17,432
	ResMed Inc.	64,551	16,542
*	Biogen Inc.	84,203	16,152
	Cardinal Health Inc.	68,431	15,686
	STERIS plc	56,903	14,360
	Labcorp Holdings Inc.	48,017	13,883
	Quest Diagnostics Inc.	64,557	13,680
	Humana Inc.	69,530	13,248
*	Centene Corp.	283,002	12,701
*	Waters Corp.	38,656	12,346
*	United Therapeutics Corp.	24,349	12,269
*	Tenet Healthcare Corp.	50,430	12,072
*	Illumina Inc.	88,751	11,933
	Zimmer Biomet Holdings Inc.	114,182	11,240
*	Moderna Inc.	207,052	11,092
	West Pharmaceutical Services Inc.	41,548	10,567
*	Exact Sciences Corp.	101,824	10,527
	Royalty Pharma plc Class A	224,547	10,376
*	Revolution Medicines Inc.	99,876	10,189
	Viatris Inc.	666,522	9,951
*	Hologic Inc.	128,657	9,696
*	Cooper Cos. Inc.	114,803	9,606
*	Elanco Animal Health Inc. (XNYS)	284,212	7,503
*	Align Technology Inc.	39,434	7,496
*	Incyte Corp.	68,619	6,949
	Zoetis Inc.	52,097	6,830
*	BioMarin Pharmaceutical Inc.	109,870	6,782
	Revvity Inc.	66,996	6,586
*	Roivant Sciences Ltd.	224,858	6,507
	Universal Health Services Inc. Class B	30,872	6,363
*	Jazz Pharmaceuticals plc	33,320	6,331
*	Solventum Corp.	85,077	6,313
	Encompass Health Corp.	57,664	6,221
*	Globus Medical Inc. Class A	64,881	6,194
	Baxter International Inc.	295,824	6,026
	QIAGEN NV	117,036	5,828
	Bio-Techne Corp.	89,149	5,260
*	Charles River Laboratories International Inc.	28,267	5,045
*	Henry Schein Inc.	60,367	4,974
*	Repligen Corp.	26,867	3,459
*	Avantor Inc.	381,286	3,451
*	Veeva Systems Inc. Class A	17,191	3,129
	Teleflex Inc.	25,278	3,085
	Chemed Corp.	7,313	2,998
*	Bio-Rad Laboratories Inc. Class A	10,472	2,916
*	Envista Holdings Corp.	94,267	2,754
	Bruker Corp.	59,677	2,394
*	Molina Healthcare Inc.	13,341	2,055
*	Viking Therapeutics Inc.	58,037	1,964
*	Sotera Health Co.	106,441	1,730
	DENTSPLY SIRONA Inc.	114,905	1,687
*	Exelixis Inc.	29,173	1,285
*	Acadia Healthcare Co. Inc.	52,486	1,230
*	Insmed Inc.	7,580	1,132
	Organon & Co.	150,009	1,094
*	Neurocrine Biosciences Inc.	8,028	1,062
7

Russell 1000 Value Index Fund
		Shares	Market Value• ($000)
	Perrigo Co. plc	78,041	1,032
*	Ionis Pharmaceuticals Inc.	6,480	526
*	Certara Inc.	69,756	494
*	Sarepta Therapeutics Inc.	8,788	147
*	Caris Life Sciences Inc.	6,580	133
*	Medline Inc. Class A	2,396	114
			2,118,201
Industrials (16.3%)
	RTX Corp.	772,256	156,474
	Caterpillar Inc. (XNYS)	190,248	141,322
	Honeywell International Inc.	367,090	89,419
	Deere & Co.	141,125	88,868
	Eaton Corp. plc	226,126	85,005
*	Boeing Co.	371,116	84,440
	Union Pacific Corp.	318,249	84,330
	Accenture plc Class A	361,246	75,399
	Parker-Hannifin Corp.	73,139	73,810
	Capital One Financial Corp.	363,124	71,042
	American Express Co.	209,538	64,726
	Lockheed Martin Corp.	86,182	56,715
	Northrop Grumman Corp.	78,057	56,543
	Johnson Controls International plc	381,156	55,001
	General Dynamics Corp.	146,126	52,174
	Emerson Electric Co.	325,625	49,088
	FedEx Corp.	123,958	47,972
	CRH plc	391,858	47,015
	Cummins Inc.	79,636	46,497
	CSX Corp.	1,083,761	46,266
	3M Co.	258,549	42,743
	Norfolk Southern Corp.	130,163	40,967
	United Parcel Service Inc. Class B (XNYS)	345,927	40,114
	L3Harris Technologies Inc.	107,610	39,228
	PACCAR Inc.	297,637	37,529
	TransDigm Group Inc.	26,583	34,632
	Illinois Tool Works Inc.	112,489	32,693
	AMETEK Inc.	133,098	31,840
	United Rentals Inc.	36,692	30,821
*	Keysight Technologies Inc.	99,178	30,480
	Ferguson Enterprises Inc.	103,845	27,079
	Westinghouse Air Brake Technologies Corp.	97,840	25,825
	Carrier Global Corp.	383,468	24,695
	Rockwell Automation Inc.	60,058	24,471
	Vulcan Materials Co.	76,212	23,626
	Martin Marietta Materials Inc.	34,795	23,541
	PayPal Holdings Inc. (XNGS)	507,347	23,444
	Ingersoll Rand Inc. (XYNS)	229,682	21,622
	Otis Worldwide Corp.	225,208	20,845
	Old Dominion Freight Line Inc.	101,737	20,658
*	Teledyne Technologies Inc.	27,046	18,421
	Xylem Inc.	140,583	18,214
	Dover Corp.	78,048	17,600
*	Mettler-Toledo International Inc.	12,094	16,529
	PPG Industries Inc.	129,524	15,966
	Hubbell Inc.	30,819	15,768
	Fidelity National Information Services Inc.	304,150	15,499
	Curtiss-Wright Corp.	21,744	15,228
	Synchrony Financial	207,893	14,367
	Smurfit WestRock plc	300,632	14,133
*	Fiserv Inc.	223,684	13,933
	Woodward Inc.	34,751	13,440
	Amcor plc	266,271	12,895
*	ATI Inc.	77,569	12,690
	Dow Inc.	408,707	12,560
	CH Robinson Worldwide Inc.	67,778	12,556
	Equifax Inc.	58,295	12,181
	DuPont de Nemours Inc.	241,490	12,084
	EMCOR Group Inc.	16,588	12,020
	Paychex Inc.	127,961	11,984
	Packaging Corp. of America	51,074	11,856
8

Russell 1000 Value Index Fund
		Shares	Market Value• ($000)
	Snap-on Inc.	29,606	11,405
	Expeditors International of Washington Inc.	77,758	11,277
*	XPO Inc.	52,538	11,058
	Quanta Services Inc.	19,386	10,916
	nVent Electric plc	91,779	10,863
	Fortive Corp.	183,322	10,853
	Global Payments Inc. (XNYS)	138,705	10,605
	Ball Corp.	157,184	10,552
	JB Hunt Transport Services Inc.	44,267	10,332
*	Block Inc. (XNYS)	159,496	10,160
	Textron Inc.	101,581	10,021
	Huntington Ingalls Industries Inc.	22,508	10,005
	ITT Inc.	49,059	9,930
	Jacobs Solutions Inc.	68,628	9,461
	MKS Inc.	38,688	9,458
*	API Group Corp.	212,401	9,443
	Pentair plc	94,582	9,382
*	Trimble Inc.	137,339	9,184
	IDEX Corp.	43,723	9,159
	Graco Inc.	95,909	9,008
	Nordson Corp.	30,665	8,998
	BWX Technologies Inc.	43,512	8,963
	Lincoln Electric Holdings Inc.	30,873	8,862
	TransUnion	112,515	8,838
	Masco Corp.	119,905	8,588
*	MasTec Inc.	28,440	8,476
	Watsco Inc.	20,261	8,456
*	QXO Inc.	352,591	8,445
	Regal Rexnord Corp.	38,091	8,417
	RPM International Inc.	73,483	8,386
	Carlisle Cos. Inc.	21,191	8,366
	Veralto Corp.	82,984	8,085
	WESCO International Inc.	27,822	8,054
	Allegion plc	49,860	8,035
	Stanley Black & Decker Inc.	89,282	7,722
	Crown Holdings Inc.	66,880	7,664
	AECOM	76,305	7,476
*	Generac Holdings Inc.	33,134	7,467
	Advanced Drainage Systems Inc.	41,034	7,031
	Jack Henry & Associates Inc.	42,124	6,843
*	TopBuild Corp.	15,050	6,747
	Verisk Analytics Inc.	32,146	6,673
*	Zebra Technologies Corp. Class A	29,392	6,583
*	Builders FirstSource Inc.	62,457	6,514
	Flowserve Corp.	73,205	6,480
	CNH Industrial NV	506,592	6,231
	Donaldson Co. Inc.	67,083	6,223
*	Saia Inc.	15,344	6,220
	Oshkosh Corp.	36,333	6,177
	Applied Industrial Technologies Inc.	21,664	6,122
	Owens Corning	47,711	5,824
	Crane Co.	28,490	5,713
	Knight-Swift Transportation Holdings Inc.	90,760	5,711
	Toro Co.	57,097	5,645
	AptarGroup Inc.	37,728	5,422
	Acuity Inc.	17,630	5,317
	Valmont Industries Inc.	11,520	5,298
	Cognex Corp.	96,938	5,273
	A O Smith Corp.	65,716	5,126
	Ryder System Inc.	22,675	5,024
	Littelfuse Inc.	14,234	5,017
	Allison Transmission Holdings Inc.	39,672	4,971
	AGCO Corp.	35,927	4,904
*	Middleby Corp.	27,670	4,672
	Sherwin-Williams Co.	12,645	4,585
	Tetra Tech Inc.	123,542	4,428
	Simpson Manufacturing Co. Inc.	22,183	4,294
	MSA Safety Inc.	21,433	4,188
*	Kirby Corp.	32,073	4,163
	Esab Corp.	32,665	4,121
9

Russell 1000 Value Index Fund
		Shares	Market Value• ($000)
*	Axalta Coating Systems Ltd.	123,105	4,113
*	GXO Logistics Inc.	64,899	4,078
*	Gates Industrial Corp. plc	146,676	4,044
	WW Grainger Inc.	3,442	3,940
	Air Lease Corp.	60,046	3,893
	Eagle Materials Inc.	17,082	3,823
	Fortune Brands Innovations Inc.	69,652	3,785
*	Mohawk Industries Inc.	29,847	3,739
	Genpact Ltd.	92,568	3,677
	Automatic Data Processing Inc.	17,019	3,648
*	Everus Construction Group Inc.	29,335	3,546
	Sealed Air Corp.	84,081	3,521
	Vontier Corp.	83,438	3,414
	Landstar System Inc.	19,828	3,231
	Sonoco Products Co.	56,559	3,194
*	Aurora Innovation Inc.	672,607	3,148
*	Fair Isaac Corp.	2,220	3,129
	Sensata Technologies Holding plc	83,652	3,124
*	StandardAero Inc.	100,657	3,100
	Louisiana-Pacific Corp.	36,477	3,091
*	Affirm Holdings Inc.	64,507	3,031
	Armstrong World Industries Inc.	17,335	3,008
	Brunswick Corp.	37,785	3,008
	Ralliant Corp.	65,537	3,007
*	FTI Consulting Inc.	17,195	2,827
*	Amentum Holdings Inc.	91,752	2,741
*	WEX Inc.	17,762	2,650
*	Trex Co. Inc.	61,478	2,546
*	Core & Main Inc. Class A	45,911	2,487
	Silgan Holdings Inc.	51,142	2,457
	MSC Industrial Direct Co. Inc. Class A	25,217	2,366
	ADT Inc.	294,644	2,363
	Graphic Packaging Holding Co.	168,759	2,064
*	BILL Holdings Inc.	46,252	2,059
*	Hayward Holdings Inc.	114,491	1,832
	Western Union Co.	183,119	1,763
	WillScot Holdings Corp.	76,520	1,654
*	Euronet Worldwide Inc.	22,542	1,568
	Robert Half Inc.	56,675	1,384
	Crane NXT Co.	28,444	1,374
	Leonardo DRS Inc.	26,599	1,154
*	James Hardie Industries plc	31,150	758
	Schneider National Inc. Class B	26,357	748
	ManpowerGroup Inc.	26,285	735
*	Paylocity Holding Corp.	1,924	205
*	Loar Holdings Inc.	2,198	156
			3,019,976
Real Estate (4.0%)
	Welltower Inc.	396,940	82,214
	Prologis Inc.	535,717	76,377
	Equinix Inc.	56,643	55,185
	Realty Income Corp.	528,824	35,431
	Digital Realty Trust Inc.	198,852	35,237
	Simon Property Group Inc.	145,785	29,718
	Public Storage	79,385	24,376
	Ventas Inc.	270,225	23,283
*	CBRE Group Inc. Class A	153,085	22,605
	Crown Castle Inc.	250,735	22,451
	Iron Mountain Inc.	169,537	18,366
	Extra Space Storage Inc.	121,496	18,350
	VICI Properties Inc. (XNYS)	578,575	17,479
	AvalonBay Communities Inc.	82,110	14,552
	Equity Residential	218,528	13,813
	SBA Communications Corp.	61,850	12,442
	Weyerhaeuser Co.	418,463	10,265
*	CoStar Group Inc.	211,109	9,422
	Essex Property Trust Inc.	36,812	9,391
	WP Carey Inc.	125,264	9,351
	Invitation Homes Inc.	353,157	9,302
10

Russell 1000 Value Index Fund
		Shares	Market Value• ($000)
	Kimco Realty Corp.	386,008	9,090
	Mid-America Apartment Communities Inc.	67,185	8,993
	Regency Centers Corp.	104,306	8,240
	Omega Healthcare Investors Inc.	170,443	8,227
	Sun Communities Inc.	57,321	7,822
	Host Hotels & Resorts Inc.	395,924	7,756
	Gaming & Leisure Properties Inc.	156,787	7,668
	Equity LifeStyle Properties Inc.	111,066	7,459
	Healthpeak Properties Inc.	400,672	7,084
	UDR Inc.	180,337	6,763
	Camden Property Trust	60,895	6,597
*	Jones Lang LaSalle Inc.	20,072	6,334
	EastGroup Properties Inc.	30,500	5,987
	American Homes 4 Rent Class A	197,528	5,926
	CubeSmart	130,949	5,387
	Federal Realty Investment Trust	49,318	5,364
	Alexandria Real Estate Equities Inc.	98,829	5,341
	Brixmor Property Group Inc.	176,000	5,328
	Agree Realty Corp.	65,415	5,265
	BXP Inc.	91,253	5,254
	Rexford Industrial Realty Inc.	134,504	5,040
	NNN REIT Inc.	108,328	4,909
	First Industrial Realty Trust Inc.	73,939	4,668
	STAG Industrial Inc.	108,044	4,237
*	Zillow Group Inc. Class C	89,207	3,980
	Rayonier Inc.	171,641	3,689
	Healthcare Realty Trust Inc.	189,461	3,496
	Vornado Realty Trust	101,880	2,810
	Millrose Properties Inc.	88,521	2,776
	EPR Properties	43,161	2,564
	Cousins Properties Inc.	96,536	2,236
	Americold Realty Trust Inc.	164,649	2,205
	Kilroy Realty Corp.	67,608	2,016
	Medical Properties Trust Inc.	287,281	1,655
	Lineage Inc.	40,512	1,642
*	Zillow Group Inc. Class A	33,504	1,501
	National Storage Affiliates Trust	40,374	1,414
	Highwoods Properties Inc.	62,219	1,399
*	Howard Hughes Holdings Inc.	17,642	1,277
	Park Hotels & Resorts Inc.	112,731	1,275
*,1	Fermi Inc.	20,618	206
			740,490
Technology (14.0%)
	Alphabet Inc. Class A	1,190,954	371,292
	Alphabet Inc. Class C	970,076	302,111
	Micron Technology Inc.	644,937	265,953
	Meta Platforms Inc. Class A	224,783	145,700
	International Business Machines Corp.	537,239	129,050
	Applied Materials Inc.	331,543	123,433
*	Intel Corp.	2,547,658	116,199
	Analog Devices Inc.	286,282	101,856
	Salesforce Inc.	478,649	93,236
*	Advanced Micro Devices Inc.	386,091	77,299
	QUALCOMM Inc.	481,484	68,544
	Corning Inc.	450,596	67,761
	Texas Instruments Inc.	310,295	65,817
	Western Digital Corp.	196,289	54,902
*	Sandisk Corp.	80,742	51,300
	Marvell Technology Inc.	464,202	37,921
	Teradyne Inc.	90,359	28,918
	Dell Technologies Inc. Class C	158,616	23,488
*	Coherent Corp.	89,688	23,223
	Microchip Technology Inc.	304,814	22,751
	Roper Technologies Inc.	61,801	21,614
*	Strategy Inc.	146,286	18,944
	Cognizant Technology Solutions Corp. Class A	278,931	17,971
	Hewlett Packard Enterprise Co.	756,872	16,250
*	ON Semiconductor Corp.	236,071	15,694
	Qnity Electronics Inc.	120,750	15,306
11

Russell 1000 Value Index Fund
		Shares	Market Value• ($000)
*	MongoDB Inc.	40,941	13,448
*	Flex Ltd.	212,177	13,371
	Leidos Holdings Inc.	73,695	12,904
*	Synopsys Inc.	28,457	11,781
*	Zoom Communications Inc.	154,030	11,389
	VeriSign Inc.	47,833	10,903
	HP Inc.	544,581	10,342
	Entegris Inc.	72,601	9,616
*	PTC Inc.	60,813	9,523
	SS&C Technologies Holdings Inc.	120,730	9,090
*	F5 Inc.	33,024	8,961
	CDW Corp.	70,246	8,615
*	Twilio Inc. Class A	67,668	8,185
*	Akamai Technologies Inc.	81,320	8,001
*	CACI International Inc. Class A	12,709	7,755
	TD SYNNEX Corp.	44,094	6,914
*	MACOM Technology Solutions Holdings Inc.	27,625	6,854
	NetApp Inc. (XNGS)	67,892	6,723
	Gen Digital Inc. (XNGS)	282,572	6,378
	Jabil Inc.	21,245	5,630
*	Super Micro Computer Inc. (XNGS)	160,254	5,191
	Skyworks Solutions Inc.	85,257	5,080
*	Onto Innovation Inc.	21,874	4,722
*	Arrow Electronics Inc.	29,802	4,535
	Match Group Inc.	138,722	4,384
*	EPAM Systems Inc.	31,045	4,377
	Amdocs Ltd.	62,282	4,347
*	Nutanix Inc. Class A	112,658	4,313
*	Okta Inc.	58,621	4,250
*	Cirrus Logic Inc.	29,492	4,162
*	Qorvo Inc.	48,642	4,032
*	Maplebear Inc.	99,445	3,730
	Amkor Technology Inc.	71,842	3,435
*	Unity Software Inc.	174,660	3,184
	Avnet Inc.	46,519	3,063
*	Pinterest Inc. Class A	171,641	2,940
	KBR Inc.	67,045	2,831
*	GLOBALFOUNDRIES Inc.	59,363	2,823
	Universal Display Corp.	25,133	2,681
*	Allegro MicroSystems Inc.	71,402	2,604
*	UiPath Inc. Class A	232,585	2,496
	Science Applications International Corp.	26,664	2,460
	Dolby Laboratories Inc. Class A	35,130	2,339
*	Parsons Corp.	30,442	2,009
*	Dropbox Inc. Class A	77,706	1,942
*	CCC Intelligent Solutions Holdings Inc.	328,707	1,916
*	IPG Photonics Corp.	14,316	1,884
	Paycom Software Inc.	13,516	1,701
*	Pure Storage Inc. Class A	25,395	1,631
*	Rubrik Inc. Class A	31,043	1,613
*	Tyler Technologies Inc.	4,474	1,587
*	Kyndryl Holdings Inc.	124,751	1,538
*	IAC Inc.	38,695	1,483
	Pegasystems Inc.	33,762	1,476
*	Teradata Corp.	42,041	1,324
*	Docusign Inc.	28,498	1,284
*	DXC Technology Co.	99,691	1,255
*	Lattice Semiconductor Corp.	11,996	1,147
*	Globant SA	22,480	1,119
*	ZoomInfo Technologies Inc.	152,207	945
*	nCino Inc.	52,948	855
	Concentrix Corp.	25,278	829
*	SentinelOne Inc. Class A	47,279	620
*	SailPoint Inc.	35,065	494
*	Clarivate plc	210,668	485
*	DoubleVerify Holdings Inc.	42,864	452
*	Trump Media & Technology Group Corp.	42,082	451
*,1	Figure Technology Solutions Inc. Class A	16,395	414
	Ingram Micro Holding Corp.	12,230	253
12

Russell 1000 Value Index Fund
		Shares	Market Value• ($000)
*	NIQ Global Intelligence plc	13,886	185
			2,577,787
Telecommunications (3.5%)
	Cisco Systems Inc.	2,298,227	182,617
	Verizon Communications Inc.	2,438,843	122,284
	AT&T Inc.	3,990,342	111,770
	Comcast Corp. Class A	2,086,713	64,605
	T-Mobile US Inc.	278,097	60,372
*	Ciena Corp.	81,485	28,414
	Motorola Solutions Inc.	56,008	27,010
*	Lumentum Holdings Inc.	37,577	26,338
*	Charter Communications Inc. Class A	48,042	11,272
*	Roku Inc.	64,864	6,383
	Millicom International Cellular SA	57,785	4,212
*	Liberty Broadband Corp. Class C	51,787	2,828
*	Liberty Global Ltd. Class A	101,088	1,288
	Iridium Communications Inc.	48,626	1,165
*	Liberty Global Ltd. Class C	72,514	892
*	AST SpaceMobile Inc.	9,487	751
*	GCI Liberty Inc. Class C	14,795	582
*	Liberty Broadband Corp. Class A	7,519	410
*	GCI Liberty Inc. Class A	1,352	54
			653,247
Utilities (4.7%)
	NextEra Energy Inc.	1,204,403	112,937
	Southern Co.	636,133	61,947
	Constellation Energy Corp.	180,740	59,623
	Duke Energy Corp.	449,113	58,766
	American Electric Power Co. Inc.	308,724	41,314
	Sempra	376,669	36,262
	Dominion Energy Inc.	492,783	31,114
	Exelon Corp.	583,558	28,869
	Xcel Energy Inc.	341,827	28,495
	Entergy Corp.	257,534	27,585
	Republic Services Inc.	117,115	26,819
	Public Service Enterprise Group Inc.	288,516	24,833
	PG&E Corp.	1,265,588	24,046
	Consolidated Edison Inc.	208,189	23,425
	WEC Energy Group Inc.	187,913	21,978
	DTE Energy Co.	119,616	17,732
	Ameren Corp.	155,851	17,655
	Atmos Energy Corp.	92,212	17,224
	PPL Corp.	427,215	16,653
	Edison International	219,831	16,430
	CenterPoint Energy Inc.	376,465	16,376
	Eversource Energy	214,570	16,352
	FirstEnergy Corp.	316,610	16,198
	American Water Works Co. Inc.	112,437	15,295
	CMS Energy Corp.	175,036	13,665
	NiSource Inc.	275,534	13,033
	Evergy Inc.	132,996	11,126
	Alliant Energy Corp.	148,360	10,732
*	Talen Energy Corp.	26,427	9,804
*	Clean Harbors Inc.	29,295	8,589
	AES Corp.	409,649	7,079
	Pinnacle West Capital Corp.	68,704	6,891
	Essential Utilities Inc.	161,955	6,473
	OGE Energy Corp.	116,191	5,710
	National Fuel Gas Co.	51,814	4,717
	UGI Corp.	124,361	4,652
	IDACORP Inc.	31,061	4,472
	Brookfield Renewable Corp. (XTSE)	78,305	3,346
	MDU Resources Group Inc.	116,604	2,411
	Clearway Energy Inc. Class C	46,597	1,785
	Clearway Energy Inc. Class A	20,357	733
			873,146
Total Common Stocks (Cost $14,856,205)			18,365,346
13

Russell 1000 Value Index Fund
		Shares	Market Value• ($000)
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[2,3]	Vanguard Market Liquidity Fund, 3.693% (Cost $97,866)	978,724	97,863
Total Investments (99.9%) (Cost $14,954,071)			18,463,209
Other Assets and Liabilities—Net (0.1%)			15,919
Net Assets (100%)			18,479,128
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,918.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $5,410 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2026	21	7,233	(14)
E-mini S&P Mid-Cap 400 Index	March 2026	19	6,798	(21)
				(35)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Bank of America Corp.	2/1/2027	CITNA	8,742	(4.480)	—	(478)
Block Inc.	8/31/2026	BANA	1,818	(3.630)	411	—
Carrier Global Corp.	8/31/2026	BANA	4,305	(3.630)	203	—
Caterpillar Inc.	8/31/2026	BANA	33,731	(3.630)	—	(1,050)
Citigroup Inc.	8/31/2027	BANA	5,197	(4.370)	—	(189)
Elevance Health Inc.	8/31/2026	BANA	650	(4.380)	—	(21)
Global Payments Inc.	8/31/2026	BANA	48	(4.480)	—	(1)
Goldman Sachs Group Inc.	8/31/2027	BANA	7,281	(4.439)	—	(512)
JPMorgan Chase & Co.	8/31/2027	BANA	27,177	(4.423)	—	(272)
NetApp Inc.	8/31/2026	BANA	180	(4.310)	—	(5)
PayPal Holdings Inc.	8/31/2026	BANA	1,579	(4.480)	—	(37)
SoFi Technologies Inc.	8/31/2026	BANA	2,122	(3.630)	—	(169)
United Parcel Service Inc.	8/31/2026	BANA	8,880	(3.630)	292	—
VICI Properties Inc.	8/31/2026	BANA	1,148	(4.330)	—	(1)
					906	(2,735)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
At February 28, 2026, the counterparties had deposited in segregated accounts securities with a value of $200 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
14

Russell 1000 Value Index Fund
Statement of Assets and Liabilities
As of February 28, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $14,856,205)	18,365,346
Affiliated Issuers (Cost $97,866)	97,863
Total Investments in Securities	18,463,209
Investment in Vanguard	385
Cash	17
Cash Collateral Pledged—Futures Contracts	740
Receivables for Investment Securities Sold	89
Receivables for Accrued Income	24,197
Receivables for Capital Shares Issued	176
Unrealized Appreciation—Over-the-Counter Swap Contracts	906
Total Assets	18,489,719
Liabilities
Payables for Investment Securities Purchased	390
Collateral for Securities on Loan	5,410
Payables for Capital Shares Redeemed	1,611
Payables to Vanguard	373
Variation Margin Payable—Futures Contracts	72
Unrealized Depreciation—Over-the-Counter Swap Contracts	2,735
Total Liabilities	10,591
Net Assets	18,479,128
1 Includes $4,918 of securities on loan.
At February 28, 2026, net assets consisted of:

Paid-in Capital	15,745,360
Total Distributable Earnings (Loss)	2,733,768
Net Assets	18,479,128

ETF Shares—Net Assets
Applicable to 171,753,299 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	16,999,722
Net Asset Value Per Share—ETF Shares	$98.98

Institutional Shares—Net Assets
Applicable to 3,826,609 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,479,406
Net Asset Value Per Share—Institutional Shares	$386.61

See accompanying Notes, which are an integral part of the Financial Statements.
15

Russell 1000 Value Index Fund
Statement of Operations

Six Months Ended February 28, 2026
($000)
Investment Income
Income
Dividends[1]	148,134
Interest[2]	961
Securities Lending—Net	141
Total Income	149,236
Expenses
The Vanguard Group—Note C
Investment Advisory Services	122
Management and Administrative—ETF Shares	4,140
Management and Administrative—Institutional Shares	366
Marketing and Distribution—ETF Shares	343
Marketing and Distribution—Institutional Shares	24
Custodian Fees	152
Shareholders’ Reports—ETF Shares	187
Shareholders’ Reports—Institutional Shares	2
Trustees’ Fees and Expenses	4
Other Expenses	8
Total Expenses	5,348
Net Investment Income	143,888
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	570,093
Futures Contracts	1,440
Swap Contracts	11,513
Realized Net Gain (Loss)	583,046
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	1,261,691
Futures Contracts	(52)
Swap Contracts	(1,829)
Change in Unrealized Appreciation (Depreciation)	1,259,810
Net Increase (Decrease) in Net Assets Resulting from Operations	1,986,744
1	Dividends are net of foreign withholding taxes of $78.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $938, ($5), and ($4), respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $590,746 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
16

Russell 1000 Value Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2026	Year Ended August 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	143,888	247,738
Realized Net Gain (Loss)	583,046	464,993
Change in Unrealized Appreciation (Depreciation)	1,259,810	524,075
Net Increase (Decrease) in Net Assets Resulting from Operations	1,986,744	1,236,806
Distributions
ETF Shares	(140,619)	(213,629)
Institutional Shares	(14,342)	(29,249)
Total Distributions	(154,961)	(242,878)
Capital Share Transactions
ETF Shares	1,773,757	3,307,482
Institutional Shares	(139,967)	(97,032)
Net Increase (Decrease) from Capital Share Transactions	1,633,790	3,210,450
Total Increase (Decrease)	3,465,573	4,204,378
Net Assets
Beginning of Period	15,013,555	10,809,177
End of Period	18,479,128	15,013,555

See accompanying Notes, which are an integral part of the Financial Statements.
17

Russell 1000 Value Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2026	Year Ended August 31,
		2025	2024	2023	2022	2021[1]
Net Asset Value, Beginning of Period	$88.47	$82.60	$69.71	$65.70	$71.54	$53.52
Investment Operations
Net Investment Income[2]	.830	1.653	1.615	1.523	1.415	1.282
Net Realized and Unrealized Gain (Loss) on Investments	10.576	5.877	12.848	3.964	(5.875)	17.932
Total from Investment Operations	11.406	7.530	14.463	5.487	(4.460)	19.214
Distributions
Dividends from Net Investment Income	(.896)	(1.660)	(1.573)	(1.477)	(1.380)	(1.194)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.896)	(1.660)	(1.573)	(1.477)	(1.380)	(1.194)
Net Asset Value, End of Period	$98.98	$88.47	$82.60	$69.71	$65.70	$71.54
Total Return	12.99%	9.27%	21.06%	8.55%	-6.32%	36.32%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$17,000	$13,556	$9,349	$6,760	$5,980	$6,569
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.08%[3]	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.80%	1.98%	2.19%	2.27%	2.02%	1.99%
Portfolio Turnover Rate[4]	2%	17%	17%	15%	14%	19%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Adjusted to reflect a 2-for-1 share split effective at the beginning of trading on April 20, 2021.
2	Calculated based on average shares outstanding.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
18

Russell 1000 Value Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2026	Year Ended August 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$345.56	$322.65	$272.26	$256.61	$279.40	$209.00
Investment Operations
Net Investment Income[1]	3.273	6.485	6.312	5.952	5.555	5.002
Net Realized and Unrealized Gain (Loss) on Investments	41.295	22.934	50.244	15.489	(22.930)	70.071
Total from Investment Operations	44.568	29.419	56.556	21.441	(17.375)	75.073
Distributions
Dividends from Net Investment Income	(3.518)	(6.509)	(6.166)	(5.791)	(5.415)	(4.673)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(3.518)	(6.509)	(6.166)	(5.791)	(5.415)	(4.673)
Net Asset Value, End of Period	$386.61	$345.56	$322.65	$272.26	$256.61	$279.40
Total Return	12.99%	9.28%	21.09%	8.55%	-6.30%	36.35%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,479	$1,458	$1,460	$1,405	$1,608	$1,773
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.07%[2]	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	1.82%	1.99%	2.20%	2.27%	2.03%	2.01%
Portfolio Turnover Rate[3]	2%	17%	17%	15%	14%	19%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
19

Russell 1000 Value Index Fund
Notes to Financial Statements
Vanguard Russell 1000 Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2026, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended February 28, 2026, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
20

Russell 1000 Value Index Fund
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Portfolio Management, LLC.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2026, the fund had contributed to Vanguard capital in the amount of $385,000, representing less than 0.01% of the fund’s net assets and 0.15% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
21

Russell 1000 Value Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	18,365,346	—	—	18,365,346
Temporary Cash Investments	97,863	—	—	97,863
Total	18,463,209	—	—	18,463,209
Derivative Financial Instruments
Assets
Swap Contracts	—	906	—	906
Liabilities
Futures Contracts[1]	(35)	—	—	(35)
Swap Contracts	—	(2,735)	—	(2,735)
Total	(35)	(2,735)	—	(2,770)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	As of February 28, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	14,983,477
Gross Unrealized Appreciation	4,183,995
Gross Unrealized Depreciation	(704,298)
Net Unrealized Appreciation (Depreciation)	3,479,697
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2025, the fund had available capital losses totaling $1,372,527,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended February 28, 2026, the fund purchased $285,795,000 of investment securities and sold $424,350,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $3,445,454,000 and $1,734,371,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2026, such purchases were $71,470,000 and sales were $11,885,000, resulting in net realized loss of $1,785,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2026		Year Ended August 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	3,514,179	37,350	5,204,394	62,600
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,740,422)	(18,825)	(1,896,912)	(22,550)
Net Increase (Decrease)—ETF Shares	1,773,757	18,525	3,307,482	40,050
Institutional Shares
Issued	110,557	309	254,046	777
Issued in Lieu of Cash Distributions	11,473	32	25,748	80
Redeemed	(261,997)	(733)	(376,826)	(1,164)
Net Increase (Decrease)—Institutional Shares	(139,967)	(392)	(97,032)	(307)
22

Russell 1000 Value Index Fund
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q18492 042026
23

Financial Statements
For the six-months ended February 28, 2026
Vanguard Russell 1000 Growth Index Fund

Contents
Financial Statements	1

Russell 1000 Growth Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Basic Materials (0.3%)
	Fastenal Co.	1,547,788	71,260
	Ecolab Inc.	100,145	30,880
	Anglogold Ashanti plc (XNYS)	100,050	12,783
*	RBC Bearings Inc.	10,865	6,257
	Carpenter Technology Corp.	14,172	5,642
	Steel Dynamics Inc.	21,076	4,070
			130,892
Consumer Discretionary (17.4%)
*	Amazon.com Inc.	9,706,016	2,038,263
*	Tesla Inc.	4,186,001	1,684,907
	Costco Wholesale Corp.	729,097	736,964
*	Netflix Inc.	6,960,608	669,889
	Home Depot Inc.	1,246,517	474,574
*	Uber Technologies Inc.	3,306,942	249,410
	Booking Holdings Inc.	50,045	212,158
	TJX Cos. Inc.	919,080	148,578
*	Spotify Technology SA	253,269	130,418
	Royal Caribbean Cruises Ltd.	416,639	129,558
*	O'Reilly Automotive Inc.	1,271,153	119,336
	Hilton Worldwide Holdings Inc.	374,474	116,753
	Marriott International Inc. Class A	282,159	96,422
*	Airbnb Inc. Class A	698,388	94,359
	Walmart Inc.	713,965	91,352
*	Chipotle Mexican Grill Inc.	2,161,704	80,459
*	Carvana Co.	222,485	74,346
*	Roblox Corp. Class A	1,018,980	69,963
*	Copart Inc.	1,352,228	51,506
	Tapestry Inc.	311,221	48,386
	Tractor Supply Co.	873,391	45,277
*	Live Nation Entertainment Inc.	259,892	42,139
	Expedia Group Inc.	192,668	41,557
*	Coupang Inc.	2,148,044	40,985
	Darden Restaurants Inc.	181,920	38,904
*	Burlington Stores Inc.	102,683	31,510
	Somnigroup International Inc.	331,129	29,639
	Las Vegas Sands Corp.	503,318	28,548
	Rollins Inc.	460,345	28,030
*	Deckers Outdoor Corp.	238,776	28,001
	Yum! Brands Inc.	153,148	25,753
	Restaurant Brands International Inc.	338,959	24,307
	Starbucks Corp.	246,779	24,189
*	Flutter Entertainment plc	213,805	22,693
	McDonald's Corp.	66,269	22,602
*	Viking Holdings Ltd.	286,781	22,375
	Ross Stores Inc.	104,661	21,522
*	Take-Two Interactive Software Inc.	101,075	21,375
	Texas Roadhouse Inc.	109,164	19,963
*	DraftKings Inc. Class A	789,854	18,830
*	Lululemon Athletica Inc.	98,187	18,181
*	Trade Desk Inc. Class A	732,640	17,451
	Carnival Corp.	547,983	17,289
*	On Holding AG Class A	367,078	17,062
*	Norwegian Cruise Line Holdings Ltd.	665,541	16,499
*	AutoZone Inc.	3,908	14,677
*	Cava Group Inc.	163,747	13,504
*	Ulta Beauty Inc.	18,327	12,550
	Wingstop Inc.	45,896	11,910
*	Planet Fitness Inc. Class A	137,101	11,263
	Murphy USA Inc.	28,330	11,070
1

Russell 1000 Growth Index Fund
		Shares	Market Value• ($000)
	TKO Group Holdings Inc.	48,156	10,781
*	Dutch Bros Inc. Class A	192,796	10,336
*	Chewy Inc. Class A	358,555	9,832
*	Liberty Media Corp.-Liberty Formula One Class C	106,998	9,800
	Wyndham Hotels & Resorts Inc.	109,365	8,946
	Churchill Downs Inc.	92,058	8,463
*	Valvoline Inc.	184,368	6,969
*	Duolingo Inc.	62,665	6,329
	Domino's Pizza Inc.	15,699	6,319
	Vail Resorts Inc.	46,490	6,314
	Williams-Sonoma Inc.	29,348	6,035
*	Etsy Inc.	92,944	5,101
	Southwest Airlines Co.	79,812	3,932
*	Floor & Decor Holdings Inc. Class A	55,012	3,801
*	SiteOne Landscape Supply Inc.	22,708	3,245
*	BJ's Wholesale Club Holdings Inc.	31,783	3,140
	U-Haul Holding Co.	63,347	2,987
*	SharkNinja Inc.	22,714	2,791
	Travel & Leisure Co.	33,118	2,441
	Pool Corp.	10,691	2,429
*	Wayfair Inc. Class A	29,166	2,226
*	Grand Canyon Education Inc.	13,024	2,072
	RB Global Inc. (XTSE)	18,277	1,845
*	Alaska Air Group Inc.	32,570	1,681
	Ralph Lauren Corp.	4,164	1,510
	Choice Hotels International Inc.	13,821	1,456
*	Lyft Inc. Class A	100,649	1,393
	Lithia Motors Inc.	4,000	1,118
*,1	Birkenstock Holding plc	26,745	1,114
	H&R Block Inc.	34,812	1,066
*	Liberty Media Corp.-Liberty Formula One Class A	12,543	1,058
*,1	Avis Budget Group Inc.	10,121	986
*	Bright Horizons Family Solutions Inc.	12,440	927
*	American Airlines Group Inc.	67,196	878
	Wendy's Co.	114,366	876
*	RH	3,869	641
	Nexstar Media Group Inc.	2,501	628
*	U-Haul Holding Co. (XNYS)	4,319	219
			8,198,941
Consumer Staples (1.9%)
	Coca-Cola Co.	3,120,412	254,501
	McKesson Corp.	190,673	188,265
	Cencora Inc.	301,448	112,181
*	Monster Beverage Corp.	1,146,240	97,774
	Colgate-Palmolive Co.	626,424	62,103
	PepsiCo Inc.	308,232	52,319
	Sysco Corp.	421,608	38,434
	Kimberly-Clark Corp.	196,384	21,885
*	Celsius Holdings Inc.	270,535	14,503
*	Sprouts Farmers Market Inc.	160,915	11,887
	Hershey Co.	29,211	6,902
	Casey's General Stores Inc.	9,762	6,693
*	Performance Food Group Co.	31,091	3,018
	Coca-Cola Consolidated Inc.	13,062	2,644
*	Freshpet Inc.	21,088	1,781
*	Darling Ingredients Inc.	29,118	1,548
			876,438
Energy (0.4%)
	Targa Resources Corp.	348,460	82,167
	Texas Pacific Land Corp.	94,972	49,793
	Cheniere Energy Inc.	157,935	37,230
	SLB Ltd.	194,571	9,989
*	Enphase Energy Inc.	209,223	8,844
	Williams Cos. Inc.	106,803	7,980
	Phillips 66	47,462	7,325
	HF Sinclair Corp.	26,100	1,305
			204,633
2

Russell 1000 Growth Index Fund
		Shares	Market Value• ($000)
Financials (2.3%)
	Blackstone Inc.	1,218,079	138,094
	Moody's Corp.	255,695	122,117
	Aon plc Class A (XNYS)	319,092	107,046
*	NU Holdings Ltd. Class A	5,493,949	82,299
	Ameriprise Financial Inc.	139,265	65,471
	Citigroup Inc. (XNYS)	490,803	54,082
	Apollo Global Management Inc.	471,448	49,313
	Bank of America Corp. (XNYS)	826,550	41,187
	LPL Financial Holdings Inc.	130,770	39,281
	Ares Management Corp. Class A	308,961	34,607
	MSCI Inc.	59,393	33,963
	Broadridge Financial Solutions Inc.	174,292	32,396
	KKR & Co. Inc.	277,482	24,330
	Charles Schwab Corp.	244,774	23,302
	Goldman Sachs Group Inc. (XYNS)	25,251	21,705
	Equitable Holdings Inc.	493,491	19,848
	Marsh & McLennan Cos. Inc.	96,229	17,970
	Kinsale Capital Group Inc.	35,968	14,016
*	Robinhood Markets Inc. Class A	162,668	12,338
[1]	Blue Owl Capital Inc.	1,042,215	10,995
	Progressive Corp.	48,321	10,324
	Brookfield Asset Management Ltd. Class A	216,139	10,105
	Bank of New York Mellon Corp.	83,029	9,889
	TPG Inc.	204,480	8,879
*	Markel Group Inc.	3,794	7,863
	Ryan Specialty Holdings Inc.	174,990	6,886
*	Coinbase Global Inc. Class A	35,433	6,231
	Arthur J Gallagher & Co.	26,023	5,938
	Houlihan Lokey Inc.	33,736	5,525
*	SoFi Technologies Inc.	273,295	4,854
	Morningstar Inc.	25,879	4,739
	Hamilton Lane Inc. Class A	43,804	4,597
	Brown & Brown Inc.	50,110	3,599
	Everest Group Ltd.	10,187	3,418
	Western Alliance Bancorp	36,693	2,947
*,1	Freedom Holding Corp.	23,881	2,870
	Jefferies Financial Group Inc.	61,683	2,739
	Interactive Brokers Group Inc. Class A	37,210	2,649
	Ally Financial Inc.	52,872	2,085
	Tradeweb Markets Inc. Class A	16,066	1,980
	Lazard Inc.	29,550	1,495
	Popular Inc.	10,294	1,393
	XP Inc. Class A	58,237	1,254
*	Circle Internet Group Inc.	12,422	1,036
	SLM Corp.	46,029	863
	FactSet Research Systems Inc.	3,646	790
	RLI Corp.	6,467	403
*	Credit Acceptance Corp.	679	321
*,1	Bullish	7,596	238
	UWM Holdings Corp.	31,528	139
			1,060,409
Health Care (8.0%)
	Eli Lilly & Co.	1,315,638	1,384,038
	AbbVie Inc.	2,909,147	675,155
*	Intuitive Surgical Inc.	580,129	292,101
	Amgen Inc.	651,394	252,845
*	Vertex Pharmaceuticals Inc.	422,332	209,827
*	IDEXX Laboratories Inc.	130,750	85,867
	Gilead Sciences Inc.	550,764	82,036
	Zoetis Inc.	584,617	76,643
*	Alnylam Pharmaceuticals Inc.	208,440	69,394
	Stryker Corp.	145,446	56,355
*	Insmed Inc.	322,534	48,164
*	Dexcom Inc.	642,792	47,200
	Cardinal Health Inc.	196,802	45,113
*	Natera Inc.	213,031	44,319
	Bristol-Myers Squibb Co.	644,446	40,194
*	Veeva Systems Inc. Class A	193,164	35,158
3

Russell 1000 Growth Index Fund
		Shares	Market Value• ($000)
*	Boston Scientific Corp.	418,286	32,145
	HCA Healthcare Inc.	55,477	29,386
*	Insulet Corp.	115,018	28,365
*	Penumbra Inc.	61,743	21,264
*	Ionis Pharmaceuticals Inc.	241,555	19,602
*	Neurocrine Biosciences Inc.	135,511	17,921
*	Medpace Holdings Inc.	36,277	16,389
*	Waters Corp.	51,028	16,297
*	Exelixis Inc.	350,716	15,453
	ResMed Inc.	56,332	14,436
*	Halozyme Therapeutics Inc.	190,561	13,250
*	Masimo Corp.	74,670	13,093
	Cigna Group	34,252	9,927
*	DaVita Inc.	58,229	9,101
*	Tempus AI Inc.	158,171	8,423
*	Molina Healthcare Inc.	45,979	7,083
*	Incyte Corp.	67,868	6,873
*	Corcept Therapeutics Inc.	153,595	5,483
*	Doximity Inc. Class A	218,525	5,360
*	Apellis Pharmaceuticals Inc.	177,323	3,717
*	Ultragenyx Pharmaceutical Inc.	151,120	3,535
*,1	Summit Therapeutics Inc. (XNMS)	192,381	3,192
*	Inspire Medical Systems Inc.	44,800	2,890
*	Sarepta Therapeutics Inc.	126,855	2,126
*	Exact Sciences Corp.	16,791	1,736
*	Repligen Corp.	11,271	1,451
	Chemed Corp.	1,869	766
*	Medline Inc. Class A	14,027	666
*	Sotera Health Co.	32,471	528
*	Viking Therapeutics Inc.	14,199	480
*	Caris Life Sciences Inc.	18,254	368
			3,755,715
Industrials (9.4%)
	Visa Inc. Class A (XNYS)	2,619,119	838,485
	Mastercard Inc. Class A	1,322,074	683,790
	General Electric Co.	1,707,916	584,551
	GE Vernova Inc.	449,500	392,683
	Howmet Aerospace Inc.	659,176	173,053
	Trane Technologies plc	366,772	169,566
	Automatic Data Processing Inc.	620,117	132,928
	Sherwin-Williams Co.	343,243	124,456
	Cintas Corp.	564,957	113,630
	Quanta Services Inc.	188,044	105,884
	American Express Co.	290,949	89,874
	Comfort Systems USA Inc.	56,361	80,561
	WW Grainger Inc.	61,641	70,562
	Caterpillar Inc. (XNYS)	93,947	69,787
*	Axon Enterprise Inc.	123,176	66,811
	Lockheed Martin Corp.	94,571	62,235
	FTAI Aviation Ltd.	166,829	51,016
*	Rocket Lab Corp.	679,657	46,964
	Illinois Tool Works Inc.	156,381	45,449
*	Fair Isaac Corp.	31,790	44,804
*	Boeing Co.	173,024	39,368
*	Corpay Inc.	111,790	36,343
	HEICO Corp. Class A	123,732	29,709
	Lennox International Inc.	51,837	29,544
	Verisk Analytics Inc.	137,246	28,488
	3M Co.	141,386	23,374
	HEICO Corp.	69,291	22,136
	TransDigm Group Inc.	15,901	20,716
*	Block Inc. (XNYS)	325,049	20,706
	Union Pacific Corp.	77,868	20,633
	EMCOR Group Inc.	25,769	18,673
	Paychex Inc.	165,529	15,502
	Booz Allen Hamilton Holding Corp.	196,325	15,476
	Veralto Corp.	156,015	15,201
*	Fiserv Inc.	242,908	15,131
*	Affirm Holdings Inc.	269,102	12,642
4

Russell 1000 Growth Index Fund
		Shares	Market Value• ($000)
	AAON Inc.	110,651	11,198
*	Core & Main Inc. Class A	180,753	9,790
*	XPO Inc.	38,190	8,038
*	ExlService Holdings Inc.	254,050	7,939
*	Karman Holdings Inc.	83,274	7,337
	Equifax Inc.	34,567	7,223
*	Paylocity Holding Corp.	65,956	7,024
*	MasTec Inc.	21,014	6,263
	Rockwell Automation Inc.	15,044	6,130
	BWX Technologies Inc.	26,919	5,545
*,1	Shift4 Payments Inc. Class A	109,168	4,811
	Ferguson Enterprises Inc.	18,262	4,762
*	Loar Holdings Inc.	63,530	4,497
*	James Hardie Industries plc	156,688	3,815
	Armstrong World Industries Inc.	20,318	3,525
	Old Dominion Freight Line Inc.	17,159	3,484
	Tetra Tech Inc.	80,092	2,871
	Carlisle Cos. Inc.	7,262	2,867
	Allison Transmission Holdings Inc.	22,310	2,795
	Leonardo DRS Inc.	48,756	2,116
	WillScot Holdings Corp.	74,922	1,619
*	TopBuild Corp.	2,942	1,319
	Simpson Manufacturing Co. Inc.	5,158	998
*	StandardAero Inc.	27,989	862
	Eagle Materials Inc.	2,912	652
*	WEX Inc.	4,151	619
			4,428,830
Real Estate (0.5%)
	American Tower Corp.	767,920	147,333
	Simon Property Group Inc.	117,661	23,985
	Lamar Advertising Co. Class A	142,140	19,578
	Public Storage	33,990	10,437
*	CBRE Group Inc. Class A	53,190	7,854
*	Jones Lang LaSalle Inc.	20,439	6,450
	Sun Communities Inc.	37,958	5,180
*	CoStar Group Inc.	84,665	3,779
	UDR Inc.	29,900	1,121
			225,717
Technology (58.3%)
	NVIDIA Corp.	32,376,998	5,736,880
	Apple Inc.	20,223,277	5,342,585
	Microsoft Corp.	10,361,830	4,069,505
	Broadcom Inc.	6,767,202	2,162,459
	Meta Platforms Inc. Class A	2,730,360	1,769,765
	Alphabet Inc. Class A	5,424,614	1,691,178
	Alphabet Inc. Class C	4,417,018	1,375,592
*	Palantir Technologies Inc. Class A	3,587,374	492,152
	Lam Research Corp.	2,061,997	482,280
	Oracle Corp.	2,764,117	401,903
	KLA Corp.	215,635	328,746
*	Advanced Micro Devices Inc.	1,546,642	309,653
	Amphenol Corp. Class A	2,003,310	292,603
*	Palo Alto Networks Inc.	1,281,094	190,781
	Intuit Inc.	448,972	183,643
*	ServiceNow Inc.	1,697,588	183,356
*	Adobe Inc.	686,067	180,031
*	AppLovin Corp. Class A	391,373	170,157
	Vertiv Holdings Co. Class A	624,070	159,069
*	Crowdstrike Holdings Inc. Class A	406,063	151,047
	Applied Materials Inc.	373,599	139,091
*	Cadence Design Systems Inc.	448,692	135,236
	Texas Instruments Inc.	611,208	129,643
*	DoorDash Inc. Class A	588,807	103,907
*	Synopsys Inc.	222,930	92,293
*	Snowflake Inc.	538,900	90,756
*	Cloudflare Inc. Class A	515,262	88,723
	Monolithic Power Systems Inc.	76,482	87,399
*	Autodesk Inc.	350,544	86,188
*	Fortinet Inc.	1,044,415	82,540
5

Russell 1000 Growth Index Fund
		Shares	Market Value• ($000)
	QUALCOMM Inc.	405,615	57,743
*	Datadog Inc. Class A	513,262	57,465
*	Workday Inc. Class A	353,708	47,312
	Salesforce Inc.	172,366	33,575
	Jabil Inc.	113,092	29,968
*	Reddit Inc. Class A	204,415	29,806
*	Pure Storage Inc. Class A	437,338	28,086
*	Astera Labs Inc.	207,261	24,629
*	Zscaler Inc.	163,898	24,091
*	HubSpot Inc.	83,293	22,032
*	Tyler Technologies Inc.	59,196	20,996
*	Toast Inc. Class A	760,858	20,779
*	Atlassian Corp. Ltd. Class A	272,687	20,487
*	Guidewire Software Inc.	139,990	20,343
*	GoDaddy Inc. Class A	221,438	19,301
*	Gartner Inc.	120,265	18,906
*	Lattice Semiconductor Corp.	190,390	18,205
*	Dynatrace Inc.	482,642	17,337
*	Samsara Inc. Class A	513,244	14,833
*	Confluent Inc. Class A	473,976	14,537
*	Manhattan Associates Inc.	98,347	13,319
*	Super Micro Computer Inc. (XNGS)	386,826	12,529
	NetApp Inc. (XNGS)	126,352	12,513
*	Docusign Inc.	248,706	11,209
	Dell Technologies Inc. Class C	70,995	10,513
*	Procore Technologies Inc.	188,779	10,390
	Bentley Systems Inc. Class B	258,620	9,453
*	Pinterest Inc. Class A	482,235	8,261
	Marvell Technology Inc.	98,923	8,081
*	Okta Inc.	108,766	7,886
*	Elastic NV	151,047	7,865
*	Rubrik Inc. Class A	130,974	6,805
*	MACOM Technology Solutions Holdings Inc.	26,401	6,551
*	Appfolio Inc. Class A	35,772	6,359
*	Gitlab Inc. Class A	229,143	6,026
	Paycom Software Inc.	46,297	5,826
	Entegris Inc.	39,415	5,221
*	RingCentral Inc. Class A	131,495	4,793
*	Twilio Inc. Class A	39,002	4,718
*	SentinelOne Inc. Class A	350,646	4,600
*	MongoDB Inc.	12,711	4,175
*	Nutanix Inc. Class A	104,006	3,981
*	Onto Innovation Inc.	17,654	3,811
*	PTC Inc.	22,040	3,451
*	Strategy Inc.	23,626	3,060
	Gen Digital Inc. (XNGS)	97,808	2,208
	Pegasystems Inc.	47,416	2,074
*	Dropbox Inc. Class A	79,597	1,989
	CDW Corp.	15,645	1,919
*	Trump Media & Technology Group Corp.	142,963	1,531
*	DoubleVerify Holdings Inc.	113,347	1,195
*	Teradata Corp.	34,748	1,094
	KBR Inc.	15,641	661
*	Unity Software Inc.	30,948	564
*	NIQ Global Intelligence plc	38,266	510
*	nCino Inc.	23,738	383
*	Globant SA	6,210	309
*	Kyndryl Holdings Inc.	23,781	293
*,1	Figure Technology Solutions Inc. Class A	10,699	270
			27,445,988
Telecommunications (0.7%)
*	Arista Networks Inc.	1,694,054	226,156
	Motorola Solutions Inc.	115,107	55,512
*	AST SpaceMobile Inc.	334,391	26,480
*	Lumentum Holdings Inc.	9,406	6,593
	Ubiquiti Inc.	6,284	4,820
*	Roku Inc.	27,928	2,748
*	Liberty Broadband Corp. Class C	38,739	2,116
*	GCI Liberty Inc. Class C	11,557	455
6

Russell 1000 Growth Index Fund
		Shares	Market Value• ($000)
	Iridium Communications Inc.	12,503	299
*	Liberty Broadband Corp. Class A	5,391	294
*	GCI Liberty Inc. Class A	1,176	47
			325,520
Utilities (0.6%)
	Waste Management Inc.	606,952	146,178
	Vistra Corp.	555,277	96,557
	NRG Energy Inc.	309,045	55,307
			298,042
Total Common Stocks (Cost $32,763,921)			46,951,125
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[2,3]	Vanguard Market Liquidity Fund, 3.693% (Cost $79,156)	791,592	79,152
Total Investments (100.0%) (Cost $32,843,077)			47,030,277
Other Assets and Liabilities—Net (0.0%)			7,378
Net Assets (100%)			47,037,655
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $14,903.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $16,226 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini NASDAQ 100 Index	March 2026	52	26,005	(99)
E-mini S&P 500 Index	March 2026	18	6,200	—
				(99)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Bank of America Corp.	2/1/2027	CITNA	2,136	(4.480)	—	(116)
Citigroup Inc.	8/31/2027	BANA	3,364	(4.370)	—	(123)
Goldman Sachs Group Inc.	8/31/2027	BANA	1,202	(4.437)	—	(85)
NetApp Inc.	8/31/2026	BANA	328	(4.310)	—	(9)
Visa Inc. Class A	8/31/2026	BANA	45,384	(3.620)	1,129	—
					1,129	(333)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
At February 28, 2026, the counterparties had deposited in segregated accounts securities with a value of $713 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
7

Russell 1000 Growth Index Fund
Statement of Assets and Liabilities
As of February 28, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $32,763,921)	46,951,125
Affiliated Issuers (Cost $79,156)	79,152
Total Investments in Securities	47,030,277
Investment in Vanguard	1,074
Cash	2,270
Cash Collateral Pledged—Futures Contracts	2,320
Receivables for Accrued Income	18,528
Receivables for Capital Shares Issued	2,109
Unrealized Appreciation—Over-the-Counter Swap Contracts	1,129
Total Assets	47,057,707
Liabilities
Payables for Investment Securities Purchased	220
Collateral for Securities on Loan	16,226
Payables for Capital Shares Redeemed	2,198
Payables to Vanguard	968
Variation Margin Payable—Futures Contracts	107
Unrealized Depreciation—Over-the-Counter Swap Contracts	333
Total Liabilities	20,052
Net Assets	47,037,655
1 Includes $14,903 of securities on loan.
At February 28, 2026, net assets consisted of:

Paid-in Capital	32,484,450
Total Distributable Earnings (Loss)	14,553,205
Net Assets	47,037,655

ETF Shares—Net Assets
Applicable to 334,181,844 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	38,725,770
Net Asset Value Per Share—ETF Shares	$115.88

Institutional Shares—Net Assets
Applicable to 9,324,585 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	8,311,885
Net Asset Value Per Share—Institutional Shares	$891.39

See accompanying Notes, which are an integral part of the Financial Statements.
8

Russell 1000 Growth Index Fund
Statement of Operations

Six Months Ended February 28, 2026
($000)
Investment Income
Income
Dividends[1]	115,917
Interest[2]	1,063
Securities Lending—Net	90
Total Income	117,070
Expenses
The Vanguard Group—Note C
Investment Advisory Services	329
Management and Administrative—ETF Shares	10,436
Management and Administrative—Institutional Shares	2,327
Marketing and Distribution—ETF Shares	751
Marketing and Distribution—Institutional Shares	143
Custodian Fees	76
Shareholders’ Reports—ETF Shares	339
Shareholders’ Reports—Institutional Shares	10
Trustees’ Fees and Expenses	12
Other Expenses	27
Total Expenses	14,450
Net Investment Income	102,620
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	1,819,128
Futures Contracts	(83)
Swap Contracts	(5,051)
Realized Net Gain (Loss)	1,813,994
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(1,585,308)
Futures Contracts	(70)
Swap Contracts	842
Change in Unrealized Appreciation (Depreciation)	(1,584,536)
Net Increase (Decrease) in Net Assets Resulting from Operations	332,078
1	Dividends are net of foreign withholding taxes of $87.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,016, ($1), and ($4), respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $1,838,870 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
9

Russell 1000 Growth Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2026	Year Ended August 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	102,620	186,564
Realized Net Gain (Loss)	1,813,994	1,867,784
Change in Unrealized Appreciation (Depreciation)	(1,584,536)	5,115,924
Net Increase (Decrease) in Net Assets Resulting from Operations	332,078	7,170,272
Distributions
ETF Shares	(79,523)	(137,302)
Institutional Shares	(20,998)	(44,014)
Total Distributions	(100,521)	(181,316)
Capital Share Transactions
ETF Shares	7,297,140	4,166,802
Institutional Shares	(442,632)	(680,076)
Net Increase (Decrease) from Capital Share Transactions	6,854,508	3,486,726
Total Increase (Decrease)	7,086,065	10,475,682
Net Assets
Beginning of Period	39,951,590	29,475,908
End of Period	47,037,655	39,951,590

See accompanying Notes, which are an integral part of the Financial Statements.
10

Russell 1000 Growth Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2026	Year Ended August 31,
		2025	2024	2023	2022	2021[1]
Net Asset Value, Beginning of Period	$114.62	$94.09	$72.51	$60.05	$74.77	$58.66
Investment Operations
Net Investment Income[2]	.280	.559	.550	.578	.523	.460
Net Realized and Unrealized Gain (Loss) on Investments	1.260	20.519	21.619	12.437	(14.754)	16.099
Total from Investment Operations	1.540	21.078	22.169	13.015	(14.231)	16.559
Distributions
Dividends from Net Investment Income	(.280)	(.548)	(.589)	(.555)	(.489)	(.449)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.280)	(.548)	(.589)	(.555)	(.489)	(.449)
Net Asset Value, End of Period	$115.88	$114.62	$94.09	$72.51	$60.05	$74.77
Total Return	1.33%	22.48%	30.70%	21.87%	-19.11%	28.40%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$38,726	$31,309	$21,759	$13,652	$7,311	$7,455
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.08%[3]	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	0.47%	0.55%	0.66%	0.92%	0.77%	0.72%
Portfolio Turnover Rate[4]	3%	10%	11%	14%	13%	14%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Adjusted to reflect a 4-for-1 share split effective at the beginning of trading on April 20, 2021.
2	Calculated based on average shares outstanding.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
11

Russell 1000 Growth Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2026	Year Ended August 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$881.67	$723.75	$557.73	$461.93	$575.10	$451.15
Investment Operations
Net Investment Income[1]	2.186	4.373	4.222	4.482	4.036	3.573
Net Realized and Unrealized Gain (Loss) on Investments	9.730	157.827	166.387	95.622	(113.399)	123.861
Total from Investment Operations	11.916	162.200	170.609	100.104	(109.363)	127.434
Distributions
Dividends from Net Investment Income	(2.196)	(4.280)	(4.589)	(4.304)	(3.807)	(3.484)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.196)	(4.280)	(4.589)	(4.304)	(3.807)	(3.484)
Net Asset Value, End of Period	$891.39	$881.67	$723.75	$557.73	$461.93	$575.10
Total Return	1.34%	22.49%	30.72%	21.86%	-19.09%	28.42%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,312	$8,643	$7,717	$3,713	$2,754	$3,573
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.07%[2]	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	0.47%	0.56%	0.65%	0.94%	0.77%	0.74%
Portfolio Turnover Rate[3]	3%	10%	11%	14%	13%	14%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
12

Russell 1000 Growth Index Fund
Notes to Financial Statements
Vanguard Russell 1000 Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2026, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended February 28, 2026, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
13

Russell 1000 Growth Index Fund
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Portfolio Management, LLC.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2026, the fund had contributed to Vanguard capital in the amount of $1,074,000, representing less than 0.01% of the fund’s net assets and 0.43% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
14

Russell 1000 Growth Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	46,951,125	—	—	46,951,125
Temporary Cash Investments	79,152	—	—	79,152
Total	47,030,277	—	—	47,030,277
Derivative Financial Instruments
Assets
Swap Contracts	—	1,129	—	1,129
Liabilities
Futures Contracts[1]	(99)	—	—	(99)
Swap Contracts	—	(333)	—	(333)
Total	(99)	(333)	—	(432)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	As of February 28, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	32,878,147
Gross Unrealized Appreciation	14,920,201
Gross Unrealized Depreciation	(768,170)
Net Unrealized Appreciation (Depreciation)	14,152,031
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2025, the fund had available capital losses totaling $1,458,645,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended February 28, 2026, the fund purchased $1,345,498,000 of investment securities and sold $1,400,585,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $9,277,358,000 and $2,406,032,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2026, such purchases were $633,097,000 and sales were $569,372,000, resulting in net realized loss of $18,467,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2026		Year Ended August 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	9,625,579	80,300	8,465,815	83,075
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(2,328,439)	(19,275)	(4,299,013)	(41,175)
Net Increase (Decrease)—ETF Shares	7,297,140	61,025	4,166,802	41,900
Institutional Shares
Issued	330,300	355	835,979	1,072
Issued in Lieu of Cash Distributions	19,821	21	41,465	54
Redeemed	(792,753)	(853)	(1,557,520)	(1,986)
Net Increase (Decrease)—Institutional Shares	(442,632)	(477)	(680,076)	(860)
15

Russell 1000 Growth Index Fund
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q18502 042026
16

Financial Statements
For the six-months ended February 28, 2026
Vanguard Russell 2000 Value Index Fund

Contents
Financial Statements	1

Russell 2000 Value Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.7%)
Basic Materials (5.4%)
	Hecla Mining Co.	357,572	8,907
*	Coeur Mining Inc.	236,167	6,412
	Commercial Metals Co.	82,142	6,021
*	SSR Mining Inc. (XTSE)	150,225	4,836
	UFP Industries Inc.	40,574	4,175
	Avient Corp.	67,637	2,778
*	Energy Fuels Inc.	123,496	2,633
*	Perimeter Solutions Inc.	102,621	2,410
	Materion Corp.	12,335	2,011
	Minerals Technologies Inc.	23,239	1,641
*	Constellium SE	63,683	1,585
	Quaker Chemical Corp.	10,129	1,489
	Innospec Inc.	17,321	1,326
	Worthington Steel Inc.	24,201	1,006
*	Ecovyst Inc.	84,133	948
	Sylvamo Corp.	18,536	858
	Ryerson Holding Corp.	32,398	848
	Stepan Co.	15,893	809
	Kaiser Aluminum Corp.	5,667	737
	Tronox Holdings plc	88,183	660
*	USA Rare Earth Inc.	32,858	621
*	NWPX Infrastructure Inc.	7,028	545
	Koppers Holdings Inc.	14,080	532
*	LSB Industries Inc.	39,472	459
*	Metallus Inc.	26,883	457
	Ferroglobe plc	87,783	449
*	Rayonier Advanced Materials Inc.	47,303	448
	Mativ Holdings Inc.	39,923	433
	Caledonia Mining Corp. plc	12,022	382
*,1	Encore Energy Corp.	135,162	365
	AdvanSix Inc.	19,772	353
*	Magnera Corp.	23,264	301
*	Intrepid Potash Inc.	7,855	290
	Orion SA	40,838	232
*,1	Critical Metals Corp.	20,712	210
*	Novagold Resources Inc.	15,355	205
	Cabot Corp.	2,550	194
*	Ivanhoe Electric Inc.	11,278	194
*	Tredegar Corp.	19,439	178
*	Clearwater Paper Corp.	11,836	177
*	Compass Minerals International Inc.	5,985	151
*	American Battery Technology Co.	38,917	144
*	Ascent Industries Co.	6,414	110
	Friedman Industries Inc.	4,867	91
*	American Vanguard Corp.	18,933	87
	Valhi Inc.	1,831	26
			59,724
Consumer Discretionary (12.5%)
*	Taylor Morrison Home Corp.	70,670	4,656
	Meritage Homes Corp.	51,464	3,881
*	SkyWest Inc.	29,829	3,105
*	Asbury Automotive Group Inc.	14,332	3,064
	Dana Inc.	86,857	2,974
	KB Home	46,660	2,967
	Academy Sports & Outdoors Inc.	49,018	2,947
*	Tri Pointe Homes Inc.	62,571	2,897
	American Eagle Outfitters Inc.	117,690	2,892
	Signet Jewelers Ltd.	29,568	2,844
*	M/I Homes Inc.	19,176	2,726
1

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
	Graham Holdings Co. Class B	2,369	2,495
	TEGNA Inc.	118,470	2,482
*	Sphere Entertainment Co.	20,449	2,434
	Polaris Inc.	39,456	2,397
	Garrett Motion Inc.	117,266	2,388
	Advance Auto Parts Inc.	44,140	2,347
*	Victoria's Secret & Co.	36,242	2,272
*	OPENLANE Inc.	77,621	2,213
	LCI Industries	15,613	2,080
	Phinia Inc.	28,087	2,040
*	Laureate Education Inc.	61,199	1,979
*	Urban Outfitters Inc.	29,270	1,938
	Visteon Corp.	20,205	1,933
*	Capri Holdings Ltd.	85,559	1,755
	Steven Madden Ltd.	48,261	1,742
*	Goodyear Tire & Rubber Co.	202,992	1,675
	Group 1 Automotive Inc.	5,111	1,665
	Perdoceo Education Corp.	48,110	1,604
*	Knowles Corp.	58,466	1,589
*	National Vision Holdings Inc.	57,295	1,545
*	Adient plc	59,938	1,458
	Rush Enterprises Inc. Class A	20,281	1,439
	Strategic Education Inc.	17,151	1,411
*	Callaway Golf Co.	97,171	1,366
*	Lionsgate Studios Corp.	150,687	1,356
	Marriott Vacations Worldwide Corp.	20,492	1,332
	Kohl's Corp.	80,196	1,313
	Century Communities Inc.	19,208	1,291
*	Central Garden & Pet Co. Class A	37,238	1,286
	HNI Corp.	27,584	1,240
*	JetBlue Airways Corp.	218,782	1,212
	Interface Inc.	37,606	1,184
*	Sally Beauty Holdings Inc.	72,949	1,172
	Leggett & Platt Inc.	98,091	1,146
*	Green Brick Partners Inc.	15,158	1,117
*	Dauch Corp.	167,938	1,108
	La-Z-Boy Inc.	30,529	1,090
	Brightstar Lottery plc	77,540	1,051
	MillerKnoll Inc.	50,635	1,020
	PROG Holdings Inc.	28,975	1,020
	Winmark Corp.	2,203	1,005
	Red Rock Resorts Inc. Class A	16,148	978
*	Allegiant Travel Co.	8,756	894
	Worthington Enterprises Inc.	15,761	883
	Carter's Inc.	26,229	880
	G-III Apparel Group Ltd.	26,835	821
	Gold.com Inc.	14,045	807
*	GigaCloud Technology Inc. Class A	18,099	803
	Winnebago Industries Inc.	19,992	797
*	LGI Homes Inc.	15,121	785
*	Peloton Interactive Inc. Class A	188,902	759
*	Gentherm Inc.	22,466	736
	Papa John's International Inc.	22,086	692
*	RealReal Inc.	55,227	677
	Standard Motor Products Inc.	15,653	621
	Matthews International Corp. Class A	22,128	585
	Upbound Group Inc.	25,162	540
*	Beazer Homes USA Inc.	20,521	525
	Scholastic Corp.	14,906	518
*	Pursuit Attractions & Hospitality Inc.	14,797	514
	Kontoor Brands Inc.	7,701	502
*	Cooper-Standard Holdings Inc.	12,370	476
	Monro Inc.	21,883	471
	Sinclair Inc.	28,473	465
*	TripAdvisor Inc.	44,763	453
	Sonic Automotive Inc. Class A	7,184	451
*	Hovnanian Enterprises Inc. Class A	3,573	449
*	AMC Entertainment Holdings Inc. Class A	383,701	445
	Golden Entertainment Inc.	14,257	412
	Oxford Industries Inc.	10,381	411
2

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
*	MarineMax Inc.	13,094	399
*	Malibu Boats Inc. Class A	13,541	394
	Ethan Allen Interiors Inc.	17,060	389
*	Fox Factory Holding Corp.	23,082	389
	Cracker Barrel Old Country Store Inc.	11,845	388
	Smith & Wesson Brands Inc.	32,168	383
	Atmus Filtration Technologies Inc.	5,883	380
*	Cars.com Inc.	40,783	348
	Gray Media Inc.	64,379	334
	Arko Corp.	49,512	318
*	Sun Country Airlines Holdings Inc.	16,079	316
	Dine Brands Global Inc.	9,761	302
*	Helen of Troy Ltd.	16,831	297
*	iHeartMedia Inc. Class A	90,569	296
*	Dream Finders Homes Inc. Class A	16,322	295
	Caleres Inc.	24,525	292
	Marcus Corp.	17,173	289
*	Clean Energy Fuels Corp.	126,360	286
	Movado Group Inc.	11,328	283
	Shoe Carnival Inc.	13,548	274
*	Bed Bath & Beyond Inc.	49,904	266
	Sturm Ruger & Co. Inc.	6,962	261
*	MasterCraft Boat Holdings Inc.	11,956	260
*	Strattec Security Corp.	2,947	259
*	Portillo's Inc. Class A	48,481	259
*	Eastman Kodak Co.	35,106	257
*	Stitch Fix Inc. Class A	75,519	251
*	Zumiez Inc.	9,591	251
*	Six Flags Entertainment Corp.	14,277	243
	Rocky Brands Inc.	5,292	239
*	Central Garden & Pet Co.	6,057	237
	Haverty Furniture Cos. Inc.	9,883	235
*	Sabre Corp.	197,462	233
*	Holley Inc.	55,562	227
*	El Pollo Loco Holdings Inc.	20,330	225
	Rush Enterprises Inc. Class B	3,357	217
*,1	Newsmax Inc.	34,552	206
	Johnson Outdoors Inc. Class A	4,225	205
*	BJ's Restaurants Inc.	5,330	202
*	EW Scripps Co. Class A	45,816	190
*	Corsair Gaming Inc.	34,543	190
*	Biglari Holdings Inc. Class B	484	188
*	Genesco Inc.	6,883	187
	Krispy Kreme Inc.	49,163	184
*	AMC Networks Inc. Class A	22,348	183
*	Boston Omaha Corp. Class A	14,728	182
	Designer Brands Inc. Class A	24,596	175
	National CineMedia Inc.	49,145	175
*	Citi Trends Inc.	3,463	164
*	Nexxen International Ltd.	24,955	161
	Cricut Inc. Class A	36,586	157
*	Funko Inc. Class A	29,734	149
*,1	Webtoon Entertainment Inc.	13,063	147
	JAKKS Pacific Inc.	6,619	145
	Weyco Group Inc.	4,496	141
	Bloomin' Brands Inc.	22,905	140
	Flexsteel Industries Inc.	2,676	138
*	Legacy Housing Corp.	6,281	138
*	Outdoor Holding Co.	63,895	136
*	Petco Health & Wellness Co. Inc.	52,873	135
*	Reservoir Media Inc.	13,457	121
	Entravision Communications Corp. Class A	36,737	114
*	Sonos Inc.	7,071	109
*	America's Car-Mart Inc.	5,401	108
*	Lands' End Inc.	6,641	107
	Escalade Inc.	7,378	106
*	Daily Journal Corp.	205	104
*	Barnes & Noble Education Inc.	12,065	104
*	Motorcar Parts of America Inc.	9,781	101
	Hamilton Beach Brands Holding Co. Class A	5,224	99
3

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
	Playtika Holding Corp.	31,392	97
*	OneWater Marine Inc. Class A	8,163	93
*	Starz Entertainment Corp.	8,445	93
	J Jill Inc.	5,340	92
	Bassett Furniture Industries Inc.	5,922	89
*	Frontier Group Holdings Inc.	19,956	89
*	Sleep Number Corp.	13,772	85
*	McGraw Hill Inc.	6,063	85
	Buckle Inc.	1,557	83
*	American Outdoor Brands Inc.	8,928	81
	Superior Group of Cos. Inc.	8,061	80
	Clarus Corp.	21,413	68
*	Black Rock Coffee Bar Inc. Class A	4,759	63
*	USA TODAY Co. Inc.	10,382	62
*	1-800-Flowers.com Inc. Class A	17,651	61
	Lakeland Industries Inc.	6,613	61
*	Global Business Travel Group I	10,573	58
*	Mister Car Wash Inc.	7,767	55
	John Wiley & Sons Inc. Class A	1,741	54
	Virco Mfg. Corp.	8,141	52
	RCI Hospitality Holdings Inc.	2,287	51
*,1	Faraday Future Intelligent Electric Inc.	103,545	51
*	Lovesac Co.	3,706	47
*	Turtle Beach Corp.	3,535	44
*	Gaia Inc.	12,399	42
	Jack in the Box Inc.	2,160	37
*	United Parks & Resorts Inc.	987	34
*	Playstudios Inc.	64,401	33
*	American Public Education Inc.	709	32
	Phoenix Education Partners Inc.	1,016	30
*	Latham Group Inc.	3,919	26
*	Torrid Holdings Inc.	24,729	25
*	Teads Holding Co.	26,315	23
	Marine Products Corp.	2,856	22
*	Traeger Inc.	23,178	20
	Nathan's Famous Inc.	191	19
*	BARK Inc.	23,521	18
*	Savers Value Village Inc.	1,958	18
*,1	Falcon's Beyond Global Inc. Class A	2,442	16
*	NextNRG Inc.	19,473	13
*	European Wax Center Inc. Class A	1,733	10
*,1	Vuzix Corp.	3,148	9
	CompX International Inc.	301	7
	CuriosityStream Inc.	1,952	7
*	flyExclusive Inc.	3,043	6
*	Bob's Discount Furniture Inc.	144	3
			137,300
Consumer Staples (1.5%)
*	United Natural Foods Inc.	44,072	1,684
	Andersons Inc.	24,059	1,571
	Spectrum Brands Holdings Inc.	17,311	1,357
	Fresh Del Monte Produce Inc.	24,491	1,051
	Dole plc	60,873	976
	Universal Corp.	17,803	957
	Ingles Markets Inc. Class A	10,810	920
	Edgewell Personal Care Co.	33,285	757
*	Grocery Outlet Holding Corp.	69,528	687
	Weis Markets Inc.	10,138	687
	Utz Brands Inc.	54,095	502
*	Seneca Foods Corp. Class A	3,453	480
*	Mission Produce Inc.	31,073	441
*	Simply Good Foods Co.	24,761	422
*	Herbalife Ltd.	19,668	384
	B&G Foods Inc.	59,081	314
	Nu Skin Enterprises Inc. Class A	36,050	306
	Village Super Market Inc. Class A	6,839	268
	ACCO Brands Corp.	65,068	265
*	Nature's Sunshine Products Inc.	8,949	248
*,1	Beyond Meat Inc.	255,856	242
4

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
	Energizer Holdings Inc.	9,793	211
	MGP Ingredients Inc.	10,494	199
	Turning Point Brands Inc.	1,454	199
	John B Sanfilippo & Son Inc.	2,325	192
	Alico Inc.	4,165	172
	Limoneira Co.	12,132	171
*	USANA Health Sciences Inc.	7,951	171
*	Olaplex Holdings Inc.	102,252	165
	Oil-Dri Corp. of America	1,514	103
*	Honest Co. Inc.	33,927	95
*	Medifast Inc.	7,851	83
*	HF Foods Group Inc.	29,240	61
*	Hain Celestial Group Inc.	65,926	53
*	Waldencast plc Class A	30,817	52
	Calavo Growers Inc.	1,094	29
*	Beauty Health Co.	12,625	13
*	Once Upon a Farm PBC	239	5
			16,493
Energy (8.5%)
*	Transocean Ltd. (XNYS)	688,726	4,463
*	Valaris Ltd.	45,997	4,409
	SM Energy Co.	183,850	4,252
	Noble Corp. plc	93,106	4,230
*	CNX Resources Corp.	96,161	4,018
	Murphy Oil Corp.	99,666	3,304
	Liberty Energy Inc.	116,511	3,273
	Golar LNG Ltd.	72,038	3,203
	Warrior Met Coal Inc.	38,470	3,202
	California Resources Corp.	53,985	3,176
	Magnolia Oil & Gas Corp. Class A	106,630	2,966
	Peabody Energy Corp.	90,205	2,845
	Helmerich & Payne Inc.	71,281	2,511
*	Nextpower Inc. Class A	21,532	2,263
	PBF Energy Inc. Class A	61,868	2,202
	Patterson-UTI Energy Inc.	255,172	2,172
	Crescent Energy Co. Class A	173,408	2,022
	Core Natural Resources Inc.	24,588	2,018
	Northern Oil & Gas Inc.	70,513	1,945
*	DNOW Inc.	136,654	1,610
*	Plug Power Inc.	827,836	1,482
*	Seadrill Ltd.	29,315	1,286
*	Calumet Inc.	44,926	1,211
*	Borr Drilling Ltd.	196,113	1,202
*	Talos Energy Inc.	96,210	1,179
*	Expro Group Holdings NV	65,571	1,171
*	Par Pacific Holdings Inc.	26,249	1,120
*	National Energy Services Reunited Corp.	40,110	1,005
*	Bristow Group Inc.	20,977	1,001
*	Alpha Metallurgical Resources Inc.	6,034	981
	Select Water Solutions Inc.	66,461	909
*	NPK International Inc.	60,562	874
	World Kinect Corp.	34,962	872
*	Nabors Industries Ltd. (XNYS)	10,483	819
*	TETRA Technologies Inc.	93,488	810
*	Kosmos Energy Ltd.	347,631	810
*	Innovex International Inc.	28,664	755
*	Ameresco Inc. Class A	23,725	723
*	Helix Energy Solutions Group Inc.	78,246	719
*	ProPetro Holding Corp.	59,068	716
*	Green Plains Inc.	49,760	683
*	Array Technologies Inc.	87,580	664
	Diversified Energy Co.	46,036	633
*	Shoals Technologies Group Inc. Class A	103,875	616
	Core Laboratories Inc.	34,707	610
*	T1 Energy Inc.	98,332	606
*	Centrus Energy Corp. Class A	2,778	563
*	REX American Resources Corp.	15,675	557
*	Oil States International Inc.	42,267	553
*	BKV Corp.	16,609	520
5

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
	SandRidge Energy Inc.	26,521	465
*	Forum Energy Technologies Inc.	7,454	433
	Vitesse Energy Inc.	21,673	419
	Kinetik Holdings Inc.	9,181	418
	RPC Inc.	65,644	381
*	Solid Power Inc.	103,896	368
	SunCoke Energy Inc.	62,178	354
	VAALCO Energy Inc.	66,502	342
*	Comstock Resources Inc.	16,570	325
*	Gevo Inc.	169,362	308
*	Oceaneering International Inc.	8,397	298
	Ranger Energy Services Inc. Class A	14,853	259
	Riley Exploration Permian Inc.	8,761	253
*	EVgo Inc.	79,757	219
	Natural Gas Services Group Inc.	5,436	208
*	Summit Midstream Corp.	6,900	204
	Granite Ridge Resources Inc.	39,260	199
	W&T Offshore Inc.	72,254	191
*	Matrix Service Co.	15,685	172
	NACCO Industries Inc. Class A	2,902	167
*	Infinity Natural Resources Inc. Class A	9,520	158
*	Tidewater Inc.	1,975	157
	Atlas Energy Solutions Inc.	15,969	154
	Flowco Holdings Inc. Class A	6,524	147
*,1	New Fortress Energy Inc.	125,655	137
*	Fluence Energy Inc.	8,806	137
*	SEACOR Marine Holdings Inc.	16,498	126
*	Flotek Industries Inc.	7,526	116
*	ProFrac Holding Corp. Class A	20,857	103
	HighPeak Energy Inc.	16,071	84
	FutureFuel Corp.	18,328	79
*	Kolibri Global Energy Inc.	17,367	66
	Epsilon Energy Ltd.	12,607	65
*	Montauk Renewables Inc.	38,570	59
*	DMC Global Inc.	9,563	56
*	PrimeEnergy Resources Corp.	236	47
*	SunPower Inc.	33,778	44
*	Mammoth Energy Services Inc.	16,968	39
*	Hallador Energy Co.	1,568	29
	Evolution Petroleum Corp.	2,685	12
*	OPAL Fuels Inc. Class A	3,198	7
*	Solv Energy Inc. Class A	145	5
*,1	XCF Global Inc. Class A	16,170	3
*	ARKO Petroleum Corp.	123	2
			93,549
Financials (24.2%)
	UMB Financial Corp.	48,929	5,670
	Jackson Financial Inc. Class A	51,081	5,592
	Old National Bancorp	228,437	5,277
	Essent Group Ltd.	69,896	4,252
	United Bankshares Inc.	102,822	4,247
*	Riot Platforms Inc.	257,316	4,192
	Hancock Whitney Corp.	62,337	4,102
	Atlantic Union Bankshares Corp.	105,386	3,906
	Home BancShares Inc.	138,601	3,806
	Ameris Bancorp	48,789	3,789
	Glacier Bancorp Inc.	76,204	3,467
	Radian Group Inc.	99,937	3,450
	Valley National Bancorp	269,740	3,401
	Associated Banc-Corp.	122,624	3,238
	Eastern Bankshares Inc.	163,451	3,197
*	Axos Financial Inc.	34,961	3,035
	CNO Financial Group Inc.	70,889	2,964
	United Community Banks Inc.	90,220	2,902
	Independent Bank Corp. (XNGS)	37,126	2,898
	Flagstar Bank NA	224,358	2,847
*	Texas Capital Bancshares Inc.	28,987	2,762
	Fulton Financial Corp.	134,786	2,756
	WSFS Financial Corp.	41,280	2,622
6

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
	Renasant Corp.	69,571	2,619
	BankUnited Inc.	55,688	2,601
*	Genworth Financial Inc.	299,856	2,531
*	MARA Holdings Inc.	274,697	2,456
	Cathay General Bancorp	49,047	2,438
	International Bancshares Corp.	35,924	2,411
	Bread Financial Holdings Inc.	33,796	2,395
	WesBanco Inc.	65,838	2,296
	First Interstate BancSystem Inc. Class A	66,136	2,289
*	NMI Holdings Inc.	57,662	2,267
	Blackstone Mortgage Trust Inc. Class A	117,200	2,251
	Simmons First National Corp. Class A	106,206	2,115
	First Financial Bancorp	74,312	2,086
	Seacoast Banking Corp. of Florida	64,409	2,004
	PennyMac Financial Services Inc.	21,497	1,976
	CVB Financial Corp.	96,610	1,858
	Towne Bank	54,167	1,856
	Community Financial System Inc.	30,180	1,827
	Beacon Financial Corp.	61,304	1,823
	Mercury General Corp.	19,851	1,798
	Park National Corp.	10,912	1,795
	WaFd Inc.	57,478	1,791
	Trustmark Corp.	41,289	1,758
	First Merchants Corp.	43,552	1,702
	First Bancorp / Southern Pines NC	29,690	1,686
	Provident Financial Services Inc.	79,362	1,670
	FB Financial Corp.	30,475	1,667
	Nicolet Bankshares Inc.	10,846	1,657
	Banc of California Inc.	88,362	1,632
	First Busey Corp.	62,121	1,575
	Bank of NT Butterfield & Son Ltd.	30,692	1,558
	Enterprise Financial Services Corp.	26,994	1,541
	Dynex Capital Inc.	107,939	1,514
	NBT Bancorp Inc.	35,280	1,507
	ARMOUR Residential REIT Inc.	82,907	1,488
	Banner Corp.	25,052	1,474
*	Customers Bancorp Inc.	21,677	1,462
	Stewart Information Services Corp.	20,448	1,452
*	SiriusPoint Ltd.	67,550	1,428
	First Commonwealth Financial Corp.	76,757	1,346
	Northwest Bancshares Inc.	106,764	1,329
	Horace Mann Educators Corp.	30,013	1,306
	Stellar Bancorp Inc.	34,609	1,303
	OFG Bancorp	32,435	1,300
*	LendingClub Corp.	84,097	1,254
	Hilltop Holdings Inc.	32,031	1,199
	S&T Bancorp Inc.	28,171	1,178
	Arbor Realty Trust Inc.	142,985	1,134
*	Encore Capital Group Inc.	16,567	1,131
	First BanCorp (XNYS)	53,536	1,131
	Walker & Dunlop Inc.	24,264	1,116
	National Bank Holdings Corp. Class A	27,892	1,115
	German American Bancorp Inc.	26,707	1,104
	Nelnet Inc. Class A	8,244	1,067
	TriCo Bancshares	22,312	1,066
	QCR Holdings Inc.	12,176	1,053
*	Hamilton Insurance Group Ltd. Class B	33,120	1,046
	Banco Latinoamericano de Comercio Exterior SA	20,756	1,038
*	Webull Corp.	174,617	1,015
	Hope Bancorp Inc.	86,536	974
*	ProAssurance Corp.	37,830	929
	1st Source Corp.	13,635	914
	Westamerica BanCorp	17,841	904
	Ellington Financial Inc.	72,034	895
	Ladder Capital Corp.	84,195	873
	Enact Holdings Inc.	20,829	871
	Origin Bancorp Inc.	20,615	858
	Safety Insurance Group Inc.	10,882	845
	Orchid Island Capital Inc.	113,036	841
	Artisan Partners Asset Management Inc. Class A	20,772	837
7

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
	Peoples Bancorp Inc.	25,708	830
	Chimera Investment Corp.	60,336	821
	Merchants Bancorp	19,120	808
	Fidelis Insurance Holdings Ltd.	41,285	787
	PennyMac Mortgage Investment Trust	63,994	785
	Dime Community Bancshares Inc.	24,092	779
	MFA Financial Inc.	76,039	769
	Tompkins Financial Corp.	9,959	764
	Preferred Bank	8,624	756
	Bank First Corp.	5,595	753
	OceanFirst Financial Corp.	41,477	749
	Old Second Bancorp Inc.	37,232	731
	Byline Bancorp Inc.	23,150	722
	ConnectOne Bancorp Inc.	26,552	704
	Univest Financial Corp.	20,997	704
	Community Trust Bancorp Inc.	11,713	703
	Employers Holdings Inc.	16,492	682
	Heritage Financial Corp.	25,218	666
	Southside Bancshares Inc.	21,169	663
	First Mid Bancshares Inc.	15,965	655
	Virtus Investment Partners Inc.	4,725	654
	Amalgamated Financial Corp.	16,973	653
	Capitol Federal Financial Inc.	90,381	649
	Burke & Herbert Financial Services Corp.	9,998	644
	NB Bancorp Inc.	29,544	630
	Horizon Bancorp Inc.	37,365	629
	Central Pacific Financial Corp.	19,458	620
	CNB Financial Corp.	21,667	607
	United Fire Group Inc.	15,609	607
	Mercantile Bank Corp.	11,645	602
	TrustCo Bank Corp. NY	13,785	598
	Hanmi Financial Corp.	22,231	580
	F&G Annuities & Life Inc.	25,594	580
	Business First Bancshares Inc.	20,889	570
	Redwood Trust Inc.	94,103	569
	Camden National Corp.	12,248	565
	Apollo Commercial Real Estate Finance Inc.	52,433	556
	Brightspire Capital Inc.	95,602	555
	Franklin BSP Realty Trust Inc. REIT	60,584	553
	Marex Group plc	12,657	550
	Heritage Commerce Corp.	43,935	546
	Live Oak Bancshares Inc.	14,838	538
	Adamas Trust Inc.	62,885	518
	Mechanics Bancorp Class A	36,111	515
	Universal Insurance Holdings Inc.	14,605	514
	Equity Bancshares Inc. Class A	11,437	513
*	Triumph Financial Inc.	9,174	512
	Independent Bank Corp.	14,692	511
	Bank of Hawaii Corp.	6,613	501
	HomeTrust Bancshares Inc.	11,854	500
	Orrstown Financial Services Inc.	13,892	499
	Lakeland Financial Corp.	8,262	480
	Washington Trust Bancorp Inc.	14,120	476
	Financial Institutions Inc.	14,774	464
	First Financial Corp.	7,308	463
	Mid Penn Bancorp Inc.	14,393	463
	Burford Capital Ltd.	54,662	461
	City Holding Co.	3,765	452
	First Community Bankshares Inc.	11,402	446
*	PRA Group Inc.	28,289	446
	Navient Corp.	50,662	445
	Capital City Bank Group Inc.	10,335	443
	Selective Insurance Group Inc.	5,254	442
	Invesco Mortgage Capital Inc. REIT	52,210	440
	Metropolitan Bank Holding Corp.	5,169	435
	Cannae Holdings Inc.	35,158	429
	Republic Bancorp Inc. Class A	6,109	422
	Eagle Bancorp Inc.	16,523	421
	TPG RE Finance Trust Inc.	49,580	419
	Alerus Financial Corp.	17,281	412
8

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
	Southern Missouri Bancorp Inc.	6,578	407
	Bar Harbor Bankshares	12,253	395
	South Plains Financial Inc.	9,574	392
	Brookfield Business Corp. Class A	11,198	386
	Great Southern Bancorp Inc.	6,234	384
	Two Harbors Investment Corp.	37,170	384
	Arrow Financial Corp.	11,478	382
	ACNB Corp.	7,531	380
*	Third Coast Bancshares Inc.	9,602	380
*	Forge Global Holdings Inc.	8,241	371
	Flushing Financial Corp.	24,004	370
	Compass Diversified Holdings	49,036	367
	Shore Bancshares Inc.	18,948	352
	Amerant Bancorp Inc.	16,253	347
	SmartFinancial Inc.	8,819	346
	Farmers National Banc Corp.	26,693	345
*	Miami International Holdings Inc.	8,020	342
*	Columbia Financial Inc.	18,973	340
*	Firstsun Capital Bancorp	9,241	337
	Civista Bancshares Inc.	14,031	334
	Midland States Bancorp Inc.	15,060	333
	Sierra Bancorp	9,164	330
	Peoples Financial Services Corp.	6,130	329
	Kearny Financial Corp.	42,478	325
*	Southern First Bancshares Inc.	5,817	325
	Red River Bancshares Inc.	3,608	320
	Hingham Institution for Savings	1,142	319
	Northfield Bancorp Inc.	23,769	317
*	World Acceptance Corp.	2,245	303
	ChoiceOne Financial Services Inc.	10,416	298
	First Business Financial Services Inc.	5,437	297
	Home Bancorp Inc.	5,027	297
	Citizens & Northern Corp.	12,850	289
*	First Foundation Inc.	48,731	286
*	Carter Bankshares Inc.	13,456	280
	KKR Real Estate Finance Trust Inc.	40,107	279
*	Greenlight Capital Re Ltd. Class A	19,585	278
	Bank of Marin Bancorp	11,031	275
	Northpointe Bancshares Inc.	14,955	270
	Diamond Hill Investment Group Inc.	1,568	269
	RBB Bancorp	12,119	261
	Northeast Bank	2,305	256
	California BanCorp	13,975	256
	First Bank	15,995	255
	Farmers & Merchants Bancorp Inc.	9,618	249
	Colony Bankcorp Inc.	12,347	245
	Plumas Bancorp	4,782	241
*	Ponce Financial Group Inc.	14,308	233
*	Slide Insurance Holdings Inc.	12,242	233
	Community West Bancshares	9,995	232
	HBT Financial Inc.	8,531	230
	Peapack-Gladstone Financial Corp.	6,823	229
	West BanCorp. Inc.	9,348	228
	MVB Financial Corp.	8,385	226
*	MBIA Inc.	33,885	222
	BayCom Corp.	7,527	221
	AMERISAFE Inc.	6,720	219
	Northeast Community Bancorp Inc.	9,047	219
	Donegal Group Inc. Class A	12,348	218
	First Bancorp Inc. (XNGS)	7,882	218
	Tiptree Inc.	12,451	212
*	Onity Group Inc.	4,967	208
	Timberland Bancorp Inc.	5,429	207
	Waterstone Financial Inc.	11,473	204
	Orange County Bancorp Inc.	6,101	203
	Bankwell Financial Group Inc.	4,318	202
	Parke Bancorp Inc.	7,210	201
	Primis Financial Corp.	15,213	201
	Blue Ridge Bankshares Inc.	49,480	201
	Ready Capital Corp.	107,438	199
9

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
	NewtekOne Inc.	16,157	198
	Investors Title Co.	848	196
	Capital Bancorp Inc.	6,627	195
*	Goosehead Insurance Inc. Class A	3,584	194
	Norwood Financial Corp.	6,668	194
	Ares Commercial Real Estate Corp.	38,511	193
	FS Bancorp Inc.	4,859	192
	Abacus Global Management Inc.	20,652	189
*	GBank Financial Holdings Inc.	6,251	189
	Investar Holding Corp.	6,667	188
	Citizens Financial Services Inc.	3,133	188
	James River Group Holdings Inc.	26,839	188
	Regional Management Corp.	5,780	184
	John Marshall Bancorp Inc.	9,598	184
	Middlefield Banc Corp.	5,414	182
	Northrim BanCorp Inc.	7,622	179
*	Citizens Inc.	32,918	178
	FVCBankcorp Inc.	11,465	177
	Ames National Corp.	6,539	177
	TPG Mortgage Investment Trust Inc.	21,581	175
	LCNB Corp.	10,239	174
	Western New England Bancorp Inc.	13,362	172
*	Hippo Holdings Inc.	5,997	172
*	Blue Foundry Bancorp	12,990	171
*	FB Bancorp Inc.	12,983	171
	National Bankshares Inc.	4,538	170
	Chemung Financial Corp.	3,022	168
	Chicago Atlantic Real Estate Finance Inc.	13,389	163
*	Octave Specialty Group Inc.	30,009	161
	C&F Financial Corp.	2,210	161
	Metrocity Bankshares Inc.	5,734	161
*	Claros Mortgage Trust Inc.	67,345	161
*	Oportun Financial Corp.	30,780	159
	Oak Valley Bancorp	4,982	159
	Franklin Financial Services Corp.	3,064	158
	First United Corp.	4,419	157
	Five Star Bancorp	4,023	157
*	Velocity Financial Inc.	8,340	155
	PCB Bancorp	6,872	154
	Unity Bancorp Inc.	2,830	151
	Fidelity D&D Bancorp Inc.	3,451	151
*	Bridgewater Bancshares Inc.	8,015	147
	Hawthorn Bancshares Inc.	4,309	142
	First National Corp.	5,360	142
	Seven Hills Realty Trust	16,496	141
	BancFirst Corp.	1,260	139
*	AlTi Global Inc.	31,051	138
*	Better Home & Finance Holding Co.	4,127	136
*	loanDepot Inc. Class A	65,291	135
	Virginia National Bankshares Corp.	3,457	134
	Bank7 Corp.	3,034	123
	Citizens Community Bancorp Inc.	6,980	122
	First Capital Inc.	2,386	121
	Ohio Valley Banc Corp.	2,789	119
	Medallion Financial Corp.	11,836	119
	Linkbancorp Inc.	13,768	119
	CB Financial Services Inc.	3,389	118
	Cohen & Steers Inc.	1,772	118
	First Community Corp.	4,108	118
*	BV Financial Inc.	6,335	118
	Peoples Bancorp of North Carolina Inc.	3,057	117
	Eagle Bancorp Montana Inc.	5,391	117
	NexPoint Diversified Real Estate Trust	26,345	117
*	Commercial Bancgroup Inc.	4,469	116
*	Pioneer Bancorp Inc.	8,176	115
	Princeton Bancorp Inc.	3,399	115
*	Heritage Insurance Holdings Inc.	4,039	113
*	Security National Financial Corp. Class A	12,405	112
	Eagle Financial Services Inc.	3,196	111
	MainStreet Bancshares Inc.	4,877	108
10

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
	USCB Financial Holdings Inc.	5,591	106
	United Security Bancshares	10,067	105
	Meridian Corp.	5,419	105
	OP Bancorp	7,846	105
*	ECB Bancorp Inc.	6,137	105
	Federal Agricultural Mortgage Corp. Class C	652	103
	CF Bankshares Inc.	3,423	103
*	Porch Group Inc.	12,483	102
*	First Western Financial Inc.	3,895	99
*	Open Lending Corp.	74,538	99
	American Coastal Insurance Corp.	8,393	96
	Landmark Bancorp Inc.	3,454	96
	Finward Bancorp	2,497	93
	Westwood Holdings Group Inc.	5,426	91
	SR Bancorp Inc.	5,484	91
	BCB Bancorp Inc.	11,302	90
	SB Financial Group Inc.	4,310	89
	CoastalSouth Bancshares Inc.	3,500	86
	Nexpoint Real Estate Finance Inc.	5,562	81
	Riverview Bancorp Inc.	14,869	80
	Jefferson Capital Inc.	3,872	80
*	Bakkt Inc.	8,225	79
	Rithm Property Trust Inc.	5,376	78
*	American Integrity Insurance Group Inc.	3,701	75
	Silvercrest Asset Management Group Inc. Class A	4,871	74
	Stock Yards Bancorp Inc.	1,127	72
	Richmond Mutual BanCorp. Inc.	5,367	72
*	ACRES Commercial Realty Corp.	3,902	72
*	Finance of America Cos. Inc. Class A	3,686	71
	Sunrise Realty Trust Inc.	7,428	70
	Sound Financial Bancorp Inc.	1,567	67
	Hanover Bancorp Inc.	3,238	67
*	Strive Inc. Class A	8,402	67
*	NI Holdings Inc.	4,981	66
*	Ategrity Specialty Holdings LLC	2,909	64
	First Internet Bancorp	2,921	59
*	Consumer Portfolio Services Inc.	7,225	59
	Angel Oak Mortgage REIT Inc.	6,358	55
*	Chain Bridge Bancorp Inc. Class A	1,580	55
*	Rhinebeck Bancorp Inc.	3,291	53
*	Avidbank Holdings Inc.	1,851	53
*	Innventure Inc.	17,260	49
	Lument Finance Trust Inc.	33,262	46
	Greene County Bancorp Inc.	2,051	45
*	Finwise Bancorp	2,643	45
	GCM Grosvenor Inc. Class A	3,800	44
*	Prairie Operating Co.	21,740	38
	SWK Holdings Corp.	2,160	35
*	eHealth Inc.	20,953	27
*	Selectquote Inc.	28,396	24
	MarketWise Inc.	1,419	20
*	Siebert Financial Corp.	9,238	18
*	LendingTree Inc.	468	17
*	GoHealth Inc. Class A	7,177	10
	Kingstone Cos. Inc.	567	9
*	Kestrel Group Ltd.	498	8
	Union Bankshares Inc.	203	5
*	Fold Holdings Inc.	3,384	5
*	Ethos Technologies Inc. Class A	241	3
	Value Line Inc.	50	2
*	Bitgo Holdings Inc. Class A	188	2
	Huntington Bancshares Inc.	1	—
*,2	Sterling Bancorp Inc.	14,650	—
			267,136
Health Care (10.4%)
*	Vaxcyte Inc.	91,786	5,667
*	Praxis Precision Medicines Inc.	16,653	5,608
*	Cytokinetics Inc.	76,392	4,753
*	CRISPR Therapeutics AG	64,124	3,856
11

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
*	LivaNova plc	40,247	2,841
*	Terns Pharmaceuticals Inc.	63,246	2,664
*	Ligand Pharmaceuticals Inc.	12,623	2,503
*	Prestige Consumer Healthcare Inc.	29,798	2,065
*	Supernus Pharmaceuticals Inc.	36,379	1,991
*	Denali Therapeutics Inc.	91,890	1,946
*	Ideaya Biosciences Inc.	59,220	1,907
*	Neogen Corp.	160,820	1,806
*	Erasca Inc.	127,668	1,744
	National HealthCare Corp.	9,335	1,526
*	Celldex Therapeutics Inc.	48,424	1,457
*	10X Genomics Inc. Class A	60,074	1,385
*	Omnicell Inc.	33,596	1,381
*	GRAIL Inc.	25,841	1,376
*	Pediatrix Medical Group Inc.	63,655	1,264
*	Agios Pharmaceuticals Inc.	41,767	1,263
*	Alumis Inc.	41,565	1,234
	Select Medical Holdings Corp.	79,000	1,183
*	Nurix Therapeutics Inc.	73,883	1,180
*	Enovis Corp.	42,151	1,074
*	Relay Therapeutics Inc.	104,009	1,067
*	Olema Pharmaceuticals Inc.	43,849	1,061
	CONMED Corp.	22,982	1,057
*	Intellia Therapeutics Inc.	75,762	1,044
*	EyePoint Inc.	55,783	980
*	Oruka Therapeutics Inc.	28,434	978
*	Dyne Therapeutics Inc.	62,028	969
*	Nuvation Bio Inc.	163,947	969
*	Dianthus Therapeutics Inc.	16,493	910
*	Alkermes plc	29,996	903
*	Iovance Biotherapeutics Inc.	229,625	886
*	Surgery Partners Inc.	57,107	885
*	Tango Therapeutics Inc.	78,405	873
*	NeoGenomics Inc.	85,907	844
*	Definium Therapeutics Inc.	47,768	834
*	Azenta Inc.	30,082	812
*	Spyre Therapeutics Inc.	17,163	738
*	PTC Therapeutics Inc.	10,768	734
*	Fortrea Holdings Inc.	67,217	721
*	Addus HomeCare Corp.	6,924	717
*	AdaptHealth Corp.	75,339	689
*	MBX Biosciences Inc.	21,033	685
*	Maze Therapeutics Inc.	14,835	676
*	Pacira BioSciences Inc.	30,494	668
*	RadNet Inc.	9,567	668
*	Xencor Inc.	52,162	666
*	ICU Medical Inc.	4,413	665
*	Kodiak Sciences Inc.	24,240	650
*	QuidelOrtho Corp.	28,418	646
*	Tyra Biosciences Inc.	19,192	639
*	Cullinan Therapeutics Inc.	40,379	626
*	Healthcare Services Group Inc.	28,691	625
*	Castle Biosciences Inc.	20,894	618
*	Rapport Therapeutics Inc.	21,085	612
*	Monte Rosa Therapeutics Inc.	34,103	605
*	Day One Biopharmaceuticals Inc.	56,153	595
*	Vir Biotechnology Inc.	65,187	593
*	Teladoc Health Inc.	110,536	581
*	Arvinas Inc.	43,469	577
*	Integra LifeSciences Holdings Corp.	49,558	564
*	AMN Healthcare Services Inc.	28,417	554
*	Kura Oncology Inc.	58,730	513
	Jade Biosciences Inc.	34,513	512
*	Amphastar Pharmaceuticals Inc.	25,036	506
*	Enhabit Inc.	36,646	499
*	Inhibrx Biosciences Inc.	6,617	491
*	Avanos Medical Inc.	34,277	483
*	Tactile Systems Technology Inc.	16,385	480
*	ORIC Pharmaceuticals Inc.	34,530	464
*	Septerna Inc.	15,568	452
12

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
*	Sana Biotechnology Inc.	106,839	450
*	Indivior Pharmaceuticals Inc.	13,206	432
*	Annexon Inc.	72,879	408
*	Varex Imaging Corp.	30,058	396
*	Replimune Group Inc.	51,363	393
	Embecta Corp.	38,282	393
*	LifeStance Health Group Inc.	53,877	390
*	Cytek Biosciences Inc.	86,692	388
*	BioAge Labs Inc.	17,274	385
*	Orthofix Medical Inc.	28,322	383
*	Esperion Therapeutics Inc.	112,765	378
*,1	ImmunityBio Inc.	38,464	376
*	Zenas Biopharma Inc.	13,758	363
*	Vanda Pharmaceuticals Inc.	40,584	362
*	Bicara Therapeutics Inc.	21,580	362
*	OPKO Health Inc.	300,545	361
	US Physical Therapy Inc.	4,327	359
*	Viridian Therapeutics Inc.	12,094	355
*	Pacific Biosciences of California Inc.	201,914	339
*	Prime Medicine Inc.	72,457	335
*	Personalis Inc.	36,523	331
*	Lexeo Therapeutics Inc.	45,973	330
*	REGENXBIO Inc.	34,675	313
*	Waystar Holding Corp.	12,211	313
*	Allogene Therapeutics Inc.	111,827	311
*	Emergent BioSolutions Inc.	38,015	310
*	Arcus Biosciences Inc.	15,124	308
*	Myriad Genetics Inc.	66,332	306
*	Brookdale Senior Living Inc.	19,840	304
*	Keros Therapeutics Inc.	21,313	302
*	Janux Therapeutics Inc.	21,154	288
*	Maravai LifeSciences Holdings Inc. Class A	80,440	286
*	Enanta Pharmaceuticals Inc.	19,870	284
*	4D Molecular Therapeutics Inc.	29,254	283
*	Solid Biosciences Inc.	43,404	270
*	Phathom Pharmaceuticals Inc.	21,178	266
*	Rocket Pharmaceuticals Inc.	51,856	260
*	AngioDynamics Inc.	22,328	255
*	Prothena Corp. plc	29,090	252
*	Compass Therapeutics Inc.	44,577	252
*	Entrada Therapeutics Inc.	20,741	247
*	Standard BioTools Inc.	217,653	246
*	Fulcrum Therapeutics Inc.	29,398	246
*	Atea Pharmaceuticals Inc.	51,630	242
*	Merit Medical Systems Inc.	3,043	235
*	Perspective Therapeutics Inc.	43,400	234
*	Fulgent Genetics Inc.	15,069	231
*	Cogent Biosciences Inc.	5,950	231
*	Artivion Inc.	5,763	222
*	Amylyx Pharmaceuticals Inc.	14,586	221
*	Scholar Rock Holding Corp.	4,833	214
*	Akebia Therapeutics Inc.	162,868	213
	HealthStream Inc.	9,991	212
*	Aquestive Therapeutics Inc.	50,369	201
*	Novavax Inc.	19,296	196
*	Larimar Therapeutics Inc.	36,483	194
*	Aclaris Therapeutics Inc.	67,126	193
*	Amneal Pharmaceuticals Inc.	13,960	193
*	Quanterix Corp.	29,045	190
*	Ginkgo Bioworks Holdings Inc.	28,180	190
*	Evolent Health Inc. Class A	57,433	187
*	Upstream Bio Inc.	24,248	186
*	Puma Biotechnology Inc.	32,371	185
*	Design Therapeutics Inc.	17,647	184
*	OrthoPediatrics Corp.	9,348	179
*	OraSure Technologies Inc.	55,488	175
*	Neurogene Inc.	7,160	168
*	Protara Therapeutics Inc.	25,639	163
*	LB Pharmaceuticals Inc.	6,647	160
*	BioCryst Pharmaceuticals Inc.	17,775	156
13

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
*,1	Tectonic Therapeutic Inc.	6,636	156
*	HeartFlow Inc.	6,715	156
	Utah Medical Products Inc.	2,230	149
*	Ardent Health Inc.	15,878	149
*	Editas Medicine Inc.	65,976	145
*	Voyager Therapeutics Inc.	33,947	139
*	Accendra Health Inc.	55,919	135
*	Celcuity Inc.	1,198	134
*	WaVe Life Sciences Ltd.	9,465	132
*	Alector Inc.	54,436	132
*	Aura Biosciences Inc.	22,089	130
*	Innoviva Inc.	5,579	128
*	Anika Therapeutics Inc.	8,878	127
	Concentra Group Holdings Parent Inc.	5,024	120
*	Community Health Systems Inc.	34,276	119
*	Heron Therapeutics Inc.	98,952	118
*	Tonix Pharmaceuticals Holding Corp.	8,457	118
*	Fate Therapeutics Inc.	78,036	115
*	OmniAb Inc.	66,394	114
*	Travere Therapeutics Inc.	3,765	112
*	Quantum-Si Inc.	115,637	111
	Acme United Corp.	2,425	109
*	Inogen Inc.	17,312	106
*	Fennec Pharmaceuticals Inc.	12,514	106
*	Eledon Pharmaceuticals Inc.	39,855	104
*	UroGen Pharma Ltd.	4,742	103
*	STAAR Surgical Co.	5,118	102
*	MapLight Therapeutics Inc.	5,840	101
*	Theravance Biopharma Inc.	5,414	99
*	Verastem Inc.	17,100	98
*,1	Humacyte Inc.	86,422	96
*	Arcturus Therapeutics Holdings Inc.	11,344	93
*	Aveanna Healthcare Holdings Inc.	12,331	91
*	Syndax Pharmaceuticals Inc.	4,168	90
*	Coherus Oncology Inc.	52,232	87
*	TriSalus Life Sciences Inc.	16,945	86
*	Nkarta Inc.	31,605	85
*,1	Nano-X Imaging Ltd.	35,655	85
*	Inhibikase Therapeutics Inc.	40,275	83
*	MeiraGTx Holdings plc	10,878	82
*	Health Catalyst Inc.	49,250	80
*	Innovage Holding Corp.	8,932	80
*	PACS Group Inc.	2,203	80
*	Omeros Corp.	5,262	63
*	MaxCyte Inc.	73,652	60
*	Korro Bio Inc.	4,837	59
*	Absci Corp.	20,036	55
*	Lucid Diagnostics Inc.	38,005	55
*	Sonida Senior Living Inc.	1,479	53
*	Cartesian Therapeutics Inc. (XNMS)	6,919	53
*	XOMA Royalty Corp.	2,018	52
*	Palvella Therapeutics Inc.	382	52
*	Aardvark Therapeutics Inc.	4,064	51
*	Arbutus Biopharma Corp.	10,670	50
*	DocGo Inc.	67,164	48
*,1	Cardiff Oncology Inc.	23,917	46
*	Beta Bionics Inc.	3,431	43
*	Aldeyra Therapeutics Inc.	7,388	40
*	Lifecore Biomedical Inc.	5,609	40
	SIGA Technologies Inc.	6,197	40
*	Kestra Medical Technologies Ltd.	1,726	40
*	Foghorn Therapeutics Inc.	6,930	39
*	Precigen Inc.	9,575	36
*	Ironwood Pharmaceuticals Inc.	9,367	32
*	908 Devices Inc.	4,665	32
*	Biote Corp. Class A	14,916	32
*	Omada Health Inc.	2,537	31
*	SBC Medical Group Holdings Inc.	7,621	29
*	Definitive Healthcare Corp.	21,360	27
*	Rezolute Inc.	7,984	26
14

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
*	Outset Medical Inc.	7,186	25
*	Carlsmed Inc.	1,591	23
*	LifeMD Inc.	8,024	21
*	Shoulder Innovations Inc.	1,128	15
*,1	Candel Therapeutics Inc.	2,646	14
*	Tvardi Therapeutics Inc.	3,103	12
*	Codexis Inc.	11,041	11
*	Atlantic International Corp.	3,059	10
*	Atrium Therapeutics Inc.	684	10
*	Abeona Therapeutics Inc.	1,703	9
*	Lumexa Imaging Holdings Inc.	658	9
*	MediWound Ltd.	451	8
*	Evommune Inc.	316	8
*	Stereotaxis Inc.	3,128	7
*	VeraDermics Inc.	122	6
*	AirSculpt Technologies Inc.	3,063	5
*,2	Inhibrx Inc. CVR	7,780	5
*	CapsoVision Inc.	996	5
*	Eikon Therapeutics Inc.	367	5
*	aTyr Pharma Inc.	4,341	4
*	Accuray Inc.	4,875	3
*	Aktis Oncology Inc.	125	3
*	SpyGlass Pharma Inc.	101	3
*	Tevogen Bio Holdings Inc.	8,075	2
*,2	Third Harmonic Bio Inc.	16,307	—
*,2	OmniAb Inc. 12.5 Earnout	4,268	—
*,2	OmniAb Inc. 15 Earnout	4,268	—
			114,976
Industrials (12.9%)
*	Fluor Corp.	118,619	6,205
	GATX Corp.	24,438	4,501
	EnerSys	25,962	4,314
	Matson Inc.	23,176	3,850
*	Resideo Technologies Inc.	95,217	3,685
	Enpro Inc.	13,611	3,520
	Terex Corp.	47,637	3,277
	JBT Marel Corp.	19,953	3,073
	Arcosa Inc.	25,730	2,765
	HB Fuller Co.	40,419	2,656
*	Mercury Systems Inc.	29,603	2,636
	Scorpio Tankers Inc.	33,296	2,633
*	AAR Corp.	21,743	2,548
	UniFirst Corp.	10,811	2,539
	Tutor Perini Corp.	32,818	2,473
	Boise Cascade Co.	27,765	2,297
	Kennametal Inc.	56,218	2,264
	Otter Tail Corp.	26,497	2,255
	International Seaways Inc.	29,670	2,241
	ABM Industries Inc.	44,966	2,001
	DHT Holdings Inc.	99,842	1,946
	Hub Group Inc. Class A	43,913	1,891
*	RXO Inc.	112,483	1,795
	Helios Technologies Inc.	24,392	1,740
	Bel Fuse Inc. Class B	7,558	1,736
	ArcBest Corp.	16,774	1,722
*	Itron Inc.	17,237	1,619
	Atkore Inc.	24,730	1,600
	Teekay Tankers Ltd. Class A	17,678	1,384
	Greif Inc. Class A	18,909	1,374
	Korn Ferry	21,039	1,318
*	ASGN Inc.	30,650	1,315
	Werner Enterprises Inc.	37,173	1,304
*	Ducommun Inc.	10,155	1,255
	Greenbrier Cos. Inc.	22,236	1,255
*,1	Intuitive Machines Inc.	75,811	1,249
*	Hillman Solutions Corp.	145,623	1,194
*	CoreCivic Inc.	65,660	1,161
*	O-I Glass Inc.	85,360	1,144
	Alamo Group Inc.	5,273	1,126
15

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
	ICF International Inc.	13,513	1,123
*	V2X Inc.	15,662	1,092
*	Proto Labs Inc.	17,525	1,088
	Trinity Industries Inc.	31,535	1,078
*	Thermon Group Holdings Inc.	21,109	1,072
*	TIC Solutions Inc.	112,533	1,066
	Astec Industries Inc.	16,885	1,048
	Dorian LPG Ltd.	27,431	1,015
*	Gibraltar Industries Inc.	21,963	999
	SFL Corp. Ltd.	89,831	989
*	Masterbrand Inc.	93,489	946
	TriMas Corp.	23,568	921
	Deluxe Corp.	32,596	905
	Albany International Corp. Class A	15,154	874
	Nordic American Tankers Ltd.	152,188	872
*	Great Lakes Dredge & Dock Corp.	49,146	833
	Tennant Co.	13,573	828
	Pitney Bowes Inc.	75,401	809
*	Cimpress plc	10,100	738
*	BrightView Holdings Inc.	53,199	734
*	Montrose Environmental Group Inc.	24,237	708
	Quanex Building Products Corp.	34,017	698
*	Legence Corp. Class A	11,904	691
*	Vestis Corp.	84,502	665
	Allient Inc.	9,977	657
	Apogee Enterprises Inc.	15,688	625
	VSE Corp.	2,720	618
	Granite Construction Inc.	4,452	599
	Marten Transport Ltd.	42,706	580
	Costamare Inc.	32,958	579
	Genco Shipping & Trading Ltd.	23,581	567
*	Marqeta Inc. Class A	146,851	564
*	Alliance Laundry Holdings Inc.	25,040	562
*,1	FLEX LNG Ltd.	19,679	538
*	American Woodmark Corp.	10,711	537
	Myers Industries Inc.	23,689	530
	PagSeguro Digital Ltd. Class A	49,939	530
	Teekay Corp. Ltd.	39,219	508
	National Presto Industries Inc.	3,821	504
	Navigator Holdings Ltd.	23,407	492
	McGrath RentCorp.	4,384	486
	Preformed Line Products Co.	1,797	456
*	Green Dot Corp. Class A	39,241	454
*	Janus International Group Inc.	63,436	442
	Standex International Corp.	1,625	426
	Ardmore Shipping Corp.	25,288	414
*	Vishay Precision Group Inc.	8,774	404
	Columbus McKinnon Corp.	20,756	394
	Primoris Services Corp.	2,546	384
	Ennis Inc.	18,090	382
	Willis Lease Finance Corp.	1,866	380
*	BlueLinx Holdings Inc.	5,731	378
*	Manitowoc Co. Inc.	25,385	374
	Ardagh Metal Packaging SA	76,254	370
	Aebi Schmidt Holding AG	25,410	366
	Heartland Express Inc.	32,655	360
*	I3 Verticals Inc. Class A	16,057	359
*	Titan International Inc.	36,058	351
	Miller Industries Inc.	8,234	346
*	Resolute Holdings Management Inc.	1,933	326
	Hyster-Yale Inc.	8,703	321
*	Custom Truck One Source Inc.	44,105	316
*	Orion Group Holdings Inc.	22,371	307
	Wabash National Corp.	29,629	301
*	Titan Machinery Inc.	15,383	300
*	Himalaya Shipping Ltd.	20,373	300
*	Willdan Group Inc.	3,281	292
	Greif Inc. Class B	3,231	282
	Alight Inc. Class A	318,725	280
	Bel Fuse Inc. Class A	1,289	273
16

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
*	Donnelley Financial Solutions Inc.	5,360	267
*	Transcat Inc.	3,367	263
	Covenant Logistics Group Inc.	8,703	256
	Luxfer Holdings plc	19,846	255
	Safe Bulkers Inc.	37,523	246
*	Forward Air Corp.	9,727	246
*	CryoPort Inc.	27,837	234
	Insteel Industries Inc.	6,220	232
*	L B Foster Co. Class A	7,354	226
	Kelly Services Inc. Class A	23,092	224
*	Strata Critical Medical Inc.	49,775	213
*	First Advantage Corp.	18,283	210
	Pangaea Logistics Solutions Ltd.	21,756	203
*	Cross Country Healthcare Inc.	22,959	200
*	Hudson Technologies Inc.	27,926	199
*	Radiant Logistics Inc.	26,320	195
	Park-Ohio Holdings Corp.	7,404	191
*	Atlanticus Holdings Corp.	3,649	191
*	Hyliion Holdings Corp.	91,788	188
*	Target Hospitality Corp.	24,000	187
*	AerSale Corp.	23,410	183
*	Mayville Engineering Co. Inc.	8,591	180
*	Ranpak Holdings Corp.	34,753	178
*	3D Systems Corp.	90,674	175
	Park Aerospace Corp.	6,312	167
*	Astronics Corp.	1,912	154
*	Conduent Inc.	105,438	154
*,1	Palladyne AI Corp.	21,975	154
*	Aspen Aerogels Inc.	48,496	151
*	Paysafe Ltd.	24,008	150
*	Mistras Group Inc.	9,070	139
*	Proficient Auto Logistics Inc.	18,257	138
*	Repay Holdings Corp.	48,846	136
*	JELD-WEN Holding Inc.	62,504	122
*	Gencor Industries Inc.	7,532	118
*	Microvast Holdings Inc.	52,506	118
*	Costamare Bulkers Holdings Ltd.	6,045	115
*	Firefly Aerospace Inc.	5,789	112
*	Core Molding Technologies Inc.	5,854	107
*	Concrete Pumping Holdings Inc.	15,535	105
*	Acacia Research Corp.	24,907	104
*	Flywire Corp.	8,187	101
	Douglas Dynamics Inc.	2,180	100
	LSI Industries Inc.	4,564	99
	GPGI Inc. Class A	4,364	98
	Kronos Worldwide Inc.	15,888	92
	Resources Connection Inc.	23,337	88
*	TrueBlue Inc.	20,850	88
	Alta Equipment Group Inc.	12,194	84
	Universal Logistics Holdings Inc.	4,930	82
	Eastern Co.	4,260	79
	Information Services Group Inc.	16,440	79
*	Sezzle Inc.	1,057	77
*	Voyager Technologies Inc. Class A	2,887	77
	EVI Industries Inc.	3,693	72
*	AirJoule Technologies Corp.	17,722	57
	Kforce Inc.	2,041	55
*	Forrester Research Inc.	8,339	50
	Cass Information Systems Inc.	1,020	45
*	Power Solutions International Inc.	542	45
	Quad / Graphics Inc.	6,281	43
	HireQuest Inc.	3,657	43
*	Satellogic Inc. Class A	14,188	43
	NL Industries Inc.	6,815	42
*	TTEC Holdings Inc.	14,497	36
*	Advantage Solutions Inc.	68,636	36
*	PAMT Corp.	3,353	34
*	Distribution Solutions Group Inc.	676	20
*	Forgent Power Solutions Inc.	538	18
*	Bowman Consulting Group Ltd.	503	17
17

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
*	Franklin Covey Co.	1,123	15
*,1	Skillsoft Corp.	3,294	14
*	AIRO Group Holdings Inc.	1,480	14
*	Southland Holdings Inc.	9,448	11
*	Andersen Group Inc. Class A	385	9
*	EquipmentShare.com Inc. Class A	251	7
	Trinseo plc	24,785	6
*	Beta Technologies Inc. Class A	266	5
*	Arrive AI Inc.	2,630	3
*	York Space Systems Inc.	106	3
			141,740
Other (0.0%)[3]
*,2	Aduro Biotech Inc. CVR	724	—
Real Estate (9.5%)
	CareTrust REIT Inc.	149,334	6,066
	Terreno Realty Corp.	75,316	4,975
	Essential Properties Realty Trust Inc.	146,267	4,964
	American Healthcare REIT Inc.	80,541	4,207
	Kite Realty Group Trust	160,130	4,171
	Macerich Co.	187,585	3,840
	Sabra Health Care REIT Inc.	175,218	3,601
	HA Sustainable Infrastructure Capital Inc.	90,272	3,297
	Phillips Edison & Co. Inc.	76,212	2,994
	Independence Realty Trust Inc.	177,359	2,939
	Broadstone Net Lease Inc.	139,842	2,711
	COPT Defense Properties	83,965	2,668
*	Cushman & Wakefield Ltd.	171,333	2,298
	National Health Investors Inc.	26,801	2,253
	LXP Industrial Trust	42,993	2,131
	Acadia Realty Trust	97,380	2,037
	DigitalBridge Group Inc.	130,885	2,022
	Apple Hospitality REIT Inc.	164,886	2,021
	Four Corners Property Trust Inc.	77,992	1,990
	Curbline Properties Corp.	71,551	1,990
	Urban Edge Properties	93,522	1,987
	SL Green Realty Corp.	52,871	1,948
	InvenTrust Properties Corp.	57,642	1,798
	Newmark Group Inc. Class A	108,968	1,582
	Global Net Lease Inc.	145,896	1,374
	LTC Properties Inc.	33,443	1,327
	Getty Realty Corp.	39,906	1,310
	Douglas Emmett Inc.	119,297	1,180
	Sunstone Hotel Investors Inc.	124,430	1,155
	Alexander & Baldwin Inc.	53,666	1,116
	Pebblebrook Hotel Trust	86,651	1,112
	Diversified Healthcare Trust	162,819	1,101
*	Compass Inc. Class A	111,434	1,086
	Innovative Industrial Properties Inc.	20,452	1,083
	Sila Realty Trust Inc.	40,939	1,053
	Veris Residential Inc.	55,754	1,051
	NETSTREIT Corp.	46,780	972
	Kennedy-Wilson Holdings Inc.	89,208	971
	Xenia Hotels & Resorts Inc.	59,581	910
	RLJ Lodging Trust	101,337	813
	Centerspace	12,414	781
	Smartstop Self Storage REIT Inc.	23,202	774
	American Assets Trust Inc.	38,163	745
	Easterly Government Properties Inc.	31,330	729
*	Piedmont Realty Trust Inc.	91,838	697
	Safehold Inc.	41,695	673
	JBG SMITH Properties	44,203	672
	DiamondRock Hospitality Co.	63,914	642
	Empire State Realty Trust Inc. Class A	103,372	608
	Peakstone Realty Trust REIT	27,360	571
	Whitestone REIT	33,321	506
	Marcus & Millichap Inc.	17,583	464
	CTO Realty Growth Inc.	22,954	447
*	Forestar Group Inc.	14,135	406
18

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
	Brandywine Realty Trust	125,735	401
	Farmland Partners Inc.	28,836	376
	Armada Hoffler Properties Inc.	59,538	372
	Summit Hotel Properties Inc.	80,792	364
	Postal Realty Trust Inc. Class A	17,312	359
	Gladstone Commercial Corp.	27,721	346
	Community Healthcare Trust Inc.	20,046	343
	Chiron Real Estate Inc.	9,495	329
	NexPoint Residential Trust Inc.	11,438	322
	One Liberty Properties Inc.	13,571	319
	Gladstone Land Corp.	25,291	311
	Tanger Inc.	7,832	290
*	Hudson Pacific Properties Inc.	38,880	281
*	Tejon Ranch Co.	15,601	275
	Chatham Lodging Trust	34,841	269
	Service Properties Trust	114,464	263
	FrontView REIT Inc.	15,738	261
	Industrial Logistics Properties Trust	39,030	229
	SITE Centers Corp.	36,851	227
*	FRP Holdings Inc.	8,458	202
	Alpine Income Property Trust Inc.	9,821	194
	RMR Group Inc. Class A	11,296	185
*	Stratus Properties Inc.	5,068	155
	NET Lease Office Properties	10,915	149
*	Seaport Entertainment Group Inc.	5,432	127
	Braemar Hotels & Resorts Inc.	42,934	125
*	Douglas Elliman Inc.	53,387	122
	CBL & Associates Properties Inc.	3,234	122
	BRT Apartments Corp.	7,892	116
	Modiv Industrial Inc.	6,794	105
*	RE / MAX Holdings Inc. Class A	13,347	84
	Universal Health Realty Income Trust	1,253	55
*	Transcontinental Realty Investors Inc.	1,367	50
	Franklin Street Properties Corp.	55,381	46
*	Mobile Infrastructure Corp.	10,389	32
	Clipper Realty Inc.	9,371	29
	Saul Centers Inc.	722	25
*	American Realty Investors Inc.	829	14
*	Maui Land & Pineapple Co. Inc.	606	10
	Strawberry Fields REIT Inc.	507	6
*	Logistic Properties of The Americas Class A	2,301	6
	Elme Communities	304	1
			104,716
Technology (6.4%)
*	TTM Technologies Inc.	75,514	7,872
*	Hut 8 Corp.	70,955	3,777
*	Cipher Digital Inc.	239,318	3,733
*	Sanmina Corp.	21,306	3,308
*	Diodes Inc.	33,908	2,314
*	Synaptics Inc.	26,101	2,126
*	ACM Research Inc. Class A	37,281	2,076
*	Cleanspark Inc.	205,055	2,040
*	Fastly Inc. Class A	102,725	1,964
*	Ultra Clean Holdings Inc.	30,558	1,854
*	nLight Inc.	31,856	1,790
*	Axcelis Technologies Inc.	21,084	1,742
	Vishay Intertechnology Inc.	89,089	1,668
*	Photronics Inc.	41,930	1,569
	ePlus Inc.	19,384	1,563
	Benchmark Electronics Inc.	26,274	1,519
*	NetScout Systems Inc.	51,366	1,500
*	FormFactor Inc.	14,588	1,442
*	Rogers Corp.	13,280	1,432
*	Veeco Instruments Inc.	43,625	1,333
*	Ichor Holdings Ltd.	25,361	1,206
*	Insight Enterprises Inc.	14,270	1,192
*	Applied Digital Corp.	42,068	1,147
	Kulicke & Soffa Industries Inc.	15,685	1,094
*	Cohu Inc.	33,615	1,015
19

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
*,1	BigBear.ai Holdings Inc.	244,338	968
	CTS Corp.	18,164	957
*	MaxLinear Inc.	52,765	920
*	Navitas Semiconductor Corp.	98,174	884
*	Ziff Davis Inc.	29,922	810
*	Penguin Solutions Inc.	38,466	799
*	NCR Voyix Corp.	102,375	782
*	Core Scientific Inc.	36,169	614
*	Daktronics Inc.	23,356	602
*	ScanSource Inc.	16,184	595
*	Box Inc. Class A	22,820	537
	PC Connection Inc.	8,232	502
*	Kimball Electronics Inc.	18,055	451
*	Consensus Cloud Solutions Inc.	13,987	421
*	Bit Digital Inc.	232,858	389
*	Mitek Systems Inc.	26,369	384
*	Alpha & Omega Semiconductor Ltd.	18,278	384
*	Arteris Inc.	20,043	341
*	indie Semiconductor Inc. Class A	89,698	328
*	Powerfleet Inc. NJ	91,093	325
*,1	Rumble Inc.	59,709	323
	Shutterstock Inc.	17,772	299
*	Plexus Corp.	1,456	283
*	Nextdoor Holdings Inc.	159,808	280
*	Blackbaud Inc.	5,449	264
	OneSpan Inc.	23,025	254
*	Eventbrite Inc. Class A	55,739	246
*	N-able Inc.	52,397	231
*	Bandwidth Inc. Class A	15,311	227
*	PubMatic Inc. Class A	27,304	221
*	ON24 Inc.	27,247	218
*	PAR Technology Corp.	13,026	213
	Methode Electronics Inc.	24,607	208
*	Angi Inc.	26,284	204
*	Terawulf Inc.	12,496	203
	Adeia Inc.	9,801	203
*	Asure Software Inc.	19,163	175
	CSG Systems International Inc.	2,159	172
*,1	Chaince Digital Holdings Inc.	27,758	163
*	Cerence Inc.	20,510	162
*	Telos Corp.	39,321	158
	Xerox Holdings Corp.	86,997	157
	A10 Networks Inc.	7,972	154
*	Aehr Test Systems	4,105	154
*	Bumble Inc. Class A	47,182	143
*	Aeluma Inc.	8,303	128
	Immersion Corp.	20,135	123
*	Digital Turbine Inc.	28,709	117
*	Rimini Street Inc.	29,456	110
	Richardson Electronics Ltd.	8,799	108
*	Diebold Nixdorf Inc.	1,120	90
*,1	Rackspace Technology Inc.	45,444	89
*	Tucows Inc. Class A	4,162	76
*	TechTarget Inc.	19,068	67
*	MicroVision Inc.	80,139	63
*,1	Getty Images Holdings Inc.	80,187	62
*	Grid Dynamics Holdings Inc.	9,107	61
*	Navan Inc. Class A	5,338	52
*	Serve Robotics Inc.	4,970	50
*	Whitefiber Inc.	2,829	48
*	CEVA Inc.	2,073	43
*	Ambiq Micro Inc.	1,217	37
*	eGain Corp.	3,270	31
*	Via Transportation Inc. Class A	1,479	25
*	Unisys Corp.	9,868	24
*	Blaize Holdings Inc.	19,286	23
	Hackett Group Inc.	1,405	19
*	Expensify Inc. Class A	20,158	19
*	Silvaco Group Inc.	5,633	19
*	CS Disco Inc.	5,054	16
20

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
*	Domo Inc. Class B	3,350	12
*	Vroom Inc.	700	11
*	Airship AI Holdings Inc.	3,132	9
	CSP Inc.	824	7
*	Vivid Seats Inc. Class A	827	5
*	Neonode Inc.	955	2
			71,130
Telecommunications (2.6%)
*	EchoStar Corp. Class A	99,977	11,550
*	Viasat Inc.	91,167	4,174
	Telephone & Data Systems Inc.	73,418	3,286
*	Digi International Inc.	26,794	1,308
*	Vistance Networks Inc.	61,654	1,083
	Uniti Group Inc.	123,233	902
*	Applied Optoelectronics Inc.	9,183	774
*	Liberty Latin America Ltd. Class C	92,801	737
*	Harmonic Inc.	61,811	657
*	Lumen Technologies Inc.	81,902	582
	Shenandoah Telecommunications Co.	37,816	515
*	NETGEAR Inc.	20,516	423
*	Cable One Inc.	3,767	361
*	Optimum Communications Inc. Class A	163,218	235
*	8x8 Inc.	100,537	215
*	Aviat Networks Inc.	8,472	212
*	Xperi Inc.	34,376	211
	ATN International Inc.	7,218	208
	Spok Holdings Inc.	14,952	182
*	Liberty Latin America Ltd. Class A	22,295	175
*	Ribbon Communications Inc.	69,513	155
*	Clearfield Inc.	4,806	151
	IDT Corp. Class B	2,669	136
*	Inseego Corp.	7,367	91
			28,323
Utilities (5.8%)
	Ormat Technologies Inc. (XNYS)	45,190	4,686
	Portland General Electric Co.	83,360	4,498
	Brookfield Infrastructure Corp. Class A (XTSE)	89,336	4,456
	TXNM Energy Inc.	73,824	4,357
	Southwest Gas Holdings Inc.	47,696	4,205
	New Jersey Resources Corp.	74,457	4,039
	Black Hills Corp.	54,129	3,987
	Spire Inc.	42,993	3,939
	ONE Gas Inc.	44,134	3,859
	Northwestern Energy Group Inc.	45,530	3,185
*	Oklo Inc.	46,421	2,922
	Avista Corp.	59,964	2,436
*	Sunrun Inc.	164,956	2,186
*	Hawaiian Electric Industries Inc.	128,277	1,987
	California Water Service Group	43,995	1,983
	Northwest Natural Holding Co.	30,249	1,604
	Chesapeake Utilities Corp.	11,408	1,551
	H2O America	24,531	1,320
	MGE Energy Inc.	13,024	1,068
*	Enviri Corp.	55,997	1,060
	American States Water Co.	9,896	738
	Excelerate Energy Inc. Class A	17,607	709
	Unitil Corp.	13,142	688
	Middlesex Water Co.	11,535	623
	Consolidated Water Co. Ltd.	7,728	293
	York Water Co.	8,826	290
	Genie Energy Ltd. Class B	14,031	204
*	Pure Cycle Corp.	15,271	161
*	Perma-Fix Environmental Services Inc.	10,655	145
	RGC Resources Inc.	5,717	126
*	Arq Inc.	23,045	81
*	Net Power Inc.	24,537	47
*,1	NANO Nuclear Energy Inc.	1,730	46
21

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
	Global Water Resources Inc.	822	8
			63,487
Total Common Stocks (Cost $923,614)			1,098,574
Warrants (0.0%)
*,1	Pulse Biosciences Inc. Exp. 6/27/2029 (Cost $—)	853	6
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[4,5]	Vanguard Market Liquidity Fund, 3.693% (Cost $6,233)	62,352	6,235
Total Investments (100.3%) (Cost $929,847)			1,104,815
Other Assets and Liabilities—Net (-0.3%)			(3,397)
Net Assets (100%)			1,101,418
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,041.
2	Security value determined using significant unobservable inputs.
3	“Other” represents securities that are not classified by the fund’s benchmark index.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $4,762 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2026	8	1,054	(8)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Oklo Inc.	8/31/2026	BANA	995	(3.630)	—	(51)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.

See accompanying Notes, which are an integral part of the Financial Statements.
22

Russell 2000 Value Index Fund
Statement of Assets and Liabilities
As of February 28, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $923,614)	1,098,580
Affiliated Issuers (Cost $6,233)	6,235
Total Investments in Securities	1,104,815
Investment in Vanguard	24
Cash Collateral Pledged—Futures Contracts	91
Receivables for Investment Securities Sold	493
Receivables for Accrued Income	906
Receivables for Capital Shares Issued	87
Total Assets	1,106,416
Liabilities
Due to Custodian	89
Payables for Investment Securities Purchased	54
Collateral for Securities on Loan	4,762
Payables to Vanguard	24
Variation Margin Payable—Futures Contracts	18
Unrealized Depreciation—Over-the-Counter Swap Contracts	51
Total Liabilities	4,998
Net Assets	1,101,418
1 Includes $4,041 of securities on loan.
At February 28, 2026, net assets consisted of:

Paid-in Capital	1,307,039
Total Distributable Earnings (Loss)	(205,621)
Net Assets	1,101,418

ETF Shares—Net Assets
Applicable to 6,075,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,057,462
Net Asset Value Per Share—ETF Shares	$174.07

Institutional Shares—Net Assets
Applicable to 128,024 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	43,956
Net Asset Value Per Share—Institutional Shares	$343.34

See accompanying Notes, which are an integral part of the Financial Statements.
23

Russell 2000 Value Index Fund
Statement of Operations

Six Months Ended February 28, 2026
($000)
Investment Income
Income
Dividends[1]	6,928
Interest[2]	24
Securities Lending—Net	153
Total Income	7,105
Expenses
The Vanguard Group—Note C
Investment Advisory Services	7
Management and Administrative—ETF Shares	326
Management and Administrative—Institutional Shares	12
Marketing and Distribution—ETF Shares	17
Marketing and Distribution—Institutional Shares	1
Custodian Fees	33
Shareholders’ Reports—ETF Shares	21
Shareholders’ Reports—Institutional Shares	1
Trustees’ Fees and Expenses	—
Other Expenses	8
Total Expenses	426
Net Investment Income	6,679
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	4,391
Futures Contracts	266
Swap Contracts	(31)
Realized Net Gain (Loss)	4,626
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	116,180
Futures Contracts	(61)
Swap Contracts	(51)
Change in Unrealized Appreciation (Depreciation)	116,068
Net Increase (Decrease) in Net Assets Resulting from Operations	127,373
1	Dividends are net of foreign withholding taxes of $14.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $20, $1, and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $3,425 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
24

Russell 2000 Value Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2026	Year Ended August 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	6,679	16,477
Realized Net Gain (Loss)	4,626	10,037
Change in Unrealized Appreciation (Depreciation)	116,068	16,153
Net Increase (Decrease) in Net Assets Resulting from Operations	127,373	42,667
Distributions
ETF Shares	(9,765)	(14,980)
Institutional Shares	(509)	(1,625)
Total Distributions	(10,274)	(16,605)
Capital Share Transactions
ETF Shares	126,150	(19,356)
Institutional Shares	(12,477)	(43,716)
Net Increase (Decrease) from Capital Share Transactions	113,673	(63,072)
Total Increase (Decrease)	230,772	(37,010)
Net Assets
Beginning of Period	870,646	907,656
End of Period	1,101,418	870,646

See accompanying Notes, which are an integral part of the Financial Statements.
25

Russell 2000 Value Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2026	Year Ended August 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$153.46	$147.82	$126.66	$126.77	$143.88	$91.76
Investment Operations
Net Investment Income[1]	1.152	2.704	2.580	2.816	2.353	1.998
Net Realized and Unrealized Gain (Loss) on Investments	21.265	5.633	21.306	(.234)	(16.986)	51.982
Total from Investment Operations	22.417	8.337	23.886	2.582	(14.633)	53.980
Distributions
Dividends from Net Investment Income	(1.807)	(2.697)	(2.726)	(2.692)	(2.477)	(1.860)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.807)	(2.697)	(2.726)	(2.692)	(2.477)	(1.860)
Net Asset Value, End of Period	$174.07	$153.46	$147.82	$126.66	$126.77	$143.88
Total Return	14.72%	5.81%	19.17%	2.19%	-10.28%	59.34%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,057	$819	$809	$788	$837	$1,036
Ratio of Total Expenses to Average Net Assets	0.09%	0.12%	0.15%	0.15%[2]	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.64%	1.90%	1.97%	2.27%	1.71%	1.52%
Portfolio Turnover Rate[3]	7%	26%	24%	27%	28%	45%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.15%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
26

Russell 2000 Value Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2026	Year Ended August 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$302.70	$291.59	$249.83	$250.04	$283.82	$180.98
Investment Operations
Net Investment Income[1]	2.499	5.330	5.046	5.717	4.918	4.212
Net Realized and Unrealized Gain (Loss) on Investments	41.749	11.248	42.251	(.456)	(33.609)	102.428
Total from Investment Operations	44.248	16.578	47.297	5.261	(28.691)	106.640
Distributions
Dividends from Net Investment Income	(3.608)	(5.468)	(5.537)	(5.471)	(5.089)	(3.800)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(3.608)	(5.468)	(5.537)	(5.471)	(5.089)	(3.800)
Net Asset Value, End of Period	$343.34	$302.70	$291.59	$249.83	$250.04	$283.82
Total Return	14.73%	5.86%	19.26%	2.26%	-10.23%	59.46%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$44	$51	$98	$177	$184	$202
Ratio of Total Expenses to Average Net Assets	0.07%	0.08%	0.08%	0.08%[2]	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.79%	1.89%	1.98%	2.34%	1.82%	1.67%
Portfolio Turnover Rate[3]	7%	26%	24%	27%	28%	45%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
27

Russell 2000 Value Index Fund
Notes to Financial Statements
Vanguard Russell 2000 Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2026, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended February 28, 2026, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
28

Russell 2000 Value Index Fund
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Portfolio Management, LLC.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2026, the fund had contributed to Vanguard capital in the amount of $24,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
29

Russell 2000 Value Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,098,569	—	5	1,098,574
Warrants	—	6	—	6
Temporary Cash Investments	6,235	—	—	6,235
Total	1,104,804	6	5	1,104,815
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	(8)	—	—	(8)
Swap Contracts	—	(51)	—	(51)
Total	(8)	(51)	—	(59)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	As of February 28, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	935,073
Gross Unrealized Appreciation	261,526
Gross Unrealized Depreciation	(91,792)
Net Unrealized Appreciation (Depreciation)	169,734
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2025, the fund had available capital losses totaling $380,232,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended February 28, 2026, the fund purchased $64,519,000 of investment securities and sold $77,803,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $137,699,000 and $11,655,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2026, such purchases were $2,994,000 and sales were $2,294,000, resulting in net realized loss of $373,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2026		Year Ended August 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	137,816	810	148,586	1,065
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(11,666)	(75)	(167,942)	(1,200)
Net Increase (Decrease)—ETF Shares	126,150	735	(19,356)	(135)
Institutional Shares
Issued	971	3	5,795	21
Issued in Lieu of Cash Distributions	509	2	1,625	6
Redeemed	(13,957)	(46)	(51,136)	(195)
Net Increase (Decrease)—Institutional Shares	(12,477)	(41)	(43,716)	(168)
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
30

Russell 2000 Value Index Fund
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q18522 042026
31

Financial Statements
For the six-months ended February 28, 2026
Vanguard Russell 2000 Growth Index Fund

Contents
Financial Statements	1

Russell 2000 Growth Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.4%)
Basic Materials (4.1%)
*	Coeur Mining Inc.	293,460	7,967
*	Uranium Energy Corp.	437,483	6,707
	Balchem Corp.	30,102	5,461
	Sensient Technologies Corp.	38,761	3,935
	Cabot Corp.	45,595	3,472
*	Novagold Resources Inc.	258,585	3,444
	Hecla Mining Co.	138,075	3,439
*	Perpetua Resources Corp.	77,928	2,872
	Hawkins Inc.	17,903	2,669
	Chemours Co.	138,061	2,518
*	Century Aluminum Co.	48,387	2,495
*	Ingevity Corp.	33,390	2,405
*	Ivanhoe Electric Inc.	83,466	1,435
*	Energy Fuels Inc.	55,953	1,193
*	Constellium SE	46,360	1,154
	Kaiser Aluminum Corp.	7,703	1,002
*	US Antimony Corp.	109,124	976
*,1	USA Rare Earth Inc.	39,893	754
*	Compass Minerals International Inc.	24,158	609
	Materion Corp.	3,632	592
*	Dakota Gold Corp.	81,935	570
*	Idaho Strategic Resources Inc.	13,121	565
*	NioCorp Developments Ltd.	98,290	521
*	ASP Isotopes Inc.	84,799	453
	Sylvamo Corp.	8,459	392
	Vox Royalty Corp.	54,388	350
*	Contango ORE Inc.	10,145	305
	UFP Industries Inc.	2,818	290
*	US Gold Corp.	10,968	238
*	American Battery Technology Co.	54,721	202
*,1	Critical Metals Corp.	15,448	157
*,1	Lifezone Metals Ltd.	26,039	121
	Omega Flex Inc.	3,262	117
	Innospec Inc.	1,169	90
*	US Goldmining Inc.	2,202	27
*	Solesence Inc.	17,706	23
			59,520
Consumer Discretionary (9.3%)
*	Brinker International Inc.	40,587	6,015
*	Boot Barn Holdings Inc.	28,203	5,337
*	Champion Homes Inc.	51,841	4,846
*	Frontdoor Inc.	67,186	4,607
	Atmus Filtration Technologies Inc.	69,170	4,464
*	Abercrombie & Fitch Co. Class A	42,663	4,172
*	Cavco Industries Inc.	7,134	4,118
*	Life Time Group Holdings Inc.	138,430	3,738
	PriceSmart Inc.	23,528	3,638
*	Shake Shack Inc. Class A	35,660	3,424
*	Stride Inc.	39,186	3,306
*	Covista Inc.	32,885	3,223
*	Dorman Products Inc.	25,313	2,983
	Cheesecake Factory Inc.	42,396	2,746
	Cinemark Holdings Inc.	95,298	2,691
	Kontoor Brands Inc.	40,862	2,665
	Acushnet Holdings Corp.	25,282	2,587
*	Hilton Grand Vacations Inc.	55,745	2,506
*	Madison Square Garden Entertainment Corp.	36,360	2,296
	Rush Enterprises Inc. Class A	30,553	2,168
	OneSpaWorld Holdings Ltd.	91,624	1,973
1

Russell 2000 Growth Index Fund
		Shares	Market Value• ($000)
*	Atlanta Braves Holdings Inc. Class C	42,070	1,839
*	IMAX Corp.	40,181	1,721
	Interparfums Inc.	16,796	1,693
*	Rush Street Interactive Inc.	83,976	1,659
	Group 1 Automotive Inc.	4,939	1,609
	Super Group SGHC Ltd.	146,143	1,564
*	Universal Technical Institute Inc.	42,804	1,549
*	Sonos Inc.	100,412	1,546
	Red Rock Resorts Inc. Class A	24,704	1,496
	Buckle Inc.	27,010	1,446
*	Arlo Technologies Inc.	91,153	1,430
*	Laureate Education Inc.	40,539	1,311
	Wolverine World Wide Inc.	73,902	1,306
*	Urban Outfitters Inc.	19,626	1,299
*	Figs Inc. Class A	81,112	1,253
*	Genius Sports Ltd.	200,029	1,242
*	Six Flags Entertainment Corp.	70,299	1,197
*	Victoria's Secret & Co.	18,475	1,158
	Monarch Casino & Resort Inc.	11,686	1,123
*,1	Red Cat Holdings Inc.	93,898	1,094
	John Wiley & Sons Inc. Class A	35,170	1,091
	HNI Corp.	23,947	1,077
*	XPEL Inc.	23,229	990
*	Lincoln Educational Services Corp.	27,150	984
*	Revolve Group Inc.	37,123	934
*	Coursera Inc.	131,112	840
*	United Parks & Resorts Inc.	23,624	822
*	ACV Auctions Inc. Class A	153,974	748
*	Green Brick Partners Inc.	9,778	720
*	USA TODAY Co. Inc.	116,131	691
*	American Public Education Inc.	14,980	686
*	Lindblad Expeditions Holdings Inc.	34,477	680
*	Liquidity Services Inc.	21,267	672
	Ermenegildo Zegna NV	56,510	637
*	First Watch Restaurant Group Inc.	50,425	628
*	Driven Brands Holdings Inc.	54,810	603
	Carriage Services Inc.	12,927	596
*	QuinStreet Inc.	50,831	596
*	Global Business Travel Group I	106,125	580
*	Mister Car Wash Inc.	81,279	579
	Build-A-Bear Workshop Inc.	11,382	554
*	Accel Entertainment Inc.	46,598	529
*	Sweetgreen Inc. Class A	94,925	527
*	Sun Country Airlines Holdings Inc.	26,522	522
	Worthington Enterprises Inc.	9,208	516
*	Peloton Interactive Inc. Class A	127,849	514
*	TripAdvisor Inc.	50,436	510
*	Stagwell Inc.	102,364	493
*,1	Hertz Global Holdings Inc.	108,301	492
*	Daily Journal Corp.	903	460
	Camping World Holdings Inc. Class A	55,120	459
*	BJ's Restaurants Inc.	11,865	451
*	Udemy Inc.	87,638	441
*	ThredUP Inc. Class A	89,877	439
	Global Industrial Co.	13,116	433
*	Kura Sushi USA Inc. Class A	5,757	405
*	Arhaus Inc.	46,803	386
*	Dave & Buster's Entertainment Inc.	24,736	364
	Upbound Group Inc.	16,699	358
*	Atlanta Braves Holdings Inc. Class A	6,420	311
*	Savers Value Village Inc.	32,620	308
	LCI Industries	2,288	305
	Sonic Automotive Inc. Class A	4,844	304
	Bloomin' Brands Inc.	47,705	292
*	RealReal Inc.	23,447	287
*	McGraw Hill Inc.	18,925	265
	Rush Enterprises Inc. Class B	3,963	256
	Nathan's Famous Inc.	2,425	244
*	Latham Group Inc.	35,986	241
*	Allegiant Travel Co.	2,350	240
2

Russell 2000 Growth Index Fund
		Shares	Market Value• ($000)
*	Frontier Group Holdings Inc.	52,454	233
	Jack in the Box Inc.	13,577	230
	Steven Madden Ltd.	5,908	213
	Interface Inc.	6,186	195
*	Inspired Entertainment Inc.	22,559	184
	Cracker Barrel Old Country Store Inc.	5,606	183
	Sturm Ruger & Co. Inc.	4,450	167
*,1	Vuzix Corp.	57,054	165
*	Fox Factory Holding Corp.	9,738	164
*	European Wax Center Inc. Class A	25,806	148
*	Knowles Corp.	5,267	143
*	Turtle Beach Corp.	10,017	126
*	Bally's Corp.	8,822	125
*	Black Rock Coffee Bar Inc. Class A	8,969	120
	CuriosityStream Inc.	34,395	116
*	Dream Finders Homes Inc. Class A	6,388	115
*	Xponential Fitness Inc. Class A	25,353	108
*	Sabre Corp.	89,691	106
*	KinderCare Learning Cos. Inc.	29,696	104
*	Lovesac Co.	7,691	98
	RCI Hospitality Holdings Inc.	4,437	98
	Phoenix Education Partners Inc.	3,214	95
*	Envela Corp.	6,242	84
	Papa John's International Inc.	2,652	83
*	Thryv Holdings Inc.	34,676	80
*	Gambling.com Group Ltd.	16,726	73
	Dine Brands Global Inc.	2,135	66
*,1	Falcon's Beyond Global Inc. Class A	10,253	66
*	Livewire Group Inc.	33,186	56
	Emerald Holding Inc.	13,113	55
*	Nerdy Inc.	54,497	53
	Arko Corp.	8,045	52
*	BARK Inc.	62,979	49
*	Pursuit Attractions & Hospitality Inc.	1,216	42
*	Travelzoo	5,956	38
	Playtika Holding Corp.	12,396	38
	Marine Products Corp.	4,653	35
	Krispy Kreme Inc.	9,010	34
	Entravision Communications Corp. Class A	10,269	32
*	MarineMax Inc.	932	28
*	Stitch Fix Inc. Class A	7,086	24
	CompX International Inc.	946	22
*	Boston Omaha Corp. Class A	1,502	19
*	Petco Health & Wellness Co. Inc.	5,728	15
*	Genesco Inc.	466	13
*	Reservoir Media Inc.	1,246	11
*	Golden Matrix Group Inc.	19,159	11
*	Bob's Discount Furniture Inc.	453	10
*	NextNRG Inc.	4,625	3
*	flyExclusive Inc.	1,045	2
			133,428
Consumer Staples (1.9%)
	Cal-Maine Foods Inc.	40,583	3,535
	Marzetti Co.	18,433	3,029
	WD-40 Co.	12,479	2,972
*	Vita Coco Co. Inc.	43,690	2,537
*	Chefs' Warehouse Inc.	33,445	2,388
	Turning Point Brands Inc.	14,102	1,932
*	Herbalife Ltd.	69,400	1,355
	J & J Snack Foods Corp.	14,219	1,238
	Energizer Holdings Inc.	45,012	972
*	Simply Good Foods Co.	54,545	931
*	National Beverage Corp.	21,936	797
	Tootsie Roll Industries Inc.	16,528	698
*	Guardian Pharmacy Services Inc. Class A	20,655	692
*	Vital Farms Inc.	31,763	670
*	Mama's Creations Inc.	33,618	576
*	SunOpta Inc.	87,238	565
	Oil-Dri Corp. of America	7,187	488
3

Russell 2000 Growth Index Fund
		Shares	Market Value• ($000)
	Calavo Growers Inc.	13,967	375
	John B Sanfilippo & Son Inc.	4,151	343
	Natural Grocers by Vitamin Cottage Inc.	11,613	314
*	Westrock Coffee Co.	33,926	150
*	Honest Co. Inc.	43,964	123
*	Nature's Sunshine Products Inc.	3,994	111
*	Lifeway Foods Inc.	4,855	108
*	Beauty Health Co.	86,867	90
*	Zevia PBC Class A	50,654	68
*	FitLife Brands Inc.	3,648	55
*	BRC Inc. Class A	84,088	53
[1]	Lifevantage Corp.	9,961	46
*,1	Forafric Global plc	4,398	42
*	Ispire Technology Inc.	17,225	40
*,1	Beyond Meat Inc.	29,471	28
*	Once Upon a Farm PBC	786	18
			27,339
Energy (3.8%)
*	Nextpower Inc. Class A	106,990	11,245
	Archrock Inc.	158,412	5,597
	Kodiak Gas Services Inc.	77,444	4,226
	Cactus Inc. Class A	62,817	3,392
*	Tidewater Inc.	42,660	3,388
*	Gulfport Energy Corp.	14,598	3,046
*	Oceaneering International Inc.	79,972	2,839
*	Centrus Energy Corp. Class A	11,981	2,427
	Delek US Holdings Inc.	54,733	2,086
	Solaris Energy Infrastructure Inc.	38,787	1,925
	Kinetik Holdings Inc.	29,298	1,333
	Core Natural Resources Inc.	16,176	1,328
*	American Superconductor Corp.	40,077	1,306
*	Comstock Resources Inc.	47,245	926
	Magnolia Oil & Gas Corp. Class A	33,206	924
*	Seadrill Ltd.	20,978	921
*	Fluence Energy Inc.	47,429	737
*	CVR Energy Inc.	28,362	685
*	NextDecade Corp.	124,282	670
*	Ramaco Resources Inc. Class A	38,010	575
*	Sable Offshore Corp.	69,704	575
*	Par Pacific Holdings Inc.	13,112	560
*	Alpha Metallurgical Resources Inc.	3,197	520
*	Hallador Energy Co.	26,410	480
	Atlas Energy Solutions Inc.	39,663	382
*	Helix Energy Solutions Group Inc.	30,687	282
*	REX American Resources Corp.	7,017	250
	Flowco Holdings Inc. Class A	10,205	230
*	Array Technologies Inc.	30,163	229
*	Calumet Inc.	7,166	193
	Energy Services of America Corp.	11,136	174
	World Kinect Corp.	6,081	152
*	National Energy Services Reunited Corp.	6,083	152
*	Shoals Technologies Group Inc. Class A	24,668	146
	Evolution Petroleum Corp.	25,915	116
	Natural Gas Services Group Inc.	2,536	97
	Riley Exploration Permian Inc.	2,272	66
*	Matrix Service Co.	5,746	63
	VAALCO Energy Inc.	11,800	61
	Select Water Solutions Inc.	4,423	60
*	Flotek Industries Inc.	3,675	56
*	EVgo Inc.	18,111	50
*	Solid Power Inc.	12,851	46
*	Empire Petroleum Corp. (XASE)	13,041	43
*	Infinity Natural Resources Inc. Class A	2,558	42
*	OPAL Fuels Inc. Class A	17,375	36
*	DMC Global Inc.	5,759	34
*	Kolibri Global Energy Inc.	5,818	22
*	Montauk Renewables Inc.	13,382	21
*	SunPower Inc.	13,270	17
*	PrimeEnergy Resources Corp.	73	15
4

Russell 2000 Growth Index Fund
		Shares	Market Value• ($000)
*	Solv Energy Inc. Class A	457	14
	Epsilon Energy Ltd.	1,586	8
*	ARKO Petroleum Corp.	387	7
*	Verde Clean Fuels Inc.	3,630	5
*	XCF Global Inc. Class A	12,335	3
			54,783
Financials (8.4%)
	FirstCash Holdings Inc.	36,323	7,003
*	Clearwater Analytics Holdings Inc. Class A	255,841	5,984
*	StoneX Group Inc.	44,904	5,725
	Piper Sandler Cos.	16,034	4,739
	Selective Insurance Group Inc.	49,200	4,135
	Moelis & Co. Class A	68,166	4,046
	ServisFirst Bancshares Inc.	47,282	3,830
	First Financial Bankshares Inc.	123,343	3,815
	BGC Group Inc. Class A	332,511	3,166
	PJT Partners Inc. Class A	21,061	3,110
*	Enova International Inc.	22,112	3,075
*	Palomar Holdings Inc.	24,161	2,989
*	Lemonade Inc.	55,447	2,869
	Victory Capital Holdings Inc. Class A	40,577	2,807
	StepStone Group Inc. Class A	63,869	2,755
*	Oscar Health Inc. Class A	181,281	2,473
*	Upstart Holdings Inc.	77,986	2,124
	Bank of Hawaii Corp.	27,811	2,107
*	Bancorp Inc.	38,828	2,038
	WisdomTree Inc.	113,431	1,941
	BancFirst Corp.	17,534	1,929
	Pathward Financial Inc.	20,845	1,893
*	Dave Inc.	9,506	1,837
	HCI Group Inc.	9,897	1,746
	First BanCorp (XNYS)	79,051	1,670
	Cohen & Steers Inc.	23,189	1,551
*	Skyward Specialty Insurance Group Inc.	32,802	1,524
*	Baldwin Insurance Group Inc.	65,302	1,517
	Marex Group plc	34,595	1,503
	Stock Yards Bancorp Inc.	22,658	1,453
	Valley National Bancorp	109,260	1,378
	Acadian Asset Management Inc.	24,607	1,325
	Artisan Partners Asset Management Inc. Class A	31,576	1,272
	Federal Agricultural Mortgage Corp. Class C	7,771	1,225
	Perella Weinberg Partners	57,015	1,055
	Glacier Bancorp Inc.	23,066	1,049
	Burford Capital Ltd.	117,124	989
	City Holding Co.	8,160	979
*	Goosehead Insurance Inc. Class A	17,141	929
*	Trupanion Inc.	34,073	904
*	Coastal Financial Corp.	11,819	877
	Old National Bancorp	37,475	866
	Patria Investments Ltd. Class A	60,465	793
	Lakeland Financial Corp.	12,694	737
	Apollo Commercial Real Estate Finance Inc.	63,692	675
	Esquire Financial Holdings Inc.	6,627	669
	UMB Financial Corp.	5,724	663
	Community Financial System Inc.	10,839	656
*	Root Inc. Class A	11,270	585
*	Axos Financial Inc.	6,451	560
*	Texas Capital Bancshares Inc.	5,692	542
	Nicolet Bankshares Inc.	3,474	531
*	Porch Group Inc.	64,068	526
*	Triumph Financial Inc.	9,375	524
	Live Oak Bancshares Inc.	14,072	510
	Two Harbors Investment Corp.	49,064	507
	GCM Grosvenor Inc. Class A	42,748	495
*	Miami International Holdings Inc.	11,489	489
*	Heritage Insurance Holdings Inc.	17,480	487
	Northeast Bank	4,052	449
	Ridgepost Capital Inc. Class A	53,077	428
*	Bowhead Specialty Holdings Inc.	16,295	413
5

Russell 2000 Growth Index Fund
		Shares	Market Value• ($000)
	Provident Financial Services Inc.	19,326	407
	International Bancshares Corp.	5,324	357
*	LendingTree Inc.	9,550	357
	Five Star Bancorp	9,106	354
	Metrocity Bankshares Inc.	10,692	300
	AMERISAFE Inc.	9,002	293
	Amerant Bancorp Inc.	13,331	285
	ConnectOne Bancorp Inc.	10,736	285
	Brookfield Business Corp. Class A	7,480	258
*	Hippo Holdings Inc.	8,759	252
	Northrim BanCorp Inc.	10,363	243
*	Kingsway Financial Services Inc.	19,554	239
	OppFi Inc.	24,409	224
	Dime Community Bancshares Inc.	6,554	212
	Peapack-Gladstone Financial Corp.	6,214	208
*	SiriusPoint Ltd.	9,711	205
*	Webull Corp.	32,639	190
	Universal Insurance Holdings Inc.	5,285	186
	Bank First Corp.	1,342	181
*	Slide Insurance Holdings Inc.	9,116	173
	Unity Bancorp Inc.	3,241	172
*	Bridgewater Bancshares Inc.	9,273	170
	Metropolitan Bank Holding Corp.	1,955	165
	Crawford & Co. Class A	15,072	162
	Kingstone Cos. Inc.	9,787	161
	WesBanco Inc.	4,627	161
*	Customers Bancorp Inc.	2,291	155
	Banc of California Inc.	7,578	140
	American Coastal Insurance Corp.	12,115	138
	NBT Bancorp Inc.	3,066	131
	Eagle Bancorp Inc.	5,119	130
	First Merchants Corp.	2,874	112
	Tiptree Inc.	6,292	107
	Orange County Bancorp Inc.	3,123	104
	Abacus Global Management Inc.	11,364	104
	SmartFinancial Inc.	2,359	92
	Greene County Bancorp Inc.	3,947	87
*	Finwise Bancorp	5,113	86
	First Financial Corp.	1,331	84
	Shore Bancshares Inc.	4,493	83
*	Selectquote Inc.	92,801	80
*	Carter Bankshares Inc.	3,768	79
*	Patriot National Bancorp Inc.	62,675	78
	Union Bankshares Inc.	3,211	75
*	First Western Financial Inc.	2,828	72
	First Internet Bancorp	3,525	71
	Capital Bancorp Inc.	2,412	71
	USCB Financial Holdings Inc.	3,757	71
	Origin Bancorp Inc.	1,678	70
	Hope Bancorp Inc.	6,093	69
	Community West Bancshares	2,848	66
	Diamond Hill Investment Group Inc.	377	65
	Northfield Bancorp Inc.	4,340	58
	California BanCorp	3,160	58
*	American Integrity Insurance Group Inc.	2,794	57
	Investors Title Co.	234	54
	West BanCorp. Inc.	2,117	52
	Bankwell Financial Group Inc.	1,053	49
*	Ategrity Specialty Holdings LLC	2,202	49
	First Community Corp.	1,653	48
	F&G Annuities & Life Inc.	2,108	48
	Peoples Financial Services Corp.	868	47
	Southern Missouri Bancorp Inc.	766	47
	Jefferson Capital Inc.	2,256	47
	Angel Oak Mortgage REIT Inc.	4,738	41
	Regional Management Corp.	1,258	40
	Hingham Institution for Savings	136	38
*	Columbia Financial Inc.	1,719	31
	PCB Bancorp	1,346	30
	Meridian Corp.	1,537	30
6

Russell 2000 Growth Index Fund
		Shares	Market Value• ($000)
*	Kestrel Group Ltd.	1,944	30
*	Bakkt Inc.	2,900	28
	Arrow Financial Corp.	805	27
	Value Line Inc.	676	25
	First Business Financial Services Inc.	400	22
	Linkbancorp Inc.	2,439	21
	Norwood Financial Corp.	675	20
	Princeton Bancorp Inc.	571	19
	Citizens Financial Services Inc.	286	17
*	Commercial Bancgroup Inc.	668	17
*	Strive Inc. Class A	1,927	15
*	ACRES Commercial Realty Corp.	731	14
	CoastalSouth Bancshares Inc.	571	14
	OP Bancorp	998	13
*	GBank Financial Holdings Inc.	445	13
	Bank7 Corp.	306	12
	First National Corp.	330	9
*	Innventure Inc.	3,240	9
*	Avidbank Holdings Inc.	296	9
*	Ethos Technologies Inc. Class A	761	9
	Richmond Mutual BanCorp. Inc.	567	8
	Eagle Financial Services Inc.	194	7
	MainStreet Bancshares Inc.	266	6
	Hanover Bancorp Inc.	268	6
*	Bitgo Holdings Inc. Class A	578	6
*	Siebert Financial Corp.	1,440	3
*	Fold Holdings Inc.	2,171	3
			121,267
Health Care (23.5%)
	Ensign Group Inc.	51,492	11,028
*	Guardant Health Inc.	111,338	10,455
*	Bridgebio Pharma Inc.	145,397	9,666
*	Arrowhead Pharmaceuticals Inc.	121,565	7,691
*	Madrigal Pharmaceuticals Inc.	17,042	7,362
*	Krystal Biotech Inc.	22,719	6,262
*	Glaukos Corp.	51,233	6,168
*	Axsome Therapeutics Inc.	37,603	6,163
*	HealthEquity Inc.	78,217	5,983
*	Protagonist Therapeutics Inc.	53,296	4,907
*	Option Care Health Inc.	146,461	4,754
*	Kymera Therapeutics Inc.	51,678	4,721
*	Nuvalent Inc. Class A	45,858	4,675
*	Cogent Biosciences Inc.	119,990	4,662
*	Lantheus Holdings Inc.	61,413	4,600
*	Rhythm Pharmaceuticals Inc.	48,463	4,494
*	TransMedics Group Inc.	30,767	4,469
*	BrightSpring Health Services Inc.	101,975	4,225
*	TG Therapeutics Inc.	133,046	4,003
*	PTC Therapeutics Inc.	57,880	3,947
*	Amicus Therapeutics Inc.	272,904	3,922
*	IRhythm Holdings Inc.	29,234	3,910
*	Merit Medical Systems Inc.	49,819	3,845
*	Crinetics Pharmaceuticals Inc.	89,595	3,682
*	Arcellx Inc.	31,389	3,572
*	RadNet Inc.	50,626	3,534
*	Mirum Pharmaceuticals Inc.	37,563	3,467
*	Alkermes plc	111,419	3,354
*	ADMA Biologics Inc.	212,418	3,307
*	Celcuity Inc.	27,991	3,127
*	Indivior Pharmaceuticals Inc.	94,499	3,092
*	Scholar Rock Holding Corp.	69,273	3,067
*	Xenon Pharmaceuticals Inc.	69,616	3,010
*	CG oncology Inc.	51,158	3,008
*	Alignment Healthcare Inc.	155,502	2,989
*	Brookdale Senior Living Inc.	188,752	2,888
*	ACADIA Pharmaceuticals Inc.	114,062	2,801
*	Haemonetics Corp.	44,175	2,797
*	Integer Holdings Corp.	31,596	2,739
*	Hims & Hers Health Inc.	187,908	2,728
7

Russell 2000 Growth Index Fund
		Shares	Market Value• ($000)
*	Arcutis Biotherapeutics Inc.	100,909	2,722
*	Tarsus Pharmaceuticals Inc.	35,908	2,712
*	Veracyte Inc.	71,847	2,629
*	Twist Bioscience Corp.	54,801	2,571
*	Privia Health Group Inc.	106,646	2,533
*	ICU Medical Inc.	16,627	2,504
*	Beam Therapeutics Inc.	87,608	2,493
*	Apogee Therapeutics Inc.	35,309	2,472
*	Catalyst Pharmaceuticals Inc.	106,103	2,449
	Concentra Group Holdings Parent Inc.	100,706	2,413
*	Warby Parker Inc. Class A	90,106	2,254
*	Adaptive Biotechnologies Corp.	137,030	2,195
*	Waystar Holding Corp.	85,385	2,190
*,1	ImmunityBio Inc.	223,032	2,181
*	Travere Therapeutics Inc.	70,873	2,111
*	Vera Therapeutics Inc.	50,974	2,079
	LeMaitre Vascular Inc.	19,114	2,068
*	Edgewise Therapeutics Inc.	61,818	1,882
*	Immunome Inc.	85,840	1,876
*	Liquidia Corp.	58,873	1,826
*	Spyre Therapeutics Inc.	42,335	1,821
*	Immunovant Inc.	64,107	1,778
*	Viridian Therapeutics Inc.	58,070	1,706
*	BioCryst Pharmaceuticals Inc.	192,064	1,681
*	Soleno Therapeutics Inc.	42,824	1,673
*	Amneal Pharmaceuticals Inc.	120,277	1,661
*	Vericel Corp.	46,183	1,648
*	Syndax Pharmaceuticals Inc.	72,922	1,583
*	Tandem Diabetes Care Inc.	62,042	1,570
*	Harrow Inc.	28,935	1,568
*	Aurinia Pharmaceuticals Inc.	109,505	1,552
*	Disc Medicine Inc.	22,879	1,524
*	Ocular Therapeutix Inc.	170,051	1,520
*	Stoke Therapeutics Inc.	41,141	1,498
*	Alphatec Holdings Inc.	107,385	1,463
*	UFP Technologies Inc.	6,899	1,453
*	Ardelyx Inc.	219,312	1,436
*	GeneDx Holdings Corp.	17,455	1,391
*	AtriCure Inc.	44,375	1,387
*	CorVel Corp.	26,706	1,377
*	PACS Group Inc.	37,628	1,374
*	WaVe Life Sciences Ltd.	94,017	1,310
*	Axogen Inc.	40,750	1,293
*	Recursion Pharmaceuticals Inc. Class A	348,695	1,280
*	Novocure Ltd.	93,075	1,272
*	Mineralys Therapeutics Inc.	42,931	1,256
*	ANI Pharmaceuticals Inc.	16,676	1,232
*	Progyny Inc.	68,883	1,219
*	Artivion Inc.	31,388	1,208
*	Collegium Pharmaceutical Inc.	28,778	1,199
*	Innoviva Inc.	50,593	1,162
*	Novavax Inc.	112,926	1,145
*	Harmony Biosciences Holdings Inc.	40,119	1,145
*	PROCEPT BioRobotics Corp.	48,877	1,109
*	Arcus Biosciences Inc.	53,049	1,081
*	Enliven Therapeutics Inc.	36,056	1,071
*	Zymeworks Inc.	45,677	1,064
*	Pennant Group Inc.	31,005	1,045
	Phibro Animal Health Corp. Class A	18,724	1,022
*	Trevi Therapeutics Inc.	83,268	993
*	Biohaven Ltd.	85,670	987
*	Capricor Therapeutics Inc.	35,294	986
*	Corvus Pharmaceuticals Inc.	52,412	957
*	Amylyx Pharmaceuticals Inc.	63,001	956
*	AnaptysBio Inc.	16,919	931
*	Taysha Gene Therapies Inc.	202,506	917
*	BioLife Solutions Inc.	37,634	911
*	MannKind Corp.	277,656	911
*	CareDx Inc.	47,738	896
*	Xeris Biopharma Holdings Inc.	140,738	861
8

Russell 2000 Growth Index Fund
		Shares	Market Value• ($000)
*	Geron Corp. (XNGS)	500,399	841
*	Palvella Therapeutics Inc.	6,197	837
*	Addus HomeCare Corp.	8,062	835
*	STAAR Surgical Co.	39,285	782
*	Clover Health Investments Corp.	374,019	782
*	Savara Inc.	129,774	781
	iRadimed Corp.	7,444	771
*	Astrana Health Inc.	37,369	760
*	Cytokinetics Inc.	11,866	738
	US Physical Therapy Inc.	8,371	694
*	Butterfly Network Inc.	179,886	682
*	Phreesia Inc.	52,440	647
*	Omeros Corp.	53,456	644
*	Talkspace Inc.	132,570	639
*	Healthcare Services Group Inc.	29,159	635
*	ArriVent Biopharma Inc.	26,997	620
*	LifeStance Health Group Inc.	84,517	612
*	QuidelOrtho Corp.	26,862	611
*	Arbutus Biopharma Corp.	130,888	610
*	10X Genomics Inc. Class A	26,374	608
*	Praxis Precision Medicines Inc.	1,806	608
*	UroGen Pharma Ltd.	27,720	602
*	Precigen Inc.	154,528	586
*	KalVista Pharmaceuticals Inc.	35,056	571
*	Prestige Consumer Healthcare Inc.	8,236	571
*	Dyne Therapeutics Inc.	36,264	566
*	Rigel Pharmaceuticals Inc.	16,146	561
*,1	SELLAS Life Sciences Group Inc.	113,447	559
*	SI-BONE Inc.	35,208	546
*	Sionna Therapeutics Inc.	14,694	537
*	MiMedx Group Inc.	108,316	530
*	Theravance Biopharma Inc.	27,726	506
*	ARS Pharmaceuticals Inc.	54,294	504
*,1	CorMedix Inc.	68,050	485
*	Definium Therapeutics Inc.	26,918	470
*	Ironwood Pharmaceuticals Inc.	134,563	460
*	Zevra Therapeutics Inc.	51,236	458
*	Ceribell Inc.	24,396	455
*	Cerus Corp.	167,888	430
*	Ligand Pharmaceuticals Inc.	2,044	405
*	Eton Pharmaceuticals Inc.	23,433	398
*	Beta Bionics Inc.	31,152	393
*,1	Bright Minds Biosciences Inc.	4,631	388
*	Bioventus Inc. Class A	42,053	369
*	Kestra Medical Technologies Ltd.	15,779	367
*	Compass Therapeutics Inc.	63,838	361
*	Aveanna Healthcare Holdings Inc.	48,232	355
*	Altimmune Inc.	81,151	350
*,1	Nutex Health Inc.	3,145	347
*	NeuroPace Inc.	23,283	339
*	Anavex Life Sciences Corp.	76,349	338
*	ADC Therapeutics SA	78,990	324
*,1	Pulse Biosciences Inc.	16,199	303
*	ClearPoint Neuro Inc.	24,049	302
*	Absci Corp.	98,532	270
*	Viemed Healthcare Inc.	30,932	269
*	Community Health Systems Inc.	74,625	258
*,1	Diamedica Therapeutics Inc.	31,181	248
*	Niagen Bioscience Inc.	48,574	245
*	Esperion Therapeutics Inc.	72,536	243
*	Delcath Systems Inc.	27,231	242
*	RxSight Inc.	31,831	238
*	MeiraGTx Holdings plc	30,847	233
*	ORIC Pharmaceuticals Inc.	17,167	231
*	Monopar Therapeutics Inc.	4,194	230
*	Supernus Pharmaceuticals Inc.	4,146	227
*	LB Pharmaceuticals Inc.	9,257	222
*	Aldeyra Therapeutics Inc.	40,187	219
*	HeartFlow Inc.	9,355	217
*	Anteris Technologies Global Corp.	31,578	206
9

Russell 2000 Growth Index Fund
		Shares	Market Value• ($000)
*	Evolus Inc.	47,454	204
*	Rezolute Inc.	62,957	202
*	Organogenesis Holdings Inc.	62,373	200
*	LENZ Therapeutics Inc.	14,670	198
*	Sight Sciences Inc.	37,949	196
	HealthStream Inc.	9,080	193
*	Abeona Therapeutics Inc.	37,614	193
	SIGA Technologies Inc.	29,671	192
*	KORU Medical Systems Inc.	40,025	191
*,1	Candel Therapeutics Inc.	36,309	191
*	Protalix BioTherapeutics Inc.	65,704	189
*	Oncology Institute Inc.	62,502	181
*	TruBridge Inc.	9,103	176
*	Janux Therapeutics Inc.	12,880	175
*	agilon health Inc.	285,584	168
*	SANUWAVE Health Inc.	6,901	168
*	Teladoc Health Inc.	31,834	167
*,1	Greenwich Lifesciences Inc.	5,830	162
*	Verastem Inc.	27,482	157
*	XOMA Royalty Corp.	6,055	155
*	Denali Therapeutics Inc.	7,253	154
*	Electromed Inc.	6,229	148
*	Benitec Biopharma Inc.	13,480	147
	National Research Corp.	10,807	145
*	Atrium Therapeutics Inc.	9,742	144
*,1	MediWound Ltd.	8,210	142
*	MapLight Therapeutics Inc.	8,133	140
*	908 Devices Inc.	19,734	136
*	Lifecore Biomedical Inc.	18,757	135
*	Aquestive Therapeutics Inc.	32,311	129
*	Nuvectis Pharma Inc.	14,049	124
*	Phathom Pharmaceuticals Inc.	9,767	123
*	CVRx Inc.	15,018	123
*	Foghorn Therapeutics Inc.	21,269	121
*	Sonida Senior Living Inc.	3,268	117
*	Evolent Health Inc. Class A	35,531	115
*	Joint Corp.	12,710	112
*	OptimizeRx Corp.	14,672	111
*	Stereotaxis Inc.	51,319	111
*	NeoGenomics Inc.	11,065	109
*	Journey Medical Corp.	13,220	108
*	Dianthus Therapeutics Inc.	1,942	107
*	LENSAR Inc.	8,863	106
*	Nuvation Bio Inc.	17,033	101
*	AngioDynamics Inc.	8,087	93
*	Claritev Corp.	6,885	93
*	Pro-Dex Inc.	1,993	88
*,1	Gyre Therapeutics Inc.	10,709	88
*	RCM Technologies Inc.	4,614	87
*	Arvinas Inc.	6,264	83
*	Treace Medical Concepts Inc.	43,982	82
*	Aardvark Therapeutics Inc.	6,515	81
*,1	aTyr Pharma Inc.	83,377	80
*	Aura Biosciences Inc.	13,532	80
*	Pacira BioSciences Inc.	3,510	77
*	Arcturus Therapeutics Holdings Inc.	9,149	75
*	Gossamer Bio Inc.	174,868	74
*	OrthoPediatrics Corp.	3,817	73
*	Sana Biotechnology Inc.	16,992	72
*	Codexis Inc.	68,378	69
*	Innovage Holding Corp.	7,461	67
*	LifeMD Inc.	24,683	66
	Embecta Corp.	6,393	66
*	Omada Health Inc.	5,381	66
*	Carlsmed Inc.	4,300	63
*	Maze Therapeutics Inc.	1,359	62
*	Rocket Pharmaceuticals Inc.	11,929	60
*	Sanara Medtech Inc.	2,857	58
*,1	Avita Medical Inc.	11,040	56
*	Pulmonx Corp.	35,234	56
10

Russell 2000 Growth Index Fund
		Shares	Market Value• ($000)
*	Coherus Oncology Inc.	31,595	53
*,1	Cardiff Oncology Inc.	27,471	53
*	Accuray Inc.	89,392	52
*	TuHURA Biosciences Inc.	30,882	52
*	Amphastar Pharmaceuticals Inc.	2,433	49
*	Fennec Pharmaceuticals Inc.	5,816	49
*	Lucid Diagnostics Inc.	34,211	49
*	Neuronetics Inc.	34,207	46
*,1	Tectonic Therapeutic Inc.	1,761	41
*	Shoulder Innovations Inc.	3,026	41
*,1	Humacyte Inc.	34,889	39
*	Day One Biopharmaceuticals Inc.	3,369	36
*	Akebia Therapeutics Inc.	26,108	34
*	Nano-X Imaging Ltd.	14,379	34
*	TriSalus Life Sciences Inc.	6,471	33
*	Actuate Therapeutics Inc.	8,581	32
*	Bicara Therapeutics Inc.	1,872	31
*	Prothena Corp. plc	3,377	29
*	Lumexa Imaging Holdings Inc.	1,974	28
*	Fulcrum Therapeutics Inc.	3,032	25
*	OmniAb Inc.	14,678	25
*	Evommune Inc.	976	25
*	Quanterix Corp.	3,727	24
*	Inmune Bio Inc.	18,944	24
*	Myomo Inc.	30,748	24
*	Alpha Teknova Inc.	9,280	24
*	Heron Therapeutics Inc.	17,927	21
*	Outset Medical Inc.	6,035	21
*	CapsoVision Inc.	3,481	19
*,1,2	Tobira Therapeutics Inc. CVR	3,989	18
*	AirSculpt Technologies Inc.	11,310	18
*	VeraDermics Inc.	385	18
*	Biote Corp. Class A	8,160	17
*	Ginkgo Bioworks Holdings Inc.	2,349	16
*	Eikon Therapeutics Inc.	1,156	16
*	Alector Inc.	5,933	14
*	Ardent Health Inc.	1,516	14
*,2	Inhibrx Inc. CVR	20,465	13
*	Atlantic International Corp.	2,936	9
*	SpyGlass Pharma Inc.	320	9
*	Eledon Pharmaceuticals Inc.	3,038	8
*	Cartesian Therapeutics Inc. (XNMS)	1,051	8
*	Aktis Oncology Inc.	385	8
*	Inhibikase Therapeutics Inc.	3,624	7
*,1	Picard Medical Inc.	4,762	5
*	Tevogen Bio Holdings Inc.	15,345	4
*	Tvardi Therapeutics Inc.	451	2
*,2	Prevail Therapeutics CVR	58	—
*,2	OmniAb Inc. 12.5 Earnout	532	—
*,2	OmniAb Inc. 15 Earnout	532	—
			338,386
Industrials (26.2%)
*	Bloom Energy Corp. Class A	200,418	31,199
*	Kratos Defense & Security Solutions Inc.	159,327	13,731
*	Sterling Infrastructure Inc.	27,345	11,707
*	Modine Manufacturing Co.	48,042	10,918
*	Dycom Industries Inc.	25,698	10,794
*	SPX Technologies Inc.	44,207	10,032
*	AeroVironment Inc.	34,667	8,745
	Moog Inc. Class A	25,788	8,702
*	Chart Industries Inc.	41,477	8,598
	Watts Water Technologies Inc. Class A	25,189	8,281
	Zurn Elkay Water Solutions Corp.	137,844	7,027
	Primoris Services Corp.	46,416	6,996
	Installed Building Products Inc.	21,264	6,969
	ESCO Technologies Inc.	23,833	6,609
	Federal Signal Corp.	55,071	6,412
*	Construction Partners Inc. Class A	43,015	5,780
	Argan Inc.	12,306	5,553
11

Russell 2000 Growth Index Fund
		Shares	Market Value• ($000)
*	Planet Labs PBC	218,360	5,271
	Belden Inc.	35,892	5,143
	VSE Corp.	21,261	4,828
*	Joby Aviation Inc.	472,230	4,751
*	Mirion Technologies Inc.	219,727	4,748
*	Knife River Corp.	52,417	4,664
	Granite Construction Inc.	34,572	4,649
	Powell Industries Inc.	8,757	4,585
	Brink's Co.	38,595	4,507
	CSW Industrials Inc.	14,936	4,396
	Mueller Water Products Inc. Class A	143,010	4,280
*	Vicor Corp.	21,071	4,244
*	OSI Systems Inc.	14,864	4,239
	Herc Holdings Inc.	29,949	4,187
	Badger Meter Inc.	27,199	4,146
*	Archer Aviation Inc. Class A	578,258	4,117
*	IES Holdings Inc.	8,279	4,101
	Maximus Inc.	51,849	3,920
*	StoneCo. Ltd. Class A	230,270	3,869
*	MYR Group Inc.	14,131	3,815
*	ACI Worldwide Inc.	94,814	3,762
	AZZ Inc.	27,211	3,700
	Patrick Industries Inc.	29,786	3,687
	Kadant Inc.	10,789	3,659
	JBT Marel Corp.	23,096	3,557
	Franklin Electric Co. Inc.	35,585	3,545
	Exponent Inc.	46,605	3,392
	Terex Corp.	43,634	3,002
	Griffon Corp.	35,182	2,999
*	NCR Atleos Corp.	67,119	2,972
*	Remitly Global Inc.	154,841	2,586
*	Verra Mobility Corp.	146,492	2,448
	Standex International Corp.	8,983	2,354
*	Centuri Holdings Inc.	71,775	2,225
*	Huron Consulting Group Inc.	15,602	2,206
*	Astronics Corp.	25,717	2,073
	Enerpac Tool Group Corp.	48,667	1,986
*	Itron Inc.	20,198	1,898
	McGrath RentCorp.	17,070	1,894
*	GEO Group Inc.	124,121	1,867
*	Blue Bird Corp.	29,062	1,693
	EVERTEC Inc.	58,947	1,669
*	DXP Enterprises Inc.	11,905	1,648
*	CECO Environmental Corp.	27,020	1,633
*	Eos Energy Enterprises Inc.	283,089	1,612
*	Upwork Inc.	112,510	1,510
	Napco Security Technologies Inc.	31,653	1,475
	Korn Ferry	22,014	1,380
	Lindsay Corp.	9,969	1,343
	Arcosa Inc.	12,487	1,342
*	CBIZ Inc.	45,163	1,293
	Gorman-Rupp Co.	19,154	1,230
*	Flywire Corp.	97,364	1,199
	Trinity Industries Inc.	34,433	1,177
	Cadre Holdings Inc.	26,108	1,159
	Tecnoglass Inc.	24,841	1,132
	United States Lime & Minerals Inc.	9,905	1,131
*	Legence Corp. Class A	19,227	1,116
*	Payoneer Global Inc.	255,260	1,103
*	Amprius Technologies Inc.	101,250	1,086
	PagSeguro Digital Ltd. Class A	101,862	1,081
	GPGI Inc. Class A	47,157	1,059
*	AAR Corp.	8,974	1,051
	TriNet Group Inc.	27,428	1,044
	CRA International Inc.	5,863	1,012
*	Sezzle Inc.	13,568	990
*	Mercury Systems Inc.	10,999	979
*	Limbach Holdings Inc.	9,723	889
*	Donnelley Financial Solutions Inc.	16,893	841
	Douglas Dynamics Inc.	17,911	822
12

Russell 2000 Growth Index Fund
		Shares	Market Value• ($000)
*	Legalzoom.com Inc.	116,326	818
*	Willdan Group Inc.	8,791	784
*	Graham Corp.	9,513	773
*,1	PureCycle Technologies Inc.	119,038	751
*	Evolv Technologies Holdings Inc.	140,159	743
	Insperity Inc.	33,069	734
*	Enovix Corp.	131,691	694
	Enpro Inc.	2,479	641
	Barrett Business Services Inc.	22,787	633
	Alamo Group Inc.	2,913	622
*	Redwire Corp.	67,099	609
*	Power Solutions International Inc.	7,203	601
*	Marqeta Inc. Class A	153,130	588
	FTAI Infrastructure Inc.	100,843	585
	Pitney Bowes Inc.	54,338	583
*	First Advantage Corp.	49,415	569
*	BlackSky Technology Inc.	28,508	537
*	Cantaloupe Inc.	51,188	534
*	Pagaya Technologies Ltd. Class A	46,573	521
*	Energy Recovery Inc.	47,369	494
	Albany International Corp. Class A	8,192	472
	GATX Corp.	2,546	469
	Mesa Laboratories Inc.	4,785	462
*	O-I Glass Inc.	34,459	462
	Cass Information Systems Inc.	9,547	424
*	Bowman Consulting Group Ltd.	12,211	410
	LSI Industries Inc.	18,913	409
*	TIC Solutions Inc.	42,787	405
*	Titan America SA	22,214	403
*	International Money Express Inc.	25,345	400
	Kforce Inc.	13,785	372
	Insteel Industries Inc.	9,419	351
*	Richtech Robotics Inc. Class B	140,498	350
*	Transcat Inc.	4,272	333
	EnerSys	1,926	320
*	Janus International Group Inc.	45,814	319
*	Lightbridge Corp.	24,565	318
*	Frequency Electronics Inc.	6,037	303
	Werner Enterprises Inc.	8,557	300
*	CoreCivic Inc.	15,119	267
*	IBEX Holdings Ltd.	9,140	264
*	Eve Holding Inc.	87,820	263
*	Microvast Holdings Inc.	115,663	259
*	Resolute Holdings Management Inc.	1,501	253
*	Cimpress plc	3,407	249
*	Voyager Technologies Inc. Class A	9,194	245
*	Distribution Solutions Group Inc.	8,117	243
*	Firefly Aerospace Inc.	12,426	239
	Park Aerospace Corp.	8,658	229
*	Spire Global Inc.	24,983	221
*	Byrna Technologies Inc.	16,440	210
*	Alliance Laundry Holdings Inc.	9,169	206
	Otter Tail Corp.	2,402	204
*	TSS Inc.	19,243	199
	Karat Packaging Inc.	7,926	195
*	Thermon Group Holdings Inc.	3,801	193
*	Forward Air Corp.	7,383	187
*	Satellogic Inc. Class A	60,567	182
*	Sky Harbour Group Corp.	19,251	169
	Ardagh Metal Packaging SA	33,168	161
*	RXO Inc.	9,037	144
*	M-Tron Industries Inc.	2,223	141
*	Priority Technology Holdings Inc.	24,940	138
	Quad / Graphics Inc.	18,751	130
*	SKYX Platforms Corp.	65,456	126
*	V2X Inc.	1,667	116
*	Paysign Inc.	32,344	115
*	Franklin Covey Co.	8,742	114
*	FLEX LNG Ltd.	4,174	114
	Myers Industries Inc.	4,928	110
13

Russell 2000 Growth Index Fund
		Shares	Market Value• ($000)
*	ZipRecruiter Inc. Class A	57,157	103
*	Smith-Midland Corp.	2,556	98
*	Intuitive Machines Inc.	5,918	98
*	Orion Group Holdings Inc.	6,489	89
	Covenant Logistics Group Inc.	2,949	87
*	CryoPort Inc.	10,183	86
*	CPI Card Group Inc.	5,558	68
*	SoundThinking Inc.	9,048	66
	Allient Inc.	878	58
*	Forgent Power Solutions Inc.	1,690	58
	Information Services Group Inc.	11,939	57
*	AIRO Group Holdings Inc.	5,466	54
	Willis Lease Finance Corp.	253	52
	Preformed Line Products Co.	178	45
*	I3 Verticals Inc. Class A	1,579	35
	Aebi Schmidt Holding AG	2,353	34
*	Mayville Engineering Co. Inc.	1,339	28
*	Andersen Group Inc. Class A	1,184	27
	Alta Equipment Group Inc.	3,262	22
*	EquipmentShare.com Inc. Class A	773	22
*	Beta Technologies Inc. Class A	777	15
*	Atlanticus Holdings Corp.	254	13
*	Costamare Bulkers Holdings Ltd.	614	12
*	York Space Systems Inc.	335	9
*	Concrete Pumping Holdings Inc.	1,028	7
	HireQuest Inc.	493	6
			376,255
Other (0.0%)[3]
*,2	Aduro Biotech Inc. CVR	9,451	2
*,1,2	GTX Inc. CVR	530	—
			2
Real Estate (2.2%)
	Ryman Hospitality Properties Inc.	56,631	5,592
*	Compass Inc. Class A	449,879	4,386
	Outfront Media Inc.	135,605	3,907
	Tanger Inc.	92,607	3,432
	American Healthcare REIT Inc.	54,895	2,868
	St. Joe Co.	34,905	2,519
	UMH Properties Inc.	73,487	1,108
	DiamondRock Hospitality Co.	109,316	1,097
	CareTrust REIT Inc.	20,426	830
	National Health Investors Inc.	9,766	821
	Phillips Edison & Co. Inc.	20,909	821
	eXp World Holdings Inc.	80,566	562
	CBL & Associates Properties Inc.	12,618	477
	Alexander's Inc.	1,957	459
	Universal Health Realty Income Trust	10,365	452
	NETSTREIT Corp.	19,053	396
	Saul Centers Inc.	10,216	348
*	Real Brokerage Inc.	121,139	321
	Xenia Hotels & Resorts Inc.	12,915	197
	NexPoint Residential Trust Inc.	6,684	188
	Sunstone Hotel Investors Inc.	11,491	107
	Gladstone Commercial Corp.	8,049	100
*	Maui Land & Pineapple Co. Inc.	6,051	100
	Strawberry Fields REIT Inc.	6,162	79
	Clipper Realty Inc.	861	3
			31,170
Technology (16.4%)
*	Fabrinet	33,117	18,070
*	Credo Technology Group Holding Ltd.	140,629	15,788
*	IonQ Inc.	310,166	11,901
	Advanced Energy Industries Inc.	34,557	11,596
*	Rambus Inc.	98,907	9,857
*	SiTime Corp.	19,747	7,857
*	Semtech Corp.	79,905	7,209
*	Silicon Laboratories Inc.	29,881	6,112
*	D-Wave Quantum Inc.	292,890	5,501
*	FormFactor Inc.	53,366	5,277
14

Russell 2000 Growth Index Fund
		Shares	Market Value• ($000)
*	Rigetti Computing Inc.	292,966	5,103
*	Applied Digital Corp.	165,480	4,513
*	Novanta Inc.	33,083	4,447
*	Plexus Corp.	22,894	4,444
*	Terawulf Inc.	262,703	4,261
	Clear Secure Inc. Class A	79,212	3,853
*	Core Scientific Inc.	221,250	3,755
*	DigitalOcean Holdings Inc.	62,676	3,514
*	Commvault Systems Inc.	40,980	3,487
*	Sanmina Corp.	21,432	3,328
*	Qualys Inc.	33,487	3,097
*	Impinj Inc.	24,716	3,032
*,1	SoundHound AI Inc. Class A	343,842	2,957
*	Zeta Global Holdings Corp. Class A	172,822	2,929
*	Workiva Inc.	46,091	2,838
*	Q2 Holdings Inc.	57,054	2,745
*	Varonis Systems Inc.	106,424	2,458
	Power Integrations Inc.	51,234	2,455
*	Box Inc. Class A	100,199	2,360
*	Cargurus Inc.	75,463	2,317
*	Ambarella Inc.	37,348	2,254
*	Tenable Holdings Inc.	111,443	2,143
*	Alarm.com Holdings Inc.	43,674	2,090
*	SPS Commerce Inc.	34,962	1,976
	Kulicke & Soffa Industries Inc.	27,175	1,895
	CSG Systems International Inc.	22,783	1,820
	Adeia Inc.	87,337	1,807
*	Magnite Inc.	128,461	1,750
*	Agilysys Inc.	23,750	1,714
*	Diebold Nixdorf Inc.	21,333	1,707
*	BlackLine Inc.	47,663	1,680
*	Progress Software Corp.	39,302	1,646
*	Xometry Inc. Class A	39,871	1,635
*	LiveRamp Holdings Inc.	59,330	1,612
*,1	Quantum Computing Inc.	184,310	1,550
*	Braze Inc. Class A	78,073	1,483
*	AvePoint Inc.	134,825	1,453
*	Freshworks Inc. Class A	183,749	1,437
*	NextNav Inc.	86,906	1,398
*	Blackbaud Inc.	28,274	1,372
*	Innodata Inc.	28,211	1,246
*	Yelp Inc.	55,568	1,239
*	Five9 Inc.	70,999	1,238
*,2	Sapiens International Corp. NV	27,633	1,202
*	Intapp Inc.	52,231	1,172
	A10 Networks Inc.	55,899	1,077
*	Alkami Technology Inc.	63,255	1,047
*	Life360 Inc.	18,824	991
*	PDF Solutions Inc.	29,268	989
*	Appian Corp. Class A	35,974	959
*	Ouster Inc.	49,906	946
*	Vertex Inc. Class A	64,026	927
*	C3.ai Inc. Class A	115,027	914
*	SkyWater Technology Inc.	27,850	820
*	Aehr Test Systems	20,896	782
*	Insight Enterprises Inc.	9,103	761
*	Bitdeer Technologies Group Class A	90,408	696
*	Schrodinger Inc.	51,591	622
*	Amplitude Inc. Class A	84,188	615
*	Sprinklr Inc. Class A	103,058	600
*	PagerDuty Inc.	81,911	578
*	Asana Inc. Class A	79,407	564
*	SEMrush Holdings Inc. Class A	46,858	554
*	Yext Inc.	92,961	528
*,1	Serve Robotics Inc.	51,016	510
*	Aeva Technologies Inc.	34,380	456
*	Red Violet Inc.	10,291	446
*	NerdWallet Inc. Class A	39,070	424
*	EverQuote Inc. Class A	26,718	422
*	CEVA Inc.	18,813	392
15

Russell 2000 Growth Index Fund
		Shares	Market Value• ($000)
*,1	Rezolve AI plc	164,065	382
*	BigBear.ai Holdings Inc.	93,049	369
*	Rapid7 Inc.	58,533	364
*	Kopin Corp.	164,143	363
*	PAR Technology Corp.	21,425	351
*	Grindr Inc.	29,966	341
	Climb Global Solutions Inc.	3,546	336
*	Grid Dynamics Holdings Inc.	49,211	332
*	Ibotta Inc. Class A	12,692	317
*	Sprout Social Inc. Class A	48,148	311
	NVE Corp.	4,459	307
*	Mediaalpha Inc. Class A	30,735	306
*	Blend Labs Inc. Class A	180,822	304
*	Groupon Inc.	23,282	294
	Hackett Group Inc.	21,110	288
*	Weave Communications Inc.	55,429	279
*	Navan Inc. Class A	27,558	268
*	Digital Turbine Inc.	65,225	265
*	Synaptics Inc.	3,129	255
*	indie Semiconductor Inc. Class A	69,282	254
*	Navitas Semiconductor Corp.	24,601	221
	CTS Corp.	3,693	194
*	Simulations Plus Inc.	15,513	190
*	Backblaze Inc. Class A	49,833	187
*	Ultra Clean Holdings Inc.	2,903	176
*	Axcelis Technologies Inc.	2,119	175
*	VTEX Class A	50,734	174
*	MaxLinear Inc.	9,947	173
*	Commerce.com Inc.	61,621	171
*	Daktronics Inc.	6,264	162
*	nLight Inc.	2,717	153
*,1	EverCommerce Inc.	13,284	153
*,1	Atomera Inc.	27,602	139
*	Viant Technology Inc. Class A	13,631	138
*	MicroVision Inc.	174,412	136
*	Via Transportation Inc. Class A	7,577	130
*,1	Rumble Inc.	23,145	125
*	Mitek Systems Inc.	8,468	123
*	Kaltura Inc.	84,418	117
*	Unisys Corp.	47,859	116
*,1	Whitefiber Inc.	6,423	108
*	KULR Technology Group Inc.	36,728	103
*	Domo Inc. Class B	26,196	94
*	eGain Corp.	10,110	94
	ReposiTrak Inc.	10,593	92
*	Cerence Inc.	11,542	91
*	Bandwidth Inc. Class A	5,959	88
*	Ambiq Micro Inc.	2,807	86
*	Digimarc Corp.	14,312	63
*	WM Technology Inc.	82,502	55
*	CS Disco Inc.	15,873	52
*	Blaize Holdings Inc.	44,203	52
*	AudioEye Inc.	7,524	51
	CSP Inc.	5,593	50
	OneSpan Inc.	4,278	47
*	Airship AI Holdings Inc.	17,374	47
*	Arteris Inc.	2,473	42
*,1	Rackspace Technology Inc.	19,903	39
*	Arena Group Holdings Inc.	12,145	35
*	Expensify Inc. Class A	30,226	29
*	Rimini Street Inc.	6,970	26
*	Aeluma Inc.	1,593	25
*	Bumble Inc. Class A	7,997	24
*	Tucows Inc. Class A	954	17
*	Neonode Inc.	8,801	16
*	Vivid Seats Inc. Class A	2,007	12
*	Chaince Digital Holdings Inc.	1,791	11
*	TechTarget Inc.	2,454	9
16

Russell 2000 Growth Index Fund
		Shares	Market Value• ($000)
*	Zspace Inc.	2,085	1
			236,098
Telecommunications (2.6%)
	InterDigital Inc.	23,744	8,703
*	Viavi Solutions Inc.	202,876	6,027
*	Lumen Technologies Inc.	772,798	5,495
*	Applied Optoelectronics Inc.	43,975	3,704
*	Globalstar Inc.	45,992	2,864
*	Calix Inc.	55,288	2,862
*	Vistance Networks Inc.	123,388	2,168
*	Extreme Networks Inc.	121,065	1,692
	Cogent Communications Holdings Inc.	44,723	839
*	ADTRAN Holdings Inc.	68,088	695
	IDT Corp. Class B	11,470	584
*	Anterix Inc.	10,416	384
*	fuboTV Inc. Class A	305,926	358
*	Gogo Inc.	72,073	305
*	Ooma Inc.	22,880	283
*	Harmonic Inc.	26,032	277
*	BK Technologies Corp.	2,609	227
*	Clearfield Inc.	4,632	146
*	Crexendo Inc.	15,704	92
*	Optimum Communications Inc. Class A	37,075	53
*	Inseego Corp.	2,197	27
			37,785
Utilities (1.0%)
*	Casella Waste Systems Inc. Class A	57,648	5,371
	American States Water Co.	23,119	1,723
*	NuScale Power Corp.	116,305	1,495
*	Oklo Inc.	23,343	1,469
	MGE Energy Inc.	17,649	1,448
	Chesapeake Utilities Corp.	7,216	981
*,1	NANO Nuclear Energy Inc.	34,520	918
*	Cadiz Inc.	50,692	264
	Consolidated Water Co. Ltd.	4,266	161
	Middlesex Water Co.	2,594	140
	Global Water Resources Inc.	11,370	104
	York Water Co.	2,082	68
*	Perma-Fix Environmental Services Inc.	2,495	34
	Genie Energy Ltd. Class B	1,981	29
	RGC Resources Inc.	546	12
			14,217
Total Common Stocks (Cost $1,015,311)			1,430,250
Rights (0.0%)
*,1	Empire Petroleum Corp. (Cost $—)	13,143	1
Warrants (0.0%)
*,1	Pulse Biosciences Inc. Exp. 6/27/2029 (Cost $—)	401	3
Temporary Cash Investments (1.0%)
Money Market Fund (1.0%)
[4,5]	Vanguard Market Liquidity Fund, 3.693% (Cost $13,923)	139,278	13,926
Total Investments (100.4%) (Cost $1,029,234)			1,444,180
Other Assets and Liabilities—Net (-0.4%)			(5,707)
Net Assets (100%)			1,438,473
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $11,241.
2	Security value determined using significant unobservable inputs.
3	“Other” represents securities that are not classified by the fund’s benchmark index.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $12,851 was received for securities on loan, of which $12,746 is held in Vanguard Market Liquidity Fund and $105 is held in cash.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.
17

Russell 2000 Growth Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2026	14	1,844	4

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Atlas Energy Solutions Inc.	2/1/2027	GSI	130	(3.630)	—	(24)
D-Wave Quantum Inc.	2/1/2027	GSI	258	(3.630)	5	—
Enovix Corp.	2/1/2027	GSI	136	(3.630)	—	(15)
					5	(39)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
GSI—Goldman Sachs International.

See accompanying Notes, which are an integral part of the Financial Statements.
18

Russell 2000 Growth Index Fund
Statement of Assets and Liabilities
As of February 28, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $1,015,311)	1,430,254
Affiliated Issuers (Cost $13,923)	13,926
Total Investments in Securities	1,444,180
Investment in Vanguard	34
Cash	108
Cash Collateral Pledged—Futures Contracts	150
Receivables for Investment Securities Sold	7,015
Receivables for Accrued Income	555
Receivables for Capital Shares Issued	72
Unrealized Appreciation—Over-the-Counter Swap Contracts	5
Total Assets	1,452,119
Liabilities
Payables for Investment Securities Purchased	693
Collateral for Securities on Loan	12,851
Payables to Vanguard	31
Variation Margin Payable—Futures Contracts	32
Unrealized Depreciation—Over-the-Counter Swap Contracts	39
Total Liabilities	13,646
Net Assets	1,438,473
1 Includes $11,241 of securities on loan.
At February 28, 2026, net assets consisted of:

Paid-in Capital	1,552,029
Total Distributable Earnings (Loss)	(113,556)
Net Assets	1,438,473

ETF Shares—Net Assets
Applicable to 5,100,393 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,248,849
Net Asset Value Per Share—ETF Shares	$244.85

Institutional Shares—Net Assets
Applicable to 406,488 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	189,624
Net Asset Value Per Share—Institutional Shares	$466.49

See accompanying Notes, which are an integral part of the Financial Statements.
19

Russell 2000 Growth Index Fund
Statement of Operations

Six Months Ended February 28, 2026
($000)
Investment Income
Income
Dividends[1]	3,213
Interest[2]	29
Securities Lending—Net	478
Total Income	3,720
Expenses
The Vanguard Group—Note C
Investment Advisory Services	10
Management and Administrative—ETF Shares	451
Management and Administrative—Institutional Shares	55
Marketing and Distribution—ETF Shares	25
Marketing and Distribution—Institutional Shares	3
Custodian Fees	22
Shareholders’ Reports—ETF Shares	25
Shareholders’ Reports—Institutional Shares	1
Trustees’ Fees and Expenses	—
Other Expenses	8
Total Expenses	600
Net Investment Income	3,120
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	20,973
Futures Contracts	52
Swap Contracts	(86)
Realized Net Gain (Loss)	20,939
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	91,363
Futures Contracts	(1)
Swap Contracts	(8)
Change in Unrealized Appreciation (Depreciation)	91,354
Net Increase (Decrease) in Net Assets Resulting from Operations	115,413
1	Dividends are net of foreign withholding taxes of $4.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $25, less than $1, and ($1), respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $16,625 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
20

Russell 2000 Growth Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2026	Year Ended August 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	3,120	7,322
Realized Net Gain (Loss)	20,939	36,016
Change in Unrealized Appreciation (Depreciation)	91,354	77,080
Net Increase (Decrease) in Net Assets Resulting from Operations	115,413	120,418
Distributions
ETF Shares	(4,387)	(5,928)
Institutional Shares	(749)	(1,421)
Total Distributions	(5,136)	(7,349)
Capital Share Transactions
ETF Shares	92,843	(24,966)
Institutional Shares	(9,227)	(95,430)
Net Increase (Decrease) from Capital Share Transactions	83,616	(120,396)
Total Increase (Decrease)	193,893	(7,327)
Net Assets
Beginning of Period	1,244,580	1,251,907
End of Period	1,438,473	1,244,580

See accompanying Notes, which are an integral part of the Financial Statements.
21

Russell 2000 Growth Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2026	Year Ended August 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$224.71	$204.56	$175.15	$165.45	$222.64	$164.83
Investment Operations
Net Investment Income[1]	.550	1.228	1.231	1.499	1.137	.839
Net Realized and Unrealized Gain (Loss) on Investments	20.512	20.152	29.566	9.702	(57.266)	57.852
Total from Investment Operations	21.062	21.380	30.797	11.201	(56.129)	58.691
Distributions
Dividends from Net Investment Income	(.922)	(1.230)	(1.387)	(1.501)	(1.061)	(.881)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.922)	(1.230)	(1.387)	(1.501)	(1.061)	(.881)
Net Asset Value, End of Period	$244.85	$224.71	$204.56	$175.15	$165.45	$222.64
Total Return	9.38%	10.51%	17.69%	6.87%	-25.28%	35.67%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,249	$1,062	$991	$784	$658	$735
Ratio of Total Expenses to Average Net Assets	0.09%	0.12%	0.15%[2]	0.15%[2]	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	0.46%	0.60%	0.67%	0.90%	0.61%	0.40%
Portfolio Turnover Rate[3]	5%	28%	29%	32%	33%	47%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.15%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
22

Russell 2000 Growth Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2026	Year Ended August 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$428.12	$389.76	$333.70	$315.20	$424.16	$314.01
Investment Operations
Net Investment Income[1]	1.114	2.484	2.576	3.090	2.706	1.912
Net Realized and Unrealized Gain (Loss) on Investments	39.076	38.422	56.352	18.463	(109.390)	110.162
Total from Investment Operations	40.190	40.906	58.928	21.553	(106.684)	112.074
Distributions
Dividends from Net Investment Income	(1.820)	(2.546)	(2.868)	(3.053)	(2.276)	(1.924)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.820)	(2.546)	(2.868)	(3.053)	(2.276)	(1.924)
Net Asset Value, End of Period	$466.49	$428.12	$389.76	$333.70	$315.20	$424.16
Total Return	9.39%	10.56%	17.78%	6.94%	-25.24%	35.77%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$190	$183	$261	$235	$255	$752
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.08%[2]	0.08%[2]	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	0.49%	0.63%	0.74%	0.98%	0.72%	0.48%
Portfolio Turnover Rate[3]	5%	28%	29%	32%	33%	47%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
23

Russell 2000 Growth Index Fund
Notes to Financial Statements
Vanguard Russell 2000 Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2026, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended February 28, 2026, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
24

Russell 2000 Growth Index Fund
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Portfolio Management, LLC.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2026, the fund had contributed to Vanguard capital in the amount of $34,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
25

Russell 2000 Growth Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,429,015	—	1,235	1,430,250
Rights	—	1	—	1
Warrants	—	3	—	3
Temporary Cash Investments	13,926	—	—	13,926
Total	1,442,941	4	1,235	1,444,180
Derivative Financial Instruments
Assets
Futures Contracts[1]	4	—	—	4
Swap Contracts	—	5	—	5
Total	4	5	—	9
Liabilities
Swap Contracts	—	(39)	—	(39)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	As of February 28, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,033,804
Gross Unrealized Appreciation	514,278
Gross Unrealized Depreciation	(103,898)
Net Unrealized Appreciation (Depreciation)	410,380
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2025, the fund had available capital losses totaling $544,724,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended February 28, 2026, the fund purchased $69,026,000 of investment securities and sold $87,253,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $125,419,000 and $32,620,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2026, such purchases were $4,659,000 and sales were $5,076,000, resulting in net realized loss of $253,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2026		Year Ended August 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	125,490	510	226,245	1,110
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(32,647)	(135)	(251,211)	(1,230)
Net Increase (Decrease)—ETF Shares	92,843	375	(24,966)	(120)
Institutional Shares
Issued	4,858	10	25,784	67
Issued in Lieu of Cash Distributions	709	1	1,348	3
Redeemed	(14,794)	(32)	(122,562)	(312)
Net Increase (Decrease)—Institutional Shares	(9,227)	(21)	(95,430)	(242)
26

Russell 2000 Growth Index Fund
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q18532 042026
27

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangements – Explorer Value Fund

A majority of independent trustees of the board of Vanguard Explorer Value Fund have renewed the fund’s investment advisory arrangements with Ariel Investments LLC (Ariel), Frontier Capital Management Co., LLC (Frontier) and Wellington Management Company LLP (Wellington Management). The trustees determined that renewing the fund’s advisory arrangements was in the best interests of the fund and its shareholders.

The trustees based their decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the trustees by Vanguard’s Oversight and Manager Search team (OMS), which is responsible for fund and advisor oversight and product management. OMS met regularly with the advisor and made presentations to the trustees during the fiscal year that directed their focus to relevant information and topics.

The trustees also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the trustees were provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the trustees received periodic reports throughout the year, which included information about each fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the trustees approved the arrangement. Rather, it was the totality of the circumstances that drove the trustees’ decision.

Nature, extent, and quality of services

The trustees considered the quality of the fund’s investment management services over the short term, long term and since inception; they also took into account the organizational depth and stability of the advisors. The trustees considered the following:

Ariel. Founded in 1983, Ariel is an established investment manager that became an industry trailblazer by being the first black-owned mutual fund company in the United States. For decades, Ariel’s domestic value team has maintained the same distinctive approach focusing on companies with high-quality brands and franchises that may be temporarily out of favor. Ariel will buy firms trading at a discount, with sustainable competitive advantages that can lead the company to recover and add value over time. The team’s performance demonstrates the interrelated tenets of patience, focus and independent thinking that are hallmarks for the firm. Ariel has advised a portion of the fund since 2022.

Frontier. Founded in 1980, Frontier is an investment advisor with a long history of investing in small- and mid-cap stocks. Frontier employs a relative value approach that focuses on identifying companies with solid business models, unrecognized earnings power, and attractive valuations. The portfolio managers have the support of Frontier’s deep team of sector-focused analysts and other small- and mid-cap portfolio managers. Frontier has managed a portion of the fund since the fund’s inception in 2010.

Wellington Management. Founded in 1928, Wellington Management Company LLP, located in Boston, MA, is among the nation’s oldest and most respected institutional investment managers. The team uses a process-oriented investment framework and seeks to build a diversified portfolio of companies that demonstrate strong fundamentals. The strategy focuses on identifying businesses with attractive free cash flow yields (a measure of valuation), robust total capital returns (including dividends and share repurchases), and healthy free cash flow margins (a measure of quality). The investment team conducts rigorous bottom-up research to uncover opportunities, leveraging deep analytical insights along with the support of Wellington Management's global industry analysts.

The trustees concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The trustees considered the short-term, long-term and since-inception performance of Ariel, Frontier and Wellington Management’s subportfolios, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The trustees concluded that the performance was such that each advisory arrangement should continue.

Cost

The trustees concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also below the peer-group average.

The trustees did not consider the profitability of Ariel, Frontier or Wellington Management in determining whether to approve the advisory fee, because Baillie Gifford is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.

The benefit of economies of scale

The trustees concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the advisory fee schedules for Wellington Management, Ariel, and Frontier. The breakpoints reduce the effective rate of the fees as the fund’s assets managed by each advisor increase.

The trustees will consider whether to renew the advisory arrangements again after a one-year period.

Trustees Approve Advisory Arrangements – Russell Index Funds

A majority of independent trustees of the board of Vanguard Russell 1000 Index Fund, Vanguard Russell 1000 Value Index Fund, Vanguard Russell 1000 Growth Index Fund, Vanguard Russell 2000 Index Fund, Vanguard Russell 2000 Value Index Fund, Vanguard Russell 2000 Growth Index Fund and Vanguard Russell 3000 Index Fund (Trustees) have approved a restructuring of each fund’s management structure whereby the Vanguard Group, Inc. (Vanguard) will now provide investment advisory services to the fund through its subsidiary, Vanguard Portfolio Management LLC (VPM). The trustees determined that approving the advisory arrangements was in the best interests of each fund and its shareholders.

The Trustees based their decisions upon an evaluation of VPM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangement. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of the investment management services to be provided to the funds and took into account the organizational depth and stability of Vanguard and VPM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Strategic Equity Index Management team (SE), now within VPM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. In its management of other Vanguard passive and active equity funds and portfolios, the team has a track record of consistent performance as a result of its disciplined investment processes. SE has specific expertise and experience managing U.S. style-box, sector, and smart-beta index strategies, effectively navigating index reconstitutions and mitigating transactions costs to deliver tight tracking error while opportunistically seeking to add excess returns through sophisticated trading strategies and superior access to corporate actions.

The Trustees concluded that VPM’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangements.

Investment performance

The Trustees determined that VPM’s Strategic Equity Index Management team, in its management of Vanguard funds, including the funds, has a track record of consistent performance and disciplined investment processes. The Trustees concluded that the performance was such that the advisory arrangements should be approved.

Cost

The Trustees concluded that each fund’s expense ratio will remain below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses will also continue to be below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VPM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that each fund’s arrangement with Vanguard, and services rendered through VPM, ensure that each fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangements again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD SCOTTSDALE FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: April 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD SCOTTSDALE FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: April 22, 2026

VANGUARD SCOTTSDALE FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: April 22, 2026

*By:	/s/ Natalie Lamarque

Natalie Lamarque, pursuant to a Power of Attorney filed on December 19, 2025 (see File Number 33-49023), and to a Power of Attorney filed on February 27, 2026 (see File Number 333-177613), Incorporated by Reference.